As filed with the Securities and Exchange Commission on June 28, 2018
File No. 333-105256
811-09295
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	20	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	638	/X/

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN

(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on June 28, 2018 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on ________ pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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PART A

LEADERS EPIC PLUS
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293
1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
www.talcottresolution.com

On May 31, 2018, pursuant to the Stock and Asset Purchase Agreement entered into on December 3, 2017, by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc., Hopmeadow Acquisition, Inc. ("Buyer"), Hopmeadow Holdings, LP, and Hopmeadow Holdings GP, each of which is funded by a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group, HHI sold all of the issued and outstanding equity of Hartford Life, Inc., the parent of Talcott Resolution Life Insurance Company ("Talcott Resolution") (formerly "Hartford Life Insurance Company") to Buyer ("Talcott Resolution Sale Transaction").
Additional information regarding the Talcott Resolution Sale Transaction can be found on the Talcott Resolution website at www.talcottresolution.com/financialinformation.html and in its Current Report on Form 8-K (click on "SEC Filings - Other") filed by Talcott Resolution Life Insurance Company (formerly "Hartford Life Insurance Company") on June 6, 2018, with the Securities and Exchange Commission.
Talcott Resolution will continue to administer and provide all contractual benefits of your annuity. The terms, features and benefits of your insurance contract will NOT change as a result of the sale.
* * * * * * * * * *
The variable annuity product described in this prospectus is no longer for sale. In 2013, We announced that we would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity.
We call this annuity Leaders Epic Plus because each time you make a Premium Payment, we will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.
This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Talcott Resolution Life and Annuity Insurance Company or Talcott Resolution Life Insurance Company (“us,” “we” or “our”) where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups.
At the time you purchased your Contract, you allocated your Premium Payment to “Sub-Accounts.” These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds described in this prospectus are part of the following Portfolio companies: AIM Variable Insurance Funds, American Funds Insurance Series, Franklin Templeton Investments, Hartford HLS Funds and MFS Investment Management.
At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the “Fixed Accumulation Feature,” which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available. This Contract and its features may not be available for sale in all states.
Please read this prospectus carefully and keep it for your records for future reference. You can contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus. Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us by calling 1-800-862-6668 or the SEC’s website (www.sec.gov).
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our customer accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you, our clients, to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1. Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2. Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3. Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4. Review Your Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:

Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Date of Prospectus: May 1, 2018 as amended on June 28, 2018
Date of Statement of Additional Information: May 1, 2018 as amended on June 28, 2018

Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Our overnight mailing address is: Talcott Resolution - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353. Our standard mailing address is Talcott Resolution - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-4293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
Annual Withdrawal Amount: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under Principal First and Principal First Preferred . The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under Principal First and Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for Principal First and Principal First Preferred . The Benefit Payment can never exceed the Benefit Amount.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.

Contingent Deferred Sales Charge (“CDSC”): The deferred sales charge that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus, including any joint Owners. We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Deferred Annuity Commencement Date: The Annuitant’s 100th birthday.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Financial Intermediary: The broker dealer through whom you purchased your contract or the investment professional who is listed in our administrative systems as the agent of record on your Contract and services your Contract.
Fixed Accumulation Feature: Part of our General Account, where you were able to allocate a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. The Fixed Accumulation Feature was not offered in all Contracts and is not available in all states. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for Contracts issued in Massachusetts.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Talcott Resolution .
In Good Order: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone or through an internet transaction. Generally, our request for documentation will be considered in good order when we receive all of the requisite information on the form required by us.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: When we calculate the Asset Protection Death Benefit or the MAV/EPB Death Benefit, this is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier. When we calculate the MAV 70 Death Benefit, this is the highest Anniversary Value prior, adjusted for subsequent Premium Payments and withdrawals, to the deceased’s 71st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Payment Enhancement: An amount that we credit your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Principal First : An option that was available at an additional charge where, if elected upon purchase, you could take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. The maximum withdrawal amount you may take under Principal First in any Contract Year is 7% of the guaranteed amount. This rider/option can no longer be elected or added after you purchase your Contract.
Principal First Preferred : An option that Was available at an additional charge where, if elected upon purchase, you could take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. The maximum withdrawal amount you may take under Principal First Preferred in any Contract Year is 5% of the guaranteed amount. This rider/option can no longer be elected or added after you purchase your Contract.
Qualified Contract: A contract issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code.
Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

Fee Tables
The following tables describe the fees and expenses that you will pay when purchasing, owning and Surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transaction Expenses

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
First Year (2)	8%
Second Year	8%
Third Year	8%
Fourth Year	8%
Fifth Year	7%
Sixth Year	6%
Seventh Year	5%
Eighth Year	4%
Ninth Year	0%

(1)
Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)	Length of time from each Premium Payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (3)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk Charge	1.50%
Administrative Charge	0.15%
Total Separate Account Annual Expenses	1.65%
Optional Charges (as a percentage of average daily Sub-Account Value)
MAV 70 Death Benefit Charge (4)	0.20%
MAV/EPB Death Benefit Charge (5)(6)	0.30%
Principal First Charge (6)(7)	0.75%
Principal First Preferred Charge (6)	0.20%
Total Separate Account Annual Expenses with optional charges (8)	2.70%

(3)
An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4)	You may choose only one Death Benefit.

(5)	The MAV/EPB Death Benefit was not available for Contracts issued in New York, Minnesota or Washington.

(6)	This rider/option can no longer be elected or added after you purchase your Contract.

(7)
While the maximum charge for Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See “The Contract” section for additional information.

(8)	Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.

This table shows the minimum and maximum total fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(these are expenses that are deducted from Fund assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.4%	1.38%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses including the highest combination of Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, we waive the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated and does not reflect any Payment Enhancements. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,179
3 years	$2,090
5 years	$2,917
10 years	$4,582

(2)	If you annuitize at the end of the applicable time period:

1 year	$341
3 years	$1,243
5 years	$2,154
10 years	$4,471

(3)	If you do not Surrender your Contract:

1 year	$448
3 years	$1,351
5 years	$2,263
10 years	$4,582

Condensed Financial Information
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see “How is the value of my Contract calculated before the Annuity Commencement Date?” Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

Highlights
How do I purchase this Contract?
This Contract is closed to new investors. In addition, as of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase® Program or are part of certain retirement plans.
What are Payment Enhancements?
Each time you make a Premium Payment, we will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.
We have developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.
What type of sales charges apply?
You don’t pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of Years from Premium Payment	Contingent Deferred Sales Charge
1	8%
2	8%
3	8%
4	8%
5	7%
6	6%
7	5%
8	4%
9 or more	0%
You won’t be charged a Contingent Deferred Sales Charge on:

✓	The Annual Withdrawal Amount

✓	Premium Payments that have been in your Contract for more than eight years

✓	Payment Enhancements or earnings

✓	Distributions made due to death

✓	Distributions under a program for substantially equal periodic payments made for your life or life expectancy

✓	Most payments we make to you as part of your Annuity Payout
Is there an Annual Maintenance Fee?
We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

•	Mortality and Expense Risk Charge — This charge is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Sub-Accounts.

•	Administrative Charge — This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

•	Annual Fund Operating Expenses — These charges are for the underlying Funds. See the Funds’ prospectus for more complete information.

What charges will I pay on an annual basis if I elect optional benefits?

•
MAV 70 Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. We call this optional Death Benefit the “MAV 70 Death Benefit,” which is short for “Maximum Anniversary Value 70 Death Benefit.” If you elected the MAV 70 Death Benefit, we deduct an additional charge on a daily basis based on Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
MAV/EPB Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. We call the optional Death Benefit the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Death Benefit.” If you elected the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected Principal First , we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
Principal First Preferred Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected Principal First Preferred , we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

If you elect the Annuity Commencement Date Deferral Option ("Deferral Option"), then upon the original Annuity Commencement Date, Principal First, Principal First Preferred as well as all other living benefits and optional death benefits are terminated and the associated rider charges will no longer be assessed.
Charges and fees may have a significant impact on Contract Values and the investment performance of the Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.
Can I take out any of my money?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Option.

➢	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.

➢	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
Will Talcott Resolution pay a Death Benefit?
There is a Death Benefit if the Contract Owner, joint Owner or the Annuitant, if applicable, dies before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.
What Annuity Payout Options are available?
When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take Annuity Payouts by the Annuity Commencement Date, which is the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever is later. As of October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.
Effective February 11, 2017, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option ("Deferral Option") section below. If you elect the Deferral Option, you may defer your Annuity Commencement Date the Annuitant’s 100th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.

•
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with a ten year period certain.
Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

•	fixed dollar amount Automatic Annuity Payouts,

•	variable dollar amount Automatic Annuity Payouts, or

•	a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.
Can I defer my Annuity Commencement Date?
If you are eligible, you may elect a one-time deferral of your Annuity Commencement Date. To elect this option we must receive at our Administrative Office the Annuity Commencement Date Deferral Option Request Form In Good Order during the Election Period. The Election Period begins when we send you the Annuity Commencement Date Deferral Option rider and ends on your Annuity Commencement Date. The Annuity Commencement Date Deferral Option rider will become effective on the Annuity Commencement Date. For more information, please see the section titled Annuity Commencement Date Deferral Option ("Deferral Option").
General Contract Information
The Company
We are a stock life insurance company. Talcott Resolution Life Insurance Company (formerly "Hartford Life Insurance Company") is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution Life and Annuity Insurance Company ("formerly Hartford Life and Annuity Insurance Company") is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Talcott Resolution Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Talcott Resolution Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Talcott Resolution Life and Annuity Insurance Company is a subsidiary of Talcott Resolution Life Insurance Company. Our corporate offices are located in Windsor, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Talcott Resolution Life Insurance Company only) and/or state insurance departments. For example, Talcott Resolution Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account
The Fixed Accumulation Feature is part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. As of October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for Contracts issued in Massachusetts.
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchased your Contract, you allocated your Premium Payments to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. “Master-feeder” or “fund of funds” (“feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix I for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to timely instructions received from you, and

•	vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely voting instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to us. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2017, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2017, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2017, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $48.2 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account’s inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
Fixed Accumulation Feature
The Fixed Accumulation Feature is currently not available.
Important Information You Should Know: This portion of the Prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Accumulation Feature.
The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis.
Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of the minimum guaranteed interest rate will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. The Fixed Accumulation Feature interest rates may vary by State. While we do not charge a separate fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.
The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available purchased by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

•	Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.
If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.
This prospectus describes three versions of the Contract. Series II of the Contract was issued before January 30, 2004. Series IIR of the Contract was issued between January 30, 2004 and May 2, 2005. Series III is issued on or after May 2, 2005.
How do I purchase a Contract?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years.
How are Premium Payments applied to my Contract?
If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.
California Seniors — The Senior Protection Program
Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

•	Elect the Senior Protection Program, or

•	Elect to immediately allocate the initial Premium Payments to the other investment options.
Under the Senior Protection Program we will allocate your initial Premium Payment to a money market fund sub-account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.
If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market fund sub-account unless you direct otherwise.
You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account value from a money market fund sub-account to another investment option.
When you terminate your participation in the Senior Protection Program:

•	You may reallocate your Contract Value in the Program to other investment options; or

•	we will automatically reallocate your Account value in the Program according to your original instructions 35 days after your initial Premium Payment.
What are Payment Enhancements?
Each time you make a Premium Payment to your Contract, we will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

✓	3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

✓	4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.
If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.
The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.
Do I always get to keep my Payment Enhancements?
You won’t always get to keep your Payment Enhancement credited to your Contract Value. We will take back or “recapture” some or all of the Payment Enhancements under certain circumstances:

•	We will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the “Right to Examine” period described in your Contract.

•	We will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

•
We will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

Do Payment Enhancements always benefit me?
Not all of the time. We issue a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

•	The length of time that you plan to continue to own your Contract.

•	The frequency, amount and timing of any partial Surrenders.

•	The amount of your Premium Payments.

•	When you plan to annuitize your Contract.

•	Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.
We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know that you will experience an event that will require us to take back these Payment Enhancements. In addition, although this Contract’s fees and charges are lower than many annuities that add a “bonus” or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.
Description of Right to Cancel provision you had when you Purchased your Contract.
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
How is the value of my Contract calculated before the Annuity Calculation Date?
The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.
When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

•	The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

•
Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Abusive Transfer Policy (effective until July 1, 2007):
Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.
We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund’s Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:
✓ the dollar amount of the transfer;
✓ the total assets of the Funds involved in the transfer;
✓ the number of transfers completed in the current calendar quarter;
✓ whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or
✓ the frequent trading policies and procedures of a potentially affected Fund.
If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

Fund Trading Policies (effective after July 1, 2007):

You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.

We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:
✓ Certain types of financial intermediaries may not be required to provide us with shareholder information.
✓ “Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

✓ A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.
✓ Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the Transfer Rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, you may transfer the greater of:

•
30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary or;

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs.
If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.
You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
If you elect the Deferral Option, at least 80% of your Contract Value must be invested in Sub-Accounts on the original Annuity Commencement Date. That is, no more than 20% of the Contract Value may be allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Request Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date. The Contract Value is calculated on the Valuation Day immediately before the transfer.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried our at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We and our agents are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Investment Professionals and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	8%
2	8%
3	8%
4	8%
5	7%
6	6%
7	5%
8	4%
9 or more	0%
Surrender Order — During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings and then from Payment Enhancements.
Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.
Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from Premium Payments associated with Premium Payments not subject to a Contingent Deferred Sales Charge, then from Premium Payments still subject to a Contingent Deferred Sales Charge on a first-in, first-out basis, then from Payment Enhancements associated with Premium Payments still subject to Contingent Deferred Sales Charges. Only Premium Payments subject to Contingent Deferred Sales Charges are subject to a charge.

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:
• We will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.
•   We will then Surrender the Premium Payments that have been in the Contract the longest.
•   That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount, or $700.00.
• The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000, or $160.00.
•   Your Contingent Deferred Sales Charge is $860.00.
If you have any questions about these charges, please contact us or your Investment Professional.

If you purchase your Contract in Connecticut or Pennsylvania, the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	8%
2	8%
3	8%
4	7%
5	6%
6	5%
7	4%

8	3%
9 or more	0%
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

•
Annual Withdrawal Amount — Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.

•
If you are a patient in a certified long-term care facility or other eligible facility — We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

✓	facility recognized as a general hospital by the proper authority of the state in which it is located;

✓	facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

✓	facility certified by Medicare as a hospital or long-term care facility; or

✓	nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.
For this waiver to apply, you must:

•	have owned the Contract continuously since it was issued,

•	provide written proof of your eligibility satisfactory to us, and

•	request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.
This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home. In addition, if you request a full or partial Surrender during confinement, we will deduct from your Contract Value any Payment Enhancements credited during the time you were confined.
This waiver may not be available in all states.

•	Upon death of the Annuitant, Contract Owner or joint Contract Owner — No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

•
Upon Annuitization — The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

•
For Principal First Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

•
For Principal First Preferred Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

•
For Required Minimum Distributions — This allows Annuitants who are age 70½ or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

•
For substantially equal periodic payments — We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel Period — No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.
Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value.
The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk — We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.
When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Administrative Charge
For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and the annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectus.
Charges for Optional Benefits

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MAV 70 Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. We call this optional Death Benefit the “MAV 70 Death Benefit,” which is short for “Maximum Anniversary Value 70 Death Benefit.” If you elected the MAV 70 Death Benefit, we deduct an additional charge on a daily basis based on Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
MAV/EPB Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. We call the optional Death Benefit the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings

Protection Death Benefit.” If you elected the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected Principal First , we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
The Principal First Preferred Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected Principal First Preferred , we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

I f you elect the Annuity Commencement Date Deferral Option, then upon the original Annuity Commencement Date, Principal First, Principal First Preferred as well as all other living benefits and optional death benefits are terminated and the associated rider charges will no longer be assessed.
Other disclosure specific to Invesco V.I. Government Money Market Fund
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940. Further detail regarding these changes is set forth in the fund's prospectus.
Payment Enhancements
No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, we expect to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, any applicable administrative charges, the Annual Maintenance Fee and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
Principal First and Principal First Preferred
Electing Principal First or Principal First Preferred
If you elect the Annuity Commencement Date Deferral Option, the Principal First and Principal First Preferred riders including any guaranteed income benefit, death benefit settlement option and any annuitization option under these riders (i) will be terminated in their entirety; (ii) the charge for these riders will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If, however, you are receiving Automatic Income Payments under the Principal First or Principal First Preferred riders, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value. For more details, see the Annuity Commencement Date Deferral Option (“Deferral Option”) section in the Annuity Payout subsection in The Contract section.
Principal First . and Principal First Preferred can no longer be elected or added after you purchased your Contract.
If you elected Principal First you cannot cancel it and we will continue to deduct Principal First Charge until we begin to make Annuity Payouts.
You may cancel Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added Principal First Preferred to your Contract. If you cancel Principal First Preferred , all Benefit Payments and charges for Principal First Preferred will terminate. Once Principal First Preferred is canceled it cannot be reinstated.
Whether you elected either Principal First or Principal First Preferred , a company-sponsored exchange will not be considered to be a revocation or termination of either benefit.
Overview
Principal First and Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elected your optional benefit. The amount that is protected is your “Benefit Amount.” In other words, Principal First and Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

Determining your Benefit Amount
The initial Benefit Amount for both Principal First and Principal First Preferred depends on when you elected your optional benefit. If you elected your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elected your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

•	Your Benefit Amount can never be more than $5 million dollars.

•	Your Benefit Amount is reduced as you take withdrawals.
Once the initial Benefit Amount has been determined, we calculate the maximum guaranteed payment that may be made each year (“Benefit Payment”). The Benefit Payment is 7% or 5% of your Benefit Amount for Principal First or Principal First Preferred , respectively.
Benefit Payments
Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.
If you elected your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you established your optional benefit any time after you purchased your Contract, we count the first year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.
The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.
If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will recalculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value (“New Contract Value”) and then we deduct the amount of the last Surrender from the Benefit Amount (“New Benefit Amount”). Then we compare those results:

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If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

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If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For Principal First , your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For Principal First Preferred , your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

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If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the “old” Benefit Payment to the “new” Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
If you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. For Contracts issued in New York, we will not recalculate the Benefit Amount if you change the ownership or assign your Contract to someone other than your spouse.
The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment; or

•	The Contract Value at the time of the ownership change or assignment.
Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for Principal First Preferred and Principal First , respectively.
Surrendering your Contract

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First or Principal First Preferred .
If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.
The fixed annuity payout option for Principal First is called Principal First Payout Option. The fixed annuity payout option for Principal First Preferred is called Principal First Preferred Payout Option.
While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.
Annuitizing your Contract
If you elected Principal First or Principal First Preferred and later decide to annuitize your Contract, you may choose Principal First Payout Option or Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.
Under both of these Annuity Payout Options, we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.
If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.
If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary.
Key differences between Principal First and Principal First Preferred
While Principal First and Principal First Preferred share many of the same characteristics, there are some important differences.

Features	Principal First	Principal First Preferred
Charge	0.50% of Sub-Account Value	0.20% of Sub-Account Value
Benefit Payment	7% of Benefit Amount	5% of Benefit Amount
Revocability	• Irrevocable.	• Revocable anytime after the 5th Contract Year or the 5th anniversary of the date you added Principal First Preferred to your Contract.
	• Charge continues to be deducted until we begin to make annuity payouts.	• Charge continues to be deducted until we begin to make annuity payout or charge will terminate if Principal First Preferred is cancelled.
Step Up	• After the 5th Contract Year, every five years thereafter if elected.	• Not Available.
Maximum Issue Age	• Non-Qualified & Roth IRA — Age 85	• Non-Qualified & Roth IRA — Age 85
	• IRA/Qualified — Age 80	• IRA/Qualified — Age 70
Investment Restrictions	• None	• You are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary between certain investment options. This restriction is not currently enforced.
Spousal Continuation	• Available	• Available
Principal First — Step-Up
Any time after the 5th year Principal First has been in effect, you may elect to “step-up” the Benefit Amount. There is no “step-up” available for Principal First Preferred . If you choose to “step-up” the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year Principal First “step-up” has been in place, you may choose to “step-up”

the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step-up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step-up,” we may be charging more for Principal First , but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon “step-up” we will charge you the current charge. Before you decide to “step-up,” you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.
You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

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Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will not accept any written election request received more than 30 days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

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If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

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Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Principal First Preferred — Investment Restrictions
We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Currently, there are no such limitations. Contracts issued in Connecticut are not subject to these limitations.
Required Minimum Distributions
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.
For purposes of Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.
Other Information
If you elected Principal First Preferred , and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us to you equal or exceed $100,000.
We reserve the right to treat all Contracts issued to you by us within a calendar year as one Contract for purposes of Principal First and Principal First Preferred . This means that if you purchased two Contracts from us in any twelve month period and elect either Principal First or Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.
For examples on how Principal First is calculated, please see “Appendix III.” For examples on how Principal First Preferred is calculated, please see “Appendix IV.”

Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
You could purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You could not choose both.
An optional Death Benefit for an additional charge was available. There were two optional Death Benefits available under the Contract. You could elect only one optional Death Benefit. The optional Death Benefits were:

•	the “MAV 70 Death Benefit,” which is short for “Maximum Anniversary Value 70 Death Benefit;” and

•	the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Benefit Death Benefit,”
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit, optional Death Benefits or living benefits apply. All optional Death Benefits, living benefits and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
The following table summarizes information about the Death Benefit choices in the Contract. We also have examples of the Death Benefit calculations in Appendix III at the end of the prospectus that may be helpful in understanding the Death Benefit choices.

Standard Death Benefit Choices	Summary	How it works
Asset Protection Death Benefit	Not available if you elect the Premium Protection Death Benefit.	This Death Benefit is the greatest of:
	No extra charge.	✓ Contract Value, minus any Payment Enhancements credited within 12 months of death or after death; or

✓ Contract Value minus any Payment Enhancements credited within 12 months of death or after death, PLUS 25% of the total Premium Payments excluding any subsequent Premium Payments we
       receive within 12 months of death or after
       death. Premium Payments are adjusted
       for any partial Surrenders; or

✓ Contract Value minus any Payment Enhancements credited within 12 months of death or after death, PLUS 25% of your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death or after death.

This Death Benefit cannot exceed the greatest of:
✓ Contract Value, minus any Payment Enhancements credited within 12 months of death or after death; or
✓ Total Premium Payments adjusted for any partial Surrenders; or
✓ Your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death.

Premium Protection Death Benefit	Not available if you elect the Asset Protection Death Benefit.	This Death Benefit is the greater of:
	No extra charge.	✓ Contract Value, minus any Payment Enhancements credited within 12 months of death or after death; or
✓ Total Premium Payments you have made to us minus an adjustment for any partial Surrenders.
You cannot choose this Death Benefit if either you or your Annuitant are 76 years old or older.

Optional Death Benefits	Summary	How it works
MAV 70 Death Benefit	Optional Death Benefit that is available for an additional charge equal to 0.20% of your Contract Value invested in the Sub-Accounts and is deducted daily.	If you elect this Death Benefit, your Death Benefit will be the greatest of:
	Only available upon purchase.	✓ The Asset Protection Death Benefit described above;
	You cannot choose this Death Benefit by itself.	✓ The total Premium Payments you have made to us adjusted for any partial Surrenders; or
	You cannot choose this Death Benefit if you elect the MAV/EPB Death Benefit.	✓ Your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death.
You cannot choose this Death Benefit if you or your Annuitant are 71 years old or older.

MAV/EPB Death Benefit	Optional Death Benefit that is available for an additional annual charge equal to 0.30% of your Contract Value invested in the Sub-Accounts and is deducted daily.	If you elect this Death Benefit with the Asset Protection Death Benefit, your Death Benefit will be the greatest of:
	Only available upon purchase.	✓ The Asset Protection Death Benefit described above;
	You cannot choose this Death Benefit by itself.	✓ The total Premium Payments you have made to us adjusted for any partial Surrenders;
	You cannot choose this Death Benefit if you elect the MAV 70 Death Benefit.	✓ Your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death; or
	You cannot choose this Death Benefit if you or your Annuitant are 76 years old or older.	✓ The Earnings Protection Benefit.
If you elect this Death Benefit with the Premium Protection Death Benefit, your Death Benefit will be the greatest of:
✓ The Premium Protection Death Benefit described above;
✓ Your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death; or
✓ The Earnings Protection Benefit.
Asset Protection Death Benefit
The Asset Protection Death Benefit is one of the two standard Death Benefit choices.
Here is an example of how the Asset Protection Death Benefit works.
Assume that:

➢	You made an initial Premium Payment of $100,000. You made no subsequent Premium Payments.

➢	In your fourth Contract Year, you made a partial Surrender of $8,000.

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000.

➢	Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding the greatest of these three values:	Based on the assumptions above, here is how we would do the actual calculations:
✓ Contract Value, minus any Payment Enhancements credited within 12 months of death or after death; or	Contract Value equals $115,000.
✓ Contract Value minus any Payment Enhancements credited within 12 months of death or after death, PLUS 25% of the total Premium Payments excluding any subsequent Premium Payments we
       receive within 12 months of death or after
       death. Premium Payments are adjusted
       for any partial Surrenders; or
$115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
✓ Contract Value minus any Payment Enhancements credited within 12 months of death or after death, PLUS 25% of your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death or after death.
$115,000 + [25% ($150,000)] = $152,500.
The Asset Protection Death Benefit has a maximum. That means the Death Benefit cannot exceed the Asset Protection Death Benefit Maximum.
Asset Protection Death Benefit Maximum:
The Asset Protection Death Benefit cannot exceed the greatest of:	Based on the assumptions above, here is the calculation of the Asset Protection Death Benefit Maximum:
✓ Contract Value, minus any Payment Enhancements credited within 12 months of death or after death; or	• Contract Value is $115,000,
✓ total Premium Payments you have made to us, adjusted for any partial Surrenders; or	Ÿ total Premium Payments you have made to us minus an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or
✓ Your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death.	• Your Maximum Anniversary Value is $150,000.
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
The discussion of the Death Benefit choices above says that we make an adjustment to your total Premium Payments for partial Surrenders when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see “Appendix II.”
The discussion of the Death Benefit choices above also refers to your Maximum Anniversary Value. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. When we calculate the Asset Protection Death Benefit or the MAV/EPB Death Benefit, we will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier. When we calculate the MAV 70 Death Benefit, we will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 71st birthday or date of death, whichever is earlier.
The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
We make an adjustment for partial Surrenders when we calculate your Anniversary Value. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial

Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see “Appendix III.”
We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.
Premium Protection Death Benefit
The Premium Protection Death Benefit was one of the two standard Death Benefit choices.
Here is an example of how the Premium Protection Death Benefit works.
Assume that:

➢	You made an initial Premium Payment of $100,000,

➢	In your fourth Contract Year, you made a partial Surrender of $8,000,

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death Benefit by finding the greater of these two values:	Based on the assumptions above, here is how we would do the actual calculations:
✓ Contract Value minus any Payment Enhancements credited within 12 months of death or after death; or	$115,000
✓ Total Premium Payments you have made to us minus an adjustment for any partial Surrenders.	$100,000 - $8,000 = $92,000
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under “Adjustments to total Premium Payments for partial Surrenders.”
If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value minus any Payment Enhancements credited within 12 months of death or after death.
Optional Death Benefit
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit, optional Death Benefits or living benefits apply. All optional Death Benefits, living benefits and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
This rider/option can no longer be elected or added after you purchase your Contract. We call the optional Death Benefit the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Benefit Death Benefit.” The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.
The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.
If you elected the MAV/EPB Death Benefit, you cannot cancel it.
You could only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.
The MAV/EPB Death Benefit is described below.
MAV 70 Death Benefit
You could not elect the MAV 70 Death Benefit if you or your Annuitant were age 71 or older. If you elected the MAV 70 Death Benefit, you cannot cancel it.
You can only elect the MAV 70 Death Benefit at the time that you purchase your Contract. You cannot elect the MAV 70 Death Benefit if you elect the MAV/EPB Death Benefit. The MAV 70 Death Benefit is described below.
MAV 70 Death Benefit
The following shows how the Death Benefit works if you elect the MAV 70 Death Benefit when you purchase your Contract:
The Death Benefit will be the greatest of the following three values:

•	The Asset Protection Death Benefit;

•	The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

•	Your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death.
If your Contract has the MAV 70 Death Benefit and you transfer ownership of your Contract, or your spouse continues your Contract as Contract Owner after your death, the Death Benefit will depend on the age of the new Contract Owner.

✓
If the new Contract Owner was 76 years old or older at the time you purchased your Contract, the MAV 70 Death Benefit will not apply under the Contract after the transfer. Instead, only the Asset Protection Death Benefit will remain in force under the Contract.

✓
If the new Contract Owner was 76 years old or older at the time you purchased your Contract, the MAV 70 Death Benefit will not apply under the Contract after the transfer. Instead, only the Asset Protection Death Benefit will remain in force under the Contract.

In either case, we will continue to deduct the charge for the MAV 70 Death Benefit until we begin to make Annuity Payouts.
Here is an example of how the MAV 70 Death Benefit works.
Assume that:

➢	You made a single Premium Payment of $100,000, and you made no subsequent Premium Payments,

➢	In your fourth Contract Year, you made a partial Surrender of $8,000,

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000,

➢	On the day we calculate the Death Benefit, your Maximum Anniversary Value was $150,000.
Based on the assumptions above, this table shows how we would do the calculations:

Asset Protection Death Benefit (see Example above);	$150,000
The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or	$100,000 - $8,000 = $92,000
Your Maximum Anniversary Value.	$150,000
Death Benefit Amount	Because the Maximum Anniversary Value was the greatest of the three values compared, the Death Benefit is $150,000
MAV/EPB Death Benefit
The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.
If you elected the MAV/EPB Death Benefit, you cannot cancel it.
You could only elect the MAV/EPB Death Benefit at the time that you purchased your Contract. You cannot elect the MAV/EPB Death Benefit if you elect the MAV 70 Death Benefit.
The MAV/EPB Death Benefit is described below.
MAV/EPB Death Benefit
This table shows how the Death Benefit works if you elected the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

MAV/EPB Death Benefit with the Asset Protection Death Benefit	MAV/EPB Death Benefit with the Premium Protection Death Benefit
The Death Benefit will be the greatest of the Asset Protection Death Benefit or the following three values:	The Death Benefit will be the greatest of the Premium Protection Death Benefit or the following two values:
• The total Premium Payments you have made to us minus an adjustment for any partial Surrenders;	• Your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death; or
• Your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death; or	• The Earnings Protection Benefit, which is discussed below.
• The Earnings Protection Benefit, which is discussed below.

➢
If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

Earnings Protection Benefit — If you and your Annuitant were age 69 or under when you purchased your Contract, the Earnings Protection Benefit is:

•	Your Contract Value minus any Payment Enhancements credited within 12 months of death or after death, on the date we receive a death certificate or other legal document acceptable to us, plus

•	40% of the Contract gain since the date that you purchased your Contract.
We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any subsequent Premium Payments and add adjustments for any partial Surrenders made during that time. We also deduct any Payment Enhancements credited within 12 months of death or after death.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

•	Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

•	Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

•	Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

•	We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.
If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.
We use the adjustment for partial Surrenders when we calculate the Contract gain by:

•	Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

•	We also deduct any Payment Enhancements credited within 12 months of death or after death; and

•	Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any Payment Enhancements and adjustments for partial Surrenders.
We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value minus any Payment Enhancements credited within 12 months of death or after death to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value minus any Payment Enhancements credited within 12 months of death or after death to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.
For examples on how we calculate the Death Benefit, see Appendix II.
Here is an example of how the MAV/EPB Death Benefit works with the standard Death Benefit choices.
Assume that:

➢	You made a single Premium Payment of $100,000, and you made no subsequent Premium Payments,

➢	In your fourth Contract Year, you made a partial Surrender of $8,000,

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000,

➢	Your Maximum Anniversary Value was $150,000,
Based on the assumptions above, this table shows how we would do the calculations:

MAV/EPB Death Benefit with Asset Protection Death Benefit		MAV/EPB Death Benefit with Premium Protection Death Benefit
Asset Protection Death Benefit (see Example above)	$150,000	Premium Protection Death Benefit (see Example above)	$115,000

The total Premium Payments you have made to us minus an adjustment for any partial Surrenders;	$100,000 - $8,000 = $92,000	Your Maximum Anniversary Value; or	$150,000
Your Maximum Anniversary Value; or	$150,000	The Earnings Protection Benefit	Contract Value minus Contract Value on the date you purchased your Contract [$115,000 - $100,000 = $15,000]
			40% of Contract gain plus Contract Value [$15,000 × 40% = $6,000] + $115,000 = $121,000]
The Earnings Protection Benefit	Contract Value minus Contract Value on the date you purchased your Contract [$115,000 - $100,000 = $15,000]	Death Benefit Amount	Because the Maximum Anniversary Value was the greatest of the three values compared, the Death Benefit is $150,000
	40% of Contract gain plus Contract Value [$15,000 × 40% = $6,000] + $115,000 = $121,000]
Death Benefit Amount	Because the Maximum Anniversary Value was the greatest of the four values compared, the Death Benefit is $150,000
MAV/EPB Death Benefit considerations:

•	If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

•	Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.
Additional Information about the Death Benefits
For more information on how these optional benefits may affect your taxes, please see the section entitled, “Federal Tax Considerations,” under sub-section entitled “Taxation of Annuities - General Provisions Affecting Purchasers Other Than Qualified Retirement Plans.”
Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchased this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.
We impose a limit on total death benefits if:

•	The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by us, and

•	Aggregate Premium Payments total $5 million or more.
When the limit applies, total death benefits cannot exceed the greater of:

•	The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

•	The aggregate Contract Value plus $1 million.
However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above, or:

•	The aggregate Contract Value; plus

•	The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments.

After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate contract value at the time of Surrender.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction. In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments under the contracts aggregate to $5,000,000 or more. See your contract for more information.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Safe Haven Program.” Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to Talcott Resolution's Safe Haven program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.
Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and a Beneficiary is the Contract Owner’s spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.
We will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.
If your spouse continues any portion of the Contract as Contract Owner and elects either the MAV 70 Death Benefit or the MAV/EPB Death Benefit, we will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the optional Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued. If you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives the payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives the payout at death, if any.
These are the most common scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options including those that may not result in a payout at death, please see the section entitled “Annuity Payouts” and the Death Benefit section of your Contract. If you have questions about these and any other scenarios, please contact your investment professional or us.

Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.
There are two restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

•
After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

Under certain circumstances we had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms to us in good order. As of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.
We will deduct any applicable Contingent Deferred Sales Charges.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
Does the Invesco V.I. Government Money Market Fund impose a fee or gate for redemption?
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions.  The Fund’s board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940.  Further detail is set forth in the Fund’s prospectus.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail or fax.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.
More than one Contract issued in the same calendar year — If you own more than one Contract issued by us in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see the “Federal Tax Considerations” section for more information.
Annuity Commencement Date Deferral Option (“Deferral Option”)
Effective February 11, 2017, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined below. If you elect the Deferral Option, you may defer your Annuity Commencement Date to the Annuitant’s 100th birthday.
We will notify you prior to your Annuity Commencement Date of the options available to you at your Annuity Commencement Date. During the Election Period, which begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date (“Election Period”), and which will begin at least ninety days before your Annuity Commencement Date, you may choose any of the available options.

We may withdraw the Deferral Option at any time.
If one of the options available at that time is the Deferral Option and the following conditions are met during the entirety of the Election Period, you may elect the Deferral Option:

•	You own one or more eligible contracts issued by Talcott Resolution Life Insurance Company or Talcott Resolution Life and Annuity Insurance Company

•	You have not elected the Deferral Option previously;

•	Your beneficiaries have not elected a death benefit settlement option;

•	You are within 90 days of your Annuity Commencement Date and you are at least 90 years old on your Annuity Commencement Date;

•	The state in which your Contract was issued has approved the Deferral Option rider;

•
We must receive your signed Annuity Commencement Date Deferral Option Request Form in Good Order at our Administrative Office to elect the Deferral Option. We must receive the Annuity Commencement Date Deferral Option Request Form on any Valuation Day up to and including the Annuity Commencement Date, provided we receive it no later than 4:00 p.m. Eastern Time or, if earlier, the close of the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date falls on a non-Valuation Day we must receive it by the prior Valuation Day;

•	You must not be beyond your Annuity Commencement Date or have annuitized your Contract;

•	You must be a customer of a Financial Intermediary in accordance with our records;

•	The Contract is not owned by a Charitable Remainder Trust (The Annuity Commencement Date of these contracts is the Annuitant's 100th birthday); and

•	During the Election Period, we have not received a request to process additional Premium Payments through a 1035 exchange, direct transfer or direct rollover.
While we have described the Deferral Option, this does not signify that your state has approved the Deferral Option rider and does not mean that the Deferral Option will be available in the future even if the rider has been approved by your state. Approval by your state is not an endorsement by that state of the Deferral Option.
As you approach your Annuity Commencement Date if you have questions about whether or not this option is available in your state, please call us at 1-800-862-6668.
If you are eligible for the Deferral Option and if you properly elect the Deferral Option, the following changes to your contract will occur on your Annuity Commencement Date:

•	Your Annuity Commencement Date will be deferred to the Annuitant’s 100th birthday ("the Deferred Annuity Commencement Date");

•	All living benefit riders and all optional Death Benefit riders and their associated fees will terminate. No previously paid fees will be refunded. Specifically:

•
The Death Benefit described in your Contract and any optional Death Benefits will be terminated and the new Death Benefit will be the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the Death Benefit amount will be subject to market fluctuations;

•	All optional Death Benefit rider charges will no longer be assessed;

•
The Principal First and Principal First Preferred riders, including any guaranteed income benefit, death benefit settlement option and any annuitization option under the riders (i) will be terminated in their entirety; (ii) the charge for the riders will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If you are receiving Automatic Income Payments under the Principal First or Principal First Preferred riders, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value. The contract minimum is generally $500, but varies by state and may be changed in the future in our sole discretion, with notice to you. The minimum may be obtained by calling us at 1-800-862-6668;

•	No other Death Benefit, optional Death Benefits or living benefits apply. All optional Death Benefits, living benefits and their associated charges will terminate;

•	You may not transfer money into your Contract through a 1035 exchange, direct transfer or direct rollover unless the request to transfer money was received prior to the Election Period;

•
At least 80% of your Contract Value must be invested in Sub-Accounts. That is, no more than 20% of your Contract Value may be allocated to the Fixed Accumulation Feature. Any amount over 20% of Contract Value allocated to the

Fixed Accumulation Feature on the Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Request Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the Annuity Commencement Date. The Contract Value is calculated on the Valuation Day immediately before the transfer;

•
Similarly, if there is a Dollar Cost Averaging Program already established from the Fixed Accumulation Feature it will be terminated. You may begin a new Dollar Cost Averaging Program by contacting us after the Annuity Commencement Date;

•
The default annuitization option for Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain. The default annuitization option for non-Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date;

•	If you elect the Deferral Option, premium taxes, if not previously deducted, will be deducted on your Deferred Annuity Commencement Date and not on your Annuity Commencement Date; and

•	If you choose the Deferral Option, full and partial Surrenders may be made up to the Deferred Annuity Commencement Date.
The ability to elect the Deferral Option may not be available in every State. The Deferral Option may be cancelled or withdrawn at any time by us without prior notification from us, except that we will not withdraw the option for any Contract Owner who has been offered the option at the beginning of the Election Period preceding the Annuity Commencement Date.

•
If you elect the Deferral Option and if your Spouse continues the Contract after the Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.

•
If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.

•
Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.

We encourage you to review the Deferral Option with your tax adviser regarding the tax consequences of electing the Deferral Option.
This Deferral Option will not be appropriate for all Contract Owners, and it may not be in your best interest to elect the Deferral Option.
Other Considerations

•
We cannot recommend whether or not the Deferral Option is the right choice for you. Please discuss the merits of the Deferral Option with your Financial Intermediary and tax adviser to be sure that the Deferral Option is suitable for you based on your particular circumstances;

•
It is possible that the IRS could characterize the deferral of your annuity commencement date as a deemed exchange of your contract. Therefore, if your contract was issued prior to 1989, you should discuss the possible loss of any grandfathered rights related to your current contract with your tax adviser. In addition, if you elect the Deferral Option for more than one contract in the same year and the IRS were to characterize the deferral of your annuity commencement dates as a deemed exchange of your contracts, your contracts may be aggregated for the purposes of determining the taxability of any future distributions;

•
It is possible that the selection of an Annuity Commencement Date at certain advanced ages could result in the Contract not being treated as an annuity for tax purposes; therefore, you should consult with your tax adviser;

•	Whether the advantages of deferring the Annuity Commencement Date outweigh any other option available to you at that time including liquidation or choosing an Annuity Payout Option;

•
Whether the advantages of deferring the Annuity Commencement Date outweigh the disadvantages, including the loss of all Death Benefits in excess of Contract Value, the loss of all living benefits and the constraints on investments into the Fixed Accumulation Feature;

•	Whether you have other assets to meet your future income needs;

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Whether you will change your mind. Once you have elected the Deferral Option, you will not have the ability to reinstate Principal First or Principal First Preferred riders or reverse any other changes made to your Contract on the Annuity Commencement Date;

•	In your evaluation of the Deferral Option, you should consult with your Financial Intermediary and tax adviser and potentially any Beneficiaries named in the Contract;

•	The Deferral Option may not be available in all states, through all Financial Intermediaries or for all contracts;

•	Financial Intermediaries do not receive additional compensation if you choose the Deferral Option, but continue to receive existing compensation throughout the deferral period;

•	If you choose an Annuity Payout Option, you cannot later elect the Deferral Option; and
If you elect the Deferral Option, you may choose any then available Annuity Payout Options at or before the Deferred Annuity Commencement Date; however, you cannot elect to defer your Deferred Annuity Commencement Date further. On your Deferred Annuity Commencement Date if you have a Qualified Contract, the default Annuity Payout Option is a Life Annuity with Payments for a Period Certain Payout Option with period certain of five years. If you have a non-Qualified Contract, the default Annuity Payout Option is the Life Annuity with Payments for a Period Certain Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.
Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want to receive Annuity Payouts?

•	What is the Assumed Investment Return?

•	Do you want fixed dollar amount or variable dollar amount Annuity Payouts?
Please check with your Investment Professional to select the Annuity Payout Option that best meets your income needs.
As of October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
Effective February 11, 2017, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option ("Deferral Option") section below. If you elect the Deferral Option, you may defer your Annuity Commencement Date the Annuitant’s 100th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.

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For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with a ten year period certain.

Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.
1. When do you want Annuity Payouts to begin?
You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant’s 100th birthday.
The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.	Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. Principal First Payout Option is available only to Contract Holders who elect Principal First rider. Principal First Preferred Payout Option is available only to Contract Holders who elect Principal First Preferred rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payment For a Period Certain
We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.
Principal First Payout Option

If you elected Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
Principal First Preferred Payout Option
If you elected Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called Principal First Preferred Payout Option, we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
Important Information:

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You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

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For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

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Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us what Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain.

3.	How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly annuity payout is $20.

4.	What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5.	Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.
Fixed Dollar Amount Annuity Payouts — Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract.
You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.
Variable Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

•	the Assumed Investment Return.
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919. The Annuity Unit Factor for a 5% AIR is 0.999866. The Annuity Unit Factor for a 6% AIR is 0.999840.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.
Transfer of Annuity Units — After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled “Can I Transfer from one Sub-Account to another?” under the section entitled “The Contract.”
Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these Programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

InvestEase Program — InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories. Please see Appendix VI for models that are available to you.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages and you may cancel your model at any time.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Investment Professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.
Automatic Income Program — The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.
Asset Allocation Program — Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor - ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract’s allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.
Asset Rebalancing — Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.
Dollar Cost Averaging Programs — We currently offer two different types of Dollar Cost Averaging Programs. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program

allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
Other Program Considerations

•	You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;

•	any Fund is liquidated — then your allocations will be directed to any available money market Fund; or

•	any Fund closes to new investments — then your allocations to that Fund will be pro-rated among remaining available Funds.
You may always provide us with updated instructions following any of these events.

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Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

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If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

•	These Programs may be adversely affected by Fund trading policies.
Other Information
Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
How Contracts Are Sold — We have entered into a distribution agreement with our affiliate Talcott Resolution Distribution Company, Inc. (“TDC”) under which TDC serves as the principal underwriter for the Contracts. TDC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of TDC is the same as ours.
TDC has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to TDC for sales of the Contracts by Financial Intermediaries. TDC, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2017. Contracts were sold by individuals who were appointed by us as insurance agents and who were investment professionals of Financial Intermediaries.
The Core (the version of this Contract that we call “Core” has no specific marketing name) and Edge Contracts may have been sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent; and (2) employees and Investment Professionals (and their families) of Financial Intermediaries. If applicable, we may have credited the Contract with a one-time only credit of 5.0% of the initial Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Investment Professionals according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employed individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Investment Professional’s compensation. Under certain circumstances, your Investment Professional may be required to return all or a portion of the commissions paid.
Check with your Investment Professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Investment Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Investment Professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Investment Professional’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Inforce Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
As of December 31, 2017, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., LPL Financial Corporation, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates),

Raymond James & Associates, Inc., Raymond James Financial Services, Robert W. Baird & Co. Inc., Securities America, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
As of December 31, 2017, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Funds Distributors & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2017, Additional Payments did not in the aggregate exceed approximately $15.6 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $18,500.
Legal Matters
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
More Information
You may call your Investment Professional if you have any questions or write or call us at the address below:
Talcott Resolution Life Insurance Company/Talcott Resolution Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
1-800-862-6662 (Contract Owners)
1-800-862-7155 (Investment Professionals)
Financial Statements
You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Operational Risks
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statements

APP TAX-1

Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation. Although some sections below discuss certain tax considerations in connection with contract loans, this is provided as general information only.  Please refer to your contract to determine if your contract contains a loan provision.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. you should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

APP TAX-2

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•	Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual’s modified adjusted gross income for the taxable year.
a. Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

APP TAX-3

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

APP TAX-4

d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or, where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.	Civil Union or Domestic Partner

APP TAX-5

Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). The IRS in Revenue Procedure 2011-38, indicated that a partial exchange made on or after October 24, 2011 will be treated as a tax-free exchange under Code Section 1035 if there is no distribution from or surrender of, either contract involved in the exchange within 180 days of such exchange. Amounts received as annuity payments for a period of at least 10 years on one or more lives will not be treated as distributions for this purpose. If a transfer does not meet the 180-day test, the IRS will apply general tax rules to determine the substance and treatment of the transfer.
We advise you to consult with a qualified tax adviser as to the potential tax consequences before attempting any partial exchanges

3.	Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such

APP TAX-6

regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.

APP TAX-7

G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by us, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition,

APP TAX-8

some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% additional tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% additional tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% additional tax for failure to make a full RMD, and to the 10% additional tax on premature distributions, as described below. In addition, the 10% additional tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please

APP TAX-9

note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. Prior to January 1, 2018, the Owner of a Traditional IRA or other qualified plan assets could recharacterize a Traditional IRA into a Roth IRA under certain circumstances. Effective January 1, 2018, a Traditional IRA or other qualified plan cannot be recharacterized as a Roth IRA. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

APP TAX-10

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount ($18,000 for 2017 and $18,500 for 2018). The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and

APP TAX-11

other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, additional taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6.	Additional Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal additional taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Additional taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The additional taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Additional Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% additional tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% additional tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% additional tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% additional tax will be applied retroactively to all the prior periodic payments (i.e., additional tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% additional tax rate is increased to 25%.

b.	RMDs and 50% Additional Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% additional tax on the amount that has not been timely distributed.

APP TAX-12

An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70½ in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% additional tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of

APP TAX-13

restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable additional tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution additional tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% additional tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover

APP TAX-14

contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

APP I-1

Appendix I — The Funds

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company

APP I-2

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II

APP I-3

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP II-1

Appendix II — Death Benefit — Examples
Asset Protection Death Benefit Examples
Example 1
Assume that:

•	You purchased your Contract with the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $117,403.
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

•
The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

•	The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].
The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

•	the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

•	your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].
Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.
Amount of Asset Protection Death Benefit
Because the Asset Protection Death Benefit cannot exceed $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.
Example 2
Assume that:

•	You purchased your Contract with the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000,

•	Your Maximum Anniversary Value is $140,000.
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

•
The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

•	The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].
The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

•	The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

APP II-2

•	Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.
Adjustment for Partial Surrender for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.
Amount of Asset Protection Death Benefit
Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

•	The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

•	Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].
So, your Asset Protection Death Benefit cannot exceed $120,000.
Premium Protection Death Benefit Examples
Example 1
Assume that:

•	You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403.
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.
Death Benefit Amount
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.
Example 2
Assume that:

•	You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth contract year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your surrender was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000.
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000

APP II-3

dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.
Death Benefit Amount
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

MAV/EPB Death Benefit with Asset Protection Death Benefit Examples
Example 1
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $117,403,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

Adjustment for Partial Surrenders for Earnings Protection Benefit
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•	Add the amount of the partial Surrender ($8,000) to

•	The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

•	Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

•	Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

•	Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),
Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.
Calculation of Contract gain
We would calculate the Contract gain as follows:

•	Contract Value on the date we receive proof of death ($117,403),

•	Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	Add any adjustments for partial Surrenders ($0),
So the Contract gain equals $17,403.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	We calculate the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date ($0),

•	minus Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($0),
Which equals $100,000. The cap is 200% of $100,000, which is $200,000.
Adjustment for Partial Surrenders for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your Adjusted Maximum Anniversary Value is $109,403.
Asset Protection Death Benefit Amount is $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)
Adjusted Total Premium Payment Amount is $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

APP II-4

MAV/EPB Death Benefit
In this situation the cap does not apply, so we take 40% of $17,403 or $6,961 and add that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.
Example 2
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	Your Maximum Anniversary Value is $140,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000,

•	The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.
Adjustment for Partial Surrenders
To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•	Add the amount of the partial Surrender ($60,000) to

•	The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

•	Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

•	Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

•	Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),
Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.
Calculation of Contract gain
We would calculate the Contract gain as follows:

•	Contract Value on the date we receive proof of death ($120,000),

•	Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	Add any adjustments for partial Surrenders ($10,000),
So the Contract gain equals $30,000.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	We calculate the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date ($0),

•	minus Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($10,000),
Which equals $90,000. The cap is 200% of $90,000, which is $180,000.
Adjustment for Partial Surrenders for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.
Death Benefit with Earnings Protection Benefit
In this situation the cap does not apply, so we take 40% of $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-5

MAV/EPB Death Benefit with Premium Protection Death Benefit Examples
Example 1
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract,

•	You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $117,403,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

Earnings Protection Benefit Amount is $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)
Maximum Anniversary Value is $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)
Premium Protection Death Benefit Amount is $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)
Death Benefit with Earnings Protection Benefit
The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.
Example 2
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract,

•	You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $60,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000,

•	Your Maximum Anniversary Value was $140,000,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

Earnings Protection Benefit Amount is $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)
Maximum Anniversary Value is $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)
Premium Protection Death Benefit Amount is $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)
Death Benefit with Earnings Protection Benefit
The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

APP III-1

Appendix III — Principal First — Examples
Example 1: Assume you select Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.
Example 7: If you elect to “step up” Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP IV-1

Appendix IV — Principal First Preferred — Examples
Example 1: Assume you select Principal First Preferred when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

•	Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP V-1

Appendix V — Accumulation Unit Values
(For an Accumulation Unit Outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below reflect Accumulation Unit Values for both Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company and show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us at 1-800-862-6668.

REST OF PAGE INTENTIONALLY LEFT BLANK

APP V-2

Talcott Resolution Life Insurance Company

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.962	$18.549	$18.597	$17.939	$14.744	$12.901	$12.947	$11.700	$9.593	$13.836
Accumulation Unit Value at end of period	$22.822	$19.962	$18.549	$18.597	$17.939	$14.744	$12.901	$12.947	$11.700	$9.593
Number of Accumulation Units outstanding at end of period (in thousands)	522	577	637	724	953	1,180	1,527	1,715	1,909	2,218
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.659	$18.459	$18.703	$18.231	$15.143	$13.389	$13.580	$12.400	$10.275	$—
Accumulation Unit Value at end of period	$22.241	$19.659	$18.459	$18.703	$18.231	$15.143	$13.389	$13.580	$12.400	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	32	38	48	63	79	38	1	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.892	$1.620	$1.697	$1.496	$1.143	$1.020	$1.047	$0.948	$0.753	$1.205
Accumulation Unit Value at end of period	$2.178	$1.892	$1.620	$1.697	$1.496	$1.143	$1.020	$1.047	$0.948	$0.753
Number of Accumulation Units outstanding at end of period (in thousands)	2,455	2,803	3,110	3,688	4,564	5,334	7,376	9,486	10,780	12,482
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.934	$20.715	$21.925	$19.525	$15.082	$13.606	$14.106	$12.901	$10.357	$—
Accumulation Unit Value at end of period	$27.267	$23.934	$20.715	$21.925	$19.525	$15.082	$13.606	$14.106	$12.901	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	8	7	10	19	19	16	2	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.582	$15.389	$15.602	$15.066	$15.655	$15.103	$14.472	$13.822	$12.478	$13.994
Accumulation Unit Value at end of period	$15.889	$15.582	$15.389	$15.602	$15.066	$15.655	$15.103	$14.472	$13.822	$12.478
Number of Accumulation Units outstanding at end of period (in thousands)	532	545	617	738	959	1,166	1,373	1,644	1,967	1,901
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.883	$11.859	$12.150	$11.857	$12.450	$12.139	$11.753	$11.344	$10.350	$—
Accumulation Unit Value at end of period	$11.990	$11.883	$11.859	$12.150	$11.857	$12.450	$12.139	$11.753	$11.344	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	25	30	30	33	49	59	50	6	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.192	$12.067	$12.788	$12.822	$13.381	$12.810	$12.458	$12.035	$11.154	$10.958
Accumulation Unit Value at end of period	$12.814	$12.192	$12.067	$12.788	$12.822	$13.381	$12.810	$12.458	$12.035	$11.154
Number of Accumulation Units outstanding at end of period (in thousands)	83	99	106	145	205	291	362	390	430	397
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.734	$10.736	$11.498	$11.651	$12.286	$11.886	$11.681	$11.404	$10.254	$—
Accumulation Unit Value at end of period	$11.164	$10.734	$10.736	$11.498	$11.651	$12.286	$11.886	$11.681	$11.404	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	18	15	16	23	18	28	21	—	—

APP V-3

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.667	$13.891	$14.314	$13.775	$11.429	$9.884	$10.561	$9.604	$6.988	$12.076
Accumulation Unit Value at end of period	$18.187	$14.667	$13.891	$14.314	$13.775	$11.429	$9.884	$10.561	$9.604	$6.988
Number of Accumulation Units outstanding at end of period (in thousands)	157	174	204	245	305	364	462	522	566	543
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.364	$19.490	$20.295	$19.738	$16.549	$14.462	$15.616	$14.352	$10.553	$—
Accumulation Unit Value at end of period	$24.988	$20.364	$19.490	$20.295	$19.738	$16.549	$14.462	$15.616	$14.352	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	10	11	6	—	5	6	4	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.614	$23.859	$22.682	$22.538	$17.737	$14.713	$16.417	$14.935	$10.670	$17.607
Accumulation Unit Value at end of period	$30.537	$23.614	$23.859	$22.682	$22.538	$17.737	$14.713	$16.417	$14.935	$10.670
Number of Accumulation Units outstanding at end of period (in thousands)	125	140	151	185	220	301	388	496	600	673
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.586	$22.040	$21.175	$21.262	$16.910	$14.174	$15.983	$14.694	$9.573	$—
Accumulation Unit Value at end of period	$27.624	$21.586	$22.040	$21.175	$21.262	$16.910	$14.174	$15.983	$14.694	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	10	12	6	4	3	2	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.236	$25.129	$25.479	$25.365	$20.102	$17.293	$21.743	$18.057	$11.381	$24.896
Accumulation Unit Value at end of period	$31.251	$25.236	$25.129	$25.479	$25.365	$20.102	$17.293	$21.743	$18.057	$11.381
Number of Accumulation Units outstanding at end of period (in thousands)	78	85	94	113	132	184	222	277	301	326
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.581	$21.716	$22.251	$22.385	$17.927	$15.585	$19.803	$16.620	$9.850	$—
Accumulation Unit Value at end of period	$26.445	$21.581	$21.716	$22.251	$22.385	$17.927	$15.585	$19.803	$16.620	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	10	3	6	6	1	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.341	$21.673	$20.619	$19.318	$15.096	$13.018	$13.826	$11.843	$8.636	$15.671
Accumulation Unit Value at end of period	$29.454	$23.341	$21.673	$20.619	$19.318	$15.096	$13.018	$13.826	$11.843	$8.636
Number of Accumulation Units outstanding at end of period (in thousands)	949	1,089	1,227	1,552	1,942	2,509	3,124	3,760	4,365	4,925
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.654	$24.072	$23.144	$21.913	$17.303	$15.079	$16.184	$14.010	$9.446	$—
Accumulation Unit Value at end of period	$32.036	$25.654	$24.072	$23.144	$21.913	$17.303	$15.079	$16.184	$14.010	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	39	46	53	61	74	90	73	16	—

APP V-4

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.452	$19.555	$19.596	$18.007	$13.713	$11.866	$12.289	$11.212	$8.685	$14.207
Accumulation Unit Value at end of period	$25.823	$21.452	$19.555	$19.596	$18.007	$13.713	$11.866	$12.289	$11.212	$8.685
Number of Accumulation Units outstanding at end of period (in thousands)	921	1,069	1,195	1,498	1,910	2,513	3,189	3,772	4,420	5,153
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.318	$21.481	$21.753	$20.200	$15.545	$13.594	$14.226	$13.117	$9.281	$—
Accumulation Unit Value at end of period	$27.777	$23.318	$21.481	$21.753	$20.200	$15.545	$13.594	$14.226	$13.117	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	32	39	41	42	46	49	40	6	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.312	$17.000	$18.102	$18.904	$15.800	$13.624	$16.099	$15.262	$10.845	$19.051
Accumulation Unit Value at end of period	$22.503	$17.312	$17.000	$18.102	$18.904	$15.800	$13.624	$16.099	$15.262	$10.845
Number of Accumulation Units outstanding at end of period (in thousands)	261	300	335	393	498	739	906	1,041	1,188	1,432
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.790	$15.668	$16.860	$17.794	$15.029	$13.095	$15.638	$14.982	$9.374	$—
Accumulation Unit Value at end of period	$20.310	$15.790	$15.668	$16.860	$17.794	$15.029	$13.095	$15.638	$14.982	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	8	10	10	13	26	29	24	4	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.184	$25.290	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970	$28.176
Accumulation Unit Value at end of period	$33.340	$26.184	$25.290	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970
Number of Accumulation Units outstanding at end of period (in thousands)	41	44	58	80	99	147	186	220	237	236
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.805	$15.426	$16.363	$18.247	$16.831	$14.676	$17.522	$15.272	$10.484	$—
Accumulation Unit Value at end of period	$19.913	$15.805	$15.426	$16.363	$18.247	$16.831	$14.676	$17.522	$15.272	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	16	16	21	25	30	21	4	—
Fidelity VIP Dynamic Capital Appreciation Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.532	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$30.877	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.117	$16.872	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740	$12.165
Accumulation Unit Value at end of period	$20.124	$16.117	$16.872	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740
Number of Accumulation Units outstanding at end of period (in thousands)	23	24	40	45	48	61	75	83	83	77

APP V-5

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.212	$20.325	$20.007	$19.372	$14.476	$13.611	$14.690	$12.988	$10.035	$—
Accumulation Unit Value at end of period	$23.738	$19.212	$20.325	$20.007	$19.372	$14.476	$13.611	$14.690	$12.988	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.441	$19.117	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991	$15.884
Accumulation Unit Value at end of period	$23.130	$21.441	$19.117	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991
Number of Accumulation Units outstanding at end of period (in thousands)	731	804	917	1,262	1,649	2,048	2,433	2,701	3,032	3,312
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.176	$17.278	$19.098	$18.755	$16.910	$15.422	$15.475	$14.110	$10.691	$—
Accumulation Unit Value at end of period	$20.471	$19.176	$17.278	$19.098	$18.755	$16.910	$15.422	$15.475	$14.110	$—
Number of Accumulation Units outstanding at end of period (in thousands)	48	50	54	50	57	58	81	57	8	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.862	$17.456	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003	$12.427
Accumulation Unit Value at end of period	$21.248	$16.862	$17.456	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003
Number of Accumulation Units outstanding at end of period (in thousands)	59	76	93	102	137	169	210	239	318	375
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.660	$20.567	$20.005	$18.275	$14.595	$13.344	$13.919	$12.815	$10.148	$—
Accumulation Unit Value at end of period	$24.515	$19.660	$20.567	$20.005	$18.275	$14.595	$13.344	$13.919	$12.815	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	6	2	2	11	10	8	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.921	$27.117	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911
Accumulation Unit Value at end of period	$31.962	$29.921	$27.117	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419
Number of Accumulation Units outstanding at end of period (in thousands)	67	87	100	121	141	189	245	269	289	327
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.104	$16.581	$17.680	$17.183	$13.833	$12.537	$13.273	$12.180	$10.147	$—
Accumulation Unit Value at end of period	$19.137	$18.104	$16.581	$17.680	$17.183	$13.833	$12.537	$13.273	$12.180	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	14	12	18	23	26	37	30	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.785	$19.959	$21.344	$20.257	$16.056	$14.288	$14.679	$13.420	$10.824	$17.498
Accumulation Unit Value at end of period	$24.283	$22.785	$19.959	$21.344	$20.257	$16.056	$14.288	$14.679	$13.420	$10.824
Number of Accumulation Units outstanding at end of period (in thousands)	354	391	449	542	679	853	1,083	1,287	1,534	1,747
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.982	$17.689	$19.117	$18.334	$14.685	$13.206	$13.711	$12.668	$10.325	$—
Accumulation Unit Value at end of period	$21.074	$19.982	$17.689	$19.117	$18.334	$14.685	$13.206	$13.711	$12.668	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	24	27	28	30	29	23	15	3	—

APP V-6

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.626	$21.575	$22.764	$21.286	$16.686	$15.151	$14.532	$12.245	$10.609	$14.795
Accumulation Unit Value at end of period	$29.203	$24.626	$21.575	$22.764	$21.286	$16.686	$15.151	$14.532	$12.245	$10.609
Number of Accumulation Units outstanding at end of period (in thousands)	307	364	413	553	737	898	1,045	1,144	1,175	1,316
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.193	$19.648	$20.950	$19.797	$15.682	$14.390	$13.947	$11.877	$10.399	$—
Accumulation Unit Value at end of period	$26.043	$22.193	$19.648	$20.950	$19.797	$15.682	$14.390	$13.947	$11.877	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	17	15	17	14	18	10	4	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.640	$12.994	$14.264	$14.419	$10.760	$9.240	$9.761	$7.739	$6.091	$9.246
Accumulation Unit Value at end of period	$18.111	$16.640	$12.994	$14.264	$14.419	$10.760	$9.240	$9.761	$7.739	$6.091
Number of Accumulation Units outstanding at end of period (in thousands)	30	33	41	53	72	53	81	75	47	58
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.696	$21.066	$23.369	$23.873	$18.002	$15.622	$16.677	$13.362	$10.629	$—
Accumulation Unit Value at end of period	$28.752	$26.696	$21.066	$23.369	$23.873	$18.002	$15.622	$16.677	$13.362	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	4	4	4	3	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.003	$20.497	$21.407	$20.250	$14.902	$13.666	$14.599	$11.629	$8.235	$14.559
Accumulation Unit Value at end of period	$25.080	$21.003	$20.497	$21.407	$20.250	$14.902	$13.666	$14.599	$11.629	$8.235
Number of Accumulation Units outstanding at end of period (in thousands)	89	97	117	162	208	254	343	455	549	614
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.570	$23.246	$24.534	$23.453	$17.440	$16.164	$17.449	$14.046	$10.051	$—
Accumulation Unit Value at end of period	$27.852	$23.570	$23.246	$24.534	$23.453	$17.440	$16.164	$17.449	$14.046	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	9	11	6	11	11	8	2	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.013	$20.673	$21.807	$21.709	$21.319	$19.160	$18.952	$17.325	$13.966	$15.959
Accumulation Unit Value at end of period	$22.679	$22.013	$20.673	$21.807	$21.709	$21.319	$19.160	$18.952	$17.325	$13.966
Number of Accumulation Units outstanding at end of period (in thousands)	222	234	274	370	462	611	722	814	995	903
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.202	$14.427	$15.379	$15.472	$15.354	$13.944	$13.939	$12.877	$10.490	$—
Accumulation Unit Value at end of period	$15.498	$15.202	$14.427	$15.379	$15.472	$15.354	$13.944	$13.939	$12.877	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	38	44	45	54	76	96	56	10	—

APP V-7

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.021	$1.028	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151	$1.145
Accumulation Unit Value at end of period	$1.015	$1.021	$1.028	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151
Number of Accumulation Units outstanding at end of period (in thousands)	2,621	2,767	3,216	3,912	7,147	11,972	17,209	15,611	20,264	35,725
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979	$—
Accumulation Unit Value at end of period	$8.005	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	9	2	21	15	75	68	84	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.725	$15.632	$15.135	$14.189	$10.293	$9.201	$10.723	$—	$—	$—
Accumulation Unit Value at end of period	$19.697	$15.725	$15.632	$15.135	$14.189	$10.293	$9.201	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	59	68	75	89	130	67	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.797	$14.865	$14.544	$13.779	$10.101	$9.125	$10.709	$—	$—	$—
Accumulation Unit Value at end of period	$18.342	$14.797	$14.865	$14.544	$13.779	$10.101	$9.125	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	9	9	12	9	12	6	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.553	$16.184	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621	$12.547
Accumulation Unit Value at end of period	$19.541	$17.553	$16.184	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621
Number of Accumulation Units outstanding at end of period (in thousands)	102	118	152	173	229	283	351	408	495	535
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.044	$17.744	$19.346	$18.379	$14.608	$13.178	$13.548	$12.704	$10.173	$—
Accumulation Unit Value at end of period	$20.979	$19.044	$17.744	$19.346	$18.379	$14.608	$13.178	$13.548	$12.704	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	2	2	5	4	4	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.438	$9.586	$9.744	$9.905	$9.980	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.336	$9.438	$9.586	$9.744	$9.905	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	277	336	546	600	189	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.089	$9.329	$9.583	$9.844	$9.967	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.897	$9.089	$9.329	$9.583	$9.844	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	3	10	—	—	—	—	—

APP V-8

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.338	$1.343	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272	$1.151
Accumulation Unit Value at end of period	$1.341	$1.338	$1.343	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272
Number of Accumulation Units outstanding at end of period (in thousands)	4,530	4,978	5,103	6,643	8,608	11,878	13,856	16,097	18,664	22,349
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.990	$10.139	$10.380	$10.241	$10.804	$10.832	$10.313	$10.052	$10.328	$—
Accumulation Unit Value at end of period	$9.914	$9.990	$10.139	$10.380	$10.241	$10.804	$10.832	$10.313	$10.052	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	15	46	54	77	90	53	88	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.289	$2.338	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368	$2.333
Accumulation Unit Value at end of period	$2.770	$2.289	$2.338	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368
Number of Accumulation Units outstanding at end of period (in thousands)	440	534	580	752	974	1,119	1,284	1,550	1,778	1,980
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.373	$16.898	$17.777	$18.203	$15.713	$13.973	$15.393	$14.012	$10.644	$—
Accumulation Unit Value at end of period	$19.603	$16.373	$16.898	$17.777	$18.203	$15.713	$13.973	$15.393	$14.012	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	3	3	4	1	2	6	6	4	—
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.455	$2.200	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239	$1.762
Accumulation Unit Value at end of period	$2.775	$2.455	$2.200	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239
Number of Accumulation Units outstanding at end of period (in thousands)	688	778	828	960	1,214	1,514	1,901	2,439	2,977	3,499
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.662	$16.902	$18.093	$17.799	$14.196	$13.144	$14.424	$12.986	$10.245	$—
Accumulation Unit Value at end of period	$20.875	$18.662	$16.902	$18.093	$17.799	$14.196	$13.144	$14.424	$12.986	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	9	7	8	13	13	8	2	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.930	$14.056	$14.119	$13.286	$9.858	$10.015	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.784	$13.930	$14.056	$14.119	$13.286	$9.858	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	15	11	19	8	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.241	$13.501	$13.705	$13.033	$9.772	$9.998	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.787	$13.241	$13.501	$13.705	$13.033	$9.772	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—

APP V-9

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.937	$20.808	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966	$14.750
Accumulation Unit Value at end of period	$25.733	$22.937	$20.808	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966
Number of Accumulation Units outstanding at end of period (in thousands)	42	49	58	77	90	117	144	169	168	187
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.120	$20.279	$22.051	$22.132	$16.540	$14.920	$15.440	$12.341	$10.453	$—
Accumulation Unit Value at end of period	$24.558	$22.120	$20.279	$22.051	$22.132	$16.540	$14.920	$15.440	$12.341	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	—	—	6	10	8	—	—
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.697	$1.458	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706	$1.489
Accumulation Unit Value at end of period	$1.960	$1.697	$1.458	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706
Number of Accumulation Units outstanding at end of period (in thousands)	464	546	619	718	969	1,185	1,518	1,938	2,494	2,932
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.738	$19.740	$22.636	$21.812	$16.753	$14.623	$15.496	$14.830	$10.294	$—
Accumulation Unit Value at end of period	$25.992	$22.738	$19.740	$22.636	$21.812	$16.753	$14.623	$15.496	$14.830	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	2	1	—
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.140	$10.168	$10.549	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.678	$11.140	$10.168	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	25	21	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.918	$10.071	$10.532	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.265	$10.918	$10.071	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	6	—	—	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.236	$22.006	$22.693	$22.210	$17.666	$14.561	$15.473	$14.000	$10.784	$16.554
Accumulation Unit Value at end of period	$28.357	$23.236	$22.006	$22.693	$22.210	$17.666	$14.561	$15.473	$14.000	$10.784
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	15	16	24	24	34	34	42	53
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.970	$20.070	$20.915	$20.686	$16.627	$13.849	$14.872	$13.598	$10.585	$—
Accumulation Unit Value at end of period	$25.325	$20.970	$20.070	$20.915	$20.686	$16.627	$13.849	$14.872	$13.598	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	7	7	—	—	—	—	—	—

APP V-10

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.530	$16.404	$15.505	$14.469	$10.748	$9.309	$9.494	$8.369	$6.180	$10.039
Accumulation Unit Value at end of period	$21.366	$16.530	$16.404	$15.505	$14.469	$10.748	$9.309	$9.494	$8.369	$6.180
Number of Accumulation Units outstanding at end of period (in thousands)	63	72	85	113	127	99	121	143	182	167
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.832	$24.903	$23.787	$22.431	$16.839	$14.738	$15.191	$13.531	$10.097	$—
Accumulation Unit Value at end of period	$31.762	$24.832	$24.903	$23.787	$22.431	$16.839	$14.738	$15.191	$13.531	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	6	6	6	4	4	—	—	—	—
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.183	$9.988	$10.602	$10.484	$10.142	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.736	$11.183	$9.988	$10.602	$10.484	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	134	154	179	235	289	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.778	$9.728	$10.435	$10.427	$10.127	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.193	$10.778	$9.728	$10.435	$10.427	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	8	14	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.914	$14.899	$15.114	$13.842	$10.657	$9.090	$9.448	$8.645	$6.926	$10.522
Accumulation Unit Value at end of period	$19.308	$15.914	$14.899	$15.114	$13.842	$10.657	$9.090	$9.448	$8.645	$6.926
Number of Accumulation Units outstanding at end of period (in thousands)	124	154	172	227	333	470	627	725	877	1,008
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.587	$20.424	$20.938	$19.378	$15.076	$12.995	$13.649	$12.622	$10.218	$—
Accumulation Unit Value at end of period	$25.918	$21.587	$20.424	$20.938	$19.378	$15.076	$12.995	$13.649	$12.622	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	4	6	8	6	1	—
MFS Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.571	$10.132	$10.389	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.354	$10.571	$10.132	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	15	17	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.361	$10.035	$10.373	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.951	$10.361	$10.035	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	11	—	—	—	—	—	—	—

APP V-11

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.961	$8.684	$8.439	$7.881	$5.818	$5.076	$5.490	$4.305	$3.087	$6.479
Accumulation Unit Value at end of period	$11.194	$8.961	$8.684	$8.439	$7.881	$5.818	$5.076	$5.490	$4.305	$3.087
Number of Accumulation Units outstanding at end of period (in thousands)	83	114	137	154	180	236	272	335	341	374
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.204	$26.640	$26.162	$24.690	$18.418	$16.240	$17.751	$14.066	$10.192	$—
Accumulation Unit Value at end of period	$33.628	$27.204	$26.640	$26.162	$24.690	$18.418	$16.240	$17.751	$14.066	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	5	4	5	3	3	2	—	—
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.692	$23.020	$23.852	$26.147	$18.783	$15.752	$17.847	$13.308	$8.291	$13.893
Accumulation Unit Value at end of period	$30.763	$24.692	$23.020	$23.852	$26.147	$18.783	$15.752	$17.847	$13.308	$8.291
Number of Accumulation Units outstanding at end of period (in thousands)	54	68	75	100	143	197	262	324	388	484
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.132	$28.387	$29.725	$32.928	$23.904	$20.258	$23.195	$17.478	$11.004	$—
Accumulation Unit Value at end of period	$37.147	$30.132	$28.387	$29.725	$32.928	$23.904	$20.258	$23.195	$17.478	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	4	6	5	6	4	—	—
MFS Research International Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.316	$9.538	$10.510	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.757	$9.316	$9.538	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	62	65	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.131	$9.447	$10.493	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.402	$9.131	$9.447	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.926	$18.630	$18.789	$17.333	$13.321	$11.548	$11.793	$10.345	$8.056	$12.815
Accumulation Unit Value at end of period	$24.181	$19.926	$18.630	$18.789	$17.333	$13.321	$11.548	$11.793	$10.345	$8.056
Number of Accumulation Units outstanding at end of period (in thousands)	19	21	21	32	38	21	25	24	19	13
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.260	$21.976	$22.398	$20.880	$16.216	$14.206	$14.661	$12.996	$10.228	$—
Accumulation Unit Value at end of period	$27.931	$23.260	$21.976	$22.398	$20.880	$16.216	$14.206	$14.661	$12.996	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	—	—	—	—	—	—

APP V-12

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.770	$13.431	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091	$10.507
Accumulation Unit Value at end of period	$14.148	$13.770	$13.431	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091
Number of Accumulation Units outstanding at end of period (in thousands)	206	198	241	337	402	332	400	371	369	231
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.902	$12.716	$13.104	$12.719	$13.204	$12.636	$12.161	$11.626	$10.283	$—
Accumulation Unit Value at end of period	$13.118	$12.902	$12.716	$13.104	$12.719	$13.204	$12.636	$12.161	$11.626	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	5	2	6	9	7	7	1	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.127	$18.756	$19.139	$17.933	$15.315	$13.994	$13.980	$12.928	$11.136	$14.539
Accumulation Unit Value at end of period	$22.233	$20.127	$18.756	$19.139	$17.933	$15.315	$13.994	$13.980	$12.928	$11.136
Number of Accumulation Units outstanding at end of period (in thousands)	388	437	498	632	846	1,106	1,336	1,541	1,773	2,097
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.108	$16.111	$16.614	$15.731	$13.576	$12.536	$12.655	$11.827	$10.295	$—
Accumulation Unit Value at end of period	$18.701	$17.108	$16.111	$16.614	$15.731	$13.576	$12.536	$12.655	$11.827	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	22	24	31	24	26	17	6	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.727	$25.598	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150	$18.322
Accumulation Unit Value at end of period	$33.245	$28.727	$25.598	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150
Number of Accumulation Units outstanding at end of period (in thousands)	54	70	77	103	142	175	222	239	226	240
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.561	$20.316	$21.027	$19.548	$14.779	$13.060	$13.458	$12.396	$10.378	$—
Accumulation Unit Value at end of period	$25.837	$22.561	$20.316	$21.027	$19.548	$14.779	$13.060	$13.458	$12.396	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	7	7	5	4	3	1	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.718	$15.292	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955	$25.652
Accumulation Unit Value at end of period	$24.514	$17.718	$15.292	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955
Number of Accumulation Units outstanding at end of period (in thousands)	38	47	54	64	96	123	132	144	181	143
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.172	$12.360	$15.760	$17.616	$18.232	$16.517	$20.124	$17.545	$10.400	$—
Accumulation Unit Value at end of period	$19.402	$14.172	$12.360	$15.760	$17.616	$18.232	$16.517	$20.124	$17.545	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	1	—	—	—	4	5	4	—

APP V-13

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.702	$12.998	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095	$15.509
Accumulation Unit Value at end of period	$15.728	$13.702	$12.998	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095
Number of Accumulation Units outstanding at end of period (in thousands)	219	251	282	320	398	543	659	726	891	1,049
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.821	$14.207	$15.610	$18.046	$15.077	$13.100	$15.061	$14.273	$10.700	$—
Accumulation Unit Value at end of period	$16.835	$14.821	$14.207	$15.610	$18.046	$15.077	$13.100	$15.061	$14.273	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	12	11	15	25	24	16	3	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.218	$15.041	$16.352	$17.106	$13.293	$11.163	$12.199	$11.548	$8.955	$15.785
Accumulation Unit Value at end of period	$18.904	$16.218	$15.041	$16.352	$17.106	$13.293	$11.163	$12.199	$11.548	$8.955
Number of Accumulation Units outstanding at end of period (in thousands)	244	252	288	348	427	539	683	822	1,027	1,194
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.686	$16.576	$18.211	$19.252	$15.119	$12.829	$14.169	$13.555	$10.622	$—
Accumulation Unit Value at end of period	$20.400	$17.686	$16.576	$18.211	$19.252	$15.119	$12.829	$14.169	$13.555	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	20	22	28	22	26	15	—	—
(a) Inception date April 15, 2017.

APP V-14

Talcott Resolution Life and Annuity Insurance Company

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.962	$18.549	$18.597	$17.939	$14.744	$12.901	$12.947	$11.700	$9.593	$13.836
Accumulation Unit Value at end of period	$22.822	$19.962	$18.549	$18.597	$17.939	$14.744	$12.901	$12.947	$11.700	$9.593
Number of Accumulation Units outstanding at end of period (in thousands)	1,219	1,350	1,586	1,958	2,602	3,513	4,342	5,094	6,277	8,084
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.659	$18.459	$18.703	$18.231	$15.143	$13.389	$13.580	$12.400	$10.275	$—
Accumulation Unit Value at end of period	$22.241	$19.659	$18.459	$18.703	$18.231	$15.143	$13.389	$13.580	$12.400	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	75	77	80	82	66	59	51	24	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.892	$1.620	$1.697	$1.496	$1.143	$1.020	$1.047	$0.948	$0.753	$1.205
Accumulation Unit Value at end of period	$2.178	$1.892	$1.620	$1.697	$1.496	$1.143	$1.020	$1.047	$0.948	$0.753
Number of Accumulation Units outstanding at end of period (in thousands)	8,268	9,073	10,144	12,558	15,646	22,755	28,197	36,043	44,860	58,150
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.934	$20.715	$21.925	$19.525	$15.082	$13.606	$14.106	$12.901	$10.357	$—
Accumulation Unit Value at end of period	$27.267	$23.934	$20.715	$21.925	$19.525	$15.082	$13.606	$14.106	$12.901	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	59	57	70	50	36	55	23	6	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.582	$15.389	$15.602	$15.066	$15.655	$15.103	$14.472	$13.822	$12.478	$13.994
Accumulation Unit Value at end of period	$15.889	$15.582	$15.389	$15.602	$15.066	$15.655	$15.103	$14.472	$13.822	$12.478
Number of Accumulation Units outstanding at end of period (in thousands)	1,681	1,747	1,891	2,326	2,899	2,950	3,643	4,262	5,099	5,307
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.883	$11.859	$12.150	$11.857	$12.450	$12.139	$11.753	$11.344	$10.350	$—
Accumulation Unit Value at end of period	$11.990	$11.883	$11.859	$12.150	$11.857	$12.450	$12.139	$11.753	$11.344	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	70	70	92	65	97	97	76	47	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.192	$12.067	$12.788	$12.822	$13.381	$12.810	$12.458	$12.035	$11.154	$10.958
Accumulation Unit Value at end of period	$12.814	$12.192	$12.067	$12.788	$12.822	$13.381	$12.810	$12.458	$12.035	$11.154
Number of Accumulation Units outstanding at end of period (in thousands)	209	224	274	394	506	967	1,143	1,085	1,163	1,235
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.734	$10.736	$11.498	$11.651	$12.286	$11.886	$11.681	$11.404	$10.254	$—
Accumulation Unit Value at end of period	$11.164	$10.734	$10.736	$11.498	$11.651	$12.286	$11.886	$11.681	$11.404	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	10	16	22	11	16	14	4	—

APP V-15

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.667	$13.891	$14.314	$13.775	$11.429	$9.884	$10.561	$9.604	$6.988	$12.076
Accumulation Unit Value at end of period	$18.187	$14.667	$13.891	$14.314	$13.775	$11.429	$9.884	$10.561	$9.604	$6.988
Number of Accumulation Units outstanding at end of period (in thousands)	360	436	489	601	775	1,199	1,453	1,852	2,389	2,431
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.364	$19.490	$20.295	$19.738	$16.549	$14.462	$15.616	$14.352	$10.553	$—
Accumulation Unit Value at end of period	$24.988	$20.364	$19.490	$20.295	$19.738	$16.549	$14.462	$15.616	$14.352	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	7	6	7	6	7	2	6	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.614	$23.859	$22.682	$22.538	$17.737	$14.713	$16.417	$14.935	$10.670	$17.607
Accumulation Unit Value at end of period	$30.537	$23.614	$23.859	$22.682	$22.538	$17.737	$14.713	$16.417	$14.935	$10.670
Number of Accumulation Units outstanding at end of period (in thousands)	381	414	499	561	718	1,094	1,396	1,736	2,126	2,597
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.586	$22.040	$21.175	$21.262	$16.910	$14.174	$15.983	$14.694	$9.573	$—
Accumulation Unit Value at end of period	$27.624	$21.586	$22.040	$21.175	$21.262	$16.910	$14.174	$15.983	$14.694	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	10	12	11	10	12	17	15	3	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.236	$25.129	$25.479	$25.365	$20.102	$17.293	$21.743	$18.057	$11.381	$24.896
Accumulation Unit Value at end of period	$31.251	$25.236	$25.129	$25.479	$25.365	$20.102	$17.293	$21.743	$18.057	$11.381
Number of Accumulation Units outstanding at end of period (in thousands)	209	230	273	317	381	461	625	821	953	1,099
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.581	$21.716	$22.251	$22.385	$17.927	$15.585	$19.803	$16.620	$9.850	$—
Accumulation Unit Value at end of period	$26.445	$21.581	$21.716	$22.251	$22.385	$17.927	$15.585	$19.803	$16.620	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	11	18	12	11	14	7	3	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.341	$21.673	$20.619	$19.318	$15.096	$13.018	$13.826	$11.843	$8.636	$15.671
Accumulation Unit Value at end of period	$29.454	$23.341	$21.673	$20.619	$19.318	$15.096	$13.018	$13.826	$11.843	$8.636
Number of Accumulation Units outstanding at end of period (in thousands)	2,212	2,584	3,116	3,699	4,818	6,518	8,075	9,796	11,953	14,679
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.654	$24.072	$23.144	$21.913	$17.303	$15.079	$16.184	$14.010	$9.446	$—
Accumulation Unit Value at end of period	$32.036	$25.654	$24.072	$23.144	$21.913	$17.303	$15.079	$16.184	$14.010	$—
Number of Accumulation Units outstanding at end of period (in thousands)	127	164	172	195	204	161	180	139	39	—

APP V-16

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.452	$19.555	$19.596	$18.007	$13.713	$11.866	$12.289	$11.212	$8.685	$14.207
Accumulation Unit Value at end of period	$25.823	$21.452	$19.555	$19.596	$18.007	$13.713	$11.866	$12.289	$11.212	$8.685
Number of Accumulation Units outstanding at end of period (in thousands)	2,436	2,757	3,226	3,855	5,069	6,921	8,406	10,086	11,936	14,761
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.318	$21.481	$21.753	$20.200	$15.545	$13.594	$14.226	$13.117	$9.281	$—
Accumulation Unit Value at end of period	$27.777	$23.318	$21.481	$21.753	$20.200	$15.545	$13.594	$14.226	$13.117	$—
Number of Accumulation Units outstanding at end of period (in thousands)	121	156	163	207	229	186	165	105	33	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.312	$17.000	$18.102	$18.904	$15.800	$13.624	$16.099	$15.262	$10.845	$19.051
Accumulation Unit Value at end of period	$22.503	$17.312	$17.000	$18.102	$18.904	$15.800	$13.624	$16.099	$15.262	$10.845
Number of Accumulation Units outstanding at end of period (in thousands)	609	678	803	943	1,207	1,535	1,886	2,313	2,747	3,513
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.790	$15.668	$16.860	$17.794	$15.029	$13.095	$15.638	$14.982	$9.374	$—
Accumulation Unit Value at end of period	$20.310	$15.790	$15.668	$16.860	$17.794	$15.029	$13.095	$15.638	$14.982	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	39	52	53	46	60	63	32	22	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.184	$25.290	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970	$28.176
Accumulation Unit Value at end of period	$33.340	$26.184	$25.290	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970
Number of Accumulation Units outstanding at end of period (in thousands)	156	180	202	234	295	466	609	851	937	977
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.805	$15.426	$16.363	$18.247	$16.831	$14.676	$17.522	$15.272	$10.484	$—
Accumulation Unit Value at end of period	$19.913	$15.805	$15.426	$16.363	$18.247	$16.831	$14.676	$17.522	$15.272	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	30	33	36	50	37	48	53	22	—
Fidelity VIP Dynamic Capital Appreciation Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.532	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$30.877	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.117	$16.872	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740	$12.165
Accumulation Unit Value at end of period	$20.124	$16.117	$16.872	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740
Number of Accumulation Units outstanding at end of period (in thousands)	18	21	25	29	36	52	71	75	94	88

APP V-17

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.212	$20.325	$20.007	$19.372	$14.476	$13.611	$14.690	$12.988	$10.035	$—
Accumulation Unit Value at end of period	$23.738	$19.212	$20.325	$20.007	$19.372	$14.476	$13.611	$14.690	$12.988	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	1	3	4	2	1	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.441	$19.117	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991	$15.884
Accumulation Unit Value at end of period	$23.130	$21.441	$19.117	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991
Number of Accumulation Units outstanding at end of period (in thousands)	873	1,021	1,238	1,623	2,113	3,231	4,039	4,762	5,520	6,439
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.176	$17.278	$19.098	$18.755	$16.910	$15.422	$15.475	$14.110	$10.691	$—
Accumulation Unit Value at end of period	$20.471	$19.176	$17.278	$19.098	$18.755	$16.910	$15.422	$15.475	$14.110	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	48	66	72	70	57	66	57	8	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.862	$17.456	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003	$12.427
Accumulation Unit Value at end of period	$21.248	$16.862	$17.456	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003
Number of Accumulation Units outstanding at end of period (in thousands)	161	172	209	237	279	354	466	554	640	754
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.660	$20.567	$20.005	$18.275	$14.595	$13.344	$13.919	$12.815	$10.148	$—
Accumulation Unit Value at end of period	$24.515	$19.660	$20.567	$20.005	$18.275	$14.595	$13.344	$13.919	$12.815	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	20	22	15	17	19	12	5	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.921	$27.117	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911
Accumulation Unit Value at end of period	$31.962	$29.921	$27.117	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419
Number of Accumulation Units outstanding at end of period (in thousands)	206	225	272	359	434	628	738	929	1,091	1,173
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.104	$16.581	$17.680	$17.183	$13.833	$12.537	$13.273	$12.180	$10.147	$—
Accumulation Unit Value at end of period	$19.137	$18.104	$16.581	$17.680	$17.183	$13.833	$12.537	$13.273	$12.180	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	32	34	35	37	43	53	58	30	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.785	$19.959	$21.344	$20.257	$16.056	$14.288	$14.679	$13.420	$10.824	$17.498
Accumulation Unit Value at end of period	$24.283	$22.785	$19.959	$21.344	$20.257	$16.056	$14.288	$14.679	$13.420	$10.824
Number of Accumulation Units outstanding at end of period (in thousands)	760	862	1,011	1,217	1,552	2,008	2,472	2,946	3,568	4,577
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.982	$17.689	$19.117	$18.334	$14.685	$13.206	$13.711	$12.668	$10.325	$—
Accumulation Unit Value at end of period	$21.074	$19.982	$17.689	$19.117	$18.334	$14.685	$13.206	$13.711	$12.668	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	35	46	47	46	61	56	33	10	—

APP V-18

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.626	$21.575	$22.764	$21.286	$16.686	$15.151	$14.532	$12.245	$10.609	$14.795
Accumulation Unit Value at end of period	$29.203	$24.626	$21.575	$22.764	$21.286	$16.686	$15.151	$14.532	$12.245	$10.609
Number of Accumulation Units outstanding at end of period (in thousands)	626	699	781	985	1,250	1,654	1,902	2,162	2,300	2,701
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.193	$19.648	$20.950	$19.797	$15.682	$14.390	$13.947	$11.877	$10.399	$—
Accumulation Unit Value at end of period	$26.043	$22.193	$19.648	$20.950	$19.797	$15.682	$14.390	$13.947	$11.877	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	37	40	43	50	39	46	34	13	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.640	$12.994	$14.264	$14.419	$10.760	$9.240	$9.761	$7.739	$6.091	$9.246
Accumulation Unit Value at end of period	$18.111	$16.640	$12.994	$14.264	$14.419	$10.760	$9.240	$9.761	$7.739	$6.091
Number of Accumulation Units outstanding at end of period (in thousands)	85	100	96	111	160	136	184	232	176	179
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.696	$21.066	$23.369	$23.873	$18.002	$15.622	$16.677	$13.362	$10.629	$—
Accumulation Unit Value at end of period	$28.752	$26.696	$21.066	$23.369	$23.873	$18.002	$15.622	$16.677	$13.362	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	22	5	8	7	8	4	27	8	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.003	$20.497	$21.407	$20.250	$14.902	$13.666	$14.599	$11.629	$8.235	$14.559
Accumulation Unit Value at end of period	$25.080	$21.003	$20.497	$21.407	$20.250	$14.902	$13.666	$14.599	$11.629	$8.235
Number of Accumulation Units outstanding at end of period (in thousands)	268	285	344	423	545	646	796	989	1,151	1,419
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.570	$23.246	$24.534	$23.453	$17.440	$16.164	$17.449	$14.046	$10.051	$—
Accumulation Unit Value at end of period	$27.852	$23.570	$23.246	$24.534	$23.453	$17.440	$16.164	$17.449	$14.046	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	14	15	20	35	25	35	22	4	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.013	$20.673	$21.807	$21.709	$21.319	$19.160	$18.952	$17.325	$13.966	$15.959
Accumulation Unit Value at end of period	$22.679	$22.013	$20.673	$21.807	$21.709	$21.319	$19.160	$18.952	$17.325	$13.966
Number of Accumulation Units outstanding at end of period (in thousands)	478	519	620	824	1,033	1,432	1,656	1,911	2,089	2,178
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.202	$14.427	$15.379	$15.472	$15.354	$13.944	$13.939	$12.877	$10.490	$—
Accumulation Unit Value at end of period	$15.498	$15.202	$14.427	$15.379	$15.472	$15.354	$13.944	$13.939	$12.877	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	41	50	56	56	54	63	37	6	—

APP V-19

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.021	$1.028	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151	$1.145
Accumulation Unit Value at end of period	$1.015	$1.021	$1.028	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151
Number of Accumulation Units outstanding at end of period (in thousands)	7,951	9,183	9,535	11,633	15,940	23,961	31,385	30,309	44,174	81,177
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979	$—
Accumulation Unit Value at end of period	$8.005	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	43	49	50	55	68	67	60	44	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.725	$15.632	$15.135	$14.189	$10.293	$9.201	$10.723	$—	$—	$—
Accumulation Unit Value at end of period	$19.697	$15.725	$15.632	$15.135	$14.189	$10.293	$9.201	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	86	113	150	158	196	332	175	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.797	$14.865	$14.544	$13.779	$10.101	$9.125	$10.709	$—	$—	$—
Accumulation Unit Value at end of period	$18.342	$14.797	$14.865	$14.544	$13.779	$10.101	$9.125	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	7	28	32	30	12	1	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.553	$16.184	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621	$12.547
Accumulation Unit Value at end of period	$19.541	$17.553	$16.184	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621
Number of Accumulation Units outstanding at end of period (in thousands)	287	307	374	446	568	605	815	926	1,063	1,266
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.044	$17.744	$19.346	$18.379	$14.608	$13.178	$13.548	$12.704	$10.173	$—
Accumulation Unit Value at end of period	$20.979	$19.044	$17.744	$19.346	$18.379	$14.608	$13.178	$13.548	$12.704	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	23	25	25	31	33	29	34	22	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.438	$9.586	$9.744	$9.905	$9.980	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.336	$9.438	$9.586	$9.744	$9.905	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	627	709	535	470	329	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.089	$9.329	$9.583	$9.844	$9.967	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.897	$9.089	$9.329	$9.583	$9.844	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	28	38	17	16	—	—	—	—	—

APP V-20

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.338	$1.343	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272	$1.151
Accumulation Unit Value at end of period	$1.341	$1.338	$1.343	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272
Number of Accumulation Units outstanding at end of period (in thousands)	6,782	7,722	8,785	10,547	14,452	21,515	23,810	27,573	33,307	43,351
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.990	$10.139	$10.380	$10.241	$10.804	$10.832	$10.313	$10.052	$10.328	$—
Accumulation Unit Value at end of period	$9.914	$9.990	$10.139	$10.380	$10.241	$10.804	$10.832	$10.313	$10.052	$—
Number of Accumulation Units outstanding at end of period (in thousands)	62	62	108	74	76	142	178	109	74	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.289	$2.338	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368	$2.333
Accumulation Unit Value at end of period	$2.770	$2.289	$2.338	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368
Number of Accumulation Units outstanding at end of period (in thousands)	1,276	1,467	1,696	2,096	2,692	2,860	3,343	3,781	4,366	4,619
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.373	$16.898	$17.777	$18.203	$15.713	$13.973	$15.393	$14.012	$10.644	$—
Accumulation Unit Value at end of period	$19.603	$16.373	$16.898	$17.777	$18.203	$15.713	$13.973	$15.393	$14.012	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	9	8	11	13	9	7	3	—
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.455	$2.200	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239	$1.762
Accumulation Unit Value at end of period	$2.775	$2.455	$2.200	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239
Number of Accumulation Units outstanding at end of period (in thousands)	2,106	2,512	2,659	3,084	3,618	4,361	5,641	7,163	8,446	9,973
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.662	$16.902	$18.093	$17.799	$14.196	$13.144	$14.424	$12.986	$10.245	$—
Accumulation Unit Value at end of period	$20.875	$18.662	$16.902	$18.093	$17.799	$14.196	$13.144	$14.424	$12.986	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	21	21	19	31	34	22	11	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.930	$14.056	$14.119	$13.286	$9.858	$10.015	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.784	$13.930	$14.056	$14.119	$13.286	$9.858	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	10	43	33	44	43	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.241	$13.501	$13.705	$13.033	$9.772	$9.998	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.787	$13.241	$13.501	$13.705	$13.033	$9.772	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	5	2	2	—	—	—	—

APP V-21

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.937	$20.808	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966	$14.750
Accumulation Unit Value at end of period	$25.733	$22.937	$20.808	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966
Number of Accumulation Units outstanding at end of period (in thousands)	116	131	146	169	233	311	355	392	426	430
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.120	$20.279	$22.051	$22.132	$16.540	$14.920	$15.440	$12.341	$10.453	$—
Accumulation Unit Value at end of period	$24.558	$22.120	$20.279	$22.051	$22.132	$16.540	$14.920	$15.440	$12.341	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	7	13	10	7	9	13	—
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.697	$1.458	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706	$1.489
Accumulation Unit Value at end of period	$1.960	$1.697	$1.458	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706
Number of Accumulation Units outstanding at end of period (in thousands)	996	1,140	1,269	1,493	1,679	2,721	3,686	4,785	5,897	7,008
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.738	$19.740	$22.636	$21.812	$16.753	$14.623	$15.496	$14.830	$10.294	$—
Accumulation Unit Value at end of period	$25.992	$22.738	$19.740	$22.636	$21.812	$16.753	$14.623	$15.496	$14.830	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	16	12	14	12	10	14	9	4	—
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.140	$10.168	$10.549	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.678	$11.140	$10.168	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	102	113	121	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.918	$10.071	$10.532	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.265	$10.918	$10.071	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	5	6	—	—	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.236	$22.006	$22.693	$22.210	$17.666	$14.561	$15.473	$14.000	$10.784	$16.554
Accumulation Unit Value at end of period	$28.357	$23.236	$22.006	$22.693	$22.210	$17.666	$14.561	$15.473	$14.000	$10.784
Number of Accumulation Units outstanding at end of period (in thousands)	37	37	40	39	54	76	90	104	111	114
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.970	$20.070	$20.915	$20.686	$16.627	$13.849	$14.872	$13.598	$10.585	$—
Accumulation Unit Value at end of period	$25.325	$20.970	$20.070	$20.915	$20.686	$16.627	$13.849	$14.872	$13.598	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	4	4	4	3	10	2	1	1	—

APP V-22

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.530	$16.404	$15.505	$14.469	$10.748	$9.309	$9.494	$8.369	$6.180	$10.039
Accumulation Unit Value at end of period	$21.366	$16.530	$16.404	$15.505	$14.469	$10.748	$9.309	$9.494	$8.369	$6.180
Number of Accumulation Units outstanding at end of period (in thousands)	240	272	303	352	472	295	286	343	339	345
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.832	$24.903	$23.787	$22.431	$16.839	$14.738	$15.191	$13.531	$10.097	$—
Accumulation Unit Value at end of period	$31.762	$24.832	$24.903	$23.787	$22.431	$16.839	$14.738	$15.191	$13.531	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	4	5	6	6	6	4	—
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.183	$9.988	$10.602	$10.484	$10.142	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.736	$11.183	$9.988	$10.602	$10.484	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	378	415	510	629	811	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.778	$9.728	$10.435	$10.427	$10.127	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.193	$10.778	$9.728	$10.435	$10.427	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	32	54	72	55	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.914	$14.899	$15.114	$13.842	$10.657	$9.090	$9.448	$8.645	$6.926	$10.522
Accumulation Unit Value at end of period	$19.308	$15.914	$14.899	$15.114	$13.842	$10.657	$9.090	$9.448	$8.645	$6.926
Number of Accumulation Units outstanding at end of period (in thousands)	311	349	408	507	713	1,167	1,483	1,719	1,912	2,199
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.587	$20.424	$20.938	$19.378	$15.076	$12.995	$13.649	$12.622	$10.218	$—
Accumulation Unit Value at end of period	$25.918	$21.587	$20.424	$20.938	$19.378	$15.076	$12.995	$13.649	$12.622	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	19	20	28	30	31	21	9	—
MFS Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.571	$10.132	$10.389	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.354	$10.571	$10.132	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	87	93	98	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.361	$10.035	$10.373	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.951	$10.361	$10.035	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	6	—	—	—	—	—	—	—

APP V-23

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.961	$8.684	$8.439	$7.881	$5.818	$5.076	$5.490	$4.305	$3.087	$6.479
Accumulation Unit Value at end of period	$11.194	$8.961	$8.684	$8.439	$7.881	$5.818	$5.076	$5.490	$4.305	$3.087
Number of Accumulation Units outstanding at end of period (in thousands)	205	240	297	285	337	527	689	964	975	1,108
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.204	$26.640	$26.162	$24.690	$18.418	$16.240	$17.751	$14.066	$10.192	$—
Accumulation Unit Value at end of period	$33.628	$27.204	$26.640	$26.162	$24.690	$18.418	$16.240	$17.751	$14.066	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	5	3	5	7	4	4	9	—
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.692	$23.020	$23.852	$26.147	$18.783	$15.752	$17.847	$13.308	$8.291	$13.893
Accumulation Unit Value at end of period	$30.763	$24.692	$23.020	$23.852	$26.147	$18.783	$15.752	$17.847	$13.308	$8.291
Number of Accumulation Units outstanding at end of period (in thousands)	162	185	215	263	354	541	657	792	944	1,104
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.132	$28.387	$29.725	$32.928	$23.904	$20.258	$23.195	$17.478	$11.004	$—
Accumulation Unit Value at end of period	$37.147	$30.132	$28.387	$29.725	$32.928	$23.904	$20.258	$23.195	$17.478	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	8	9	31	10	27	19	14	—
MFS Research International Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.316	$9.538	$10.510	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.757	$9.316	$9.538	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	69	82	98	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.131	$9.447	$10.493	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.402	$9.131	$9.447	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	11	—	—	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.926	$18.630	$18.789	$17.333	$13.321	$11.548	$11.793	$10.345	$8.056	$12.815
Accumulation Unit Value at end of period	$24.181	$19.926	$18.630	$18.789	$17.333	$13.321	$11.548	$11.793	$10.345	$8.056
Number of Accumulation Units outstanding at end of period (in thousands)	31	33	38	33	48	45	43	45	32	48
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.260	$21.976	$22.398	$20.880	$16.216	$14.206	$14.661	$12.996	$10.228	$—
Accumulation Unit Value at end of period	$27.931	$23.260	$21.976	$22.398	$20.880	$16.216	$14.206	$14.661	$12.996	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	8	3	—	—	—	—	—

APP V-24

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.770	$13.431	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091	$10.507
Accumulation Unit Value at end of period	$14.148	$13.770	$13.431	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091
Number of Accumulation Units outstanding at end of period (in thousands)	1,019	1,043	1,134	1,374	1,737	757	815	1,030	908	463
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.902	$12.716	$13.104	$12.719	$13.204	$12.636	$12.161	$11.626	$10.283	$—
Accumulation Unit Value at end of period	$13.118	$12.902	$12.716	$13.104	$12.719	$13.204	$12.636	$12.161	$11.626	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	56	72	72	30	40	29	20	5	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.127	$18.756	$19.139	$17.933	$15.315	$13.994	$13.980	$12.928	$11.136	$14.539
Accumulation Unit Value at end of period	$22.233	$20.127	$18.756	$19.139	$17.933	$15.315	$13.994	$13.980	$12.928	$11.136
Number of Accumulation Units outstanding at end of period (in thousands)	773	856	995	1,191	1,527	2,181	2,657	3,098	3,611	4,436
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.108	$16.111	$16.614	$15.731	$13.576	$12.536	$12.655	$11.827	$10.295	$—
Accumulation Unit Value at end of period	$18.701	$17.108	$16.111	$16.614	$15.731	$13.576	$12.536	$12.655	$11.827	$—
Number of Accumulation Units outstanding at end of period (in thousands)	60	41	45	49	71	77	74	41	15	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.727	$25.598	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150	$18.322
Accumulation Unit Value at end of period	$33.245	$28.727	$25.598	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150
Number of Accumulation Units outstanding at end of period (in thousands)	191	211	244	287	373	413	485	576	628	707
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.561	$20.316	$21.027	$19.548	$14.779	$13.060	$13.458	$12.396	$10.378	$—
Accumulation Unit Value at end of period	$25.837	$22.561	$20.316	$21.027	$19.548	$14.779	$13.060	$13.458	$12.396	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	23	28	28	28	27	30	19	7	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.718	$15.292	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955	$25.652
Accumulation Unit Value at end of period	$24.514	$17.718	$15.292	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955
Number of Accumulation Units outstanding at end of period (in thousands)	88	96	104	119	152	230	295	367	408	417
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.172	$12.360	$15.760	$17.616	$18.232	$16.517	$20.124	$17.545	$10.400	$—
Accumulation Unit Value at end of period	$19.402	$14.172	$12.360	$15.760	$17.616	$18.232	$16.517	$20.124	$17.545	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	13	5	8	12	11	12	25	14	—

APP V-25

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.702	$12.998	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095	$15.509
Accumulation Unit Value at end of period	$15.728	$13.702	$12.998	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095
Number of Accumulation Units outstanding at end of period (in thousands)	484	541	642	717	880	1,090	1,326	1,547	1,780	2,085
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.821	$14.207	$15.610	$18.046	$15.077	$13.100	$15.061	$14.273	$10.700	$—
Accumulation Unit Value at end of period	$16.835	$14.821	$14.207	$15.610	$18.046	$15.077	$13.100	$15.061	$14.273	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	32	39	38	40	54	44	28	11	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.218	$15.041	$16.352	$17.106	$13.293	$11.163	$12.199	$11.548	$8.955	$15.785
Accumulation Unit Value at end of period	$18.904	$16.218	$15.041	$16.352	$17.106	$13.293	$11.163	$12.199	$11.548	$8.955
Number of Accumulation Units outstanding at end of period (in thousands)	328	373	427	562	700	1,091	1,304	1,508	1,839	2,365
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.686	$16.576	$18.211	$19.252	$15.119	$12.829	$14.169	$13.555	$10.622	$—
Accumulation Unit Value at end of period	$20.400	$17.686	$16.576	$18.211	$19.252	$15.119	$12.829	$14.169	$13.555	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	10	13	14	17	19	13	10	—
(a) Inception date April 15, 2017.

APP VI-1

Appendix VI — Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

Applicable To The Following Product

•	Leaders Epic Plus 1

As of May 2, 2016, the following models are available:

Portfolio Planner Models

Fund	2016 Series 129	2016 Series 130	2016 Series 215	2016 Series 315	2016 Series 415
American Funds Blue Chip Income and Growth Fund	5%	7%	8%	9%	10%
American Funds Bond Fund	20%	15%	11%	9%	6%
American Funds Global Bond Fund	10%	7%	6%	4%	4%
American Funds Growth-Income Fund	3%	4%	5%	6%	7%
American Funds International Fund	3%	4%	5%	6%	7%
Franklin Large Cap Growth VIP Fund	5%	6%	7%	8%	9%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	5%	6%
Franklin Small-Mid Cap Growth VIP Fund	2%	3%	3%	4%	5%
Invesco V.I. Government Securities Fund	25%	19%	16%	11%	8%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%	6%
MFS High Yield Portfolio	15%	19%	17%	16%	12%
MFS Investors Trust Series	3%	4%	5%	7%	8%
Templeton Developing Markets VIP Fund	2%	3%	4%	4%	5%
Templeton Foreign VIP Fund	3%	3%	5%	6%	7%
Total	100%	100%	100%	100%	100%

APP VII-1

Appendix VII — Annuity Commencement Date Deferral Option — Example
This example does not represent your actual Contract. It uses hypothetical amounts, not your actual Contract amounts.
This example is intended to help you compare the total and taxable amounts of annuity payments if you annuitize your contract on its Annuity Commencement Date to the total and taxable amounts of annuity payments if you elect the Deferral Option and either die at age 100 under circumstances which trigger payment of a Death Benefit or annuitize your contract on the Annuitant’s 100th birthday.
Because the amounts used below are assumptions and do not represent your actual Contract amounts, this example should not be considered to be a representation of the actual total or taxable amounts nor a representation of the tax consequences of receipt of those total or taxable amounts. The consequences of receipt of those total and taxable amounts depend on many factors outside the scope of this example.
This example assumes that on the Annuity Commencement Date:

•	The annuitant is age 90.

•	The Contract Value is $250,000.

•	The investment (tax basis) in the Contract is $175,000.

•	The Contract is non-Qualified.
The amounts shown in this example will vary depending on the annuitization option chosen and whether variable payouts, fixed payouts or a combination of variable and fixed payouts are elected. In addition, the exclusion ratio depends on factors including the investment into the Contract, the Contract Value and the length of time that annuity payments will continue. For Payout Options which include a Life Annuity, the exclusion ratio may also depend on the annuitant’s life expectancy at the time annuity payments begin.
As you consider this example, please note that to make a direct comparison between the total and taxable amounts received through annuitization at the Annuity Commencement Date (age 90) and received at the Deferred Annuity Commencement Date, you must calculate the results of investment of the amount received at age 90 for the ten-year period until age 100. Factors to consider in this calculation include:
•The assumed net rate of return for this period;
•The amount payable in taxes related to this amount; and
•Potential changes in laws including tax laws that may affect investment and taxes.
Total and taxable amounts if the Contract is annuitized on the Annuity Commencement Date:
To calculate the total and taxable amounts, this example assumes:
The election of the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option.
The annual payment is assumed to equal to $25,660. This amount is calculated based on the assumed contract value of $250,000 and a crediting rate of 0.56%. The crediting rate is set by us periodically using current interest rates and other factors.
After 10 years, total payments of $256,600 ($25,660 per year times 10 years) will be received.
Based on these assumptions:
The exclusion ratio is 0.682 ($175,000 divided by $256,600). The exclusion ratio represents the portion of your payments that are excludable from federal income tax.
The annual excludable amount is $17,500 ($25,660 times 0.682). This represents the portion of your annual payment that is excludable from federal income tax. The annual taxable amount is the remainder, $8,160 ($25,660 minus $17,500).
After 10 years, the total taxable amount is $81,600 ($8,160 per year times 10 years).
Total and taxable amounts if the Annuity Commencement Date Deferral Option is elected and the Annuity Commencement Date is deferred to age 100 and the Contract has positive net returns through age 100:
This example assumes:
The Contract has a 4% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, the Contract Value at age 100 is $370,061 ($250,000 times (1+ .04) compounded each year for ten years).
If a Death Benefit is payable at age 100:
The beneficiary receives the $370,061 Contract Value as a Death Benefit in one lump sum.

APP VII-2

$195,061 (the total amount minus the investment in the Contract, or $370,061 minus $175,000) of the amount is taxable to the beneficiary.
If annuitization is elected at age 100 using the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
The annual payment is assumed to equal to $37,960. This amount is calculated based on the assumed contract value of $370,061 and a crediting rate of 0.56%. The crediting rate is set by us periodically using current interest rates and other factors.
After 10 years, total payments of $379,600 ($37,960 per year times 10 years) will be received.
Based on this assumption:
The exclusion ratio will be 0.461 ($175,000 divided by $379,600). The exclusion ratio represents the portion of your payments that are excludable from federal income tax.
The annual excludable amount is $17,500 ($37,960 times 0.461). This represents the portion of your annual payment that is excludable from federal income tax.
The annual taxable amount is the remainder, $20,460 ($37,960 minus $17,500).
After 10 years, the total taxable amount is $204,600 ($20,460 per year times 10 years).
Total and taxable amounts if the Annuity Commencement Date Deferral Option is elected, the Annuity Commencement Date is deferred to age 100 and the Contract has negative net returns through age 100:
This example assumes:
The Contract has a -2% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, the Contract Value at age 100 is $204,268 ($250,000 times (1 -.02) compounded each year for ten years).
If a Death Benefit is payable at age 100:
The beneficiary receives the $204,268 Contract Value as a Death Benefit in one lump sum.
$29,268 (the total amount minus the investment in the Contract, or $204,268 minus $175,000) of the amount is taxable to the beneficiary.
If annuitization is elected at age 100 using the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
The annual payment is assumed to equal to $20,983. This amount is calculated based on the assumed contract value of $204,268 and a crediting rate of 0.56%. The crediting rate is set by us periodically using current interest rates and other factors.
After 10 years, total payments of $209,830 ($20,983 per year times 10 years) will be received.
Based on this assumption:
The exclusion ratio will be 0.834 ($175,000 divided by $209,830). The exclusion ratio represents the portion of your payments that are excludable from federal income tax.
The annual excludable amount is $17,500 ($20,983 times 0.834). This represents the portion of your annual payment that is excludable from federal income tax.
The annual taxable amount is the remainder or $3,483 ($20,983 minus $17,500).
After 10 years, total taxable amount is $34,830 ($3,483 per year times 10 years).

To obtain a Statement of Additional Information, please call us at 800-862-6668 or complete the form below and mail to:
Talcott Resolution Life Insurance Company/Talcott Resolution Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a Statement of Additional Information to me at the following address:

Name

Address

City/State	Zip Code
Contract Name
Issue Date

Statement of Additional Information
Talcott Resolution Life and Annuity Insurance Company
Separate Account Seven

Series I and Series IR Leaders Epic Plus
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2018 as amended on June 28, 2018
Date of Statement of Additional Information: May 1, 2018 as amended on June 28, 2018

2

General Information
Safekeeping of Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution ’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut and expresses an adverse opinion for the statutory-basis financial statements because the financial statements are not fairly presented in conformity with accounting principles generally accepted in the United States of America), and the statements of assets and liabilities of each of the individual sub-accounts which comprise Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2017, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Talcott Resolution Distribution Company, Inc. (“TDC”). TDC serves as Principal Underwriter for the securities issued with respect to the Separate Account. TDC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. TDC is an affiliate of ours. Both TDC and Talcott Resolution are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond. The principal business address of TDC is the same as ours.
Talcott Resolution currently pays TDC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to TDC in its role as Principal Underwriter has been: 2017 : $ 34,838,270 ; 2016 : $ 35,271,633 ; and 2015 : $ 35,879,567 .
Operational Risks
An investment in a Contract, Separate Account, or Fund can involve operational and information security risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  While we seek to minimize such events through controls and oversight, there may still be failures that could adversely affect us and your Contract’s Value. In addition, as the use of technology increases, we, a Contract, a Separate Account, or Fund may be more susceptible to operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause us, a Contract, a Separate Account, or Fund to lose proprietary information, suffer data corruption, or operational capacity, and as a result, may incur regulatory penalties, reputational damage, and additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Fund’s third party service providers or issuers of securities in which the underlying Funds invest may also subject a Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.

3

Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR.” Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A - B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

Accumulation Unit Values
(For an Accumulation Unit Outstanding Throughout the Period)
The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

5

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.962	$18.549	$18.597	$17.939	$14.744	$12.901	$12.947	$11.700	$9.593	$13.836
Accumulation Unit Value at end of period	$22.822	$19.962	$18.549	$18.597	$17.939	$14.744	$12.901	$12.947	$11.700	$9.593
Number of Accumulation Units outstanding at end of period (in thousands)	1,219	1,350	1,586	1,958	2,602	3,513	4,342	5,094	6,277	8,084
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$19.801	$18.436	$18.521	$17.901	$14.743	$12.925	$12.998	$11.769	$9.670	$13.974
Accumulation Unit Value at end of period	$22.594	$19.801	$18.436	$18.521	$17.901	$14.743	$12.925	$12.998	$11.769	$9.670
Number of Accumulation Units outstanding at end of period (in thousands)	1,033	1,292	1,623	2,046	2,843	4,076	5,287	6,590	7,702	8,537
With Principal First Preferred
Accumulation Unit Value at beginning of period	$19.801	$18.436	$18.521	$17.901	$14.743	$12.925	$12.998	$11.769	$9.670	$13.974
Accumulation Unit Value at end of period	$22.594	$19.801	$18.436	$18.521	$17.901	$14.743	$12.925	$12.998	$11.769	$9.670
Number of Accumulation Units outstanding at end of period (in thousands)	1,033	1,292	1,623	2,046	2,843	4,076	5,287	6,590	7,702	8,537
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.119	$17.818	$17.918	$17.336	$14.291	$12.542	$12.626	$11.443	$9.411	$13.614
Accumulation Unit Value at end of period	$21.793	$19.119	$17.818	$17.918	$17.336	$14.291	$12.542	$12.626	$11.443	$9.411
Number of Accumulation Units outstanding at end of period (in thousands)	230	267	278	305	308	421	532	586	625	718
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.842	$17.570	$17.677	$17.111	$14.113	$12.392	$12.481	$11.317	$9.312	$13.478
Accumulation Unit Value at end of period	$21.467	$18.842	$17.570	$17.677	$17.111	$14.113	$12.392	$12.481	$11.317	$9.312
Number of Accumulation Units outstanding at end of period (in thousands)	878	1,049	1,199	1,468	1,771	2,543	3,428	4,420	5,606	6,515
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$19.181	$17.894	$18.013	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518	$13.782
Accumulation Unit Value at end of period	$21.842	$19.181	$17.894	$18.013	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518
Number of Accumulation Units outstanding at end of period (in thousands)	1,045	1,315	1,553	1,815	2,394	3,212	4,062	5,039	6,484	8,333
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$18.439	$17.220	$17.351	$16.821	$13.895	$12.218	$12.324	$11.192	$9.223	$13.369
Accumulation Unit Value at end of period	$20.977	$18.439	$17.220	$17.351	$16.821	$13.895	$12.218	$12.324	$11.192	$9.223
Number of Accumulation Units outstanding at end of period (in thousands)	920	1,025	1,182	1,386	1,890	2,549	3,199	4,036	5,026	5,457
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.439	$17.220	$17.351	$16.821	$13.895	$12.218	$12.324	$11.192	$9.223	$13.369
Accumulation Unit Value at end of period	$20.977	$18.439	$17.220	$17.351	$16.821	$13.895	$12.218	$12.324	$11.192	$9.223
Number of Accumulation Units outstanding at end of period (in thousands)	920	1,025	1,182	1,386	1,890	2,549	3,199	4,036	5,026	5,457
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.307	$17.105	$17.244	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194	$13.333
Accumulation Unit Value at end of period	$20.815	$18.307	$17.105	$17.244	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194
Number of Accumulation Units outstanding at end of period (in thousands)	1,902	2,453	3,470	4,398	5,867	6,474	8,138	10,545	13,084	15,427
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.509	$17.310	$17.469	$16.960	$14.031	$12.356	$12.482	$11.353	$9.370	$13.602
Accumulation Unit Value at end of period	$21.024	$18.509	$17.310	$17.469	$16.960	$14.031	$12.356	$12.482	$11.353	$9.370
Number of Accumulation Units outstanding at end of period (in thousands)	63	68	73	78	92	149	209	277	339	418

6

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.915	$16.764	$16.926	$16.441	$13.608	$11.99	$12.118	$11.027	$9.106	$13.225
Accumulation Unit Value at end of period	$20.339	$17.915	$16.764	$16.926	$16.441	$13.608	$11.99	$12.118	$11.027	$9.106
Number of Accumulation Units outstanding at end of period (in thousands)	156	176	190	224	309	410	515	615	779	920
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.237	$17.073	$17.247	$16.761	$13.88	$12.236	$12.373	11.265	9.306	—
Accumulation Unit Value at end of period	$20.694	$18.237	$17.073	$17.247	$16.761	$13.88	$12.236	12.373	11.265	—
Number of Accumulation Units outstanding at end of period (in thousands)	1,115	1,185	1,266	1,441	1,417	1,108	1,129	973	620	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.119	$16.971	$17.152	$16.678	$13.818	$12.187	$12.33	$11.231	$9.283	$13.496
Accumulation Unit Value at end of period	$20.55	$18.119	$16.971	$17.152	$16.678	$13.818	$12.187	$12.33	$11.231	$9.283
Number of Accumulation Units outstanding at end of period (in thousands)	2,972	3,178	2,818	2,845	2,807	1,930	1,786	1,489	902	413
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.818	$18.591	$18.817	$18.324	$15.205	$13.431	$13.608	12.414	10.276	—
Accumulation Unit Value at end of period	$22.444	$19.818	$18.591	$18.817	$18.324	$15.205	$13.431	13.608	12.414	—
Number of Accumulation Units outstanding at end of period (in thousands)	79	82	81	89	87	94	83	40	15	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.659	$18.459	$18.703	$18.231	$15.143	$13.389	$13.58	12.4	10.275	—
Accumulation Unit Value at end of period	$22.241	$19.659	$18.459	$18.703	$18.231	$15.143	$13.389	13.58	12.4	—
Number of Accumulation Units outstanding at end of period (in thousands)	78	75	77	80	82	66	59	51	24	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.892	$1.620	$1.697	$1.496	$1.143	$1.020	$1.047	$0.948	$0.753	$1.205
Accumulation Unit Value at end of period	$2.178	$1.892	$1.620	$1.697	$1.496	$1.143	$1.020	$1.047	$0.948	$0.753
Number of Accumulation Units outstanding at end of period (in thousands)	8,268	9,073	10,144	12,558	15,646	22,755	28,197	36,043	44,860	58,150
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$1.834	$1.574	$1.652	$1.459	$1.117	$0.999	$1.027	$0.932	$0.742	$1.190
Accumulation Unit Value at end of period	$2.107	$1.834	$1.574	$1.652	$1.459	$1.117	$0.999	$1.027	$0.932	$0.742
Number of Accumulation Units outstanding at end of period (in thousands)	8,847	11,982	13,591	17,603	22,825	33,847	41,919	52,636	60,281	65,332
With Principal First Preferred
Accumulation Unit Value at beginning of period	$1.834	$1.574	$1.652	$1.459	$1.117	$0.999	$1.027	$0.932	$0.742	$1.190
Accumulation Unit Value at end of period	$2.107	$1.834	$1.574	$1.652	$1.459	$1.117	$0.999	$1.027	$0.932	$0.742
Number of Accumulation Units outstanding at end of period (in thousands)	8,847	11,982	13,591	17,603	22,825	33,847	41,919	52,636	60,281	65,332
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.810	$1.555	$1.633	$1.444	$1.107	$0.991	$1.020	$0.926	$0.738	$1.185
Accumulation Unit Value at end of period	$2.077	$1.810	$1.555	$1.633	$1.444	$1.107	$0.991	$1.020	$0.926	$0.738
Number of Accumulation Units outstanding at end of period (in thousands)	1,206	1,410	1,417	1,628	1,795	2,170	3,107	3,625	4,248	5,738

7

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.792	$1.540	$1.619	$1.432	$1.098	$0.984	$1.013	$0.920	$0.733	$1.178
Accumulation Unit Value at end of period	$2.056	$1.792	$1.540	$1.619	$1.432	$1.098	$0.984	$1.013	$0.920	$0.733
Number of Accumulation Units outstanding at end of period (in thousands)	7,584	9,014	10,679	13,819	16,677	22,658	29,178	37,614	47,437	54,791
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$1.778	$1.529	$1.608	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731	$1.174
Accumulation Unit Value at end of period	$2.039	$1.778	$1.529	$1.608	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731
Number of Accumulation Units outstanding at end of period (in thousands)	8,961	11,094	12,080	16,104	18,217	24,117	30,413	39,813	54,099	68,400
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$1.754	$1.509	$1.589	$1.407	$1.081	$0.970	$1.000	$0.910	$0.726	$1.169
Accumulation Unit Value at end of period	$2.009	$1.754	$1.509	$1.589	$1.407	$1.081	$0.970	$1.000	$0.910	$0.726
Number of Accumulation Units outstanding at end of period (in thousands)	10,048	12,098	13,137	15,938	18,085	21,849	27,926	34,823	40,555	43,896
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.754	$1.509	$1.589	$1.407	$1.081	$0.970	$1.000	$0.910	$0.726	$1.169
Accumulation Unit Value at end of period	$2.009	$1.754	$1.509	$1.589	$1.407	$1.081	$0.970	$1.000	$0.910	$0.726
Number of Accumulation Units outstanding at end of period (in thousands)	10,048	12,098	13,137	15,938	18,085	21,849	27,926	34,823	40,555	43,896
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.741	$1.499	$1.579	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724	$1.166
Accumulation Unit Value at end of period	$1.993	$1.741	$1.499	$1.579	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724
Number of Accumulation Units outstanding at end of period (in thousands)	13,275	17,366	21,621	27,542	34,974	50,689	59,453	80,934	94,085	107,987
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.716	$1.479	$1.559	$1.383	$1.064	$0.956	$0.987	$0.899	$0.719	$1.159
Accumulation Unit Value at end of period	$1.963	$1.716	$1.479	$1.559	$1.383	$1.064	$0.956	$0.987	$0.899	$0.719
Number of Accumulation Units outstanding at end of period (in thousands)	734	701	806	1,062	1,079	1,914	2,273	3,037	3,829	4,294
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.704	$1.469	$1.55	$1.375	$1.059	$0.952	$0.983	$0.896	$0.717	$1.156
Accumulation Unit Value at end of period	$1.948	$1.704	$1.469	$1.55	$1.375	$1.059	$0.952	$0.983	$0.896	$0.717
Number of Accumulation Units outstanding at end of period (in thousands)	1,935	2,164	2,630	3,124	3,530	4,966	5,377	6,511	7,985	9,092
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979	0.892	0.714	—
Accumulation Unit Value at end of period	$1.932	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947	0.979	0.892	—
Number of Accumulation Units outstanding at end of period (in thousands)	9,169	10,179	10,639	12,866	10,847	9,762	11,444	9,258	6,866	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.68	$1.45	$1.531	$1.36	$1.048	$0.943	$0.975	$0.89	$0.713	$1.15
Accumulation Unit Value at end of period	$1.918	$1.68	$1.45	$1.531	$1.36	$1.048	$0.943	$0.975	$0.89	$0.713
Number of Accumulation Units outstanding at end of period (in thousands)	14,094	15,314	16,575	19,003	17,846	15,079	13,230	10,233	4,755	2,622
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.129	$20.863	$22.059	$19.625	$15.144	$13.648	$14.135	12.915	10.358	—
Accumulation Unit Value at end of period	$27.516	$24.129	$20.863	$22.059	$19.625	$15.144	$13.648	14.135	12.915	—
Number of Accumulation Units outstanding at end of period (in thousands)	70	48	51	72	41	47	57	35	18	—

8

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.934	$20.715	$21.925	$19.525	$15.082	$13.606	$14.106	12.901	10.357	—
Accumulation Unit Value at end of period	$27.267	$23.934	$20.715	$21.925	$19.525	$15.082	$13.606	14.106	12.901	—
Number of Accumulation Units outstanding at end of period (in thousands)	42	59	57	70	50	36	55	23	6	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.582	$15.389	$15.602	$15.066	$15.655	$15.103	$14.472	$13.822	$12.478	$13.994
Accumulation Unit Value at end of period	$15.889	$15.582	$15.389	$15.602	$15.066	$15.655	$15.103	$14.472	$13.822	$12.478
Number of Accumulation Units outstanding at end of period (in thousands)	1,681	1,747	1,891	2,326	2,899	2,950	3,643	4,262	5,099	5,307
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$14.584	$14.432	$14.661	$14.186	$14.770	$14.278	$13.708	$13.119	$11.868	$13.336
Accumulation Unit Value at end of period	$14.842	$14.584	$14.432	$14.661	$14.186	$14.770	$14.278	$13.708	$13.119	$11.868
Number of Accumulation Units outstanding at end of period (in thousands)	751	922	1,114	1,547	2,160	3,524	4,230	5,302	5,956	5,729
With Principal First Preferred
Accumulation Unit Value at beginning of period	$14.584	$14.432	$14.661	$14.186	$14.770	$14.278	$13.708	$13.119	$11.868	$13.336
Accumulation Unit Value at end of period	$14.842	$14.584	$14.432	$14.661	$14.186	$14.770	$14.278	$13.708	$13.119	$11.868
Number of Accumulation Units outstanding at end of period (in thousands)	751	922	1,114	1,547	2,160	3,524	4,230	5,302	5,956	5,729
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.924	$14.783	$15.033	$14.560	$15.174	$14.684	$14.112	$13.518	$12.241	$13.770
Accumulation Unit Value at end of period	$15.172	$14.924	$14.783	$15.033	$14.560	$15.174	$14.684	$14.112	$13.518	$12.241
Number of Accumulation Units outstanding at end of period (in thousands)	99	109	109	156	189	235	279	341	375	363
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.709	$14.577	$14.830	$14.372	$14.985	$14.508	$13.950	$13.370	$12.113	$13.632
Accumulation Unit Value at end of period	$14.946	$14.709	$14.577	$14.830	$14.372	$14.985	$14.508	$13.950	$13.370	$12.113
Number of Accumulation Units outstanding at end of period (in thousands)	2,027	2,187	2,415	2,839	3,434	2,369	2,936	3,786	4,618	4,797
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$14.127	$14.008	$14.259	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681	$13.153
Accumulation Unit Value at end of period	$14.348	$14.127	$14.008	$14.259	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681
Number of Accumulation Units outstanding at end of period (in thousands)	940	1,145	1,315	1,553	1,920	2,454	2,948	3,864	4,829	5,455
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$14.394	$14.286	$14.557	$14.127	$14.753	$14.305	$13.775	$13.222	$11.997	$13.522
Accumulation Unit Value at end of period	$14.604	$14.394	$14.286	$14.557	$14.127	$14.753	$14.305	$13.775	$13.222	$11.997
Number of Accumulation Units outstanding at end of period (in thousands)	645	746	878	1,042	1,456	2,332	2,877	3,591	4,252	4,087
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.394	$14.286	$14.557	$14.127	$14.753	$14.305	$13.775	$13.222	$11.997	$13.522
Accumulation Unit Value at end of period	$14.604	$14.394	$14.286	$14.557	$14.127	$14.753	$14.305	$13.775	$13.222	$11.997
Number of Accumulation Units outstanding at end of period (in thousands)	645	746	878	1,042	1,456	2,332	2,877	3,591	4,252	4,087

9

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.291	$14.191	$14.467	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959	$13.485
Accumulation Unit Value at end of period	$14.492	$14.291	$14.191	$14.467	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959
Number of Accumulation Units outstanding at end of period (in thousands)	1,516	1,823	2,240	3,000	4,000	6,039	6,674	8,994	10,350	11,094
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.632	$13.551	$13.828	$13.440	$14.056	$13.650	$13.164	$12.655	$11.499	$12.980
Accumulation Unit Value at end of period	$13.811	$13.632	$13.551	$13.828	$13.440	$14.056	$13.650	$13.164	$12.655	$11.499
Number of Accumulation Units outstanding at end of period (in thousands)	73	96	73	85	125	202	233	305	378	392
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.985	$13.908	$14.2	$13.808	$14.449	$14.038	$13.545	$13.027	$11.844	$13.376
Accumulation Unit Value at end of period	$14.161	$13.985	$13.908	$14.2	$13.808	$14.449	$14.038	$13.545	$13.027	$11.844
Number of Accumulation Units outstanding at end of period (in thousands)	111	128	158	187	254	389	387	518	575	612
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049	12.556	11.422	—
Accumulation Unit Value at end of period	$13.594	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517	13.049	12.556	—
Number of Accumulation Units outstanding at end of period (in thousands)	804	859	906	963	963	977	1,150	1,012	722	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.345	$13.285	$13.577	$13.216	$13.843	$13.463	$13.003	$12.519	$11.393	$12.88
Accumulation Unit Value at end of period	$13.499	$13.345	$13.285	$13.577	$13.216	$13.843	$13.463	$13.003	$12.519	$11.393
Number of Accumulation Units outstanding at end of period (in thousands)	1,466	1,404	1,515	1,688	1,807	1,638	1,514	1,170	606	265
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.98	$11.943	$12.225	$11.918	$12.501	$12.176	$11.778	11.356	10.351	—
Accumulation Unit Value at end of period	$12.1	$11.98	$11.943	$12.225	$11.918	$12.501	$12.176	11.778	11.356	—
Number of Accumulation Units outstanding at end of period (in thousands)	37	45	53	57	49	38	29	24	9	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.883	$11.859	$12.15	$11.857	$12.450	$12.139	$11.753	11.344	10.35	—
Accumulation Unit Value at end of period	$11.99	$11.883	$11.859	$12.15	$11.857	$12.450	$12.139	11.753	11.344	—
Number of Accumulation Units outstanding at end of period (in thousands)	68	70	70	92	65	97	97	76	47	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.192	$12.067	$12.788	$12.822	$13.381	$12.810	$12.458	$12.035	$11.154	$10.958
Accumulation Unit Value at end of period	$12.814	$12.192	$12.067	$12.788	$12.822	$13.381	$12.810	$12.458	$12.035	$11.154
Number of Accumulation Units outstanding at end of period (in thousands)	209	224	274	394	506	967	1,143	1,085	1,163	1,235
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$11.945	$11.846	$12.579	$12.638	$13.215	$12.676	$12.352	$11.957	$11.104	$10.931
Accumulation Unit Value at end of period	$12.529	$11.945	$11.846	$12.579	$12.638	$13.215	$12.676	$12.352	$11.957	$11.104
Number of Accumulation Units outstanding at end of period (in thousands)	222	283	382	569	837	1,238	1,601	1,834	2,201	2,062

10

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First Preferred
Accumulation Unit Value at beginning of period	$11.945	$11.846	$12.579	$12.638	$13.215	$12.676	$12.352	$11.957	$11.104	$10.931
Accumulation Unit Value at end of period	$12.529	$11.945	$11.846	$12.579	$12.638	$13.215	$12.676	$12.352	$11.957	$11.104
Number of Accumulation Units outstanding at end of period (in thousands)	222	283	382	569	837	1,238	1,601	1,834	2,201	2,062
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.823	$11.737	$12.475	$12.547	$13.132	$12.610	$12.300	$11.919	$11.079	$10.917
Accumulation Unit Value at end of period	$12.389	$11.823	$11.737	$12.475	$12.547	$13.132	$12.610	$12.300	$11.919	$11.079
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	20	34	38	60	76	87	69	89
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.762	$11.683	$12.424	$12.501	$13.092	$12.577	$12.274	$11.899	$11.067	$10.911
Accumulation Unit Value at end of period	$12.320	$11.762	$11.683	$12.424	$12.501	$13.092	$12.577	$12.274	$11.899	$11.067
Number of Accumulation Units outstanding at end of period (in thousands)	191	226	266	342	452	876	1,156	1,256	1,222	1,158
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$11.702	$11.629	$12.373	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055	$10.904
Accumulation Unit Value at end of period	$12.251	$11.702	$11.629	$12.373	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055
Number of Accumulation Units outstanding at end of period (in thousands)	127	149	177	236	298	447	538	741	913	848
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$11.583	$11.522	$12.272	$12.366	$12.970	$12.479	$12.196	$11.842	$11.030	$10.890
Accumulation Unit Value at end of period	$12.114	$11.583	$11.522	$12.272	$12.366	$12.970	$12.479	$12.196	$11.842	$11.030
Number of Accumulation Units outstanding at end of period (in thousands)	147	152	208	271	445	731	996	974	1,114	1,337
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.583	$11.522	$12.272	$12.366	$12.970	$12.479	$12.196	$11.842	$11.030	$10.890
Accumulation Unit Value at end of period	$12.114	$11.583	$11.522	$12.272	$12.366	$12.970	$12.479	$12.196	$11.842	$11.030
Number of Accumulation Units outstanding at end of period (in thousands)	147	152	208	271	445	731	996	974	1,114	1,337
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.524	$11.469	$12.221	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018	$10.884
Accumulation Unit Value at end of period	$12.046	$11.524	$11.469	$12.221	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018
Number of Accumulation Units outstanding at end of period (in thousands)	440	563	700	1,002	1,313	1,973	3,018	2,978	3,497	3,519
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.407	$11.364	$12.121	$12.233	$12.849	$12.381	$12.119	$11.784	$10.993	$10.870
Accumulation Unit Value at end of period	$11.911	$11.407	$11.364	$12.121	$12.233	$12.849	$12.381	$12.119	$11.784	$10.993
Number of Accumulation Units outstanding at end of period (in thousands)	53	23	22	24	53	35	43	59	59	46
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.348	$11.311	$12.071	$12.189	$12.809	$12.348	$12.093	$11.765	$10.981	$10.863
Accumulation Unit Value at end of period	$11.845	$11.348	$11.311	$12.071	$12.189	$12.809	$12.348	$12.093	$11.765	$10.981
Number of Accumulation Units outstanding at end of period (in thousands)	58	64	71	79	94	153	154	170	222	230
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.29	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068	11.746	10.968	—
Accumulation Unit Value at end of period	$11.778	$11.29	$11.259	$12.021	$12.145	$12.769	$12.316	12.068	11.746	—
Number of Accumulation Units outstanding at end of period (in thousands)	199	218	218	287	285	305	356	277	154	—

11

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.233	$11.207	$11.972	$12.101	$12.729	$12.284	$12.042	$11.727	$10.956	$10.85
Accumulation Unit Value at end of period	$11.712	$11.233	$11.207	$11.972	$12.101	$12.729	$12.284	$12.042	$11.727	$10.956
Number of Accumulation Units outstanding at end of period (in thousands)	564	539	572	684	661	670	638	506	205	82
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.821	$10.813	$11.568	$11.71	$12.337	$11.923	$11.706	11.417	10.256	—
Accumulation Unit Value at end of period	$11.266	$10.821	$10.813	$11.568	$11.71	$12.337	$11.923	11.706	11.417	—
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	13	13	13	18	17	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.734	$10.736	$11.498	$11.651	$12.286	$11.886	$11.681	11.404	10.254	—
Accumulation Unit Value at end of period	$11.164	$10.734	$10.736	$11.498	$11.651	$12.286	$11.886	11.681	11.404	—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	10	16	22	11	16	14	4	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.667	$13.891	$14.314	$13.775	$11.429	$9.884	$10.561	$9.604	$6.988	$12.076
Accumulation Unit Value at end of period	$18.187	$14.667	$13.891	$14.314	$13.775	$11.429	$9.884	$10.561	$9.604	$6.988
Number of Accumulation Units outstanding at end of period (in thousands)	360	436	489	601	775	1,199	1,453	1,852	2,389	2,431
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$14.355	$13.623	$14.066	$13.563	$11.276	$9.771	$10.461	$9.533	$6.950	$12.034
Accumulation Unit Value at end of period	$17.765	$14.355	$13.623	$14.066	$13.563	$11.276	$9.771	$10.461	$9.533	$6.950
Number of Accumulation Units outstanding at end of period (in thousands)	463	617	807	1,134	1,644	2,439	3,029	3,531	4,213	4,301
With Principal First Preferred
Accumulation Unit Value at beginning of period	$14.355	$13.623	$14.066	$13.563	$11.276	$9.771	$10.461	$9.533	$6.950	$12.034
Accumulation Unit Value at end of period	$17.765	$14.355	$13.623	$14.066	$13.563	$11.276	$9.771	$10.461	$9.533	$6.950
Number of Accumulation Units outstanding at end of period (in thousands)	463	617	807	1,134	1,644	2,439	3,029	3,531	4,213	4,301
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.202	$13.491	$13.943	$13.459	$11.200	$9.715	$10.411	$9.497	$6.931	$12.013
Accumulation Unit Value at end of period	$17.558	$14.202	$13.491	$13.943	$13.459	$11.200	$9.715	$10.411	$9.497	$6.931
Number of Accumulation Units outstanding at end of period (in thousands)	40	38	47	47	48	67	82	88	90	114
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.126	$13.425	$13.882	$13.407	$11.162	$9.687	$10.387	$9.479	$6.922	$12.003
Accumulation Unit Value at end of period	$17.455	$14.126	$13.425	$13.882	$13.407	$11.162	$9.687	$10.387	$9.479	$6.922
Number of Accumulation Units outstanding at end of period (in thousands)	249	303	383	552	650	1,252	1,676	2,225	2,550	2,759
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$14.050	$13.360	$13.822	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912	$11.993
Accumulation Unit Value at end of period	$17.353	$14.050	$13.360	$13.822	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912
Number of Accumulation Units outstanding at end of period (in thousands)	175	177	188	223	280	420	536	709	940	1,150

12

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$13.900	$13.230	$13.702	$13.252	$11.050	$9.604	$10.313	$9.426	$6.893	$11.972
Accumulation Unit Value at end of period	$17.151	$13.900	$13.230	$13.702	$13.252	$11.050	$9.604	$10.313	$9.426	$6.893
Number of Accumulation Units outstanding at end of period (in thousands)	217	243	280	321	487	693	925	1,306	1,545	1,575
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.900	$13.230	$13.702	$13.252	$11.050	$9.604	$10.313	$9.426	$6.893	$11.972
Accumulation Unit Value at end of period	$17.151	$13.900	$13.230	$13.702	$13.252	$11.050	$9.604	$10.313	$9.426	$6.893
Number of Accumulation Units outstanding at end of period (in thousands)	217	243	280	321	487	693	925	1,306	1,545	1,575
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.826	$13.166	$13.642	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884	$11.961
Accumulation Unit Value at end of period	$17.050	$13.826	$13.166	$13.642	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884
Number of Accumulation Units outstanding at end of period (in thousands)	731	908	1,182	1,546	2,112	3,261	4,110	5,476	6,423	7,041
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.678	$13.038	$13.523	$13.099	$10.939	$9.521	$10.240	$9.374	$6.865	$11.941
Accumulation Unit Value at end of period	$16.851	$13.678	$13.038	$13.523	$13.099	$10.939	$9.521	$10.240	$9.374	$6.865
Number of Accumulation Units outstanding at end of period (in thousands)	12	10	11	13	15	22	37	52	61	68
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.605	$12.975	$13.464	$13.048	$10.902	$9.494	$10.216	$9.356	$6.855	$11.93
Accumulation Unit Value at end of period	$16.753	$13.605	$12.975	$13.464	$13.048	$10.902	$9.494	$10.216	$9.356	$6.855
Number of Accumulation Units outstanding at end of period (in thousands)	41	42	48	52	60	85	118	195	243	258
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192	9.339	6.846	—
Accumulation Unit Value at end of period	$16.655	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467	10.192	9.339	—
Number of Accumulation Units outstanding at end of period (in thousands)	285	317	337	340	280	287	304	297	210	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.459	$12.849	$13.347	$12.948	$10.829	$9.44	$10.168	$9.321	$6.837	$11.909
Accumulation Unit Value at end of period	$16.557	$13.459	$12.849	$13.347	$12.948	$10.829	$9.44	$10.168	$9.321	$6.837
Number of Accumulation Units outstanding at end of period (in thousands)	604	738	708	766	782	571	461	340	197	58
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.529	$19.628	$20.419	$19.839	$16.616	$14.507	$15.649	14.368	10.554	—
Accumulation Unit Value at end of period	$25.217	$20.529	$19.628	$20.419	$19.839	$16.616	$14.507	15.649	14.368	—
Number of Accumulation Units outstanding at end of period (in thousands)	29	20	14	13	10	8	11	9	3	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.364	$19.49	$20.295	$19.738	$16.549	$14.462	$15.616	14.352	10.553	—
Accumulation Unit Value at end of period	$24.988	$20.364	$19.49	$20.295	$19.738	$16.549	$14.462	15.616	14.352	—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	7	6	7	6	7	2	6	—

13

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.614	$23.859	$22.682	$22.538	$17.737	$14.713	$16.417	$14.935	$10.670	$17.607
Accumulation Unit Value at end of period	$30.537	$23.614	$23.859	$22.682	$22.538	$17.737	$14.713	$16.417	$14.935	$10.670
Number of Accumulation Units outstanding at end of period (in thousands)	381	414	499	561	718	1,094	1,396	1,736	2,126	2,597
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$17.840	$18.061	$17.205	$17.130	$13.508	$11.227	$12.552	$11.443	$8.191	$13.543
Accumulation Unit Value at end of period	$23.025	$17.840	$18.061	$17.205	$17.130	$13.508	$11.227	$12.552	$11.443	$8.191
Number of Accumulation Units outstanding at end of period (in thousands)	524	629	800	958	1,299	1,823	2,371	3,148	3,723	4,190
With Principal First Preferred
Accumulation Unit Value at beginning of period	$17.840	$18.061	$17.205	$17.130	$13.508	$11.227	$12.552	$11.443	$8.191	$13.543
Accumulation Unit Value at end of period	$23.025	$17.840	$18.061	$17.205	$17.130	$13.508	$11.227	$12.552	$11.443	$8.191
Number of Accumulation Units outstanding at end of period (in thousands)	524	629	800	958	1,299	1,823	2,371	3,148	3,723	4,190
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.616	$22.919	$21.854	$21.781	$17.193	$14.304	$16.009	$14.608	$10.467	$17.324
Accumulation Unit Value at end of period	$29.159	$22.616	$22.919	$21.854	$21.781	$17.193	$14.304	$16.009	$14.608	$10.467
Number of Accumulation Units outstanding at end of period (in thousands)	39	67	69	71	76	90	127	143	166	198
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.289	$22.599	$21.560	$21.498	$16.979	$14.133	$15.825	$14.447	$10.357	$17.151
Accumulation Unit Value at end of period	$28.724	$22.289	$22.599	$21.560	$21.498	$16.979	$14.133	$15.825	$14.447	$10.357
Number of Accumulation Units outstanding at end of period (in thousands)	255	304	358	426	520	807	1,069	1,380	1,819	2,104
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$17.281	$17.530	$16.732	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062	$13.357
Accumulation Unit Value at end of period	$22.258	$17.281	$17.530	$16.732	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062
Number of Accumulation Units outstanding at end of period (in thousands)	246	303	447	424	548	870	1,088	1,599	2,190	2,752
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$21.813	$22.149	$21.162	$21.133	$16.715	$13.934	$15.626	$14.287	$10.258	$17.012
Accumulation Unit Value at end of period	$28.067	$21.813	$22.149	$21.162	$21.133	$16.715	$13.934	$15.626	$14.287	$10.258
Number of Accumulation Units outstanding at end of period (in thousands)	255	276	348	407	606	831	1,106	1,383	1,700	1,792
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.813	$22.149	$21.162	$21.133	$16.715	$13.934	$15.626	$14.287	$10.258	$17.012
Accumulation Unit Value at end of period	$28.067	$21.813	$22.149	$21.162	$21.133	$16.715	$13.934	$15.626	$14.287	$10.258
Number of Accumulation Units outstanding at end of period (in thousands)	255	276	348	407	606	831	1,106	1,383	1,700	1,792
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.656	$22.001	$21.031	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225	$16.966
Accumulation Unit Value at end of period	$27.852	$21.656	$22.001	$21.031	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225
Number of Accumulation Units outstanding at end of period (in thousands)	452	538	738	913	1,302	1,875	2,389	3,454	4,892	5,017
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.675	$16.958	$16.227	$16.229	$12.856	$10.733	$12.054	$11.038	$7.937	$13.183
Accumulation Unit Value at end of period	$21.425	$16.675	$16.958	$16.227	$16.229	$12.856	$10.733	$12.054	$11.038	$7.937
Number of Accumulation Units outstanding at end of period (in thousands)	45	40	51	50	55	69	81	61	98	127

14

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.192	$21.562	$20.643	$20.656	$16.371	$13.674	$15.365	$14.077	$10.127	$16.829
Accumulation Unit Value at end of period	$27.215	$21.192	$21.562	$20.643	$20.656	$16.371	$13.674	$15.365	$14.077	$10.127
Number of Accumulation Units outstanding at end of period (in thousands)	47	65	73	77	115	155	197	237	282	320
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.43	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948	10.952	7.883	—
Accumulation Unit Value at end of period	$21.089	$16.43	$16.726	$16.021	$16.039	$12.718	$10.628	11.948	10.952	—
Number of Accumulation Units outstanding at end of period (in thousands)	502	546	651	706	652	582	723	595	441	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.974	$15.251	$14.615	$14.639	$11.614	$9.711	$10.922	$10.016	$7.213	$11.999
Accumulation Unit Value at end of period	$19.211	$14.974	$15.251	$14.615	$14.639	$11.614	$9.711	$10.922	$10.016	$7.213
Number of Accumulation Units outstanding at end of period (in thousands)	772	849	1,067	965	980	875	854	675	312	189
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.762	$22.197	$21.304	$21.371	$16.979	$14.218	$16.017	14.71	9.575	—
Accumulation Unit Value at end of period	$27.876	$21.762	$22.197	$21.304	$21.371	$16.979	$14.218	16.017	14.71	—
Number of Accumulation Units outstanding at end of period (in thousands)	21	19	26	22	25	26	28	17	10	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.586	$22.04	$21.175	$21.262	$16.910	$14.174	$15.983	14.694	9.573	—
Accumulation Unit Value at end of period	$27.624	$21.586	$22.04	$21.175	$21.262	$16.910	$14.174	15.983	14.694	—
Number of Accumulation Units outstanding at end of period (in thousands)	11	10	12	11	10	12	17	15	3	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.236	$25.129	$25.479	$25.365	$20.102	$17.293	$21.743	$18.057	$11.381	$24.896
Accumulation Unit Value at end of period	$31.251	$25.236	$25.129	$25.479	$25.365	$20.102	$17.293	$21.743	$18.057	$11.381
Number of Accumulation Units outstanding at end of period (in thousands)	209	230	273	317	381	461	625	821	953	1,099
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$18.136	$18.095	$18.384	$18.338	$14.562	$12.552	$15.815	$13.160	$8.311	$18.216
Accumulation Unit Value at end of period	$22.414	$18.136	$18.095	$18.384	$18.338	$14.562	$12.552	$15.815	$13.160	$8.311
Number of Accumulation Units outstanding at end of period (in thousands)	293	375	460	621	871	1,265	1,628	2,121	2,689	2,656
With Principal First Preferred
Accumulation Unit Value at beginning of period	$18.136	$18.095	$18.384	$18.338	$14.562	$12.552	$15.815	$13.160	$8.311	$18.216
Accumulation Unit Value at end of period	$22.414	$18.136	$18.095	$18.384	$18.338	$14.562	$12.552	$15.815	$13.160	$8.311
Number of Accumulation Units outstanding at end of period (in thousands)	293	375	460	621	871	1,265	1,628	2,121	2,689	2,656
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$24.170	$24.139	$24.549	$24.512	$19.485	$16.812	$21.203	$17.661	$11.165	$24.496
Accumulation Unit Value at end of period	$29.841	$24.170	$24.139	$24.549	$24.512	$19.485	$16.812	$21.203	$17.661	$11.165
Number of Accumulation Units outstanding at end of period (in thousands)	12	16	15	16	23	28	62	67	83	76

15

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.821	$23.802	$24.219	$24.195	$19.242	$16.611	$20.959	$17.467	$11.048	$24.251
Accumulation Unit Value at end of period	$29.395	$23.821	$23.802	$24.219	$24.195	$19.242	$16.611	$20.959	$17.467	$11.048
Number of Accumulation Units outstanding at end of period (in thousands)	207	245	301	373	444	481	676	990	1,184	1,307
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$17.567	$17.563	$17.879	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180	$17.966
Accumulation Unit Value at end of period	$21.668	$17.567	$17.563	$17.879	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180
Number of Accumulation Units outstanding at end of period (in thousands)	134	159	234	236	316	401	518	875	1,130	1,236
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$23.311	$23.328	$23.772	$23.784	$18.943	$16.378	$20.696	$17.274	$10.942	$24.055
Accumulation Unit Value at end of period	$28.723	$23.311	$23.328	$23.772	$23.784	$18.943	$16.378	$20.696	$17.274	$10.942
Number of Accumulation Units outstanding at end of period (in thousands)	165	197	244	282	388	561	735	1,069	1,380	1,291
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.311	$23.328	$23.772	$23.784	$18.943	$16.378	$20.696	$17.274	$10.942	$24.055
Accumulation Unit Value at end of period	$28.723	$23.311	$23.328	$23.772	$23.784	$18.943	$16.378	$20.696	$17.274	$10.942
Number of Accumulation Units outstanding at end of period (in thousands)	165	197	244	282	388	561	735	1,069	1,380	1,291
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.143	$23.172	$23.625	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907	$23.990
Accumulation Unit Value at end of period	$28.502	$23.143	$23.172	$23.625	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907
Number of Accumulation Units outstanding at end of period (in thousands)	292	380	502	665	909	1,230	1,616	2,505	3,549	2,992
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.952	$16.990	$17.339	$17.374	$13.859	$12.000	$15.187	$12.694	$8.053	$17.731
Accumulation Unit Value at end of period	$20.856	$16.952	$16.990	$17.339	$17.374	$13.859	$12.000	$15.187	$12.694	$8.053
Number of Accumulation Units outstanding at end of period (in thousands)	19	17	23	22	35	42	52	84	85	100
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.648	$22.71	$23.189	$23.247	$18.553	$16.072	$20.351	$17.02	$10.803	$23.796
Accumulation Unit Value at end of period	$27.851	$22.648	$22.71	$23.189	$23.247	$18.553	$16.072	$20.351	$17.02	$10.803
Number of Accumulation Units outstanding at end of period (in thousands)	30	35	41	46	65	87	105	148	184	183
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.703	$16.757	$17.119	$17.17	$13.71	$11.883	$15.054	12.596	7.999	—
Accumulation Unit Value at end of period	$20.529	$16.703	$16.757	$17.119	$17.17	$13.71	$11.883	15.054	12.596	—
Number of Accumulation Units outstanding at end of period (in thousands)	249	260	297	323	332	362	496	490	272	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.38	$16.441	$16.805	$16.863	$13.472	$11.682	$14.807	$12.396	$7.876	$17.366
Accumulation Unit Value at end of period	$20.123	$16.38	$16.441	$16.805	$16.863	$13.472	$11.682	$14.807	$12.396	$7.876
Number of Accumulation Units outstanding at end of period (in thousands)	396	442	522	542	564	514	620	577	284	186
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.756	$21.87	$22.387	$22.499	$18.001	$15.633	$19.845	16.638	9.852	—
Accumulation Unit Value at end of period	$26.687	$21.756	$21.87	$22.387	$22.499	$18.001	$15.633	19.845	16.638	—
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	8	8	10	7	9	10	2	—

16

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.581	$21.716	$22.251	$22.385	$17.927	$15.585	$19.803	16.62	9.85	—
Accumulation Unit Value at end of period	$26.445	$21.581	$21.716	$22.251	$22.385	$17.927	$15.585	19.803	16.62	—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	11	18	12	11	14	7	3	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.341	$21.673	$20.619	$19.318	$15.096	$13.018	$13.826	$11.843	$8.636	$15.671
Accumulation Unit Value at end of period	$29.454	$23.341	$21.673	$20.619	$19.318	$15.096	$13.018	$13.826	$11.843	$8.636
Number of Accumulation Units outstanding at end of period (in thousands)	2,212	2,584	3,116	3,699	4,818	6,518	8,075	9,796	11,953	14,679
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$15.797	$14.698	$14.011	$13.154	$10.299	$8.899	$9.470	$8.129	$5.939	$10.799
Accumulation Unit Value at end of period	$19.895	$15.797	$14.698	$14.011	$13.154	$10.299	$8.899	$9.470	$8.129	$5.939
Number of Accumulation Units outstanding at end of period (in thousands)	3,388	4,292	5,377	7,055	10,032	14,683	19,488	24,949	29,921	33,047
With Principal First Preferred
Accumulation Unit Value at beginning of period	$15.797	$14.698	$14.011	$13.154	$10.299	$8.899	$9.470	$8.129	$5.939	$10.799
Accumulation Unit Value at end of period	$19.895	$15.797	$14.698	$14.011	$13.154	$10.299	$8.899	$9.470	$8.129	$5.939
Number of Accumulation Units outstanding at end of period (in thousands)	3,388	4,292	5,377	7,055	10,032	14,683	19,488	24,949	29,921	33,047
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.354	$20.819	$19.866	$18.669	$14.632	$12.656	$13.482	$11.583	$8.472	$15.419
Accumulation Unit Value at end of period	$28.125	$22.354	$20.819	$19.866	$18.669	$14.632	$12.656	$13.482	$11.583	$8.472
Number of Accumulation Units outstanding at end of period (in thousands)	207	245	265	289	352	469	620	769	929	1,056
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.031	$20.529	$19.599	$18.427	$14.450	$12.504	$13.327	$11.456	$8.383	$15.265
Accumulation Unit Value at end of period	$27.705	$22.031	$20.529	$19.599	$18.427	$14.450	$12.504	$13.327	$11.456	$8.383
Number of Accumulation Units outstanding at end of period (in thousands)	1,745	2,130	2,450	3,003	3,859	6,063	8,486	10,656	13,385	15,241
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$15.302	$14.265	$13.626	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846	$10.651
Accumulation Unit Value at end of period	$19.233	$15.302	$14.265	$13.626	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846
Number of Accumulation Units outstanding at end of period (in thousands)	2,562	3,135	3,831	4,583	6,060	8,123	10,441	14,197	18,890	23,237
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$21.560	$20.119	$19.237	$18.114	$14.225	$12.329	$13.160	$11.329	$8.303	$15.142
Accumulation Unit Value at end of period	$27.071	$21.560	$20.119	$19.237	$18.114	$14.225	$12.329	$13.160	$11.329	$8.303
Number of Accumulation Units outstanding at end of period (in thousands)	1,728	2,052	2,505	3,081	4,047	5,766	7,758	10,091	12,234	13,450
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.560	$20.119	$19.237	$18.114	$14.225	$12.329	$13.160	$11.329	$8.303	$15.142
Accumulation Unit Value at end of period	$27.071	$21.560	$20.119	$19.237	$18.114	$14.225	$12.329	$13.160	$11.329	$8.303
Number of Accumulation Units outstanding at end of period (in thousands)	1,728	2,052	2,505	3,081	4,047	5,766	7,758	10,091	12,234	13,450

17

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.405	$19.985	$19.118	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276	$15.101
Accumulation Unit Value at end of period	$26.864	$21.405	$19.985	$19.118	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276
Number of Accumulation Units outstanding at end of period (in thousands)	3,675	4,652	6,057	7,786	10,691	15,439	20,322	27,204	34,835	39,650
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.766	$13.800	$13.215	$12.462	$9.801	$8.507	$9.094	$7.841	$5.755	$10.511
Accumulation Unit Value at end of period	$18.513	$14.766	$13.800	$13.215	$12.462	$9.801	$8.507	$9.094	$7.841	$5.755
Number of Accumulation Units outstanding at end of period (in thousands)	280	307	352	399	462	614	820	1,120	1,442	1,615
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.947	$19.587	$18.765	$17.705	$13.932	$12.099	$12.94	$11.162	$8.197	$14.979
Accumulation Unit Value at end of period	$26.249	$20.947	$19.587	$18.765	$17.705	$13.932	$12.099	$12.94	$11.162	$8.197
Number of Accumulation Units outstanding at end of period (in thousands)	398	453	538	596	727	1,057	1,365	1,656	2,071	2,298
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015	7.78	5.716	—
Accumulation Unit Value at end of period	$18.223	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424	9.015	7.78	—
Number of Accumulation Units outstanding at end of period (in thousands)	2,462	2,721	3,056	3,480	3,531	3,262	3,975	3,340	1,944	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.509	$13.58	$13.024	$12.301	$9.689	$8.422	$9.017	$7.786	$5.723	$10.469
Accumulation Unit Value at end of period	$18.164	$14.509	$13.58	$13.024	$12.301	$9.689	$8.422	$9.017	$7.786	$5.723
Number of Accumulation Units outstanding at end of period (in thousands)	6,111	6,596	7,296	7,815	7,685	6,410	6,019	4,841	2,715	1,668
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.863	$24.244	$23.285	$22.025	$17.374	$15.126	$16.218	14.025	9.448	—
Accumulation Unit Value at end of period	$32.329	$25.863	$24.244	$23.285	$22.025	$17.374	$15.126	16.218	14.025	—
Number of Accumulation Units outstanding at end of period (in thousands)	142	141	149	158	142	134	131	97	39	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.654	$24.072	$23.144	$21.913	$17.303	$15.079	$16.184	14.01	9.446	—
Accumulation Unit Value at end of period	$32.036	$25.654	$24.072	$23.144	$21.913	$17.303	$15.079	16.184	14.01	—
Number of Accumulation Units outstanding at end of period (in thousands)	127	164	172	195	204	161	180	139	39	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.452	$19.555	$19.596	$18.007	$13.713	$11.866	$12.289	$11.212	$8.685	$14.207
Accumulation Unit Value at end of period	$25.823	$21.452	$19.555	$19.596	$18.007	$13.713	$11.866	$12.289	$11.212	$8.685
Number of Accumulation Units outstanding at end of period (in thousands)	2,436	2,757	3,226	3,855	5,069	6,921	8,406	10,086	11,936	14,761
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$21.101	$19.274	$19.353	$17.819	$13.597	$11.789	$12.233	$11.184	$8.681	$14.228
Accumulation Unit Value at end of period	$25.350	$21.101	$19.274	$19.353	$17.819	$13.597	$11.789	$12.233	$11.184	$8.681
Number of Accumulation Units outstanding at end of period (in thousands)	2,371	2,955	3,781	5,018	7,080	10,530	13,974	17,957	21,342	23,847

18

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First Preferred
Accumulation Unit Value at beginning of period	$21.101	$19.274	$19.353	$17.819	$13.597	$11.789	$12.233	$11.184	$8.681	$14.228
Accumulation Unit Value at end of period	$25.350	$21.101	$19.274	$19.353	$17.819	$13.597	$11.789	$12.233	$11.184	$8.681
Number of Accumulation Units outstanding at end of period (in thousands)	2,371	2,955	3,781	5,018	7,080	10,530	13,974	17,957	21,342	23,847
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.545	$18.785	$18.880	$17.402	$13.291	$11.536	$11.983	$10.966	$8.520	$13.979
Accumulation Unit Value at end of period	$24.658	$20.545	$18.785	$18.880	$17.402	$13.291	$11.536	$11.983	$10.966	$8.520
Number of Accumulation Units outstanding at end of period (in thousands)	221	350	381	436	494	620	749	853	997	1,163
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.248	$18.523	$18.627	$17.176	$13.126	$11.398	$11.845	$10.845	$8.431	$13.839
Accumulation Unit Value at end of period	$24.290	$20.248	$18.523	$18.627	$17.176	$13.126	$11.398	$11.845	$10.845	$8.431
Number of Accumulation Units outstanding at end of period (in thousands)	1,835	2,191	2,582	3,196	4,094	6,204	8,500	10,642	13,600	15,422
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$20.439	$18.707	$18.821	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544	$14.033
Accumulation Unit Value at end of period	$24.507	$20.439	$18.707	$18.821	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544
Number of Accumulation Units outstanding at end of period (in thousands)	1,696	2,008	2,416	3,050	3,985	5,443	6,928	9,265	12,061	14,982
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$19.815	$18.154	$18.283	$16.884	$12.922	$11.238	$11.697	$10.725	$8.350	$13.727
Accumulation Unit Value at end of period	$23.735	$19.815	$18.154	$18.283	$16.884	$12.922	$11.238	$11.697	$10.725	$8.350
Number of Accumulation Units outstanding at end of period (in thousands)	1,932	2,261	2,709	3,268	4,279	6,188	8,226	10,589	13,035	14,385
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.815	$18.154	$18.283	$16.884	$12.922	$11.238	$11.697	$10.725	$8.350	$13.727
Accumulation Unit Value at end of period	$23.735	$19.815	$18.154	$18.283	$16.884	$12.922	$11.238	$11.697	$10.725	$8.350
Number of Accumulation Units outstanding at end of period (in thousands)	1,932	2,261	2,709	3,268	4,279	6,188	8,226	10,589	13,035	14,385
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.673	$18.033	$18.170	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323	$13.690
Accumulation Unit Value at end of period	$23.552	$19.673	$18.033	$18.170	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323
Number of Accumulation Units outstanding at end of period (in thousands)	3,836	4,864	6,288	7,994	10,975	15,619	20,022	26,403	33,342	38,315
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.723	$18.097	$18.253	$16.882	$12.940	$11.270	$11.748	$10.788	$8.411	$13.849
Accumulation Unit Value at end of period	$23.589	$19.723	$18.097	$18.253	$16.882	$12.940	$11.270	$11.748	$10.788	$8.411
Number of Accumulation Units outstanding at end of period (in thousands)	194	212	241	272	308	436	550	722	894	966
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.252	$17.673	$17.834	$16.503	$12.656	$11.028	$11.501	$10.567	$8.243	$13.579
Accumulation Unit Value at end of period	$23.014	$19.252	$17.673	$17.834	$16.503	$12.656	$11.028	$11.501	$10.567	$8.243
Number of Accumulation Units outstanding at end of period (in thousands)	344	430	484	547	717	1,042	1,281	1,586	1,953	2,215
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.433	$17.849	$18.020	$16.684	$12.801	$11.16	$11.645	10.704	8.354	—
Accumulation Unit Value at end of period	$23.219	$19.433	$17.849	$18.020	$16.684	$12.801	$11.16	11.645	10.704	—
Number of Accumulation Units outstanding at end of period (in thousands)	1,858	2,037	2,272	2,566	2,640	2,451	2,803	2,344	1,280	—

19

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.589	$18.001	$18.183	$16.842	$12.929	$11.278	$11.773	$10.828	$8.455	$13.942
Accumulation Unit Value at end of period	$23.393	$19.589	$18.001	$18.183	$16.842	$12.929	$11.278	$11.773	$10.828	$8.455
Number of Accumulation Units outstanding at end of period (in thousands)	3,675	4,053	4,399	4,854	4,794	4,042	3,760	3,002	1,809	1,345
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.508	$21.634	$21.886	$20.303	$15.609	$13.636	$14.256	13.131	9.283	—
Accumulation Unit Value at end of period	$28.031	$23.508	$21.634	$21.886	$20.303	$15.609	$13.636	14.256	13.131	—
Number of Accumulation Units outstanding at end of period (in thousands)	107	105	105	122	116	113	120	87	39	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.318	$21.481	$21.753	$20.2	$15.545	$13.594	$14.226	13.117	9.281	—
Accumulation Unit Value at end of period	$27.777	$23.318	$21.481	$21.753	$20.2	$15.545	$13.594	14.226	13.117	—
Number of Accumulation Units outstanding at end of period (in thousands)	121	156	163	207	229	186	165	105	33	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.312	$17.000	$18.102	$18.904	$15.800	$13.624	$16.099	$15.262	$10.845	$19.051
Accumulation Unit Value at end of period	$22.503	$17.312	$17.000	$18.102	$18.904	$15.800	$13.624	$16.099	$15.262	$10.845
Number of Accumulation Units outstanding at end of period (in thousands)	609	678	803	943	1,207	1,535	1,886	2,313	2,747	3,513
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$12.845	$12.639	$13.485	$14.111	$11.818	$10.210	$12.089	$11.484	$8.177	$14.392
Accumulation Unit Value at end of period	$16.663	$12.845	$12.639	$13.485	$14.111	$11.818	$10.210	$12.089	$11.484	$8.177
Number of Accumulation Units outstanding at end of period (in thousands)	850	1,076	1,339	1,752	2,366	3,460	4,532	5,696	6,725	7,606
With Principal First Preferred
Accumulation Unit Value at beginning of period	$12.845	$12.639	$13.485	$14.111	$11.818	$10.210	$12.089	$11.484	$8.177	$14.392
Accumulation Unit Value at end of period	$16.663	$12.845	$12.639	$13.485	$14.111	$11.818	$10.210	$12.089	$11.484	$8.177
Number of Accumulation Units outstanding at end of period (in thousands)	850	1,076	1,339	1,752	2,366	3,460	4,532	5,696	6,725	7,606
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.580	$16.330	$17.441	$18.269	$15.315	$13.245	$15.698	$14.928	$10.639	$18.745
Accumulation Unit Value at end of period	$21.487	$16.580	$16.330	$17.441	$18.269	$15.315	$13.245	$15.698	$14.928	$10.639
Number of Accumulation Units outstanding at end of period (in thousands)	60	60	64	73	80	120	167	191	221	262
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.341	$16.102	$17.206	$18.033	$15.124	$13.086	$15.518	$14.764	$10.527	$18.558
Accumulation Unit Value at end of period	$21.166	$16.341	$16.102	$17.206	$18.033	$15.124	$13.086	$15.518	$14.764	$10.527
Number of Accumulation Units outstanding at end of period (in thousands)	545	643	703	819	977	1,434	2,007	2,512	3,154	3,547
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$12.442	$12.267	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048	$14.194
Accumulation Unit Value at end of period	$16.109	$12.442	$12.267	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048
Number of Accumulation Units outstanding at end of period (in thousands)	451	536	666	779	1,020	1,353	1,737	2,375	3,235	4,033

20

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$15.991	$15.781	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600	$10.426	$18.408
Accumulation Unit Value at end of period	$20.683	$15.991	$15.781	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600	$10.426
Number of Accumulation Units outstanding at end of period (in thousands)	476	560	663	789	1,019	1,459	1,909	2,448	3,010	3,378
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.991	$15.781	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600	$10.426	$18.408
Accumulation Unit Value at end of period	$20.683	$15.991	$15.781	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600	$10.426
Number of Accumulation Units outstanding at end of period (in thousands)	476	560	663	789	1,019	1,459	1,909	2,448	3,010	3,378
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.876	$15.676	$16.784	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393	$18.358
Accumulation Unit Value at end of period	$20.524	$15.876	$15.676	$16.784	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393
Number of Accumulation Units outstanding at end of period (in thousands)	1,013	1,284	1,614	2,063	2,706	3,837	4,966	6,644	8,331	9,879
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.006	$11.867	$12.718	$13.369	$11.247	$9.761	$11.609	$11.078	$7.923	$14.008
Accumulation Unit Value at end of period	$15.505	$12.006	$11.867	$12.718	$13.369	$11.247	$9.761	$11.609	$11.078	$7.923
Number of Accumulation Units outstanding at end of period (in thousands)	65	55	59	76	98	109	141	199	243	249
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.537	$15.363	$16.474	$17.326	$14.583	$12.662	$15.068	$14.385	$10.293	$18.209
Accumulation Unit Value at end of period	$20.054	$15.537	$15.363	$16.474	$17.326	$14.583	$12.662	$15.068	$14.385	$10.293
Number of Accumulation Units outstanding at end of period (in thousands)	90	102	112	128	149	205	227	297	369	416
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.83	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508	10.992	7.869	—
Accumulation Unit Value at end of period	$15.262	$11.83	$11.704	$12.557	$13.212	$11.126	$9.665	11.508	10.992	—
Number of Accumulation Units outstanding at end of period (in thousands)	613	670	719	757	766	847	1,041	856	527	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.745	$10.636	$11.416	$12.018	$10.126	$8.801	$10.483	$10.018	$7.176	$12.707
Accumulation Unit Value at end of period	$13.856	$10.745	$10.636	$11.416	$12.018	$10.126	$8.801	$10.483	$10.018	$7.176
Number of Accumulation Units outstanding at end of period (in thousands)	1,665	1,753	1,893	2,003	2,086	1,769	1,712	1,414	770	417
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.918	$15.78	$16.964	$17.885	$15.091	$13.136	$15.671	14.999	9.376	—
Accumulation Unit Value at end of period	$20.496	$15.918	$15.78	$16.964	$17.885	$15.091	$13.136	15.671	14.999	—
Number of Accumulation Units outstanding at end of period (in thousands)	23	22	23	30	33	34	33	23	13	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.79	$15.668	$16.86	$17.794	$15.029	$13.095	$15.638	14.982	9.374	—
Accumulation Unit Value at end of period	$20.31	$15.79	$15.668	$16.86	$17.794	$15.029	$13.095	15.638	14.982	—
Number of Accumulation Units outstanding at end of period (in thousands)	36	39	52	53	46	60	63	32	22	—

21

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.184	$25.290	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970	$28.176
Accumulation Unit Value at end of period	$33.340	$26.184	$25.290	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970
Number of Accumulation Units outstanding at end of period (in thousands)	156	180	202	234	295	466	609	851	937	977
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$24.016	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884	$26.312
Accumulation Unit Value at end of period	$30.518	$24.016	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884
Number of Accumulation Units outstanding at end of period (in thousands)	175	218	277	375	529	758	981	1,263	1,379	1,330
With Principal First Preferred
Accumulation Unit Value at beginning of period	$24.016	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884	$26.312
Accumulation Unit Value at end of period	$30.518	$24.016	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884
Number of Accumulation Units outstanding at end of period (in thousands)	175	218	277	375	529	758	981	1,263	1,379	1,330
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$25.078	$24.294	$25.577	$28.309	$25.918	$22.430	$26.580	$22.993	$15.667	$27.724
Accumulation Unit Value at end of period	$31.836	$25.078	$24.294	$25.577	$28.309	$25.918	$22.430	$26.580	$22.993	$15.667
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	18	23	23	43	57	86	91	77
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.716	$23.956	$25.233	$27.942	$25.595	$22.162	$26.275	$22.740	$15.502	$27.447
Accumulation Unit Value at end of period	$31.360	$24.716	$23.956	$25.233	$27.942	$25.595	$22.162	$26.275	$22.740	$15.502
Number of Accumulation Units outstanding at end of period (in thousands)	122	139	170	196	237	476	640	983	1,116	1,189
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$23.263	$22.559	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650	$25.950
Accumulation Unit Value at end of period	$29.503	$23.263	$22.559	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650
Number of Accumulation Units outstanding at end of period (in thousands)	95	121	131	168	205	265	348	555	634	732
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$24.187	$23.478	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489	$15.354	$27.225
Accumulation Unit Value at end of period	$30.643	$24.187	$23.478	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489	$15.354
Number of Accumulation Units outstanding at end of period (in thousands)	133	147	180	208	300	467	597	841	1,021	993
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.187	$23.478	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489	$15.354	$27.225
Accumulation Unit Value at end of period	$30.643	$24.187	$23.478	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489	$15.354
Number of Accumulation Units outstanding at end of period (in thousands)	133	147	180	208	300	467	597	841	1,021	993
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.013	$23.321	$24.614	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305	$27.151
Accumulation Unit Value at end of period	$30.408	$24.013	$23.321	$24.614	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305
Number of Accumulation Units outstanding at end of period (in thousands)	284	353	444	603	839	1,270	1,676	2,484	2,928	2,868
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.448	$21.823	$23.056	$25.608	$23.527	$20.433	$24.298	$21.092	$14.422	$25.611
Accumulation Unit Value at end of period	$28.398	$22.448	$21.823	$23.056	$25.608	$23.527	$20.433	$24.298	$21.092	$14.422
Number of Accumulation Units outstanding at end of period (in thousands)	19	17	12	12	14	21	29	43	54	57

22

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.5	$22.857	$24.16	$26.848	$24.678	$21.443	$25.512	$22.158	$15.158	$26.931
Accumulation Unit Value at end of period	$29.713	$23.5	$22.857	$24.16	$26.848	$24.678	$21.443	$25.512	$22.158	$15.158
Number of Accumulation Units outstanding at end of period (in thousands)	46	49	52	59	89	111	126	171	183	198
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085	20.929	14.324	—
Accumulation Unit Value at end of period	$27.953	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234	24.085	20.929	—
Number of Accumulation Units outstanding at end of period (in thousands)	177	189	204	224	249	230	296	285	137	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.975	$21.395	$22.638	$25.182	$23.170	$20.153	$24.001	$20.866	$14.289	$25.412
Accumulation Unit Value at end of period	$27.758	$21.975	$21.395	$22.638	$25.182	$23.170	$20.153	$24.001	$20.866	$14.289
Number of Accumulation Units outstanding at end of period (in thousands)	372	353	402	435	471	446	486	454	255	157
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.933	$15.536	$16.463	$18.34	$16.9	$14.722	$17.559	15.288	10.485	—
Accumulation Unit Value at end of period	$20.095	$15.933	$15.536	$16.463	$18.34	$16.9	$14.722	17.559	15.288	—
Number of Accumulation Units outstanding at end of period (in thousands)	14	11	14	17	24	22	21	9	1	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.805	$15.426	$16.363	$18.247	$16.831	$14.676	$17.522	15.272	10.484	—
Accumulation Unit Value at end of period	$19.913	$15.805	$15.426	$16.363	$18.247	$16.831	$14.676	17.522	15.272	—
Number of Accumulation Units outstanding at end of period (in thousands)	20	30	33	36	50	37	48	53	22	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Dynamic Capital Appreciation Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.532	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	—	—	—	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.132	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First Preferred
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.132	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.935	$—	$—	$—	$—	$—	$—	$—	$—	$—

23

Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.837	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.740	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.547	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.547	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.451	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$32.020	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$31.731	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	—	—	—
Accumulation Unit Value at end of period	$18.978	$—	$—	$—	$—	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$30.877	$—	$—	$—	$—	$—	$—	$—	$—	$—

24

Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.117	$16.872	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740	$12.165
Accumulation Unit Value at end of period	$20.124	$16.117	$16.872	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740
Number of Accumulation Units outstanding at end of period (in thousands)	18	21	25	29	36	52	71	75	94	88
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$15.740	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681	$12.096
Accumulation Unit Value at end of period	$19.614	$15.740	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681
Number of Accumulation Units outstanding at end of period (in thousands)	52	71	93	195	167	283	374	463	487	450
With Principal First Preferred
Accumulation Unit Value at beginning of period	$15.740	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681	$12.096
Accumulation Unit Value at end of period	$19.614	$15.740	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681
Number of Accumulation Units outstanding at end of period (in thousands)	52	71	93	195	167	283	374	463	487	450
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.555	$16.333	$15.958	$15.336	$11.374	$10.615	$11.370	$9.978	$7.652	$12.062
Accumulation Unit Value at end of period	$19.364	$15.555	$16.333	$15.958	$15.336	$11.374	$10.615	$11.370	$9.978	$7.652
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	10	5	1	7	12	11	13	11

25

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.463	$16.244	$15.879	$15.268	$11.330	$10.578	$11.337	$9.954	$7.637	$12.045
Accumulation Unit Value at end of period	$19.240	$15.463	$16.244	$15.879	$15.268	$11.330	$10.578	$11.337	$9.954	$7.637
Number of Accumulation Units outstanding at end of period (in thousands)	26	35	49	58	77	150	194	237	253	234
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$15.372	$16.157	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028
Accumulation Unit Value at end of period	$19.117	$15.372	$16.157	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622
Number of Accumulation Units outstanding at end of period (in thousands)	17	29	39	43	84	105	147	147	144	156
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$15.191	$15.982	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$7.593	$11.994
Accumulation Unit Value at end of period	$18.873	$15.191	$15.982	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$7.593
Number of Accumulation Units outstanding at end of period (in thousands)	30	39	56	76	88	127	123	122	149	78
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.191	$15.982	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$7.593	$11.994
Accumulation Unit Value at end of period	$18.873	$15.191	$15.982	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$7.593
Number of Accumulation Units outstanding at end of period (in thousands)	30	39	56	76	88	127	123	122	149	78
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.101	$15.896	$15.570	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579	$11.977
Accumulation Unit Value at end of period	$18.752	$15.101	$15.896	$15.570	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579
Number of Accumulation Units outstanding at end of period (in thousands)	130	158	210	276	415	559	774	886	1,092	1,118
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.923	$15.725	$15.418	$14.868	$11.066	$10.364	$11.140	$9.810	$7.550	$11.943
Accumulation Unit Value at end of period	$18.513	$14.923	$15.725	$15.418	$14.868	$11.066	$10.364	$11.140	$9.810	$7.550
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	5	8	8	11	12	13	8
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.835	$15.64	$15.342	$14.803	$11.023	$10.328	$11.108	$9.787	$7.535	$11.926
Accumulation Unit Value at end of period	$18.395	$14.835	$15.64	$15.342	$14.803	$11.023	$10.328	$11.108	$9.787	$7.535
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	6	9	32	30	28	21	21	25
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.748	$15.555	$15.267	$14.738	$10.98	$10.293	$11.075	9.763	7.521	—
Accumulation Unit Value at end of period	$18.277	$14.748	$15.555	$15.267	$14.738	$10.98	$10.293	11.075	9.763	—
Number of Accumulation Units outstanding at end of period (in thousands)	26	26	38	40	62	57	32	28	12	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.661	$15.471	$15.192	$14.673	$10.937	$10.258	$11.043	$9.739	$7.506	$11.892
Accumulation Unit Value at end of period	$18.16	$14.661	$15.471	$15.192	$14.673	$10.937	$10.258	$11.043	$9.739	$7.506
Number of Accumulation Units outstanding at end of period (in thousands)	90	101	142	157	136	113	80	26	11	5
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.368	$20.469	$20.13	$19.471	$14.536	$13.654	$14.721	13.002	10.036	—
Accumulation Unit Value at end of period	$23.955	$19.368	$20.469	$20.13	$19.471	$14.536	$13.654	14.721	13.002	—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	3	2	—	—	—	—	—	—

26

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.212	$20.325	$20.007	$19.372	$14.476	$13.611	$14.69	12.988	10.035	—
Accumulation Unit Value at end of period	$23.738	$19.212	$20.325	$20.007	$19.372	$14.476	$13.611	14.69	12.988	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	1	3	4	2	1	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.441	$19.117	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991	$15.884
Accumulation Unit Value at end of period	$23.130	$21.441	$19.117	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991
Number of Accumulation Units outstanding at end of period (in thousands)	873	1,021	1,238	1,623	2,113	3,231	4,039	4,762	5,520	6,439
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$20.821	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705
Accumulation Unit Value at end of period	$22.417	$20.821	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845
Number of Accumulation Units outstanding at end of period (in thousands)	1,440	2,165	2,330	3,239	4,576	6,674	8,744	10,668	12,319	13,634
With Principal First Preferred
Accumulation Unit Value at beginning of period	$20.821	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705
Accumulation Unit Value at end of period	$22.417	$20.821	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845
Number of Accumulation Units outstanding at end of period (in thousands)	1,440	2,165	2,330	3,239	4,576	6,674	8,744	10,668	12,319	13,634
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.528	$18.358	$20.140	$19.631	$17.568	$15.902	$15.838	$14.333	$10.778	$15.624
Accumulation Unit Value at end of period	$22.079	$20.528	$18.358	$20.140	$19.631	$17.568	$15.902	$15.838	$14.333	$10.778
Number of Accumulation Units outstanding at end of period (in thousands)	133	172	188	231	246	292	406	493	576	616
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.368	$18.224	$20.003	$19.507	$17.466	$15.817	$15.761	$14.271	$10.737	$15.572
Accumulation Unit Value at end of period	$21.896	$20.368	$18.224	$20.003	$19.507	$17.466	$15.817	$15.761	$14.271	$10.737
Number of Accumulation Units outstanding at end of period (in thousands)	876	1,013	1,182	1,462	1,806	3,384	4,660	5,732	6,844	7,492
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$20.219	$18.100	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528
Accumulation Unit Value at end of period	$21.725	$20.219	$18.100	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701
Number of Accumulation Units outstanding at end of period (in thousands)	889	1,049	1,294	1,620	2,093	2,696	3,390	4,367	5,522	6,839
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$19.932	$17.861	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$10.634	$15.446
Accumulation Unit Value at end of period	$21.395	$19.932	$17.861	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$10.634
Number of Accumulation Units outstanding at end of period (in thousands)	718	812	1,046	1,316	1,850	2,732	3,668	4,543	5,349	5,788
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.932	$17.861	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$10.634	$15.446
Accumulation Unit Value at end of period	$21.395	$19.932	$17.861	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$10.634
Number of Accumulation Units outstanding at end of period (in thousands)	718	812	1,046	1,316	1,850	2,732	3,668	4,543	5,349	5,788

27

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.789	$17.741	$19.512	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600	$15.405
Accumulation Unit Value at end of period	$21.231	$19.789	$17.741	$19.512	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600
Number of Accumulation Units outstanding at end of period (in thousands)	2,745	3,530	4,594	6,285	8,173	11,221	15,448	18,635	23,229	27,138
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.511	$17.509	$19.276	$18.855	$16.933	$15.380	$15.372	$13.960	$10.535	$15.325
Accumulation Unit Value at end of period	$20.911	$19.511	$17.509	$19.276	$18.855	$16.933	$15.380	$15.372	$13.960	$10.535
Number of Accumulation Units outstanding at end of period (in thousands)	48	57	61	78	88	132	162	207	279	339
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.366	$17.388	$19.152	$18.743	$16.84	$15.304	$15.304	$13.905	$10.499	$15.28
Accumulation Unit Value at end of period	$20.746	$19.366	$17.388	$19.152	$18.743	$16.84	$15.304	$15.304	$13.905	$10.499
Number of Accumulation Units outstanding at end of period (in thousands)	140	152	194	221	295	399	455	529	595	690
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237	13.852	10.464	—
Accumulation Unit Value at end of period	$20.584	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231	15.237	13.852	—
Number of Accumulation Units outstanding at end of period (in thousands)	721	799	888	1,083	1,195	1,044	1,096	847	377	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.1	$17.166	$18.927	$18.541	$16.676	$15.17	$15.184	$13.81	$10.437	$15.206
Accumulation Unit Value at end of period	$20.44	$19.1	$17.166	$18.927	$18.541	$16.676	$15.17	$15.184	$13.81	$10.437
Number of Accumulation Units outstanding at end of period (in thousands)	2,374	2,553	2,775	3,125	3,059	2,506	2,263	1,493	849	414
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.332	$17.401	$19.215	$18.851	$16.98	$15.47	$15.508	14.126	10.692	—
Accumulation Unit Value at end of period	$20.658	$19.332	$17.401	$19.215	$18.851	$16.98	$15.47	15.508	14.126	—
Number of Accumulation Units outstanding at end of period (in thousands)	75	102	119	117	102	83	81	46	18	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.176	$17.278	$19.098	$18.755	$16.910	$15.422	$15.475	14.11	10.691	—
Accumulation Unit Value at end of period	$20.471	$19.176	$17.278	$19.098	$18.755	$16.910	$15.422	15.475	14.11	—
Number of Accumulation Units outstanding at end of period (in thousands)	33	48	66	72	70	57	66	57	8	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.862	$17.456	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003	$12.427
Accumulation Unit Value at end of period	$21.248	$16.862	$17.456	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003
Number of Accumulation Units outstanding at end of period (in thousands)	161	172	209	237	279	354	466	554	640	754
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$16.374	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287
Accumulation Unit Value at end of period	$20.593	$16.374	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897
Number of Accumulation Units outstanding at end of period (in thousands)	224	274	343	443	590	884	1,219	1,587	1,861	2,072

28

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First Preferred
Accumulation Unit Value at beginning of period	$16.374	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287
Accumulation Unit Value at end of period	$20.593	$16.374	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897
Number of Accumulation Units outstanding at end of period (in thousands)	224	274	343	443	590	884	1,219	1,587	1,861	2,072
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.144	$16.762	$16.183	$14.673	$11.631	$10.554	$10.927	$9.985	$7.848	$12.223
Accumulation Unit Value at end of period	$20.283	$16.144	$16.762	$16.183	$14.673	$11.631	$10.554	$10.927	$9.985	$7.848
Number of Accumulation Units outstanding at end of period (in thousands)	16	20	21	24	29	39	50	61	67	76
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.018	$16.640	$16.072	$14.580	$11.563	$10.498	$10.874	$9.941	$7.818	$12.183
Accumulation Unit Value at end of period	$20.114	$16.018	$16.640	$16.072	$14.580	$11.563	$10.498	$10.874	$9.941	$7.818
Number of Accumulation Units outstanding at end of period (in thousands)	102	115	143	188	233	392	514	646	847	960
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$15.901	$16.527	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148
Accumulation Unit Value at end of period	$19.957	$15.901	$16.527	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792
Number of Accumulation Units outstanding at end of period (in thousands)	72	89	175	225	164	216	294	384	475	595
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$15.675	$16.308	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743	$12.084
Accumulation Unit Value at end of period	$19.654	$15.675	$16.308	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743
Number of Accumulation Units outstanding at end of period (in thousands)	175	191	253	328	383	550	756	933	1,147	1,283
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.675	$16.308	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743	$12.084
Accumulation Unit Value at end of period	$19.654	$15.675	$16.308	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743
Number of Accumulation Units outstanding at end of period (in thousands)	175	191	253	328	383	550	756	933	1,147	1,283
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.563	$16.199	$15.678	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718	$12.051
Accumulation Unit Value at end of period	$19.503	$15.563	$16.199	$15.678	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718
Number of Accumulation Units outstanding at end of period (in thousands)	331	459	629	707	876	1,195	1,626	2,199	2,780	3,205
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.344	$15.987	$15.488	$14.092	$11.210	$10.208	$10.605	$9.725	$7.671	$11.989
Accumulation Unit Value at end of period	$19.210	$15.344	$15.987	$15.488	$14.092	$11.210	$10.208	$10.605	$9.725	$7.671
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	29	35	17	23	32	34	39	46
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.23	$15.876	$15.388	$14.009	$11.149	$10.158	$10.558	$9.687	$7.644	$11.954
Accumulation Unit Value at end of period	$19.057	$15.23	$15.876	$15.388	$14.009	$11.149	$10.158	$10.558	$9.687	$7.644
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	23	32	28	31	45	45	54	63
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.118	$15.768	$15.291	$13.927	$11.09	$10.109	$10.513	9.649	7.619	—
Accumulation Unit Value at end of period	$18.909	$15.118	$15.768	$15.291	$13.927	$11.09	$10.109	10.513	9.649	—
Number of Accumulation Units outstanding at end of period (in thousands)	128	135	152	170	164	183	237	178	66	—

29

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.02	$15.674	$15.207	$13.858	$11.040	$10.068	$10.476	$9.621	$7.6	$11.896
Accumulation Unit Value at end of period	$18.777	$15.02	$15.674	$15.207	$13.858	$11.040	$10.068	$10.476	$9.621	$7.6
Number of Accumulation Units outstanding at end of period (in thousands)	336	320	478	444	445	364	345	247	160	143
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.82	$20.713	$20.127	$18.368	$14.655	$13.385	$13.948	12.829	10.149	—
Accumulation Unit Value at end of period	$24.739	$19.82	$20.713	$20.127	$18.368	$14.655	$13.385	13.948	12.829	—
Number of Accumulation Units outstanding at end of period (in thousands)	8	1	6	6	—	1	1	1	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.66	$20.567	$20.005	$18.275	$14.595	$13.344	$13.919	12.815	10.148	—
Accumulation Unit Value at end of period	$24.515	$19.66	$20.567	$20.005	$18.275	$14.595	$13.344	13.919	12.815	—
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	20	22	15	17	19	12	5	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.921	$27.117	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911
Accumulation Unit Value at end of period	$31.962	$29.921	$27.117	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419
Number of Accumulation Units outstanding at end of period (in thousands)	206	225	272	359	434	628	738	929	1,091	1,173
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$29.114	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707
Accumulation Unit Value at end of period	$31.038	$29.114	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245
Number of Accumulation Units outstanding at end of period (in thousands)	247	305	384	506	772	1,184	1,618	2,051	2,397	2,519
With Principal First Preferred
Accumulation Unit Value at beginning of period	$29.114	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707
Accumulation Unit Value at end of period	$31.038	$29.114	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245
Number of Accumulation Units outstanding at end of period (in thousands)	247	305	384	506	772	1,184	1,618	2,051	2,397	2,519
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$28.719	$26.106	$27.629	$26.651	$21.295	$19.155	$20.129	$18.333	$15.159	$21.606
Accumulation Unit Value at end of period	$30.586	$28.719	$26.106	$27.629	$26.651	$21.295	$19.155	$20.129	$18.333	$15.159
Number of Accumulation Units outstanding at end of period (in thousands)	20	23	26	28	38	54	70	77	84	108
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.523	$25.941	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116	$21.555
Accumulation Unit Value at end of period	$30.363	$28.523	$25.941	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116
Number of Accumulation Units outstanding at end of period (in thousands)	171	201	237	272	345	634	864	1,087	1,369	1,476
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$28.329	$25.777	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505
Accumulation Unit Value at end of period	$30.141	$28.329	$25.777	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073
Number of Accumulation Units outstanding at end of period (in thousands)	143	168	201	246	338	463	594	747	894	1,045

30

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$27.944	$25.453	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988	$21.405
Accumulation Unit Value at end of period	$29.702	$27.944	$25.453	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988
Number of Accumulation Units outstanding at end of period (in thousands)	187	217	267	310	433	598	779	1,000	1,275	1,338
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.944	$25.453	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988	$21.405
Accumulation Unit Value at end of period	$29.702	$27.944	$25.453	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988
Number of Accumulation Units outstanding at end of period (in thousands)	187	217	267	310	433	598	779	1,000	1,275	1,338
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.754	$25.292	$26.834	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946	$21.355
Accumulation Unit Value at end of period	$29.485	$27.754	$25.292	$26.834	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946
Number of Accumulation Units outstanding at end of period (in thousands)	543	680	872	1,084	1,493	2,327	3,277	4,114	5,072	5,406
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.377	$24.974	$26.523	$25.674	$20.586	$18.583	$19.596	$17.910	$14.861	$21.256
Accumulation Unit Value at end of period	$29.055	$27.377	$24.974	$26.523	$25.674	$20.586	$18.583	$19.596	$17.910	$14.861
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	15	16	16	22	36	53	80	78
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.191	$24.816	$26.369	$25.538	$20.487	$18.502	$19.521	$17.85	$14.819	$21.206
Accumulation Unit Value at end of period	$28.843	$27.191	$24.816	$26.369	$25.538	$20.487	$18.502	$19.521	$17.85	$14.819
Number of Accumulation Units outstanding at end of period (in thousands)	51	53	63	71	91	133	174	288	320	317
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446	17.79	14.777	—
Accumulation Unit Value at end of period	$28.632	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422	19.446	17.79	—
Number of Accumulation Units outstanding at end of period (in thousands)	153	208	242	262	299	227	283	322	113	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.831	$24.512	$26.071	$25.275	$20.297	$18.349	$19.378	$17.737	$14.74	$21.114
Accumulation Unit Value at end of period	$28.432	$26.831	$24.512	$26.071	$25.275	$20.297	$18.349	$19.378	$17.737	$14.74
Number of Accumulation Units outstanding at end of period (in thousands)	709	773	884	946	878	724	785	693	406	302
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.251	$16.699	$17.788	$17.271	$13.89	$12.576	$13.301	12.193	10.148	—
Accumulation Unit Value at end of period	$19.312	$18.251	$16.699	$17.788	$17.271	$13.89	$12.576	13.301	12.193	—
Number of Accumulation Units outstanding at end of period (in thousands)	36	52	63	62	58	49	41	15	5	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.104	$16.581	$17.68	$17.183	$13.833	$12.537	$13.273	12.18	10.147	—
Accumulation Unit Value at end of period	$19.137	$18.104	$16.581	$17.68	$17.183	$13.833	$12.537	13.273	12.18	—
Number of Accumulation Units outstanding at end of period (in thousands)	31	32	34	35	37	43	53	58	30	—

31

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.785	$19.959	$21.344	$20.257	$16.056	$14.288	$14.679	$13.420	$10.824	$17.498
Accumulation Unit Value at end of period	$24.283	$22.785	$19.959	$21.344	$20.257	$16.056	$14.288	$14.679	$13.420	$10.824
Number of Accumulation Units outstanding at end of period (in thousands)	760	862	1,011	1,217	1,552	2,008	2,472	2,946	3,568	4,577
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$21.230	$18.634	$19.968	$18.988	$15.081	$13.447	$13.842	$12.681	$10.248	$16.600
Accumulation Unit Value at end of period	$22.581	$21.230	$18.634	$19.968	$18.988	$15.081	$13.447	$13.842	$12.681	$10.248
Number of Accumulation Units outstanding at end of period (in thousands)	736	902	1,136	1,553	2,206	3,396	4,627	5,947	7,101	7,859
With Principal First Preferred
Accumulation Unit Value at beginning of period	$21.230	$18.634	$19.968	$18.988	$15.081	$13.447	$13.842	$12.681	$10.248	$16.600
Accumulation Unit Value at end of period	$22.581	$21.230	$18.634	$19.968	$18.988	$15.081	$13.447	$13.842	$12.681	$10.248
Number of Accumulation Units outstanding at end of period (in thousands)	736	902	1,136	1,553	2,206	3,396	4,627	5,947	7,101	7,859
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.822	$19.173	$20.565	$19.576	$15.563	$13.891	$14.314	$13.126	$10.619	$17.217
Accumulation Unit Value at end of period	$23.187	$21.822	$19.173	$20.565	$19.576	$15.563	$13.891	$14.314	$13.126	$10.619
Number of Accumulation Units outstanding at end of period (in thousands)	55	59	65	83	93	136	176	223	285	339
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.507	$18.905	$20.289	$19.323	$15.369	$13.725	$14.150	$12.982	$10.507	$17.045
Accumulation Unit Value at end of period	$22.841	$21.507	$18.905	$20.289	$19.323	$15.369	$13.725	$14.150	$12.982	$10.507
Number of Accumulation Units outstanding at end of period (in thousands)	814	948	1,128	1,352	1,667	2,024	2,696	3,462	4,441	5,109
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$20.565	$18.086	$19.420	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087	$16.372
Accumulation Unit Value at end of period	$21.829	$20.565	$18.086	$19.420	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087
Number of Accumulation Units outstanding at end of period (in thousands)	705	840	993	1,201	1,577	2,221	2,868	3,817	4,891	6,047
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$21.046	$18.528	$19.914	$18.994	$15.131	$13.532	$13.972	$12.838	$10.406	$16.907
Accumulation Unit Value at end of period	$22.318	$21.046	$18.528	$19.914	$18.994	$15.131	$13.532	$13.972	$12.838	$10.406
Number of Accumulation Units outstanding at end of period (in thousands)	492	586	718	889	1,182	1,792	2,449	3,115	3,784	4,203
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.046	$18.528	$19.914	$18.994	$15.131	$13.532	$13.972	$12.838	$10.406	$16.907
Accumulation Unit Value at end of period	$22.318	$21.046	$18.528	$19.914	$18.994	$15.131	$13.532	$13.972	$12.838	$10.406
Number of Accumulation Units outstanding at end of period (in thousands)	492	586	718	889	1,182	1,792	2,449	3,115	3,784	4,203
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.895	$18.405	$19.791	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373	$16.861
Accumulation Unit Value at end of period	$22.147	$20.895	$18.405	$19.791	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373
Number of Accumulation Units outstanding at end of period (in thousands)	1,663	2,114	2,616	3,312	4,452	6,395	8,438	11,147	14,065	16,914
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.844	$17.496	$18.833	$17.990	$14.352	$12.855	$13.293	$12.232	$9.930	$16.158
Accumulation Unit Value at end of period	$21.012	$19.844	$17.496	$18.833	$17.990	$14.352	$12.855	$13.293	$12.232	$9.930
Number of Accumulation Units outstanding at end of period (in thousands)	64	72	81	95	107	153	202	243	296	352

32

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.448	$18.038	$19.426	$18.565	$14.819	$13.279	$13.739	$12.649	$10.274	$16.725
Accumulation Unit Value at end of period	$21.641	$20.448	$18.038	$19.426	$18.565	$14.819	$13.279	$13.739	$12.649	$10.274
Number of Accumulation Units outstanding at end of period (in thousands)	128	144	168	187	239	337	387	480	586	708
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.553	$17.256	$18.594	$17.779	$14.198	$12.73	$13.176	12.138	9.863	—
Accumulation Unit Value at end of period	$20.682	$19.553	$17.256	$18.594	$17.779	$14.198	$12.73	13.176	12.138	—
Number of Accumulation Units outstanding at end of period (in thousands)	689	756	793	886	873	760	889	701	374	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.191	$17.829	$19.22	$18.387	$14.691	$13.178	$13.648	$12.578	$10.226	$16.664
Accumulation Unit Value at end of period	$21.347	$20.191	$17.829	$19.22	$18.387	$14.691	$13.178	$13.648	$12.578	$10.226
Number of Accumulation Units outstanding at end of period (in thousands)	1,337	1,519	1,659	1,862	1,770	1,339	1,295	959	568	366
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.145	$17.815	$19.234	$18.428	$14.746	$13.247	$13.739	12.681	10.326	—
Accumulation Unit Value at end of period	$21.266	$20.145	$17.815	$19.234	$18.428	$14.746	$13.247	13.739	12.681	—
Number of Accumulation Units outstanding at end of period (in thousands)	68	88	84	99	78	84	79	38	8	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.982	$17.689	$19.117	$18.334	$14.685	$13.206	$13.711	12.668	10.325	—
Accumulation Unit Value at end of period	$21.074	$19.982	$17.689	$19.117	$18.334	$14.685	$13.206	13.711	12.668	—
Number of Accumulation Units outstanding at end of period (in thousands)	34	35	46	47	46	61	56	33	10	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.626	$21.575	$22.764	$21.286	$16.686	$15.151	$14.532	$12.245	$10.609	$14.795
Accumulation Unit Value at end of period	$29.203	$24.626	$21.575	$22.764	$21.286	$16.686	$15.151	$14.532	$12.245	$10.609
Number of Accumulation Units outstanding at end of period (in thousands)	626	699	781	985	1,250	1,654	1,902	2,162	2,300	2,701
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$23.962	$21.035	$22.239	$20.837	$16.366	$14.891	$14.311	$12.083	$10.489	$14.658
Accumulation Unit Value at end of period	$28.359	$23.962	$21.035	$22.239	$20.837	$16.366	$14.891	$14.311	$12.083	$10.489
Number of Accumulation Units outstanding at end of period (in thousands)	796	986	1,222	1,673	2,394	3,410	4,625	5,505	6,019	6,643
With Principal First Preferred
Accumulation Unit Value at beginning of period	$23.962	$21.035	$22.239	$20.837	$16.366	$14.891	$14.311	$12.083	$10.489	$14.658
Accumulation Unit Value at end of period	$28.359	$23.962	$21.035	$22.239	$20.837	$16.366	$14.891	$14.311	$12.083	$10.489
Number of Accumulation Units outstanding at end of period (in thousands)	796	986	1,222	1,673	2,394	3,410	4,625	5,505	6,019	6,643
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$23.637	$20.770	$21.981	$20.616	$16.209	$14.762	$14.201	$12.003	$10.430	$14.589
Accumulation Unit Value at end of period	$27.946	$23.637	$20.770	$21.981	$20.616	$16.209	$14.762	$14.201	$12.003	$10.430
Number of Accumulation Units outstanding at end of period (in thousands)	67	73	78	111	115	131	154	159	157	201

33

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.476	$20.639	$21.853	$20.506	$16.131	$14.698	$14.147	$11.963	$10.401	$14.555
Accumulation Unit Value at end of period	$27.742	$23.476	$20.639	$21.853	$20.506	$16.131	$14.698	$14.147	$11.963	$10.401
Number of Accumulation Units outstanding at end of period (in thousands)	617	727	879	1,102	1,304	2,007	2,544	3,082	3,247	3,640
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$23.316	$20.509	$21.726	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371	$14.522
Accumulation Unit Value at end of period	$27.539	$23.316	$20.509	$21.726	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371
Number of Accumulation Units outstanding at end of period (in thousands)	287	355	415	508	685	938	1,211	1,525	1,749	2,152
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$22.999	$20.250	$21.474	$20.180	$15.898	$14.508	$13.985	$11.844	$10.312	$14.454
Accumulation Unit Value at end of period	$27.138	$22.999	$20.250	$21.474	$20.180	$15.898	$14.508	$13.985	$11.844	$10.312
Number of Accumulation Units outstanding at end of period (in thousands)	469	559	648	778	1,015	1,370	1,696	1,950	2,167	2,455
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.999	$20.250	$21.474	$20.180	$15.898	$14.508	$13.985	$11.844	$10.312	$14.454
Accumulation Unit Value at end of period	$27.138	$22.999	$20.250	$21.474	$20.180	$15.898	$14.508	$13.985	$11.844	$10.312
Number of Accumulation Units outstanding at end of period (in thousands)	469	559	648	778	1,015	1,370	1,696	1,950	2,167	2,455
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.842	$20.122	$21.349	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283	$14.420
Accumulation Unit Value at end of period	$26.940	$22.842	$20.122	$21.349	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283
Number of Accumulation Units outstanding at end of period (in thousands)	1,256	1,582	2,048	2,648	3,554	4,905	6,192	7,571	9,038	10,488
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.532	$19.869	$21.101	$19.860	$15.669	$14.321	$13.825	$11.726	$10.225	$14.353
Accumulation Unit Value at end of period	$26.547	$22.532	$19.869	$21.101	$19.860	$15.669	$14.321	$13.825	$11.726	$10.225
Number of Accumulation Units outstanding at end of period (in thousands)	35	42	47	54	60	79	105	153	187	195
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.379	$19.744	$20.978	$19.754	$15.594	$14.259	$13.772	$11.687	$10.196	$14.319
Accumulation Unit Value at end of period	$26.353	$22.379	$19.744	$20.978	$19.754	$15.594	$14.259	$13.772	$11.687	$10.196
Number of Accumulation Units outstanding at end of period (in thousands)	80	93	102	116	167	196	212	239	282	299
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719	11.648	10.167	—
Accumulation Unit Value at end of period	$26.161	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197	13.719	11.648	—
Number of Accumulation Units outstanding at end of period (in thousands)	386	425	472	560	633	599	568	391	133	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.082	$19.501	$20.742	$19.551	$15.449	$14.14	$13.671	$11.613	$10.142	$14.258
Accumulation Unit Value at end of period	$25.978	$22.082	$19.501	$20.742	$19.551	$15.449	$14.14	$13.671	$11.613	$10.142
Number of Accumulation Units outstanding at end of period (in thousands)	1,152	1,330	1,406	1,518	1,510	1,155	992	615	370	249
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.373	$19.788	$21.078	$19.898	$15.747	$14.435	$13.977	11.89	10.4	—
Accumulation Unit Value at end of period	$26.281	$22.373	$19.788	$21.078	$19.898	$15.747	$14.435	13.977	11.89	—
Number of Accumulation Units outstanding at end of period (in thousands)	36	37	37	43	39	55	43	6	—	—

34

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.193	$19.648	$20.95	$19.797	$15.682	$14.390	$13.947	11.877	10.399	—
Accumulation Unit Value at end of period	$26.043	$22.193	$19.648	$20.95	$19.797	$15.682	$14.390	13.947	11.877	—
Number of Accumulation Units outstanding at end of period (in thousands)	29	37	40	43	50	39	46	34	13	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.640	$12.994	$14.264	$14.419	$10.760	$9.240	$9.761	$7.739	$6.091	$9.246
Accumulation Unit Value at end of period	$18.111	$16.640	$12.994	$14.264	$14.419	$10.760	$9.240	$9.761	$7.739	$6.091
Number of Accumulation Units outstanding at end of period (in thousands)	85	100	96	111	160	136	184	232	176	179
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$16.334	$12.781	$14.058	$14.239	$10.647	$9.161	$9.697	$7.703	$6.076	$9.240
Accumulation Unit Value at end of period	$17.742	$16.334	$12.781	$14.058	$14.239	$10.647	$9.161	$9.697	$7.703	$6.076
Number of Accumulation Units outstanding at end of period (in thousands)	103	144	120	145	269	325	408	873	415	889
With Principal First Preferred
Accumulation Unit Value at beginning of period	$16.334	$12.781	$14.058	$14.239	$10.647	$9.161	$9.697	$7.703	$6.076	$9.240
Accumulation Unit Value at end of period	$17.742	$16.334	$12.781	$14.058	$14.239	$10.647	$9.161	$9.697	$7.703	$6.076
Number of Accumulation Units outstanding at end of period (in thousands)	103	144	120	145	269	325	408	873	415	889
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.183	$12.675	$13.956	$14.150	$10.591	$9.122	$9.665	$7.686	$6.068	$9.238
Accumulation Unit Value at end of period	$17.561	$16.183	$12.675	$13.956	$14.150	$10.591	$9.122	$9.665	$7.686	$6.068
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	5	5	9	14	26	22	9	34
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.108	$12.623	$13.905	$14.105	$10.563	$9.102	$9.649	$7.677	$6.064	$9.237
Accumulation Unit Value at end of period	$17.471	$16.108	$12.623	$13.905	$14.105	$10.563	$9.102	$9.649	$7.677	$6.064
Number of Accumulation Units outstanding at end of period (in thousands)	90	107	122	143	175	145	258	277	210	311
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$16.033	$12.571	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060	$9.235
Accumulation Unit Value at end of period	$17.381	$16.033	$12.571	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060
Number of Accumulation Units outstanding at end of period (in thousands)	80	155	53	64	103	141	95	200	69	97
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$15.885	$12.467	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651	$6.053	$9.233
Accumulation Unit Value at end of period	$17.204	$15.885	$12.467	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651	$6.053
Number of Accumulation Units outstanding at end of period (in thousands)	73	86	54	80	151	149	268	301	224	228
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.885	$12.467	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651	$6.053	$9.233
Accumulation Unit Value at end of period	$17.204	$15.885	$12.467	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651	$6.053
Number of Accumulation Units outstanding at end of period (in thousands)	73	86	54	80	151	149	268	301	224	228

35

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.812	$12.415	$13.704	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049	$9.231
Accumulation Unit Value at end of period	$17.115	$15.812	$12.415	$13.704	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049
Number of Accumulation Units outstanding at end of period (in thousands)	193	252	215	290	408	421	628	1,980	668	3,018
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.666	$12.313	$13.605	$13.842	$10.397	$8.986	$9.554	$7.625	$6.041	$9.229
Accumulation Unit Value at end of period	$16.940	$15.666	$12.313	$13.605	$13.842	$10.397	$8.986	$9.554	$7.625	$6.041
Number of Accumulation Units outstanding at end of period (in thousands)	3	41	—	2	18	3	3	5	3	11
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.593	$12.262	$13.555	$13.799	$10.369	$8.967	$9.539	$7.616	$6.037	$9.228
Accumulation Unit Value at end of period	$16.853	$15.593	$12.262	$13.555	$13.799	$10.369	$8.967	$9.539	$7.616	$6.037
Number of Accumulation Units outstanding at end of period (in thousands)	18	21	21	19	34	26	32	34	24	16
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523	7.607	6.033	—
Accumulation Unit Value at end of period	$16.767	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948	9.523	7.607	—
Number of Accumulation Units outstanding at end of period (in thousands)	104	136	91	90	115	100	124	118	44	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.449	$12.161	$13.457	$13.712	$10.314	$8.928	$9.508	$7.599	$6.029	$9.225
Accumulation Unit Value at end of period	$16.681	$15.449	$12.161	$13.457	$13.712	$10.314	$8.928	$9.508	$7.599	$6.029
Number of Accumulation Units outstanding at end of period (in thousands)	292	348	200	206	205	217	157	186	23	101
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.913	$21.216	$23.512	$23.995	$18.076	$15.671	$16.712	13.377	10.63	—
Accumulation Unit Value at end of period	$29.015	$26.913	$21.216	$23.512	$23.995	$18.076	$15.671	16.712	13.377	—
Number of Accumulation Units outstanding at end of period (in thousands)	12	9	2	2	2	—	1	1	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.696	$21.066	$23.369	$23.873	$18.002	$15.622	$16.677	13.362	10.629	—
Accumulation Unit Value at end of period	$28.752	$26.696	$21.066	$23.369	$23.873	$18.002	$15.622	16.677	13.362	—
Number of Accumulation Units outstanding at end of period (in thousands)	17	22	5	8	7	8	4	27	8	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.003	$20.497	$21.407	$20.250	$14.902	$13.666	$14.599	$11.629	$8.235	$14.559
Accumulation Unit Value at end of period	$25.080	$21.003	$20.497	$21.407	$20.250	$14.902	$13.666	$14.599	$11.629	$8.235
Number of Accumulation Units outstanding at end of period (in thousands)	268	285	344	423	545	646	796	989	1,151	1,419
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$11.831	$11.569	$12.107	$11.476	$8.461	$7.776	$8.323	$6.643	$4.713	$8.350
Accumulation Unit Value at end of period	$14.099	$11.831	$11.569	$12.107	$11.476	$8.461	$7.776	$8.323	$6.643	$4.713
Number of Accumulation Units outstanding at end of period (in thousands)	483	589	730	972	1,376	1,861	2,428	3,497	3,499	3,555

36

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First Preferred
Accumulation Unit Value at beginning of period	$11.831	$11.569	$12.107	$11.476	$8.461	$7.776	$8.323	$6.643	$4.713	$8.350
Accumulation Unit Value at end of period	$14.099	$11.831	$11.569	$12.107	$11.476	$8.461	$7.776	$8.323	$6.643	$4.713
Number of Accumulation Units outstanding at end of period (in thousands)	483	589	730	972	1,376	1,861	2,428	3,497	3,499	3,555
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.115	$19.690	$20.626	$19.570	$14.444	$13.287	$14.236	$11.374	$8.078	$14.325
Accumulation Unit Value at end of period	$23.948	$20.115	$19.690	$20.626	$19.570	$14.444	$13.287	$14.236	$11.374	$8.078
Number of Accumulation Units outstanding at end of period (in thousands)	27	33	35	41	59	81	102	122	132	142
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.825	$19.415	$20.348	$19.316	$14.264	$13.127	$14.073	$11.249	$7.993	$14.182
Accumulation Unit Value at end of period	$23.590	$19.825	$19.415	$20.348	$19.316	$14.264	$13.127	$14.073	$11.249	$7.993
Number of Accumulation Units outstanding at end of period (in thousands)	256	330	399	470	596	771	938	1,356	1,621	1,839
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$11.460	$11.229	$11.774	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639	$8.235
Accumulation Unit Value at end of period	$13.630	$11.460	$11.229	$11.774	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639
Number of Accumulation Units outstanding at end of period (in thousands)	394	508	702	777	1,032	1,219	1,649	2,249	3,075	3,502
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$19.400	$19.028	$19.973	$18.988	$14.043	$12.943	$13.896	$11.125	$7.917	$14.067
Accumulation Unit Value at end of period	$23.051	$19.400	$19.028	$19.973	$18.988	$14.043	$12.943	$13.896	$11.125	$7.917
Number of Accumulation Units outstanding at end of period (in thousands)	224	263	345	420	530	663	845	1,039	1,239	1,204
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.400	$19.028	$19.973	$18.988	$14.043	$12.943	$13.896	$11.125	$7.917	$14.067
Accumulation Unit Value at end of period	$23.051	$19.400	$19.028	$19.973	$18.988	$14.043	$12.943	$13.896	$11.125	$7.917
Number of Accumulation Units outstanding at end of period (in thousands)	224	263	345	420	530	663	845	1,039	1,239	1,204
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.261	$18.901	$19.849	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891	$14.029
Accumulation Unit Value at end of period	$22.874	$19.261	$18.901	$19.849	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891
Number of Accumulation Units outstanding at end of period (in thousands)	399	550	684	883	1,252	1,660	2,207	3,674	4,174	4,056
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.058	$10.862	$11.419	$10.872	$8.052	$7.433	$7.992	$6.408	$4.567	$8.127
Accumulation Unit Value at end of period	$13.119	$11.058	$10.862	$11.419	$10.872	$8.052	$7.433	$7.992	$6.408	$4.567
Number of Accumulation Units outstanding at end of period (in thousands)	34	43	55	69	80	86	108	147	184	213
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.849	$18.524	$19.483	$18.559	$13.753	$12.702	$13.664	$10.961	$7.816	$13.916
Accumulation Unit Value at end of period	$22.351	$18.849	$18.524	$19.483	$18.559	$13.753	$12.702	$13.664	$10.961	$7.816
Number of Accumulation Units outstanding at end of period (in thousands)	40	45	57	67	136	174	192	196	208	260
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922	6.358	4.536	—
Accumulation Unit Value at end of period	$12.914	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361	7.922	6.358	—
Number of Accumulation Units outstanding at end of period (in thousands)	469	508	544	578	685	597	679	612	347	—

37

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.777	$10.602	$11.162	$10.643	$7.895	$7.299	$7.859	$6.311	$4.505	$8.028
Accumulation Unit Value at end of period	$12.766	$10.777	$10.602	$11.162	$10.643	$7.895	$7.299	$7.859	$6.311	$4.505
Number of Accumulation Units outstanding at end of period (in thousands)	768	856	961	1,034	1,103	925	944	734	331	214
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.762	$23.411	$24.684	$23.573	$17.512	$16.214	$17.486	14.062	10.052	—
Accumulation Unit Value at end of period	$28.106	$23.762	$23.411	$24.684	$23.573	$17.512	$16.214	17.486	14.062	—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	9	9	22	22	25	12	1	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.57	$23.246	$24.534	$23.453	$17.440	$16.164	$17.449	14.046	10.051	—
Accumulation Unit Value at end of period	$27.852	$23.57	$23.246	$24.534	$23.453	$17.440	$16.164	17.449	14.046	—
Number of Accumulation Units outstanding at end of period (in thousands)	9	14	15	20	35	25	35	22	4	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.013	$20.673	$21.807	$21.709	$21.319	$19.160	$18.952	$17.325	$13.966	$15.959
Accumulation Unit Value at end of period	$22.679	$22.013	$20.673	$21.807	$21.709	$21.319	$19.160	$18.952	$17.325	$13.966
Number of Accumulation Units outstanding at end of period (in thousands)	478	519	620	824	1,033	1,432	1,656	1,911	2,089	2,178
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$20.536	$19.324	$20.424	$20.374	$20.048	$18.053	$17.893	$16.390	$13.239	$15.158
Accumulation Unit Value at end of period	$21.114	$20.536	$19.324	$20.424	$20.374	$20.048	$18.053	$17.893	$16.390	$13.239
Number of Accumulation Units outstanding at end of period (in thousands)	415	541	725	965	1,348	2,120	2,607	3,253	3,540	3,431
With Principal First Preferred
Accumulation Unit Value at beginning of period	$20.536	$19.324	$20.424	$20.374	$20.048	$18.053	$17.893	$16.390	$13.239	$15.158
Accumulation Unit Value at end of period	$21.114	$20.536	$19.324	$20.424	$20.374	$20.048	$18.053	$17.893	$16.390	$13.239
Number of Accumulation Units outstanding at end of period (in thousands)	415	541	725	965	1,348	2,120	2,607	3,253	3,540	3,431
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.083	$19.859	$21.011	$20.980	$20.665	$18.627	$18.481	$16.945	$13.701	$15.703
Accumulation Unit Value at end of period	$21.655	$21.083	$19.859	$21.011	$20.980	$20.665	$18.627	$18.481	$16.945	$13.701
Number of Accumulation Units outstanding at end of period (in thousands)	81	83	94	102	108	141	160	193	217	242
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.779	$19.583	$20.728	$20.708	$20.407	$18.405	$18.269	$16.759	$13.557	$15.546
Accumulation Unit Value at end of period	$21.332	$20.779	$19.583	$20.728	$20.708	$20.407	$18.405	$18.269	$16.759	$13.557
Number of Accumulation Units outstanding at end of period (in thousands)	341	438	542	665	854	1,517	1,797	2,164	2,723	2,508
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$19.892	$18.756	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031	$14.950
Accumulation Unit Value at end of period	$20.412	$19.892	$18.756	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031
Number of Accumulation Units outstanding at end of period (in thousands)	365	454	591	744	952	1,250	1,498	1,906	2,348	2,710

38

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$20.334	$19.192	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574	$13.428	$15.420
Accumulation Unit Value at end of period	$20.845	$20.334	$19.192	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574	$13.428
Number of Accumulation Units outstanding at end of period (in thousands)	414	458	584	738	943	1,286	1,589	1,806	2,097	1,976
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.334	$19.192	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574	$13.428	$15.420
Accumulation Unit Value at end of period	$20.845	$20.334	$19.192	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574	$13.428
Number of Accumulation Units outstanding at end of period (in thousands)	414	458	584	738	943	1,286	1,589	1,806	2,097	1,976
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.188	$19.064	$20.220	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385	$15.379
Accumulation Unit Value at end of period	$20.685	$20.188	$19.064	$20.220	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385
Number of Accumulation Units outstanding at end of period (in thousands)	1,034	1,284	1,647	2,188	2,930	4,885	5,582	7,479	8,246	7,325
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.195	$18.144	$19.264	$19.303	$19.079	$17.259	$17.183	$15.810	$12.828	$14.754
Accumulation Unit Value at end of period	$19.647	$19.195	$18.144	$19.264	$19.303	$19.079	$17.259	$17.183	$15.810	$12.828
Number of Accumulation Units outstanding at end of period (in thousands)	64	71	59	72	96	111	136	204	236	255
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.756	$18.684	$19.847	$19.897	$19.677	$17.808	$17.739	$16.33	$13.256	$15.254
Accumulation Unit Value at end of period	$20.212	$19.756	$18.684	$19.847	$19.897	$19.677	$17.808	$17.739	$16.33	$13.256
Number of Accumulation Units outstanding at end of period (in thousands)	78	86	93	114	162	227	248	272	307	341
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033	15.688	12.741	—
Accumulation Unit Value at end of period	$19.339	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091	17.033	15.688	—
Number of Accumulation Units outstanding at end of period (in thousands)	510	547	617	653	720	646	674	570	324	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.914	$17.905	$19.039	$19.106	$18.913	$17.134	$17.084	$15.743	$12.793	$14.736
Accumulation Unit Value at end of period	$19.33	$18.914	$17.905	$19.039	$19.106	$18.913	$17.134	$17.084	$15.743	$12.793
Number of Accumulation Units outstanding at end of period (in thousands)	1,011	1,107	1,249	1,437	1,481	1,276	1,154	849	450	176
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.325	$14.53	$15.473	$15.551	$15.417	$13.988	$13.968	12.891	10.491	—
Accumulation Unit Value at end of period	$15.639	$15.325	$14.53	$15.473	$15.551	$15.417	$13.988	13.968	12.891	—
Number of Accumulation Units outstanding at end of period (in thousands)	34	39	40	53	56	75	74	32	3	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.202	$14.427	$15.379	$15.472	$15.354	$13.944	$13.939	12.877	10.49	—
Accumulation Unit Value at end of period	$15.498	$15.202	$14.427	$15.379	$15.472	$15.354	$13.944	13.939	12.877	—
Number of Accumulation Units outstanding at end of period (in thousands)	45	41	50	56	56	54	63	37	6	—

39

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.021	$1.028	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151	$1.145
Accumulation Unit Value at end of period	$1.015	$1.021	$1.028	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151
Number of Accumulation Units outstanding at end of period (in thousands)	7,951	9,183	9,535	11,633	15,940	23,961	31,385	30,309	44,174	81,177
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$0.942	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078	$1.076
Accumulation Unit Value at end of period	$0.934	$0.942	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	5,545	7,063	8,919	13,400	18,850	36,188	44,644	52,218	71,443	118,336
With Principal First Preferred
Accumulation Unit Value at beginning of period	$0.942	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078	$1.076
Accumulation Unit Value at end of period	$0.934	$0.942	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	5,545	7,063	8,919	13,400	18,850	36,188	44,644	52,218	71,443	118,336
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$0.978	$0.988	$1.006	$1.025	$1.045	$1.065	$1.086	$1.108	$1.129	$1.127
Accumulation Unit Value at end of period	$0.969	$0.978	$0.988	$1.006	$1.025	$1.045	$1.065	$1.086	$1.108	$1.129
Number of Accumulation Units outstanding at end of period (in thousands)	569	458	571	811	1,102	1,493	3,045	2,680	3,583	5,283
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.964	$0.974	$0.992	$1.011	$1.032	$1.053	$1.074	$1.096	$1.117	$1.116
Accumulation Unit Value at end of period	$0.954	$0.964	$0.974	$0.992	$1.011	$1.032	$1.053	$1.074	$1.096	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	5,145	6,017	7,991	10,612	14,155	25,265	36,251	37,863	52,220	89,434
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$0.912	$0.922	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061	$1.061
Accumulation Unit Value at end of period	$0.903	$0.912	$0.922	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061
Number of Accumulation Units outstanding at end of period (in thousands)	4,936	6,568	7,508	9,427	12,434	18,751	25,260	26,655	37,367	76,418
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$0.943	$0.955	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084	$1.106	$1.107
Accumulation Unit Value at end of period	$0.933	$0.943	$0.955	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084	$1.106
Number of Accumulation Units outstanding at end of period (in thousands)	4,554	5,501	4,625	5,981	9,773	21,381	29,081	32,513	44,867	78,137
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.943	$0.955	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084	$1.106	$1.107
Accumulation Unit Value at end of period	$0.933	$0.943	$0.955	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084	$1.106
Number of Accumulation Units outstanding at end of period (in thousands)	4,554	5,501	4,625	5,981	9,773	21,381	29,081	32,513	44,867	78,137
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.937	$0.948	$0.968	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103	$1.104
Accumulation Unit Value at end of period	$0.925	$0.937	$0.948	$0.968	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103
Number of Accumulation Units outstanding at end of period (in thousands)	11,251	14,120	19,661	24,269	44,166	61,026	83,313	96,261	142,348	250,261
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.880	$0.892	$0.912	$0.932	$0.954	$0.976	$0.999	$1.022	$1.045	$1.047
Accumulation Unit Value at end of period	$0.869	$0.880	$0.892	$0.912	$0.932	$0.954	$0.976	$0.999	$1.022	$1.045
Number of Accumulation Units outstanding at end of period (in thousands)	488	546	598	583	838	964	1,205	2,073	3,736	4,913

40

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.917	$0.929	$0.95	$0.972	$0.995	$1.019	$1.043	$1.068	$1.092	$1.095
Accumulation Unit Value at end of period	$0.904	$0.917	$0.929	$0.95	$0.972	$0.995	$1.019	$1.043	$1.068	$1.092
Number of Accumulation Units outstanding at end of period (in thousands)	1,221	1,152	1,340	1,600	1,988	3,283	3,679	4,166	6,297	10,493
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.867	$0.88	$0.900	$0.921	$0.943	$0.966	$0.99	1.014	1.038	—
Accumulation Unit Value at end of period	$0.855	$0.867	$0.88	$0.900	$0.921	$0.943	$0.966	0.99	1.014	—
Number of Accumulation Units outstanding at end of period (in thousands)	2,197	1,942	2,476	3,094	4,086	6,659	9,911	5,688	4,455	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.862	$0.875	$0.895	$0.917	$0.939	$0.963	$0.986	$1.011	$1.035	$1.039
Accumulation Unit Value at end of period	$0.849	$0.862	$0.875	$0.895	$0.917	$0.939	$0.963	$0.986	$1.011	$1.035
Number of Accumulation Units outstanding at end of period (in thousands)	7,258	7,919	7,943	8,172	8,509	13,434	12,863	7,480	7,564	5,371
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.208	$8.344	$8.553	$8.769	$9	$9.237	$9.481	9.73	9.98	—
Accumulation Unit Value at end of period	$8.079	$8.208	$8.344	$8.553	$8.769	$9	$9.237	9.481	9.73	—
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	19	11	6	17	30	26	19	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	9.72	9.979	—
Accumulation Unit Value at end of period	$8.005	$8.142	$8.285	$8.501	$8.725	$8.963	$9.209	9.461	9.72	—
Number of Accumulation Units outstanding at end of period (in thousands)	34	43	49	50	55	68	67	60	44	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.725	$15.632	$15.135	$14.189	$10.293	$9.201	$10.723	$—	$—	$—
Accumulation Unit Value at end of period	$19.697	$15.725	$15.632	$15.135	$14.189	$10.293	$9.201	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	86	113	150	158	196	332	175	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$15.544	$15.483	$15.020	$14.110	$10.256	$9.186	$10.720	$—	$—	$—
Accumulation Unit Value at end of period	$19.431	$15.544	$15.483	$15.020	$14.110	$10.256	$9.186	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	154	186	207	275	341	465	344	—	—	—
With Principal First Preferred
Accumulation Unit Value at beginning of period	$15.544	$15.483	$15.020	$14.110	$10.256	$9.186	$10.720	$—	$—	$—
Accumulation Unit Value at end of period	$19.431	$15.544	$15.483	$15.020	$14.110	$10.256	$9.186	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	154	186	207	275	341	465	344	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.454	$15.409	$14.963	$14.071	$10.238	$9.179	$10.719	$—	$—	$—
Accumulation Unit Value at end of period	$19.300	$15.454	$15.409	$14.963	$14.071	$10.238	$9.179	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	28	38	37	33	41	15	—	—	—

41

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.409	$15.372	$14.935	$14.051	$10.229	$9.176	$10.718	$—	$—	$—
Accumulation Unit Value at end of period	$19.234	$15.409	$15.372	$14.935	$14.051	$10.229	$9.176	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	126	160	198	245	325	438	268	—	—	—
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$15.365	$15.336	$14.907	$14.031	$10.220	$9.172	$10.718	$—	$—	$—
Accumulation Unit Value at end of period	$19.169	$15.365	$15.336	$14.907	$14.031	$10.220	$9.172	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	139	145	182	223	296	388	194	—	—	—
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$15.276	$15.262	$14.850	$13.992	$10.201	$9.165	$10.716	$—	$—	$—
Accumulation Unit Value at end of period	$19.040	$15.276	$15.262	$14.850	$13.992	$10.201	$9.165	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	152	169	195	289	321	443	238	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.276	$15.262	$14.850	$13.992	$10.201	$9.165	$10.716	$—	$—	$—
Accumulation Unit Value at end of period	$19.040	$15.276	$15.262	$14.850	$13.992	$10.201	$9.165	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	152	169	195	289	321	443	238	—	—	—
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.232	$15.226	$14.822	$13.973	$10.192	$9.161	$10.716	$—	$—	$—
Accumulation Unit Value at end of period	$18.975	$15.232	$15.226	$14.822	$13.973	$10.192	$9.161	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	220	267	313	438	529	763	1,125	—	—	—
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.144	$15.153	$14.766	$13.934	$10.174	$9.154	$10.714	$—	$—	$—
Accumulation Unit Value at end of period	$18.847	$15.144	$15.153	$14.766	$13.934	$10.174	$9.154	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	30	33	57	36	59	28	—	—	—
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.1	$15.117	$14.738	$13.914	$10.165	$9.15	$10.713	$—	$—	$—
Accumulation Unit Value at end of period	$18.783	$15.1	$15.117	$14.738	$13.914	$10.165	$9.15	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	30	40	79	64	67	19	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146	$10.713	—	—	—
Accumulation Unit Value at end of period	$18.719	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	139	149	222	205	118	123	50	—	—	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.013	$15.045	$14.683	$13.876	$10.147	$9.143	$10.712	$—	$—	$—
Accumulation Unit Value at end of period	$18.656	$15.013	$15.045	$14.683	$13.876	$10.147	$9.143	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	189	152	193	207	179	161	91	—	—	—
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.883	$14.937	$14.599	$13.818	$10.119	$9.132	$10.71	—	—	—
Accumulation Unit Value at end of period	$18.467	$14.883	$14.937	$14.599	$13.818	$10.119	$9.132	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	21	24	52	54	11	11	3	—	—	—

42

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.797	$14.865	$14.544	$13.779	$10.101	$9.125	$10.709	—	—	—
Accumulation Unit Value at end of period	$18.342	$14.797	$14.865	$14.544	$13.779	$10.101	$9.125	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	12	7	28	32	30	12	1	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.553	$16.184	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621	$12.547
Accumulation Unit Value at end of period	$19.541	$17.553	$16.184	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621
Number of Accumulation Units outstanding at end of period (in thousands)	287	307	374	446	568	605	815	926	1,063	1,266
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$17.143	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555	$12.476
Accumulation Unit Value at end of period	$19.046	$17.143	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555
Number of Accumulation Units outstanding at end of period (in thousands)	263	318	404	531	747	1,186	1,887	2,459	2,910	3,165
With Principal First Preferred
Accumulation Unit Value at beginning of period	$17.143	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555	$12.476
Accumulation Unit Value at end of period	$19.046	$17.143	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555
Number of Accumulation Units outstanding at end of period (in thousands)	263	318	404	531	747	1,186	1,887	2,459	2,910	3,165
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.941	$15.667	$16.953	$15.985	$12.611	$11.291	$11.521	$10.723	$8.523	$12.440
Accumulation Unit Value at end of period	$18.803	$16.941	$15.667	$16.953	$15.985	$12.611	$11.291	$11.521	$10.723	$8.523
Number of Accumulation Units outstanding at end of period (in thousands)	30	33	37	46	51	65	88	123	134	133
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.841	$15.582	$16.870	$15.914	$12.561	$11.253	$11.488	$10.697	$8.506	$12.423
Accumulation Unit Value at end of period	$18.682	$16.841	$15.582	$16.870	$15.914	$12.561	$11.253	$11.488	$10.697	$8.506
Number of Accumulation Units outstanding at end of period (in thousands)	300	353	387	434	559	510	693	927	1,229	1,275
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$16.741	$15.498	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490	$12.405
Accumulation Unit Value at end of period	$18.563	$16.741	$15.498	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490
Number of Accumulation Units outstanding at end of period (in thousands)	147	179	216	239	302	401	509	678	846	1,048
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$16.544	$15.331	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620	$8.457	$12.370
Accumulation Unit Value at end of period	$18.326	$16.544	$15.331	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620	$8.457
Number of Accumulation Units outstanding at end of period (in thousands)	251	287	361	468	605	921	1,283	1,791	2,207	2,259
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.544	$15.331	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620	$8.457	$12.370
Accumulation Unit Value at end of period	$18.326	$16.544	$15.331	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620	$8.457
Number of Accumulation Units outstanding at end of period (in thousands)	251	287	361	468	605	921	1,283	1,791	2,207	2,259

43

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.447	$15.248	$16.542	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441	$12.352
Accumulation Unit Value at end of period	$18.209	$16.447	$15.248	$16.542	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441
Number of Accumulation Units outstanding at end of period (in thousands)	501	610	794	1,015	1,381	1,939	2,547	3,707	4,718	5,146
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.253	$15.083	$16.380	$15.498	$12.270	$11.024	$11.288	$10.543	$8.409	$12.317
Accumulation Unit Value at end of period	$17.977	$16.253	$15.083	$16.380	$15.498	$12.270	$11.024	$11.288	$10.543	$8.409
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	17	19	21	37	57	68	100	92
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.157	$15.002	$16.299	$15.430	$12.222	$10.987	$11.255	$10.518	$8.393	$12.3
Accumulation Unit Value at end of period	$17.862	$16.157	$15.002	$16.299	$15.430	$12.222	$10.987	$11.255	$10.518	$8.393
Number of Accumulation Units outstanding at end of period (in thousands)	18	19	27	38	46	54	67	80	109	105
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222	10.492	8.377	—
Accumulation Unit Value at end of period	$17.747	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949	11.222	10.492	—
Number of Accumulation Units outstanding at end of period (in thousands)	158	179	213	248	310	353	457	334	132	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.967	$14.84	$16.14	$15.294	$12.126	$10.912	$11.19	$10.467	$8.361	$12.265
Accumulation Unit Value at end of period	$17.634	$15.967	$14.84	$16.14	$15.294	$12.126	$10.912	$11.19	$10.467	$8.361
Number of Accumulation Units outstanding at end of period (in thousands)	415	455	502	666	710	568	608	505	322	240
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.199	$17.87	$19.465	$18.472	$14.668	$13.219	$13.576	12.718	10.174	—
Accumulation Unit Value at end of period	$21.171	$19.199	$17.87	$19.465	$18.472	$14.668	$13.219	13.576	12.718	—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	5	5	7	8	4	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.044	$17.744	$19.346	$18.379	$14.608	$13.178	$13.548	12.704	10.173	—
Accumulation Unit Value at end of period	$20.979	$19.044	$17.744	$19.346	$18.379	$14.608	$13.178	13.548	12.704	—
Number of Accumulation Units outstanding at end of period (in thousands)	21	23	25	25	31	33	29	34	22	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.438	$9.586	$9.744	$9.905	$9.980	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.336	$9.438	$9.586	$9.744	$9.905	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	627	709	535	470	329	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$9.371	$9.536	$9.714	$9.894	$9.977	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.251	$9.371	$9.536	$9.714	$9.894	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,216	466	1,108	998	493	—	—	—	—	—

44

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First Preferred
Accumulation Unit Value at beginning of period	$9.371	$9.536	$9.714	$9.894	$9.977	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.251	$9.371	$9.536	$9.714	$9.894	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,216	466	1,108	998	493	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.337	$9.512	$9.698	$9.888	$9.976	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.208	$9.337	$9.512	$9.698	$9.888	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	10	70	42	13	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.320	$9.500	$9.690	$9.885	$9.976	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.187	$9.320	$9.500	$9.690	$9.885	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	441	685	1,050	713	488	—	—	—	—	—
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$9.304	$9.487	$9.683	$9.882	$9.975	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.166	$9.304	$9.487	$9.683	$9.882	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	310	377	342	297	293	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$9.270	$9.463	$9.667	$9.876	$9.974	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.124	$9.270	$9.463	$9.667	$9.876	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	366	320	285	230	225	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.270	$9.463	$9.667	$9.876	$9.974	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.124	$9.270	$9.463	$9.667	$9.876	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	366	320	285	230	225	—	—	—	—	—
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.254	$9.450	$9.660	$9.873	$9.973	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.103	$9.254	$9.450	$9.660	$9.873	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	726	918	1,100	964	1,186	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.220	$9.426	$9.644	$9.867	$9.972	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.062	$9.220	$9.426	$9.644	$9.867	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	31	94	68	33	—	—	—	—	—
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.204	$9.414	$9.637	$9.864	$9.971	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.041	$9.204	$9.414	$9.637	$9.864	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	81	76	69	35	39	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.187	$9.402	$9.629	$9.862	$9.971	$—	$—	—	—	—
Accumulation Unit Value at end of period	$9.02	$9.187	$9.402	$9.629	$9.862	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	142	295	332	284	228	—	—	—	—	—

45

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.171	$9.389	$9.621	$9.859	$9.970	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.999	$9.171	$9.389	$9.621	$9.859	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	772	1,179	1,130	1,068	442	—	—	—	—	—
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.122	$9.353	$9.598	$9.85	$9.968	$—	$—	—	—	—
Accumulation Unit Value at end of period	$8.938	$9.122	$9.353	$9.598	$9.85	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	7	6	3	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.089	$9.329	$9.583	$9.844	$9.967	$—	$—	—	—	—
Accumulation Unit Value at end of period	$8.897	$9.089	$9.329	$9.583	$9.844	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	15	28	38	17	16	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.338	$1.343	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272	$1.151
Accumulation Unit Value at end of period	$1.341	$1.338	$1.343	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272
Number of Accumulation Units outstanding at end of period (in thousands)	6,782	7,722	8,785	10,547	14,452	21,515	23,810	27,573	33,307	43,351
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$1.297	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253	$1.137
Accumulation Unit Value at end of period	$1.299	$1.297	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253
Number of Accumulation Units outstanding at end of period (in thousands)	8,701	10,232	12,323	18,178	23,368	36,145	41,476	52,236	62,546	89,525
With Principal First Preferred
Accumulation Unit Value at beginning of period	$1.297	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253	$1.137
Accumulation Unit Value at end of period	$1.299	$1.297	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253
Number of Accumulation Units outstanding at end of period (in thousands)	8,701	10,232	12,323	18,178	23,368	36,145	41,476	52,236	62,546	89,525
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.280	$1.289	$1.310	$1.283	$1.343	$1.337	$1.263	$1.222	$1.246	$1.131
Accumulation Unit Value at end of period	$1.280	$1.280	$1.289	$1.310	$1.283	$1.343	$1.337	$1.263	$1.222	$1.246
Number of Accumulation Units outstanding at end of period (in thousands)	599	699	724	1,008	1,217	1,870	2,529	3,145	2,801	3,287
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.268	$1.278	$1.299	$1.273	$1.334	$1.328	$1.255	$1.215	$1.240	$1.126
Accumulation Unit Value at end of period	$1.267	$1.268	$1.278	$1.299	$1.273	$1.334	$1.328	$1.255	$1.215	$1.240
Number of Accumulation Units outstanding at end of period (in thousands)	5,874	6,797	7,494	9,584	12,175	18,991	23,618	29,090	36,975	49,097
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$1.258	$1.269	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122
Accumulation Unit Value at end of period	$1.257	$1.258	$1.269	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235
Number of Accumulation Units outstanding at end of period (in thousands)	4,231	5,381	6,930	7,994	9,913	14,383	16,807	21,840	27,755	46,949

46

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$1.241	$1.252	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$1.228	$1.117
Accumulation Unit Value at end of period	$1.238	$1.241	$1.252	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$1.228
Number of Accumulation Units outstanding at end of period (in thousands)	5,593	6,374	7,674	9,579	13,392	23,961	29,043	36,927	43,489	60,777
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.241	$1.252	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$1.228	$1.117
Accumulation Unit Value at end of period	$1.238	$1.241	$1.252	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$1.228
Number of Accumulation Units outstanding at end of period (in thousands)	5,593	6,374	7,674	9,579	13,392	23,961	29,043	36,927	43,489	60,777
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.232	$1.244	$1.267	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224	$1.114
Accumulation Unit Value at end of period	$1.229	$1.232	$1.244	$1.267	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224
Number of Accumulation Units outstanding at end of period (in thousands)	19,032	22,391	28,128	34,759	44,035	60,807	68,451	89,865	110,137	177,194
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.214	$1.227	$1.252	$1.230	$1.292	$1.290	$1.224	$1.188	$1.216	$1.108
Accumulation Unit Value at end of period	$1.210	$1.214	$1.227	$1.252	$1.230	$1.292	$1.290	$1.224	$1.188	$1.216
Number of Accumulation Units outstanding at end of period (in thousands)	601	822	965	1,219	1,249	1,485	1,856	2,630	3,218	4,038
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.206	$1.219	$1.244	$1.223	$1.286	$1.284	$1.219	$1.184	$1.212	$1.105
Accumulation Unit Value at end of period	$1.201	$1.206	$1.219	$1.244	$1.223	$1.286	$1.284	$1.219	$1.184	$1.212
Number of Accumulation Units outstanding at end of period (in thousands)	797	872	1,021	1,257	1,559	1,903	2,217	3,287	4,426	5,703
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213	1.179	1.208	—
Accumulation Unit Value at end of period	$1.191	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278	1.213	1.179	—
Number of Accumulation Units outstanding at end of period (in thousands)	3,733	4,231	4,563	5,170	6,392	8,181	9,360	7,501	3,756	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.189	$1.203	$1.229	$1.209	$1.273	$1.273	$1.209	$1.175	$1.205	$1.099
Accumulation Unit Value at end of period	$1.183	$1.189	$1.203	$1.229	$1.209	$1.273	$1.273	$1.209	$1.175	$1.205
Number of Accumulation Units outstanding at end of period (in thousands)	12,493	13,601	13,481	15,441	16,541	18,828	13,087	10,038	6,911	4,498
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.071	$10.211	$10.444	$10.293	$10.849	$10.866	$10.334	10.063	10.329	—
Accumulation Unit Value at end of period	$10.005	$10.071	$10.211	$10.444	$10.293	$10.849	$10.866	10.334	10.063	—
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	17	23	22	23	18	12	10	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.99	$10.139	$10.38	$10.241	$10.804	$10.832	$10.313	10.052	10.328	—
Accumulation Unit Value at end of period	$9.914	$9.99	$10.139	$10.38	$10.241	$10.804	$10.832	10.313	10.052	—
Number of Accumulation Units outstanding at end of period (in thousands)	62	62	108	74	76	142	178	109	74	—

47

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.289	$2.338	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368	$2.333
Accumulation Unit Value at end of period	$2.770	$2.289	$2.338	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368
Number of Accumulation Units outstanding at end of period (in thousands)	1,276	1,467	1,696	2,096	2,692	2,860	3,343	3,781	4,366	4,619
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$2.220	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349	$2.304
Accumulation Unit Value at end of period	$2.681	$2.220	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349
Number of Accumulation Units outstanding at end of period (in thousands)	1,070	1,422	1,780	2,798	3,724	4,966	6,368	7,666	8,601	9,511
With Principal First Preferred
Accumulation Unit Value at beginning of period	$2.220	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349	$2.304
Accumulation Unit Value at end of period	$2.681	$2.220	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349
Number of Accumulation Units outstanding at end of period (in thousands)	1,070	1,422	1,780	2,798	3,724	4,966	6,368	7,666	8,601	9,511
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.190	$2.244	$2.343	$2.381	$2.040	$1.800	$1.969	$1.779	$1.341	$2.294
Accumulation Unit Value at end of period	$2.642	$2.190	$2.244	$2.343	$2.381	$2.040	$1.800	$1.969	$1.779	$1.341
Number of Accumulation Units outstanding at end of period (in thousands)	42	49	57	68	74	122	153	167	191	240
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.170	$2.224	$2.323	$2.362	$2.025	$1.788	$1.956	$1.768	$1.334	$2.283
Accumulation Unit Value at end of period	$2.616	$2.170	$2.224	$2.323	$2.362	$2.025	$1.788	$1.956	$1.768	$1.334
Number of Accumulation Units outstanding at end of period (in thousands)	1,576	1,966	2,171	2,417	2,801	3,111	4,170	5,152	6,359	6,988
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$2.153	$2.208	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329	$2.275
Accumulation Unit Value at end of period	$2.595	$2.153	$2.208	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329
Number of Accumulation Units outstanding at end of period (in thousands)	536	509	578	756	899	1,088	1,367	2,027	2,545	3,388
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$2.124	$2.180	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749	$1.321	$2.264
Accumulation Unit Value at end of period	$2.557	$2.124	$2.180	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749	$1.321
Number of Accumulation Units outstanding at end of period (in thousands)	475	546	681	791	1,139	1,721	2,515	2,966	3,716	3,945
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.124	$2.180	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749	$1.321	$2.264
Accumulation Unit Value at end of period	$2.557	$2.124	$2.180	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749	$1.321
Number of Accumulation Units outstanding at end of period (in thousands)	475	546	681	791	1,139	1,721	2,515	2,966	3,716	3,945
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.108	$2.165	$2.266	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317	$2.258
Accumulation Unit Value at end of period	$2.537	$2.108	$2.165	$2.266	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317
Number of Accumulation Units outstanding at end of period (in thousands)	1,518	1,956	2,487	3,252	4,433	6,196	8,953	11,599	19,521	14,250
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.078	$2.136	$2.238	$2.283	$1.963	$1.738	$1.907	$1.729	$1.308	$2.246
Accumulation Unit Value at end of period	$2.498	$2.078	$2.136	$2.238	$2.283	$1.963	$1.738	$1.907	$1.729	$1.308
Number of Accumulation Units outstanding at end of period (in thousands)	39	47	53	57	75	106	137	142	212	219

48

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.063	$2.122	$2.224	$2.270	$1.953	$1.73	$1.899	$1.723	$1.304	$2.24
Accumulation Unit Value at end of period	$2.479	$2.063	$2.122	$2.224	$2.270	$1.953	$1.73	$1.899	$1.723	$1.304
Number of Accumulation Units outstanding at end of period (in thousands)	87	90	106	136	168	147	211	378	458	546
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891	1.716	1.299	—
Accumulation Unit Value at end of period	$2.459	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721	1.891	1.716	—
Number of Accumulation Units outstanding at end of period (in thousands)	625	678	769	917	955	883	859	792	243	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.034	$2.094	$2.198	$2.245	$1.933	$1.714	$1.884	$1.711	$1.296	$2.228
Accumulation Unit Value at end of period	$2.442	$2.034	$2.094	$2.198	$2.245	$1.933	$1.714	$1.884	$1.711	$1.296
Number of Accumulation Units outstanding at end of period (in thousands)	1,398	1,411	1,631	1,556	1,492	1,268	1,835	981	642	418
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.506	$17.018	$17.886	$18.296	$15.778	$14.016	$15.425	14.027	10.645	—
Accumulation Unit Value at end of period	$19.782	$16.506	$17.018	$17.886	$18.296	$15.778	$14.016	15.425	14.027	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	1	1	1	2	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.373	$16.898	$17.777	$18.203	$15.713	$13.973	$15.393	14.012	10.644	—
Accumulation Unit Value at end of period	$19.603	$16.373	$16.898	$17.777	$18.203	$15.713	$13.973	15.393	14.012	—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	9	8	11	13	9	7	3	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.455	$2.200	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239	$1.762
Accumulation Unit Value at end of period	$2.775	$2.455	$2.200	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239
Number of Accumulation Units outstanding at end of period (in thousands)	2,106	2,512	2,659	3,084	3,618	4,361	5,641	7,163	8,446	9,973
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$2.381	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221	$1.740
Accumulation Unit Value at end of period	$2.686	$2.381	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221
Number of Accumulation Units outstanding at end of period (in thousands)	1,715	2,001	2,303	3,270	4,227	6,341	8,677	11,333	13,558	13,855
With Principal First Preferred
Accumulation Unit Value at beginning of period	$2.381	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221	$1.740
Accumulation Unit Value at end of period	$2.686	$2.381	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221
Number of Accumulation Units outstanding at end of period (in thousands)	1,715	2,001	2,303	3,270	4,227	6,341	8,677	11,333	13,558	13,855
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.349	$2.111	$2.243	$2.190	$1.734	$1.593	$1.735	$1.551	$1.214	$1.732
Accumulation Unit Value at end of period	$2.647	$2.349	$2.111	$2.243	$2.190	$1.734	$1.593	$1.735	$1.551	$1.214
Number of Accumulation Units outstanding at end of period (in thousands)	228	279	309	432	521	661	820	1,054	1,220	1,298

49

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.327	$2.093	$2.225	$2.173	$1.721	$1.583	$1.725	$1.542	$1.208	$1.724
Accumulation Unit Value at end of period	$2.621	$2.327	$2.093	$2.225	$2.173	$1.721	$1.583	$1.725	$1.542	$1.208
Number of Accumulation Units outstanding at end of period (in thousands)	1,985	2,490	2,875	3,394	3,936	4,608	6,072	8,082	11,304	12,872
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$2.309	$2.078	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719
Accumulation Unit Value at end of period	$2.600	$2.309	$2.078	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204
Number of Accumulation Units outstanding at end of period (in thousands)	2,129	2,823	3,147	3,918	4,880	6,669	8,274	11,250	14,608	18,140
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$2.277	$2.051	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$1.196	$1.710
Accumulation Unit Value at end of period	$2.561	$2.277	$2.051	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$1.196
Number of Accumulation Units outstanding at end of period (in thousands)	1,764	2,117	2,399	3,040	3,666	5,147	7,075	9,144	10,992	11,141
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.277	$2.051	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$1.196	$1.710
Accumulation Unit Value at end of period	$2.561	$2.277	$2.051	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$1.196
Number of Accumulation Units outstanding at end of period (in thousands)	1,764	2,117	2,399	3,040	3,666	5,147	7,075	9,144	10,992	11,141
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.261	$2.037	$2.170	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193	$1.705
Accumulation Unit Value at end of period	$2.542	$2.261	$2.037	$2.170	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193
Number of Accumulation Units outstanding at end of period (in thousands)	3,106	3,797	4,728	6,238	8,012	12,342	16,263	21,501	27,183	29,927
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.228	$2.010	$2.143	$2.100	$1.668	$1.538	$1.681	$1.508	$1.185	$1.696
Accumulation Unit Value at end of period	$2.502	$2.228	$2.010	$2.143	$2.100	$1.668	$1.538	$1.681	$1.508	$1.185
Number of Accumulation Units outstanding at end of period (in thousands)	154	233	194	306	270	399	554	824	1,038	1,167
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.212	$1.997	$2.13	$2.088	$1.659	$1.531	$1.674	$1.502	$1.181	$1.692
Accumulation Unit Value at end of period	$2.483	$2.212	$1.997	$2.13	$2.088	$1.659	$1.531	$1.674	$1.502	$1.181
Number of Accumulation Units outstanding at end of period (in thousands)	350	404	452	510	683	999	1,209	1,699	2,045	2,306
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.196	$1.983	$2.116	$2.075	$1.65	$1.523	$1.667	1.496	1.177	—
Accumulation Unit Value at end of period	$2.463	$2.196	$1.983	$2.116	$2.075	$1.65	$1.523	1.667	1.496	—
Number of Accumulation Units outstanding at end of period (in thousands)	2,128	2,259	2,339	2,772	3,131	3,119	3,589	2,902	1,868	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.181	$1.971	$2.104	$2.065	$1.643	$1.517	$1.661	$1.492	$1.174	$1.683
Accumulation Unit Value at end of period	$2.446	$2.181	$1.971	$2.104	$2.065	$1.643	$1.517	$1.661	$1.492	$1.174
Number of Accumulation Units outstanding at end of period (in thousands)	4,407	5,020	4,973	6,367	6,092	5,754	5,468	3,865	1,816	989
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.813	$17.022	$18.204	$17.89	$14.254	$13.185	$14.454	13	10.246	—
Accumulation Unit Value at end of period	$21.066	$18.813	$17.022	$18.204	$17.89	$14.254	$13.185	14.454	13	—
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	17	18	13	14	19	14	7	—

50

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.662	$16.902	$18.093	$17.799	$14.196	$13.144	$14.424	12.986	10.245	—
Accumulation Unit Value at end of period	$20.875	$18.662	$16.902	$18.093	$17.799	$14.196	$13.144	14.424	12.986	—
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	21	21	19	31	34	22	11	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.930	$14.056	$14.119	$13.286	$9.858	$10.015	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.784	$13.930	$14.056	$14.119	$13.286	$9.858	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	10	43	33	44	43	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$13.796	$13.948	$14.039	$13.237	$9.841	$10.012	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.589	$13.796	$13.948	$14.039	$13.237	$9.841	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	23	33	35	46	44	—	—	—	—
With Principal First Preferred
Accumulation Unit Value at beginning of period	$13.796	$13.948	$14.039	$13.237	$9.841	$10.012	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.589	$13.796	$13.948	$14.039	$13.237	$9.841	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	23	33	35	46	44	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.729	$13.895	$14.000	$13.213	$9.833	$10.010	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.493	$13.729	$13.895	$14.000	$13.213	$9.833	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	2	2	16	16	2	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.696	$13.868	$13.980	$13.201	$9.829	$10.009	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.445	$13.696	$13.868	$13.980	$13.201	$9.829	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	17	23	26	37	33	—	—	—	—
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$13.663	$13.842	$13.960	$13.189	$9.825	$10.008	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.397	$13.663	$13.842	$13.960	$13.189	$9.825	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	50	78	37	49	29	—	—	—	—
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$13.597	$13.789	$13.920	$13.165	$9.817	$10.007	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.302	$13.597	$13.789	$13.920	$13.165	$9.817	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	13	19	32	28	15	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.597	$13.789	$13.920	$13.165	$9.817	$10.007	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.302	$13.597	$13.789	$13.920	$13.165	$9.817	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	13	19	32	28	15	—	—	—	—

51

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.565	$13.762	$13.901	$13.153	$9.813	$10.006	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.254	$13.565	$13.762	$13.901	$13.153	$9.813	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	33	80	60	159	122	—	—	—	—
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.499	$13.710	$13.861	$13.129	$9.805	$10.004	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.160	$13.499	$13.710	$13.861	$13.129	$9.805	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	3	—	—	—	—
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.467	$13.683	$13.842	$13.117	$9.8	$10.003	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.112	$13.467	$13.683	$13.842	$13.117	$9.8	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	3	2	3	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.434	$13.657	$13.822	$13.105	$9.796	$10.003	$—	—	—	—
Accumulation Unit Value at end of period	$16.066	$13.434	$13.657	$13.822	$13.105	$9.796	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	18	13	17	21	33	23	—	—	—	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.402	$13.631	$13.803	$13.093	$9.792	$10.002	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.019	$13.402	$13.631	$13.803	$13.093	$9.792	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	34	42	35	31	25	—	—	—	—
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.305	$13.553	$13.744	$13.057	$9.78	$9.999	$—	—	—	—
Accumulation Unit Value at end of period	$15.879	$13.305	$13.553	$13.744	$13.057	$9.78	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.241	$13.501	$13.705	$13.033	$9.772	$9.998	$—	—	—	—
Accumulation Unit Value at end of period	$15.787	$13.241	$13.501	$13.705	$13.033	$9.772	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	5	2	2	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.937	$20.808	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966	$14.750
Accumulation Unit Value at end of period	$25.733	$22.937	$20.808	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966
Number of Accumulation Units outstanding at end of period (in thousands)	116	131	146	169	233	311	355	392	426	430
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$22.339	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626
Accumulation Unit Value at end of period	$25.012	$22.339	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862
Number of Accumulation Units outstanding at end of period (in thousands)	112	151	152	246	402	524	675	951	1,135	1,128

52

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First Preferred
Accumulation Unit Value at beginning of period	$22.339	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626
Accumulation Unit Value at end of period	$25.012	$22.339	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862
Number of Accumulation Units outstanding at end of period (in thousands)	112	151	152	246	402	524	675	951	1,135	1,128
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.046	$20.060	$21.650	$21.567	$15.997	$14.322	$14.711	$11.670	$9.811	$14.565
Accumulation Unit Value at end of period	$24.659	$22.046	$20.060	$21.650	$21.567	$15.997	$14.322	$14.711	$11.670	$9.811
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	13	17	24	30	34	36	37	66
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.901	$19.938	$21.529	$21.457	$15.924	$14.264	$14.658	$11.634	$9.786	$14.534
Accumulation Unit Value at end of period	$24.485	$21.901	$19.938	$21.529	$21.457	$15.924	$14.264	$14.658	$11.634	$9.786
Number of Accumulation Units outstanding at end of period (in thousands)	106	127	156	175	215	240	340	410	500	546
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$21.757	$19.816	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504
Accumulation Unit Value at end of period	$24.312	$21.757	$19.816	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760
Number of Accumulation Units outstanding at end of period (in thousands)	41	53	63	82	146	131	248	245	270	306
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$21.471	$19.576	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$9.710	$14.443
Accumulation Unit Value at end of period	$23.969	$21.471	$19.576	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$9.710
Number of Accumulation Units outstanding at end of period (in thousands)	55	56	69	108	154	193	276	367	448	432
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.471	$19.576	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$9.710	$14.443
Accumulation Unit Value at end of period	$23.969	$21.471	$19.576	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$9.710
Number of Accumulation Units outstanding at end of period (in thousands)	55	56	69	108	154	193	276	367	448	432
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.330	$19.457	$21.052	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684	$14.413
Accumulation Unit Value at end of period	$23.799	$21.330	$19.457	$21.052	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684
Number of Accumulation Units outstanding at end of period (in thousands)	198	249	320	401	596	795	1,084	1,355	1,676	2,127
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.050	$19.221	$20.817	$20.810	$15.490	$13.917	$14.345	$11.419	$9.634	$14.352
Accumulation Unit Value at end of period	$23.463	$21.050	$19.221	$20.817	$20.810	$15.490	$13.917	$14.345	$11.419	$9.634
Number of Accumulation Units outstanding at end of period (in thousands)	9	14	2	2	19	8	20	30	30	24
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.912	$19.104	$20.701	$20.704	$15.419	$13.86	$14.293	$11.384	$9.609	$14.322
Accumulation Unit Value at end of period	$23.297	$20.912	$19.104	$20.701	$20.704	$15.419	$13.86	$14.293	$11.384	$9.609
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	14	18	33	26	32	52	63	56
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242	11.349	9.584	—
Accumulation Unit Value at end of period	$23.132	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803	14.242	11.349	—
Number of Accumulation Units outstanding at end of period (in thousands)	70	76	84	87	119	109	117	82	32	—

53

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.639	$18.874	$20.472	$20.496	$15.279	$13.748	$14.192	$11.315	$9.56	$14.263
Accumulation Unit Value at end of period	$22.971	$20.639	$18.874	$20.472	$20.496	$15.279	$13.748	$14.192	$11.315	$9.56
Number of Accumulation Units outstanding at end of period (in thousands)	192	238	265	280	298	254	210	111	63	33
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.3	$20.423	$22.186	$22.245	$16.608	$14.966	$15.472	12.354	10.454	—
Accumulation Unit Value at end of period	$24.782	$22.3	$20.423	$22.186	$22.245	$16.608	$14.966	15.472	12.354	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	1	4	—	1	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.12	$20.279	$22.051	$22.132	$16.540	$14.920	$15.44	12.341	10.453	—
Accumulation Unit Value at end of period	$24.558	$22.12	$20.279	$22.051	$22.132	$16.540	$14.920	15.44	12.341	—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	7	13	10	7	9	13	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.697	$1.458	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706	$1.489
Accumulation Unit Value at end of period	$1.960	$1.697	$1.458	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706
Number of Accumulation Units outstanding at end of period (in thousands)	996	1,140	1,269	1,493	1,679	2,721	3,686	4,785	5,897	7,008
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$1.645	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470
Accumulation Unit Value at end of period	$1.897	$1.645	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696
Number of Accumulation Units outstanding at end of period (in thousands)	1,493	1,863	1,697	2,120	2,709	3,802	5,156	9,012	12,349	9,081
With Principal First Preferred
Accumulation Unit Value at beginning of period	$1.645	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470
Accumulation Unit Value at end of period	$1.897	$1.645	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696
Number of Accumulation Units outstanding at end of period (in thousands)	1,493	1,863	1,697	2,120	2,709	3,802	5,156	9,012	12,349	9,081
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.623	$1.399	$1.592	$1.523	$1.161	$1.006	$1.058	$1.005	$0.692	$1.463
Accumulation Unit Value at end of period	$1.870	$1.623	$1.399	$1.592	$1.523	$1.161	$1.006	$1.058	$1.005	$0.692
Number of Accumulation Units outstanding at end of period (in thousands)	120	150	154	174	214	321	381	429	726	786
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.608	$1.386	$1.579	$1.511	$1.152	$0.999	$1.051	$0.999	$0.688	$1.456
Accumulation Unit Value at end of period	$1.851	$1.608	$1.386	$1.579	$1.511	$1.152	$0.999	$1.051	$0.999	$0.688
Number of Accumulation Units outstanding at end of period (in thousands)	1,389	1,619	1,875	2,204	2,632	3,998	5,140	6,852	10,280	11,157
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$1.596	$1.377	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452
Accumulation Unit Value at end of period	$1.836	$1.596	$1.377	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686
Number of Accumulation Units outstanding at end of period (in thousands)	1,589	1,812	2,201	2,657	4,648	6,429	7,166	9,336	12,051	13,888

54

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$1.574	$1.359	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682	$1.444
Accumulation Unit Value at end of period	$1.809	$1.574	$1.359	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682
Number of Accumulation Units outstanding at end of period (in thousands)	1,374	1,692	1,891	2,185	2,975	4,375	5,869	7,549	11,045	10,212
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.574	$1.359	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682	$1.444
Accumulation Unit Value at end of period	$1.809	$1.574	$1.359	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682
Number of Accumulation Units outstanding at end of period (in thousands)	1,374	1,692	1,891	2,185	2,975	4,375	5,869	7,549	11,045	10,212
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.563	$1.350	$1.540	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680	$1.440
Accumulation Unit Value at end of period	$1.795	$1.563	$1.350	$1.540	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680
Number of Accumulation Units outstanding at end of period (in thousands)	2,110	2,418	3,051	3,989	5,440	8,415	9,989	13,523	31,721	18,809
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.540	$1.332	$1.521	$1.460	$1.117	$0.971	$1.025	$0.977	$0.675	$1.433
Accumulation Unit Value at end of period	$1.767	$1.540	$1.332	$1.521	$1.460	$1.117	$0.971	$1.025	$0.977	$0.675
Number of Accumulation Units outstanding at end of period (in thousands)	177	163	200	243	252	383	583	1,126	1,286	1,390
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.529	$1.323	$1.512	$1.451	$1.111	$0.966	$1.02	$0.973	$0.673	$1.429
Accumulation Unit Value at end of period	$1.754	$1.529	$1.323	$1.512	$1.451	$1.111	$0.966	$1.02	$0.973	$0.673
Number of Accumulation Units outstanding at end of period (in thousands)	414	447	589	635	935	987	1,146	1,711	1,683	1,846
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016	0.969	0.671	—
Accumulation Unit Value at end of period	$1.74	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961	1.016	0.969	—
Number of Accumulation Units outstanding at end of period (in thousands)	1,554	1,601	1,714	1,813	1,865	1,813	1,975	1,737	1,049	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.508	$1.306	$1.493	$1.435	$1.100	$0.958	$1.012	$0.966	$0.669	$1.422
Accumulation Unit Value at end of period	$1.728	$1.508	$1.306	$1.493	$1.435	$1.100	$0.958	$1.012	$0.966	$0.669
Number of Accumulation Units outstanding at end of period (in thousands)	1,780	1,997	2,848	3,157	2,705	2,611	2,421	2,022	1,722	966
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.922	$19.881	$22.775	$21.923	$16.822	$14.668	$15.528	14.846	10.295	—
Accumulation Unit Value at end of period	$26.229	$22.922	$19.881	$22.775	$21.923	$16.822	$14.668	15.528	14.846	—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	1	3	2	—	2	2	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.738	$19.74	$22.636	$21.812	$16.753	$14.623	$15.496	14.83	10.294	—
Accumulation Unit Value at end of period	$25.992	$22.738	$19.74	$22.636	$21.812	$16.753	$14.623	15.496	14.83	—
Number of Accumulation Units outstanding at end of period (in thousands)	11	16	12	14	12	10	14	9	4	—

55

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.140	$10.168	$10.549	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.678	$11.140	$10.168	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	102	113	121	—	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$11.097	$10.149	$10.545	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.598	$11.097	$10.149	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	40	42	—	—	—	—	—	—	—
With Principal First Preferred
Accumulation Unit Value at beginning of period	$11.097	$10.149	$10.545	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.598	$11.097	$10.149	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	40	42	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.076	$10.140	$10.544	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.558	$11.076	$10.140	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	18	16	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.065	$10.136	$10.543	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.539	$11.065	$10.136	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	36	49	—	—	—	—	—	—	—
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$11.054	$10.131	$10.542	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.519	$11.054	$10.131	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	53	82	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$11.033	$10.122	$10.541	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.480	$11.033	$10.122	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	43	62	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.033	$10.122	$10.541	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.480	$11.033	$10.122	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	43	62	—	—	—	—	—	—	—
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.023	$10.117	$10.540	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.460	$11.023	$10.117	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	30	32	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.002	$10.108	$10.538	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.421	$11.002	$10.108	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	11	—	—	—	—	—	—	—

56

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.991	$10.103	$10.537	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.401	$10.991	$10.103	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	22	22	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.981	$10.098	$10.537	$—	$—	$—	$—	—	—	—
Accumulation Unit Value at end of period	$13.382	$10.981	$10.098	$—	$—	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	71	78	99	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.97	$10.094	$10.536	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.362	$10.97	$10.094	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	45	52	—	—	—	—	—	—	—
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.938	$10.08	$10.533	$—	$—	$—	$—	—	—	—
Accumulation Unit Value at end of period	$13.304	$10.938	$10.08	$—	$—	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	4	2	3	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.918	$10.071	$10.532	$—	$—	$—	$—	—	—	—
Accumulation Unit Value at end of period	$13.265	$10.918	$10.071	$—	$—	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	5	6	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.236	$22.006	$22.693	$22.210	$17.666	$14.561	$15.473	$14.000	$10.784	$16.554
Accumulation Unit Value at end of period	$28.357	$23.236	$22.006	$22.693	$22.210	$17.666	$14.561	$15.473	$14.000	$10.784
Number of Accumulation Units outstanding at end of period (in thousands)	37	37	40	39	54	76	90	104	111	114
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$20.435	$19.392	$20.038	$19.650	$15.661	$12.935	$13.772	$12.486	$9.637	$14.823
Accumulation Unit Value at end of period	$24.889	$20.435	$19.392	$20.038	$19.650	$15.661	$12.935	$13.772	$12.486	$9.637
Number of Accumulation Units outstanding at end of period (in thousands)	38	47	54	65	93	121	127	145	169	158
With Principal First Preferred
Accumulation Unit Value at beginning of period	$20.435	$19.392	$20.038	$19.650	$15.661	$12.935	$13.772	$12.486	$9.637	$14.823
Accumulation Unit Value at end of period	$24.889	$20.435	$19.392	$20.038	$19.650	$15.661	$12.935	$13.772	$12.486	$9.637
Number of Accumulation Units outstanding at end of period (in thousands)	38	47	54	65	93	121	127	145	169	158
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.254	$21.139	$21.865	$21.464	$17.123	$14.156	$15.088	$13.693	$10.579	$16.288
Accumulation Unit Value at end of period	$27.078	$22.254	$21.139	$21.865	$21.464	$17.123	$14.156	$15.088	$13.693	$10.579
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	9	8	4	10	9	4	5	5

57

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.933	$20.845	$21.571	$21.186	$16.910	$13.987	$14.915	$13.542	$10.468	$16.125
Accumulation Unit Value at end of period	$26.674	$21.933	$20.845	$21.571	$21.186	$16.910	$13.987	$14.915	$13.542	$10.468
Number of Accumulation Units outstanding at end of period (in thousands)	47	61	70	88	98	75	77	111	147	169
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$19.795	$18.822	$19.487	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485	$14.619
Accumulation Unit Value at end of period	$24.061	$19.795	$18.822	$19.487	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485
Number of Accumulation Units outstanding at end of period (in thousands)	19	16	19	23	32	75	67	56	70	92
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$21.464	$20.429	$21.173	$20.826	$16.648	$13.791	$14.728	$13.392	$10.367	$15.995
Accumulation Unit Value at end of period	$26.064	$21.464	$20.429	$21.173	$20.826	$16.648	$13.791	$14.728	$13.392	$10.367
Number of Accumulation Units outstanding at end of period (in thousands)	28	36	39	51	67	70	83	99	131	175
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.464	$20.429	$21.173	$20.826	$16.648	$13.791	$14.728	$13.392	$10.367	$15.995
Accumulation Unit Value at end of period	$26.064	$21.464	$20.429	$21.173	$20.826	$16.648	$13.791	$14.728	$13.392	$10.367
Number of Accumulation Units outstanding at end of period (in thousands)	28	36	39	51	67	70	83	99	131	175
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.310	$20.293	$21.042	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334	$15.952
Accumulation Unit Value at end of period	$25.864	$21.310	$20.293	$21.042	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334
Number of Accumulation Units outstanding at end of period (in thousands)	36	40	56	79	97	142	144	163	213	287
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.101	$18.208	$18.899	$18.617	$14.905	$12.365	$13.225	$12.044	$9.338	$14.428
Accumulation Unit Value at end of period	$23.160	$19.101	$18.208	$18.899	$18.617	$14.905	$12.365	$13.225	$12.044	$9.338
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	3	3	3	7	7	9	10
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.854	$19.888	$20.653	$20.356	$16.305	$13.533	$14.482	$13.195	$10.235	$15.823
Accumulation Unit Value at end of period	$25.272	$20.854	$19.888	$20.653	$20.356	$16.305	$13.533	$14.482	$13.195	$10.235
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	13	13	12	8	8	5	11	12
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109	11.95	9.274	—
Accumulation Unit Value at end of period	$22.797	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245	13.109	11.95	—
Number of Accumulation Units outstanding at end of period (in thousands)	42	41	53	58	53	52	40	29	14	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.699	$17.851	$18.556	$18.307	$14.678	$12.196	$13.063	$11.915	$9.251	$14.316
Accumulation Unit Value at end of period	$22.638	$18.699	$17.851	$18.556	$18.307	$14.678	$12.196	$13.063	$11.915	$9.251
Number of Accumulation Units outstanding at end of period (in thousands)	45	48	50	60	64	63	59	25	18	14
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.141	$20.213	$21.043	$20.792	$16.695	$13.892	$14.903	13.613	10.586	—
Accumulation Unit Value at end of period	$25.557	$21.141	$20.213	$21.043	$20.792	$16.695	$13.892	14.903	13.613	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	1	1	—	—	—	—	—	—

58

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.97	$20.07	$20.915	$20.686	$16.627	$13.849	$14.872	13.598	10.585	—
Accumulation Unit Value at end of period	$25.325	$20.97	$20.07	$20.915	$20.686	$16.627	$13.849	14.872	13.598	—
Number of Accumulation Units outstanding at end of period (in thousands)	6	4	4	4	3	10	2	1	1	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.530	$16.404	$15.505	$14.469	$10.748	$9.309	$9.494	$8.369	$6.180	$10.039
Accumulation Unit Value at end of period	$21.366	$16.530	$16.404	$15.505	$14.469	$10.748	$9.309	$9.494	$8.369	$6.180
Number of Accumulation Units outstanding at end of period (in thousands)	240	272	303	352	472	295	286	343	339	345
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$10.693	$10.632	$10.070	$9.416	$7.009	$6.082	$6.216	$5.490	$4.062	$6.612
Accumulation Unit Value at end of period	$13.793	$10.693	$10.632	$10.070	$9.416	$7.009	$6.082	$6.216	$5.490	$4.062
Number of Accumulation Units outstanding at end of period (in thousands)	253	308	342	500	469	540	855	610	610	726
With Principal First Preferred
Accumulation Unit Value at beginning of period	$10.693	$10.632	$10.070	$9.416	$7.009	$6.082	$6.216	$5.490	$4.062	$6.612
Accumulation Unit Value at end of period	$13.793	$10.693	$10.632	$10.070	$9.416	$7.009	$6.082	$6.216	$5.490	$4.062
Number of Accumulation Units outstanding at end of period (in thousands)	253	308	342	500	469	540	855	610	610	726
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.831	$15.758	$14.939	$13.982	$10.418	$9.050	$9.258	$8.185	$6.062	$9.878
Accumulation Unit Value at end of period	$20.401	$15.831	$15.758	$14.939	$13.982	$10.418	$9.050	$9.258	$8.185	$6.062
Number of Accumulation Units outstanding at end of period (in thousands)	12	9	9	13	12	15	17	19	38	25
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.602	$15.538	$14.738	$13.801	$10.288	$8.941	$9.152	$8.095	$5.999	$9.779
Accumulation Unit Value at end of period	$20.097	$15.602	$15.538	$14.738	$13.801	$10.288	$8.941	$9.152	$8.095	$5.999
Number of Accumulation Units outstanding at end of period (in thousands)	289	378	419	476	597	300	312	350	399	409
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$10.357	$10.320	$9.793	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998	$6.521
Accumulation Unit Value at end of period	$13.334	$10.357	$10.320	$9.793	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998
Number of Accumulation Units outstanding at end of period (in thousands)	152	132	269	196	199	231	278	310	398	520
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$15.269	$15.228	$14.466	$13.567	$10.129	$8.816	$9.037	$8.005	$5.941	$9.700
Accumulation Unit Value at end of period	$19.637	$15.269	$15.228	$14.466	$13.567	$10.129	$8.816	$9.037	$8.005	$5.941
Number of Accumulation Units outstanding at end of period (in thousands)	116	126	159	173	201	291	283	239	267	264
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.269	$15.228	$14.466	$13.567	$10.129	$8.816	$9.037	$8.005	$5.941	$9.700
Accumulation Unit Value at end of period	$19.637	$15.269	$15.228	$14.466	$13.567	$10.129	$8.816	$9.037	$8.005	$5.941
Number of Accumulation Units outstanding at end of period (in thousands)	116	126	159	173	201	291	283	239	267	264

59

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.159	$15.127	$14.376	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922	$9.674
Accumulation Unit Value at end of period	$19.486	$15.159	$15.127	$14.376	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922
Number of Accumulation Units outstanding at end of period (in thousands)	315	371	514	533	664	965	687	766	860	792
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.994	$9.983	$9.497	$8.920	$6.670	$5.814	$5.969	$5.295	$3.936	$6.436
Accumulation Unit Value at end of period	$12.835	$9.994	$9.983	$9.497	$8.920	$6.670	$5.814	$5.969	$5.295	$3.936
Number of Accumulation Units outstanding at end of period (in thousands)	22	21	53	26	34	35	41	44	53	57
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.834	$14.825	$14.111	$13.260	$9.92	$8.651	$8.886	$7.887	$5.865	$9.595
Accumulation Unit Value at end of period	$19.041	$14.834	$14.825	$14.111	$13.260	$9.92	$8.651	$8.886	$7.887	$5.865
Number of Accumulation Units outstanding at end of period (in thousands)	40	48	58	45	53	53	52	51	63	55
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917	5.254	3.909	—
Accumulation Unit Value at end of period	$12.634	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757	5.917	5.254	—
Number of Accumulation Units outstanding at end of period (in thousands)	245	260	372	286	294	275	162	60	46	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.873	$9.876	$9.41	$8.852	$6.628	$5.787	$5.95	$5.286	$3.935	$6.444
Accumulation Unit Value at end of period	$12.66	$9.873	$9.876	$9.41	$8.852	$6.628	$5.787	$5.95	$5.286	$3.935
Number of Accumulation Units outstanding at end of period (in thousands)	430	448	534	443	488	481	235	171	188	184
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.034	$25.081	$23.932	$22.546	$16.908	$14.783	$15.222	13.546	10.098	—
Accumulation Unit Value at end of period	$32.052	$25.034	$25.081	$23.932	$22.546	$16.908	$14.783	15.222	13.546	—
Number of Accumulation Units outstanding at end of period (in thousands)	3	13	18	2	1	1	1	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.832	$24.903	$23.787	$22.431	$16.839	$14.738	$15.191	13.531	10.097	—
Accumulation Unit Value at end of period	$31.762	$24.832	$24.903	$23.787	$22.431	$16.839	$14.738	15.191	13.531	—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	4	5	6	6	6	4	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.183	$9.988	$10.602	$10.484	$10.142	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.736	$11.183	$9.988	$10.602	$10.484	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	378	415	510	629	811	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$11.105	$9.938	$10.569	$10.473	$10.139	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.630	$11.105	$9.938	$10.569	$10.473	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	287	370	430	562	1,372	—	—	—	—	—

60

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First Preferred
Accumulation Unit Value at beginning of period	$11.105	$9.938	$10.569	$10.473	$10.139	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.630	$11.105	$9.938	$10.569	$10.473	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	287	370	430	562	1,372	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.066	$9.913	$10.554	$10.468	$10.138	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.578	$11.066	$9.913	$10.554	$10.468	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	57	49	82	120	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.046	$9.901	$10.546	$10.465	$10.137	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.552	$11.046	$9.901	$10.546	$10.465	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	376	426	420	533	782	—	—	—	—	—
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$11.027	$9.888	$10.538	$10.462	$10.136	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.526	$11.027	$9.888	$10.538	$10.462	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	325	415	505	617	785	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$10.988	$9.863	$10.522	$10.457	$10.135	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.474	$10.988	$9.863	$10.522	$10.457	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	281	313	332	469	641	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.988	$9.863	$10.522	$10.457	$10.135	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.474	$10.988	$9.863	$10.522	$10.457	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	281	313	332	469	641	—	—	—	—	—
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.969	$9.851	$10.514	$10.454	$10.134	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.448	$10.969	$9.851	$10.514	$10.454	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	620	826	977	1,272	1,777	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.931	$9.826	$10.498	$10.449	$10.133	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.396	$10.931	$9.826	$10.498	$10.449	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	50	66	37	45	58	—	—	—	—	—
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.911	$9.814	$10.49	$10.446	$10.132	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.371	$10.911	$9.814	$10.49	$10.446	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	75	87	97	111	133	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.892	$9.802	$10.482	$10.443	$10.132	$—	$—	—	—	—
Accumulation Unit Value at end of period	$11.345	$10.892	$9.802	$10.482	$10.443	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	325	391	399	439	500	—	—	—	—	—

61

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.873	$9.789	$10.474	$10.441	$10.131	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.32	$10.873	$9.789	$10.474	$10.441	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	609	573	628	674	817	—	—	—	—	—
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.816	$9.753	$10.45	$10.433	$10.129	$—	$—	—	—	—
Accumulation Unit Value at end of period	$11.243	$10.816	$9.753	$10.45	$10.433	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	34	28	20	22	11	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.778	$9.728	$10.435	$10.427	$10.127	$—	$—	—	—	—
Accumulation Unit Value at end of period	$11.193	$10.778	$9.728	$10.435	$10.427	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	28	32	54	72	55	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.914	$14.899	$15.114	$13.842	$10.657	$9.090	$9.448	$8.645	$6.926	$10.522
Accumulation Unit Value at end of period	$19.308	$15.914	$14.899	$15.114	$13.842	$10.657	$9.090	$9.448	$8.645	$6.926
Number of Accumulation Units outstanding at end of period (in thousands)	311	349	408	507	713	1,167	1,483	1,719	1,912	2,199
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$15.284	$14.339	$14.575	$13.375	$10.317	$8.818	$9.183	$8.420	$6.759	$10.290
Accumulation Unit Value at end of period	$18.507	$15.284	$14.339	$14.575	$13.375	$10.317	$8.818	$9.183	$8.420	$6.759
Number of Accumulation Units outstanding at end of period (in thousands)	510	658	868	1,112	1,575	2,348	3,343	4,289	5,016	5,411
With Principal First Preferred
Accumulation Unit Value at beginning of period	$15.284	$14.339	$14.575	$13.375	$10.317	$8.818	$9.183	$8.420	$6.759	$10.290
Accumulation Unit Value at end of period	$18.507	$15.284	$14.339	$14.575	$13.375	$10.317	$8.818	$9.183	$8.420	$6.759
Number of Accumulation Units outstanding at end of period (in thousands)	510	658	868	1,112	1,575	2,348	3,343	4,289	5,016	5,411
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.241	$14.313	$14.563	$13.377	$10.330	$8.838	$9.213	$8.456	$6.795	$10.354
Accumulation Unit Value at end of period	$18.437	$15.241	$14.313	$14.563	$13.377	$10.330	$8.838	$9.213	$8.456	$6.795
Number of Accumulation Units outstanding at end of period (in thousands)	34	39	44	60	70	91	109	140	160	174
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.021	$14.113	$14.367	$13.204	$10.201	$8.732	$9.107	$8.363	$6.723	$10.250
Accumulation Unit Value at end of period	$18.162	$15.021	$14.113	$14.367	$13.204	$10.201	$8.732	$9.107	$8.363	$6.723
Number of Accumulation Units outstanding at end of period (in thousands)	245	293	394	519	661	1,112	1,449	1,865	2,270	2,535
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$14.805	$13.917	$14.174	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653	$10.148
Accumulation Unit Value at end of period	$17.891	$14.805	$13.917	$14.174	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653
Number of Accumulation Units outstanding at end of period (in thousands)	226	266	329	389	468	642	815	1,095	1,425	1,757

62

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$14.700	$13.832	$14.102	$12.980	$10.043	$8.609	$8.993	$8.270	$6.659	$10.167
Accumulation Unit Value at end of period	$17.746	$14.700	$13.832	$14.102	$12.980	$10.043	$8.609	$8.993	$8.270	$6.659
Number of Accumulation Units outstanding at end of period (in thousands)	290	348	431	574	777	1,221	1,695	2,142	2,652	2,926
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.700	$13.832	$14.102	$12.980	$10.043	$8.609	$8.993	$8.270	$6.659	$10.167
Accumulation Unit Value at end of period	$17.746	$14.700	$13.832	$14.102	$12.980	$10.043	$8.609	$8.993	$8.270	$6.659
Number of Accumulation Units outstanding at end of period (in thousands)	290	348	431	574	777	1,221	1,695	2,142	2,652	2,926
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.594	$13.739	$14.014	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637	$10.140
Accumulation Unit Value at end of period	$17.610	$14.594	$13.739	$14.014	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637
Number of Accumulation Units outstanding at end of period (in thousands)	861	1,104	1,377	1,826	2,499	3,757	4,700	6,286	7,724	8,589
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.287	$13.463	$13.746	$12.671	$9.819	$8.430	$8.819	$8.122	$6.550	$10.015
Accumulation Unit Value at end of period	$17.221	$14.287	$13.463	$13.746	$12.671	$9.819	$8.430	$8.819	$8.122	$6.550
Number of Accumulation Units outstanding at end of period (in thousands)	15	18	20	28	41	48	69	77	114	150
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.282	$13.465	$13.756	$12.686	$9.835	$8.449	$8.843	$8.148	$6.574	$10.058
Accumulation Unit Value at end of period	$17.208	$14.282	$13.465	$13.756	$12.686	$9.835	$8.449	$8.843	$8.148	$6.574
Number of Accumulation Units outstanding at end of period (in thousands)	56	57	61	69	84	96	134	198	212	233
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741	8.059	6.505	—
Accumulation Unit Value at end of period	$16.952	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348	8.741	8.059	—
Number of Accumulation Units outstanding at end of period (in thousands)	237	268	300	333	388	437	577	419	171	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.287	$13.483	$13.788	$12.729	$9.878	$8.494	$8.899	$8.208	$6.629	$10.152
Accumulation Unit Value at end of period	$17.196	$14.287	$13.483	$13.788	$12.729	$9.878	$8.494	$8.899	$8.208	$6.629
Number of Accumulation Units outstanding at end of period (in thousands)	567	641	726	868	965	861	889	644	411	303
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.763	$20.57	$21.066	$19.477	$15.138	$13.036	$13.678	12.635	10.219	—
Accumulation Unit Value at end of period	$26.155	$21.763	$20.57	$21.066	$19.477	$15.138	$13.036	13.678	12.635	—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	4	3	3	4	4	1	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.587	$20.424	$20.938	$19.378	$15.076	$12.995	$13.649	12.622	10.218	—
Accumulation Unit Value at end of period	$25.918	$21.587	$20.424	$20.938	$19.378	$15.076	$12.995	13.649	12.622	—
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	19	20	28	30	31	21	9	—

63

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.571	$10.132	$10.389	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.354	$10.571	$10.132	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	87	93	98	—	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$10.531	$10.113	$10.386	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.277	$10.531	$10.113	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	103	105	—	—	—	—	—	—	—
With Principal First Preferred
Accumulation Unit Value at beginning of period	$10.531	$10.113	$10.386	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.277	$10.531	$10.113	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	103	105	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.511	$10.104	$10.385	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.238	$10.511	$10.104	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.501	$10.099	$10.384	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.219	$10.501	$10.099	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	55	61	86	—	—	—	—	—	—	—
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$10.491	$10.095	$10.383	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.199	$10.491	$10.095	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	158	228	263	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$10.471	$10.085	$10.382	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.161	$10.471	$10.085	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	144	168	183	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.471	$10.085	$10.382	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.161	$10.471	$10.085	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	144	168	183	—	—	—	—	—	—	—
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.460	$10.081	$10.381	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.142	$10.460	$10.081	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	151	193	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.440	$10.071	$10.379	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.104	$10.440	$10.071	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	9	—	—	—	—	—	—	—

64

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.43	$10.067	$10.378	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.084	$10.43	$10.067	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	42	43	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.42	$10.062	$10.378	$—	$—	$—	$—	—	—	—
Accumulation Unit Value at end of period	$13.065	$10.42	$10.062	$—	$—	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	68	84	95	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.41	$10.058	$10.377	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.046	$10.41	$10.058	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	103	105	96	—	—	—	—	—	—	—
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.381	$10.044	$10.375	$—	$—	$—	$—	—	—	—
Accumulation Unit Value at end of period	$12.989	$10.381	$10.044	$—	$—	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	5	2	2	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.361	$10.035	$10.373	$—	$—	$—	$—	—	—	—
Accumulation Unit Value at end of period	$12.951	$10.361	$10.035	$—	$—	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	6	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.961	$8.684	$8.439	$7.881	$5.818	$5.076	$5.490	$4.305	$3.087	$6.479
Accumulation Unit Value at end of period	$11.194	$8.961	$8.684	$8.439	$7.881	$5.818	$5.076	$5.490	$4.305	$3.087
Number of Accumulation Units outstanding at end of period (in thousands)	205	240	297	285	337	527	689	964	975	1,108
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$9.380	$9.108	$8.869	$8.299	$6.138	$5.366	$5.816	$4.570	$3.283	$6.905
Accumulation Unit Value at end of period	$11.694	$9.380	$9.108	$8.869	$8.299	$6.138	$5.366	$5.816	$4.570	$3.283
Number of Accumulation Units outstanding at end of period (in thousands)	181	213	235	438	403	521	728	1,316	1,298	1,069
With Principal First Preferred
Accumulation Unit Value at beginning of period	$9.380	$9.108	$8.869	$8.299	$6.138	$5.366	$5.816	$4.570	$3.283	$6.905
Accumulation Unit Value at end of period	$11.694	$9.380	$9.108	$8.869	$8.299	$6.138	$5.366	$5.816	$4.570	$3.283
Number of Accumulation Units outstanding at end of period (in thousands)	181	213	235	438	403	521	728	1,316	1,298	1,069
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.572	$8.332	$8.122	$7.607	$5.632	$4.929	$5.348	$4.206	$3.025	$6.368
Accumulation Unit Value at end of period	$10.676	$8.572	$8.332	$8.122	$7.607	$5.632	$4.929	$5.348	$4.206	$3.025
Number of Accumulation Units outstanding at end of period (in thousands)	24	29	31	39	55	59	104	154	121	100

65

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.470	$8.237	$8.033	$7.528	$5.576	$4.882	$5.300	$4.170	$3.001	$6.320
Accumulation Unit Value at end of period	$10.544	$8.470	$8.237	$8.033	$7.528	$5.576	$4.882	$5.300	$4.170	$3.001
Number of Accumulation Units outstanding at end of period (in thousands)	166	214	272	291	396	597	770	1,163	1,405	1,559
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$9.086	$8.840	$8.625	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232	$6.810
Accumulation Unit Value at end of period	$11.304	$9.086	$8.840	$8.625	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232
Number of Accumulation Units outstanding at end of period (in thousands)	197	257	388	409	549	673	800	1,276	1,549	1,613
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$8.289	$8.073	$7.884	$7.400	$5.490	$4.814	$5.233	$4.124	$2.972	$6.269
Accumulation Unit Value at end of period	$10.303	$8.289	$8.073	$7.884	$7.400	$5.490	$4.814	$5.233	$4.124	$2.972
Number of Accumulation Units outstanding at end of period (in thousands)	197	207	316	349	414	506	746	1,027	989	1,006
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.289	$8.073	$7.884	$7.400	$5.490	$4.814	$5.233	$4.124	$2.972	$6.269
Accumulation Unit Value at end of period	$10.303	$8.289	$8.073	$7.884	$7.400	$5.490	$4.814	$5.233	$4.124	$2.972
Number of Accumulation Units outstanding at end of period (in thousands)	197	207	316	349	414	506	746	1,027	989	1,006
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.229	$8.019	$7.836	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962	$6.252
Accumulation Unit Value at end of period	$10.224	$8.229	$8.019	$7.836	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962
Number of Accumulation Units outstanding at end of period (in thousands)	300	459	660	607	835	1,065	1,365	4,177	3,985	2,230
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.767	$8.551	$8.365	$7.862	$5.842	$5.130	$5.585	$4.408	$3.181	$6.721
Accumulation Unit Value at end of period	$10.881	$8.767	$8.551	$8.365	$7.862	$5.842	$5.130	$5.585	$4.408	$3.181
Number of Accumulation Units outstanding at end of period (in thousands)	24	30	52	68	80	131	149	174	193	215
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.053	$7.859	$7.691	$7.233	$5.377	$4.724	$5.146	$4.063	$2.934	$6.201
Accumulation Unit Value at end of period	$9.99	$8.053	$7.859	$7.691	$7.233	$5.377	$4.724	$5.146	$4.063	$2.934
Number of Accumulation Units outstanding at end of period (in thousands)	54	58	67	75	115	120	135	184	204	249
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.638	$8.434	$8.258	$7.77	$5.779	$5.08	$5.536	4.374	3.16	—
Accumulation Unit Value at end of period	$10.711	$8.638	$8.434	$8.258	$7.77	$5.779	$5.08	5.536	4.374	—
Number of Accumulation Units outstanding at end of period (in thousands)	196	210	250	240	247	243	290	340	196	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.582	$8.384	$8.213	$7.731	$5.753	$5.06	$5.517	$4.361	$3.152	$6.669
Accumulation Unit Value at end of period	$10.636	$8.582	$8.384	$8.213	$7.731	$5.753	$5.06	$5.517	$4.361	$3.152
Number of Accumulation Units outstanding at end of period (in thousands)	473	436	602	398	344	341	299	430	127	63
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.425	$26.83	$26.322	$24.817	$18.494	$16.29	$17.789	14.081	10.193	—
Accumulation Unit Value at end of period	$33.935	$27.425	$26.83	$26.322	$24.817	$18.494	$16.29	17.789	14.081	—
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	6	3	3	1	1	1	—	—

66

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.204	$26.64	$26.162	$24.69	$18.418	$16.240	$17.751	14.066	10.192	—
Accumulation Unit Value at end of period	$33.628	$27.204	$26.64	$26.162	$24.69	$18.418	$16.240	17.751	14.066	—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	5	3	5	7	4	4	9	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.692	$23.020	$23.852	$26.147	$18.783	$15.752	$17.847	$13.308	$8.291	$13.893
Accumulation Unit Value at end of period	$30.763	$24.692	$23.020	$23.852	$26.147	$18.783	$15.752	$17.847	$13.308	$8.291
Number of Accumulation Units outstanding at end of period (in thousands)	162	185	215	263	354	541	657	792	944	1,104
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$15.861	$14.816	$15.383	$16.897	$12.162	$10.220	$11.602	$8.669	$5.411	$9.086
Accumulation Unit Value at end of period	$19.721	$15.861	$14.816	$15.383	$16.897	$12.162	$10.220	$11.602	$8.669	$5.411
Number of Accumulation Units outstanding at end of period (in thousands)	307	412	488	668	948	1,351	2,085	2,579	3,459	3,750
With Principal First Preferred
Accumulation Unit Value at beginning of period	$15.861	$14.816	$15.383	$16.897	$12.162	$10.220	$11.602	$8.669	$5.411	$9.086
Accumulation Unit Value at end of period	$19.721	$15.861	$14.816	$15.383	$16.897	$12.162	$10.220	$11.602	$8.669	$5.411
Number of Accumulation Units outstanding at end of period (in thousands)	307	412	488	668	948	1,351	2,085	2,579	3,459	3,750
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$23.649	$22.113	$22.982	$25.268	$18.206	$15.314	$17.403	$13.016	$8.133	$13.670
Accumulation Unit Value at end of period	$29.374	$23.649	$22.113	$22.982	$25.268	$18.206	$15.314	$17.403	$13.016	$8.133
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	21	27	39	51	60	81	84	65
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.307	$21.804	$22.672	$24.941	$17.979	$15.131	$17.203	$12.873	$8.048	$13.533
Accumulation Unit Value at end of period	$28.935	$23.307	$21.804	$22.672	$24.941	$17.979	$15.131	$17.203	$12.873	$8.048
Number of Accumulation Units outstanding at end of period (in thousands)	92	110	137	202	261	458	663	941	1,107	1,289
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$15.364	$14.380	$14.960	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326	$8.961
Accumulation Unit Value at end of period	$19.064	$15.364	$14.380	$14.960	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326
Number of Accumulation Units outstanding at end of period (in thousands)	94	130	156	212	388	456	586	766	942	1,028
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$22.808	$21.370	$22.254	$24.517	$17.700	$14.919	$16.987	$12.730	$7.971	$13.424
Accumulation Unit Value at end of period	$28.274	$22.808	$21.370	$22.254	$24.517	$17.700	$14.919	$16.987	$12.730	$7.971
Number of Accumulation Units outstanding at end of period (in thousands)	129	145	173	262	354	567	742	1,006	1,221	1,169
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.808	$21.370	$22.254	$24.517	$17.700	$14.919	$16.987	$12.730	$7.971	$13.424
Accumulation Unit Value at end of period	$28.274	$22.808	$21.370	$22.254	$24.517	$17.700	$14.919	$16.987	$12.730	$7.971
Number of Accumulation Units outstanding at end of period (in thousands)	129	145	173	262	354	567	742	1,006	1,221	1,169

67

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.644	$21.227	$22.116	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945	$13.388
Accumulation Unit Value at end of period	$28.057	$22.644	$21.227	$22.116	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945
Number of Accumulation Units outstanding at end of period (in thousands)	300	398	528	729	1,039	1,490	2,484	2,991	4,336	4,908
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.825	$13.911	$14.508	$16.008	$11.574	$9.770	$11.141	$8.362	$5.243	$8.844
Accumulation Unit Value at end of period	$18.350	$14.825	$13.911	$14.508	$16.008	$11.574	$9.770	$11.141	$8.362	$5.243
Number of Accumulation Units outstanding at end of period (in thousands)	19	25	18	21	40	25	36	50	76	101
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.16	$20.804	$21.708	$23.964	$17.335	$14.64	$16.704	$12.543	$7.869	$13.279
Accumulation Unit Value at end of period	$27.415	$22.16	$20.804	$21.708	$23.964	$17.335	$14.64	$16.704	$12.543	$7.869
Number of Accumulation Units outstanding at end of period (in thousands)	13	16	21	25	88	104	127	75	76	77
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.607	$13.72	$14.324	$15.82	$11.45	$9.675	$11.044	8.297	5.208	—
Accumulation Unit Value at end of period	$18.063	$14.607	$13.72	$14.324	$15.82	$11.45	$9.675	11.044	8.297	—
Number of Accumulation Units outstanding at end of period (in thousands)	173	206	231	234	417	417	527	330	174	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.513	$13.638	$14.245	$15.741	$11.399	$9.636	$11.005	$8.272	$5.195	$8.775
Accumulation Unit Value at end of period	$17.937	$14.513	$13.638	$14.245	$15.741	$11.399	$9.636	$11.005	$8.272	$5.195
Number of Accumulation Units outstanding at end of period (in thousands)	423	457	528	653	750	695	768	525	296	233
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.377	$28.589	$29.906	$33.097	$24.002	$20.321	$23.243	17.497	11.005	—
Accumulation Unit Value at end of period	$37.487	$30.377	$28.589	$29.906	$33.097	$24.002	$20.321	23.243	17.497	—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	23	14	14	5	2	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.132	$28.387	$29.725	$32.928	$23.904	$20.258	$23.195	17.478	11.004	—
Accumulation Unit Value at end of period	$37.147	$30.132	$28.387	$29.725	$32.928	$23.904	$20.258	23.195	17.478	—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	8	9	31	10	27	19	14	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Research International Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.316	$9.538	$10.510	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.757	$9.316	$9.538	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	69	82	98	—	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$9.281	$9.521	$10.507	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.688	$9.281	$9.521	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	119	151	—	—	—	—	—	—	—

68

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First Preferred
Accumulation Unit Value at beginning of period	$9.281	$9.521	$10.507	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.688	$9.281	$9.521	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	119	151	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.263	$9.512	$10.505	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.654	$9.263	$9.512	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	15	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.254	$9.508	$10.504	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.637	$9.254	$9.508	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	97	117	64	—	—	—	—	—	—	—
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$9.245	$9.503	$10.504	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.620	$9.245	$9.503	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	42	44	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$9.227	$9.495	$10.502	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.586	$9.227	$9.495	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	38	46	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.227	$9.495	$10.502	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.586	$9.227	$9.495	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	38	46	—	—	—	—	—	—	—
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.219	$9.490	$10.501	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.569	$9.219	$9.490	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	183	287	300	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.201	$9.482	$10.500	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.536	$9.201	$9.482	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	9	9	—	—	—	—	—	—	—
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.192	$9.477	$10.499	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.519	$9.192	$9.477	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	9	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.183	$9.473	$10.498	$—	$—	$—	$—	—	—	—
Accumulation Unit Value at end of period	$11.502	$9.183	$9.473	$—	$—	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	72	77	89	—	—	—	—	—	—	—

69

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.174	$9.468	$10.497	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.485	$9.174	$9.468	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	118	122	197	—	—	—	—	—	—	—
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.148	$9.455	$10.495	$—	$—	$—	$—	—	—	—
Accumulation Unit Value at end of period	$11.435	$9.148	$9.455	$—	$—	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	3	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.131	$9.447	$10.493	$—	$—	$—	$—	—	—	—
Accumulation Unit Value at end of period	$11.402	$9.131	$9.447	$—	$—	$—	$—	—	—	—
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	11	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.926	$18.630	$18.789	$17.333	$13.321	$11.548	$11.793	$10.345	$8.056	$12.815
Accumulation Unit Value at end of period	$24.181	$19.926	$18.630	$18.789	$17.333	$13.321	$11.548	$11.793	$10.345	$8.056
Number of Accumulation Units outstanding at end of period (in thousands)	31	33	38	33	48	45	43	45	32	48
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$19.460	$18.231	$18.423	$17.030	$13.114	$11.391	$11.656	$10.245	$7.995	$12.742
Accumulation Unit Value at end of period	$23.568	$19.460	$18.231	$18.423	$17.030	$13.114	$11.391	$11.656	$10.245	$7.995
Number of Accumulation Units outstanding at end of period (in thousands)	38	54	95	89	198	127	131	142	240	173
With Principal First Preferred
Accumulation Unit Value at beginning of period	$19.460	$18.231	$18.423	$17.030	$13.114	$11.391	$11.656	$10.245	$7.995	$12.742
Accumulation Unit Value at end of period	$23.568	$19.460	$18.231	$18.423	$17.030	$13.114	$11.391	$11.656	$10.245	$7.995
Number of Accumulation Units outstanding at end of period (in thousands)	38	54	95	89	198	127	131	142	240	173
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.231	$18.034	$18.243	$16.880	$13.011	$11.313	$11.588	$10.196	$7.964	$12.706
Accumulation Unit Value at end of period	$23.267	$19.231	$18.034	$18.243	$16.880	$13.011	$11.313	$11.588	$10.196	$7.964
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	3	7	17	3	3	5
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.117	$17.937	$18.153	$16.805	$12.960	$11.275	$11.555	$10.171	$7.949	$12.688
Accumulation Unit Value at end of period	$23.118	$19.117	$17.937	$18.153	$16.805	$12.960	$11.275	$11.555	$10.171	$7.949
Number of Accumulation Units outstanding at end of period (in thousands)	27	28	34	57	49	55	88	66	90	81
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$19.005	$17.840	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933	$12.670
Accumulation Unit Value at end of period	$22.970	$19.005	$17.840	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933
Number of Accumulation Units outstanding at end of period (in thousands)	20	13	13	91	18	52	31	43	45	26

70

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$18.781	$17.647	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097	$7.903	$12.634
Accumulation Unit Value at end of period	$22.677	$18.781	$17.647	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097	$7.903
Number of Accumulation Units outstanding at end of period (in thousands)	37	43	50	59	74	69	71	74	66	35
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.781	$17.647	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097	$7.903	$12.634
Accumulation Unit Value at end of period	$22.677	$18.781	$17.647	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097	$7.903
Number of Accumulation Units outstanding at end of period (in thousands)	37	43	50	59	74	69	71	74	66	35
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.670	$17.552	$17.799	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888	$12.616
Accumulation Unit Value at end of period	$22.532	$18.670	$17.552	$17.799	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888
Number of Accumulation Units outstanding at end of period (in thousands)	38	77	93	141	167	225	205	205	267	181
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.450	$17.363	$17.625	$16.365	$12.659	$11.046	$11.354	$10.024	$7.858	$12.581
Accumulation Unit Value at end of period	$22.245	$18.450	$17.363	$17.625	$16.365	$12.659	$11.046	$11.354	$10.024	$7.858
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	1	1	1	12	13	13
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.341	$17.269	$17.539	$16.293	$12.61	$11.008	$11.321	$10	$7.843	$12.563
Accumulation Unit Value at end of period	$22.102	$18.341	$17.269	$17.539	$16.293	$12.61	$11.008	$11.321	$10	$7.843
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	5	5	5	2	1	—	1	1
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.233	$17.176	$17.452	$16.221	$12.56	$10.97	$11.288	9.976	7.827	—
Accumulation Unit Value at end of period	$21.961	$18.233	$17.176	$17.452	$16.221	$12.56	$10.97	11.288	9.976	—
Number of Accumulation Units outstanding at end of period (in thousands)	45	49	57	58	36	28	16	12	3	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.126	$17.083	$17.367	$16.15	$12.511	$10.933	$11.255	$9.952	$7.812	$12.527
Accumulation Unit Value at end of period	$21.82	$18.126	$17.083	$17.367	$16.15	$12.511	$10.933	$11.255	$9.952	$7.812
Number of Accumulation Units outstanding at end of period (in thousands)	58	69	69	97	46	42	19	8	1	—
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.449	$22.133	$22.535	$20.987	$16.283	$14.25	$14.692	13.01	10.229	—
Accumulation Unit Value at end of period	$28.186	$23.449	$22.133	$22.535	$20.987	$16.283	$14.25	14.692	13.01	—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	3	—	—	—	—	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.26	$21.976	$22.398	$20.88	$16.216	$14.206	$14.661	12.996	10.228	—
Accumulation Unit Value at end of period	$27.931	$23.26	$21.976	$22.398	$20.88	$16.216	$14.206	14.661	12.996	—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	8	3	—	—	—	—	—

71

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.770	$13.431	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091	$10.507
Accumulation Unit Value at end of period	$14.148	$13.770	$13.431	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091
Number of Accumulation Units outstanding at end of period (in thousands)	1,019	1,043	1,134	1,374	1,737	757	815	1,030	908	463
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$13.449	$13.143	$13.429	$12.924	$13.303	$12.624	$12.047	$11.419	$10.014	$10.448
Accumulation Unit Value at end of period	$13.791	$13.449	$13.143	$13.429	$12.924	$13.303	$12.624	$12.047	$11.419	$10.014
Number of Accumulation Units outstanding at end of period (in thousands)	299	329	399	526	814	1,438	1,536	1,815	1,780	1,020
With Principal First Preferred
Accumulation Unit Value at beginning of period	$13.449	$13.143	$13.429	$12.924	$13.303	$12.624	$12.047	$11.419	$10.014	$10.448
Accumulation Unit Value at end of period	$13.791	$13.449	$13.143	$13.429	$12.924	$13.303	$12.624	$12.047	$11.419	$10.014
Number of Accumulation Units outstanding at end of period (in thousands)	299	329	399	526	814	1,438	1,536	1,815	1,780	1,020
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.291	$13.002	$13.298	$12.811	$13.200	$12.538	$11.977	$11.364	$9.976	$10.419
Accumulation Unit Value at end of period	$13.615	$13.291	$13.002	$13.298	$12.811	$13.200	$12.538	$11.977	$11.364	$9.976
Number of Accumulation Units outstanding at end of period (in thousands)	37	59	63	97	104	113	85	169	137	71
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.212	$12.932	$13.233	$12.755	$13.148	$12.495	$11.942	$11.337	$9.957	$10.404
Accumulation Unit Value at end of period	$13.528	$13.212	$12.932	$13.233	$12.755	$13.148	$12.495	$11.942	$11.337	$9.957
Number of Accumulation Units outstanding at end of period (in thousands)	2,006	2,098	2,369	2,777	3,112	748	898	993	846	606
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$13.135	$12.862	$13.168	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938	$10.390
Accumulation Unit Value at end of period	$13.442	$13.135	$12.862	$13.168	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938
Number of Accumulation Units outstanding at end of period (in thousands)	239	261	289	374	456	603	688	651	716	529
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$12.980	$12.724	$13.040	$12.587	$12.995	$12.368	$11.838	$11.255	$9.900	$10.361
Accumulation Unit Value at end of period	$13.271	$12.980	$12.724	$13.040	$12.587	$12.995	$12.368	$11.838	$11.255	$9.900
Number of Accumulation Units outstanding at end of period (in thousands)	298	235	262	248	335	586	717	772	951	418
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.980	$12.724	$13.040	$12.587	$12.995	$12.368	$11.838	$11.255	$9.900	$10.361
Accumulation Unit Value at end of period	$13.271	$12.980	$12.724	$13.040	$12.587	$12.995	$12.368	$11.838	$11.255	$9.900
Number of Accumulation Units outstanding at end of period (in thousands)	298	235	262	248	335	586	717	772	951	418
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.904	$12.655	$12.976	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881	$10.346
Accumulation Unit Value at end of period	$13.186	$12.904	$12.655	$12.976	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881
Number of Accumulation Units outstanding at end of period (in thousands)	606	763	948	1,231	1,507	2,821	3,141	4,933	5,157	2,266
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.752	$12.519	$12.849	$12.422	$12.844	$12.243	$11.736	$11.174	$9.844	$10.317
Accumulation Unit Value at end of period	$13.018	$12.752	$12.519	$12.849	$12.422	$12.844	$12.243	$11.736	$11.174	$9.844
Number of Accumulation Units outstanding at end of period (in thousands)	30	23	19	41	40	46	41	61	46	42

72

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.677	$12.452	$12.786	$12.367	$12.794	$12.201	$11.702	$11.148	$9.825	$10.302
Accumulation Unit Value at end of period	$12.935	$12.677	$12.452	$12.786	$12.367	$12.794	$12.201	$11.702	$11.148	$9.825
Number of Accumulation Units outstanding at end of period (in thousands)	28	36	42	33	48	87	61	111	139	88
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668	11.121	9.806	—
Accumulation Unit Value at end of period	$12.852	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159	11.668	11.121	—
Number of Accumulation Units outstanding at end of period (in thousands)	285	269	278	291	255	265	282	211	67	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.528	$12.318	$12.662	$12.259	$12.694	$12.118	$11.634	$11.094	$9.788	$10.273
Accumulation Unit Value at end of period	$12.77	$12.528	$12.318	$12.662	$12.259	$12.694	$12.118	$11.634	$11.094	$9.788
Number of Accumulation Units outstanding at end of period (in thousands)	654	593	616	609	620	643	590	323	139	53
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.006	$12.807	$13.184	$12.784	$13.258	$12.675	$12.187	11.639	10.284	—
Accumulation Unit Value at end of period	$13.237	$13.006	$12.807	$13.184	$12.784	$13.258	$12.675	12.187	11.639	—
Number of Accumulation Units outstanding at end of period (in thousands)	15	19	15	16	21	32	22	11	1	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.902	$12.716	$13.104	$12.719	$13.204	$12.636	$12.161	11.626	10.283	—
Accumulation Unit Value at end of period	$13.118	$12.902	$12.716	$13.104	$12.719	$13.204	$12.636	12.161	11.626	—
Number of Accumulation Units outstanding at end of period (in thousands)	53	56	72	72	30	40	29	20	5	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.127	$18.756	$19.139	$17.933	$15.315	$13.994	$13.980	$12.928	$11.136	$14.539
Accumulation Unit Value at end of period	$22.233	$20.127	$18.756	$19.139	$17.933	$15.315	$13.994	$13.980	$12.928	$11.136
Number of Accumulation Units outstanding at end of period (in thousands)	773	856	995	1,191	1,527	2,181	2,657	3,098	3,611	4,436
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$18.505	$17.279	$17.667	$16.588	$14.194	$12.996	$13.008	$12.054	$10.403	$13.610
Accumulation Unit Value at end of period	$20.400	$18.505	$17.279	$17.667	$16.588	$14.194	$12.996	$13.008	$12.054	$10.403
Number of Accumulation Units outstanding at end of period (in thousands)	946	1,204	1,516	2,052	2,961	4,205	5,415	6,974	8,053	8,864
With Principal First Preferred
Accumulation Unit Value at beginning of period	$18.505	$17.279	$17.667	$16.588	$14.194	$12.996	$13.008	$12.054	$10.403	$13.610
Accumulation Unit Value at end of period	$20.400	$18.505	$17.279	$17.667	$16.588	$14.194	$12.996	$13.008	$12.054	$10.403
Number of Accumulation Units outstanding at end of period (in thousands)	946	1,204	1,516	2,052	2,961	4,205	5,415	6,974	8,053	8,864
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.277	$18.018	$18.441	$17.331	$14.845	$13.605	$13.632	$12.645	$10.924	$14.305
Accumulation Unit Value at end of period	$21.230	$19.277	$18.018	$18.441	$17.331	$14.845	$13.605	$13.632	$12.645	$10.924
Number of Accumulation Units outstanding at end of period (in thousands)	125	133	139	150	162	196	222	283	296	348

73

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.998	$17.766	$18.193	$17.106	$14.660	$13.443	$13.476	$12.506	$10.810	$14.163
Accumulation Unit Value at end of period	$20.913	$18.998	$17.766	$18.193	$17.106	$14.660	$13.443	$13.476	$12.506	$10.810
Number of Accumulation Units outstanding at end of period (in thousands)	596	686	827	1,032	1,292	2,110	2,817	3,470	4,266	4,892
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$17.925	$16.771	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240	$13.423
Accumulation Unit Value at end of period	$19.722	$17.925	$16.771	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240
Number of Accumulation Units outstanding at end of period (in thousands)	884	1,005	1,190	1,383	1,683	2,248	2,684	3,438	4,306	5,161
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$18.592	$17.412	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367	$10.706	$14.048
Accumulation Unit Value at end of period	$20.435	$18.592	$17.412	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367	$10.706
Number of Accumulation Units outstanding at end of period (in thousands)	663	760	891	1,116	1,434	2,096	2,651	3,242	3,893	4,269
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.592	$17.412	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367	$10.706	$14.048
Accumulation Unit Value at end of period	$20.435	$18.592	$17.412	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367	$10.706
Number of Accumulation Units outstanding at end of period (in thousands)	663	760	891	1,116	1,434	2,096	2,651	3,242	3,893	4,269
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.458	$17.296	$17.747	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672	$14.010
Accumulation Unit Value at end of period	$20.278	$18.458	$17.296	$17.747	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672
Number of Accumulation Units outstanding at end of period (in thousands)	1,479	1,844	2,569	2,979	4,116	5,741	7,340	9,666	12,094	13,805
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.297	$16.224	$16.663	$15.715	$13.508	$12.424	$12.492	$11.628	$10.081	$13.247
Accumulation Unit Value at end of period	$18.983	$17.297	$16.224	$16.663	$15.715	$13.508	$12.424	$12.492	$11.628	$10.081
Number of Accumulation Units outstanding at end of period (in thousands)	81	92	116	118	129	122	159	198	271	275
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.063	$16.951	$17.419	$16.436	$14.135	$13.007	$13.084	$12.185	$10.569	$13.897
Accumulation Unit Value at end of period	$19.814	$18.063	$16.951	$17.419	$16.436	$14.135	$13.007	$13.084	$12.185	$10.569
Number of Accumulation Units outstanding at end of period (in thousands)	87	104	114	134	203	262	316	384	447	496
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382	11.537	10.012	—
Accumulation Unit Value at end of period	$18.686	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303	12.382	11.537	—
Number of Accumulation Units outstanding at end of period (in thousands)	778	811	884	999	1,058	848	1,014	818	421	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.049	$16.955	$17.44	$16.472	$14.180	$13.061	$13.152	$12.261	$10.646	$14.011
Accumulation Unit Value at end of period	$19.778	$18.049	$16.955	$17.44	$16.472	$14.180	$13.061	$13.152	$12.261	$10.646
Number of Accumulation Units outstanding at end of period (in thousands)	1,625	1,681	1,545	1,693	1,670	1,244	1,193	1,006	578	324
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.247	$16.226	$16.715	$15.812	$13.632	$12.575	$12.682	11.84	10.296	—
Accumulation Unit Value at end of period	$18.871	$17.247	$16.226	$16.715	$15.812	$13.632	$12.575	12.682	11.84	—
Number of Accumulation Units outstanding at end of period (in thousands)	107	92	93	108	106	110	97	43	8	—

74

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.108	$16.111	$16.614	$15.731	$13.576	$12.536	$12.655	11.827	10.295	—
Accumulation Unit Value at end of period	$18.701	$17.108	$16.111	$16.614	$15.731	$13.576	$12.536	12.655	11.827	—
Number of Accumulation Units outstanding at end of period (in thousands)	60	41	45	49	71	77	74	41	15	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.727	$25.598	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150	$18.322
Accumulation Unit Value at end of period	$33.245	$28.727	$25.598	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150
Number of Accumulation Units outstanding at end of period (in thousands)	191	211	244	287	373	413	485	576	628	707
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$27.952	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013	$18.152
Accumulation Unit Value at end of period	$32.283	$27.952	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013
Number of Accumulation Units outstanding at end of period (in thousands)	162	192	249	356	660	866	1,124	1,324	1,592	1,558
With Principal First Preferred
Accumulation Unit Value at beginning of period	$27.952	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013	$18.152
Accumulation Unit Value at end of period	$32.283	$27.952	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013
Number of Accumulation Units outstanding at end of period (in thousands)	162	192	249	356	660	866	1,124	1,324	1,592	1,558
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$27.573	$24.643	$25.315	$23.359	$17.528	$15.373	$15.724	$14.375	$11.945	$18.067
Accumulation Unit Value at end of period	$31.813	$27.573	$24.643	$25.315	$23.359	$17.528	$15.373	$15.724	$14.375	$11.945
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	10	16	21	27	31	33	41	67
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.385	$24.488	$25.168	$23.234	$17.443	$15.307	$15.663	$14.327	$11.911	$18.025
Accumulation Unit Value at end of period	$31.581	$27.385	$24.488	$25.168	$23.234	$17.443	$15.307	$15.663	$14.327	$11.911
Number of Accumulation Units outstanding at end of period (in thousands)	247	295	350	399	485	519	662	781	925	1,044
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$27.198	$24.333	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877	$17.983
Accumulation Unit Value at end of period	$31.350	$27.198	$24.333	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877
Number of Accumulation Units outstanding at end of period (in thousands)	130	153	150	182	233	297	357	457	553	681
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$26.829	$24.027	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185	$11.810	$17.899
Accumulation Unit Value at end of period	$30.893	$26.829	$24.027	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185	$11.810
Number of Accumulation Units outstanding at end of period (in thousands)	130	154	162	227	308	382	507	642	726	775
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.829	$24.027	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185	$11.810	$17.899
Accumulation Unit Value at end of period	$30.893	$26.829	$24.027	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185	$11.810
Number of Accumulation Units outstanding at end of period (in thousands)	130	154	162	227	308	382	507	642	726	775

75

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.646	$23.875	$24.587	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777	$17.858
Accumulation Unit Value at end of period	$30.668	$26.646	$23.875	$24.587	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777
Number of Accumulation Units outstanding at end of period (in thousands)	331	433	545	702	982	1,290	1,637	2,099	2,469	2,553
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.284	$23.574	$24.302	$22.502	$16.945	$14.914	$15.307	$14.043	$11.710	$17.775
Accumulation Unit Value at end of period	$30.221	$26.284	$23.574	$24.302	$22.502	$16.945	$14.914	$15.307	$14.043	$11.710
Number of Accumulation Units outstanding at end of period (in thousands)	10	9	21	13	17	17	27	38	65	73
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.105	$23.426	$24.161	$22.383	$16.863	$14.849	$15.249	$13.997	$11.677	$17.733
Accumulation Unit Value at end of period	$30	$26.105	$23.426	$24.161	$22.383	$16.863	$14.849	$15.249	$13.997	$11.677
Number of Accumulation Units outstanding at end of period (in thousands)	29	33	35	36	43	44	56	75	94	83
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785	$15.19	13.95	11.644	—
Accumulation Unit Value at end of period	$29.781	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785	15.19	13.95	—
Number of Accumulation Units outstanding at end of period (in thousands)	197	194	217	197	203	169	166	125	66	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.76	$23.138	$23.888	$22.152	$16.706	$14.726	$15.137	$13.908	$11.615	$17.656
Accumulation Unit Value at end of period	$29.573	$25.76	$23.138	$23.888	$22.152	$16.706	$14.726	$15.137	$13.908	$11.615
Number of Accumulation Units outstanding at end of period (in thousands)	409	391	411	427	469	341	312	209	120	75
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.745	$20.461	$21.156	$19.648	$14.84	$13.1	$13.486	12.41	10.379	—
Accumulation Unit Value at end of period	$26.073	$22.745	$20.461	$21.156	$19.648	$14.84	$13.1	13.486	12.41	—
Number of Accumulation Units outstanding at end of period (in thousands)	13	7	4	8	5	5	3	1	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.561	$20.316	$21.027	$19.548	$14.779	$13.060	$13.458	12.396	10.378	—
Accumulation Unit Value at end of period	$25.837	$22.561	$20.316	$21.027	$19.548	$14.779	$13.060	13.458	12.396	—
Number of Accumulation Units outstanding at end of period (in thousands)	22	23	28	28	28	27	30	19	7	—

76

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.718	$15.292	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955	$25.652
Accumulation Unit Value at end of period	$24.514	$17.718	$15.292	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955
Number of Accumulation Units outstanding at end of period (in thousands)	88	96	104	119	152	230	295	367	408	417
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$20.717	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203	$30.539
Accumulation Unit Value at end of period	$28.605	$20.717	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203
Number of Accumulation Units outstanding at end of period (in thousands)	106	127	171	226	309	456	588	776	929	821
With Principal First Preferred
Accumulation Unit Value at beginning of period	$20.717	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203	$30.539
Accumulation Unit Value at end of period	$28.605	$20.717	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203
Number of Accumulation Units outstanding at end of period (in thousands)	106	127	171	226	309	456	588	776	929	821
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.970	$14.690	$18.590	$20.625	$21.187	$19.050	$23.036	$19.935	$11.728	$25.241
Accumulation Unit Value at end of period	$23.408	$16.970	$14.690	$18.590	$20.625	$21.187	$19.050	$23.036	$19.935	$11.728
Number of Accumulation Units outstanding at end of period (in thousands)	15	8	8	11	18	26	32	37	52	39
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.725	$14.485	$18.340	$20.357	$20.922	$18.822	$22.771	$19.716	$11.605	$24.989
Accumulation Unit Value at end of period	$23.058	$16.725	$14.485	$18.340	$20.357	$20.922	$18.822	$22.771	$19.716	$11.605
Number of Accumulation Units outstanding at end of period (in thousands)	65	85	114	133	155	261	333	511	704	635
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$20.068	$17.389	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980	$30.119
Accumulation Unit Value at end of period	$27.653	$20.068	$17.389	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980
Number of Accumulation Units outstanding at end of period (in thousands)	90	115	84	98	115	140	169	309	402	361
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$16.367	$14.196	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497	$11.493	$24.786
Accumulation Unit Value at end of period	$22.531	$16.367	$14.196	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497	$11.493
Number of Accumulation Units outstanding at end of period (in thousands)	85	105	115	136	190	289	385	576	802	591
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.367	$14.196	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497	$11.493	$24.786
Accumulation Unit Value at end of period	$22.531	$16.367	$14.196	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497	$11.493
Number of Accumulation Units outstanding at end of period (in thousands)	85	105	115	136	190	289	385	576	802	591

77

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.249	$14.101	$17.890	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457	$24.719
Accumulation Unit Value at end of period	$22.358	$16.249	$14.101	$17.890	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457
Number of Accumulation Units outstanding at end of period (in thousands)	198	243	305	408	518	791	982	1,544	1,910	1,507
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.364	$16.822	$21.363	$23.784	$24.517	$22.123	$26.845	$23.312	$13.763	$29.725
Accumulation Unit Value at end of period	$26.618	$19.364	$16.822	$21.363	$23.784	$24.517	$22.123	$26.845	$23.312	$13.763
Number of Accumulation Units outstanding at end of period (in thousands)	17	14	7	7	9	12	16	26	23	19
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.901	$13.82	$17.56	$19.560	$20.173	$18.212	$22.11	$19.21	$11.347	$24.519
Accumulation Unit Value at end of period	$21.847	$15.901	$13.82	$17.56	$19.560	$20.173	$18.212	$22.11	$19.21	$11.347
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	19	23	29	35	42	73	106	84
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.08	$16.591	$21.091	$23.505	$24.254	$21.907	$26.61	23.131	13.67	—
Accumulation Unit Value at end of period	$26.201	$19.08	$16.591	$21.091	$23.505	$24.254	$21.907	26.61	23.131	—
Number of Accumulation Units outstanding at end of period (in thousands)	69	57	57	60	87	100	126	161	55	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.805	$14.62	$18.595	$20.733	$21.405	$19.343	$23.507	$20.444	$12.088	$26.147
Accumulation Unit Value at end of period	$23.065	$16.805	$14.62	$18.595	$20.733	$21.405	$19.343	$23.507	$20.444	$12.088
Number of Accumulation Units outstanding at end of period (in thousands)	302	310	242	239	262	267	245	258	120	50
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.287	$12.448	$15.856	$17.706	$18.307	$16.569	$20.166	17.565	10.401	—
Accumulation Unit Value at end of period	$19.58	$14.287	$12.448	$15.856	$17.706	$18.307	$16.569	20.166	17.565	—
Number of Accumulation Units outstanding at end of period (in thousands)	29	11	9	10	9	6	6	2	4	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.172	$12.36	$15.76	$17.616	$18.232	$16.517	$20.124	17.545	10.4	—
Accumulation Unit Value at end of period	$19.402	$14.172	$12.36	$15.76	$17.616	$18.232	$16.517	20.124	17.545	—
Number of Accumulation Units outstanding at end of period (in thousands)	30	13	5	8	12	11	12	25	14	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.702	$12.998	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095	$15.509
Accumulation Unit Value at end of period	$15.728	$13.702	$12.998	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095
Number of Accumulation Units outstanding at end of period (in thousands)	484	541	642	717	880	1,090	1,326	1,547	1,780	2,085
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$12.745	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596	$14.688
Accumulation Unit Value at end of period	$14.600	$12.745	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596
Number of Accumulation Units outstanding at end of period (in thousands)	680	821	1,021	1,227	1,618	2,454	3,359	4,151	4,848	5,536

78

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First Preferred
Accumulation Unit Value at beginning of period	$12.745	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596	$14.688
Accumulation Unit Value at end of period	$14.600	$12.745	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596
Number of Accumulation Units outstanding at end of period (in thousands)	680	821	1,021	1,227	1,618	2,454	3,359	4,151	4,848	5,536
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.123	$12.486	$13.616	$15.623	$12.955	$11.173	$12.749	$11.991	$8.922	$15.260
Accumulation Unit Value at end of period	$15.018	$13.123	$12.486	$13.616	$15.623	$12.955	$11.173	$12.749	$11.991	$8.922
Number of Accumulation Units outstanding at end of period (in thousands)	53	60	65	71	70	87	108	138	147	170
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.934	$12.311	$13.432	$15.420	$12.793	$11.039	$12.602	$11.860	$8.829	$15.108
Accumulation Unit Value at end of period	$14.794	$12.934	$12.311	$13.432	$15.420	$12.793	$11.039	$12.602	$11.860	$8.829
Number of Accumulation Units outstanding at end of period (in thousands)	491	574	695	782	856	1,023	1,284	1,635	1,991	2,324
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$12.345	$11.757	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461	$14.486
Accumulation Unit Value at end of period	$14.114	$12.345	$11.757	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461
Number of Accumulation Units outstanding at end of period (in thousands)	243	301	343	421	531	685	895	1,237	1,698	2,072
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$12.657	$12.066	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728	$8.744	$14.985
Accumulation Unit Value at end of period	$14.455	$12.657	$12.066	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728	$8.744
Number of Accumulation Units outstanding at end of period (in thousands)	440	505	596	700	873	1,324	1,756	2,158	2,627	3,130
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.657	$12.066	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728	$8.744	$14.985
Accumulation Unit Value at end of period	$14.455	$12.657	$12.066	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728	$8.744
Number of Accumulation Units outstanding at end of period (in thousands)	440	505	596	700	873	1,324	1,756	2,158	2,627	3,130
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.566	$11.985	$13.103	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716	$14.945
Accumulation Unit Value at end of period	$14.344	$12.566	$11.985	$13.103	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716
Number of Accumulation Units outstanding at end of period (in thousands)	1,059	1,274	1,565	1,917	2,464	3,589	4,603	6,020	7,537	9,161
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.913	$11.374	$12.447	$14.332	$11.926	$10.321	$11.819	$11.155	$8.330	$14.296
Accumulation Unit Value at end of period	$13.585	$11.913	$11.374	$12.447	$14.332	$11.926	$10.321	$11.819	$11.155	$8.330
Number of Accumulation Units outstanding at end of period (in thousands)	24	25	26	30	41	45	71	89	114	141
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.297	$11.747	$12.861	$14.816	$12.335	$10.681	$12.236	$11.556	$8.633	$14.824
Accumulation Unit Value at end of period	$14.016	$12.297	$11.747	$12.861	$14.816	$12.335	$10.681	$12.236	$11.556	$8.633
Number of Accumulation Units outstanding at end of period (in thousands)	38	49	57	63	75	101	123	144	217	210
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715	11.069	8.273	—
Accumulation Unit Value at end of period	$13.372	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221	11.715	11.069	—
Number of Accumulation Units outstanding at end of period (in thousands)	329	372	425	414	483	568	690	498	245	—

79

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.662	$11.151	$12.221	$14.093	$11.745	$10.18	$11.674	$11.036	$8.252	$14.185
Accumulation Unit Value at end of period	$13.279	$11.662	$11.151	$12.221	$14.093	$11.745	$10.18	$11.674	$11.036	$8.252
Number of Accumulation Units outstanding at end of period (in thousands)	1,005	1,073	1,159	1,285	1,344	1,080	1,095	831	539	411
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.942	$14.308	$15.705	$18.138	$15.138	$13.141	$15.093	14.289	10.701	—
Accumulation Unit Value at end of period	$16.988	$14.942	$14.308	$15.705	$18.138	$15.138	$13.141	15.093	14.289	—
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	8	7	3	5	2	—	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.821	$14.207	$15.61	$18.046	$15.077	$13.100	$15.061	14.273	10.7	—
Accumulation Unit Value at end of period	$16.835	$14.821	$14.207	$15.61	$18.046	$15.077	$13.100	15.061	14.273	—
Number of Accumulation Units outstanding at end of period (in thousands)	29	32	39	38	40	54	44	28	11	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.218	$15.041	$16.352	$17.106	$13.293	$11.163	$12.199	$11.548	$8.955	$15.785
Accumulation Unit Value at end of period	$18.904	$16.218	$15.041	$16.352	$17.106	$13.293	$11.163	$12.199	$11.548	$8.955
Number of Accumulation Units outstanding at end of period (in thousands)	328	373	427	562	700	1,091	1,304	1,508	1,839	2,365
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$15.554	$14.454	$15.746	$16.504	$12.851	$10.813	$11.841	$11.232	$8.727	$15.414
Accumulation Unit Value at end of period	$18.094	$15.554	$14.454	$15.746	$16.504	$12.851	$10.813	$11.841	$11.232	$8.727
Number of Accumulation Units outstanding at end of period (in thousands)	464	579	712	1,049	1,450	2,270	3,111	3,947	4,586	5,219
With Principal First Preferred
Accumulation Unit Value at beginning of period	$15.554	$14.454	$15.746	$16.504	$12.851	$10.813	$11.841	$11.232	$8.727	$15.414
Accumulation Unit Value at end of period	$18.094	$15.554	$14.454	$15.746	$16.504	$12.851	$10.813	$11.841	$11.232	$8.727
Number of Accumulation Units outstanding at end of period (in thousands)	464	579	712	1,049	1,450	2,270	3,111	3,947	4,586	5,219
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.533	$14.448	$15.755	$16.531	$12.885	$10.852	$11.896	$11.295	$8.785	$15.532
Accumulation Unit Value at end of period	$18.051	$15.533	$14.448	$15.755	$16.531	$12.885	$10.852	$11.896	$11.295	$8.785
Number of Accumulation Units outstanding at end of period (in thousands)	54	56	58	67	84	114	159	174	224	254
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.308	$14.247	$15.543	$16.317	$12.724	$10.722	$11.760	$11.171	$8.693	$15.377
Accumulation Unit Value at end of period	$17.781	$15.308	$14.247	$15.543	$16.317	$12.724	$10.722	$11.760	$11.171	$8.693
Number of Accumulation Units outstanding at end of period (in thousands)	321	408	507	617	759	1,274	1,601	2,083	2,558	2,935
With MAV70 Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$15.067	$14.029	$15.313	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590	$15.202
Accumulation Unit Value at end of period	$17.492	$15.067	$14.029	$15.313	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590
Number of Accumulation Units outstanding at end of period (in thousands)	310	360	438	523	693	932	1,238	1,605	2,084	2,739

80

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With MAV/EPB Death Benefit and Principal First Preferred
Accumulation Unit Value at beginning of period	$14.981	$13.963	$15.256	$16.040	$12.527	$10.572	$11.612	$11.047	$8.610	$15.252
Accumulation Unit Value at end of period	$17.375	$14.981	$13.963	$15.256	$16.040	$12.527	$10.572	$11.612	$11.047	$8.610
Number of Accumulation Units outstanding at end of period (in thousands)	243	292	380	479	661	1,012	1,352	1,702	2,090	2,477
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.981	$13.963	$15.256	$16.040	$12.527	$10.572	$11.612	$11.047	$8.610	$15.252
Accumulation Unit Value at end of period	$17.375	$14.981	$13.963	$15.256	$16.040	$12.527	$10.572	$11.612	$11.047	$8.610
Number of Accumulation Units outstanding at end of period (in thousands)	243	292	380	479	661	1,012	1,352	1,702	2,090	2,477
With MAV70 Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.873	$13.870	$15.162	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582	$15.211
Accumulation Unit Value at end of period	$17.241	$14.873	$13.870	$15.162	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582
Number of Accumulation Units outstanding at end of period (in thousands)	1,118	1,453	1,809	2,289	3,170	4,466	5,944	7,629	9,555	11,771
With MAV/EPB Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.538	$13.571	$14.850	$15.636	$12.230	$10.337	$11.371	$10.834	$8.456	$15.003
Accumulation Unit Value at end of period	$16.837	$14.538	$13.571	$14.850	$15.636	$12.230	$10.337	$11.371	$10.834	$8.456
Number of Accumulation Units outstanding at end of period (in thousands)	32	36	36	38	49	68	85	89	139	156
With MAV70 Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.555	$13.593	$14.882	$15.677	$12.269	$10.375	$11.418	$10.885	$8.5	$15.088
Accumulation Unit Value at end of period	$16.847	$14.555	$13.593	$14.882	$15.677	$12.269	$10.375	$11.418	$10.885	$8.5
Number of Accumulation Units outstanding at end of period (in thousands)	79	85	94	107	149	201	233	283	344	435
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272	10.75	8.399	—
Accumulation Unit Value at end of period	$16.573	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236	11.272	10.75	—
Number of Accumulation Units outstanding at end of period (in thousands)	246	260	279	329	347	310	335	216	82	—
With MAV/EPB Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.914	$13.007	$14.255	$15.032	$11.775	$9.967	$10.981	$10.478	$8.191	$14.554
Accumulation Unit Value at end of period	$16.089	$13.914	$13.007	$14.255	$15.032	$11.775	$9.967	$10.981	$10.478	$8.191
Number of Accumulation Units outstanding at end of period (in thousands)	774	864	979	1,065	1,020	785	714	518	408	336
With MAV70 Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.83	$16.694	$18.322	$19.35	$15.181	$12.869	$14.199	13.569	10.623	—
Accumulation Unit Value at end of period	$20.587	$17.83	$16.694	$18.322	$19.35	$15.181	$12.869	14.199	13.569	—
Number of Accumulation Units outstanding at end of period (in thousands)	33	18	31	40	37	33	36	23	6	—
With MAV/EPB Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.686	$16.576	$18.211	$19.252	$15.119	$12.829	$14.169	13.555	10.622	—
Accumulation Unit Value at end of period	$20.4	$17.686	$16.576	$18.211	$19.252	$15.119	$12.829	14.169	13.555	—
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	10	13	14	17	19	13	10	—
(a) Inception date April 15, 2017.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To The Contract Owners of Hartford Life and Annuity Insurance Company Separate Account Seven and the Board of Directors of Hartford Life and Annuity Insurance Company
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities as of December 31, 2017, the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in two years then ended, the financial highlights in Note 6 for each of the periods presented in the five years then ended, and the related notes for each of the individual Sub-Accounts comprising Hartford Life and Annuity Insurance Company Separate Account Seven (the “Account”):

American Century VP Value Fund	MFS® Global Equity Fund
American Century VP Growth Fund	MFS® Investors Trust Fund
AB VPS Balanced Wealth Strategy Portfolio	MFS® Mid Cap Growth Fund
AB VPS International Value Portfolio	MFS® New Discovery Fund
AB VPS Small/Mid Cap Value Portfolio	MFS® Total Return Fund
AB VPS Value Portfolio	MFS® Value Fund
AB VPS International Growth Portfolio	MFS® Total Return Bond Series
Invesco V.I. Value Opportunities Fund	MFS® Research Fund
Invesco V.I. Core Equity Fund	MFS® High Yield Portfolio
Invesco V.I. Government Securities Fund	BlackRock Global Allocation V.I. Fund
Invesco V.I. International Growth Fund	BlackRock Global Opportunities V.I. Fund
Invesco V.I. Mid Cap Core Equity Fund	BlackRock Large Cap Focus Growth V.I. Fund
Invesco V.I. Small Cap Equity Fund	(Formerly BlackRock Large Cap Growth V.I. Fund)
Invesco V.I. Balanced Risk Allocation Fund	BlackRock Equity Dividend V.I. Fund
Invesco V.I. Diversified Dividend Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
Invesco V.I. Government Money Market Fund	(Formerly UIF Core Plus Fixed Income Portfolio)
American Century VP Mid Cap Value Fund	Morgan Stanley VIF Growth Portfolio
American Funds Global Bond Fund	(Formerly UIF Growth Portfolio)
American Funds Global Growth and Income Fund	Morgan Stanley VIF Mid Cap Growth Portfolio
American Funds Asset Allocation Fund	(Formerly UIF Mid Cap Growth Portfolio)
American Funds Blue Chip Income and Growth Fund	Invesco V.I. American Value Fund
American Funds Bond Fund	Morgan Stanley Mid Cap Growth Portfolio
American Funds Global Growth Fund	BlackRock Capital Appreciation V.I. Fund
American Funds Growth Fund	Oppenheimer Capital Appreciation Fund/VA
American Funds Growth-Income Fund	Oppenheimer Global Fund/VA
American Funds International Fund	Oppenheimer Main Street Fund®/VA
American Funds New World Fund	(Merged with Oppenheimer Equity Income Fund/VA)
American Funds Global Small Capitalization Fund	Oppenheimer Main Street Small Cap Fund/VA
Wells Fargo VT Omega Growth Fund	Putnam VT Diversified Income Fund
Fidelity® VIP Growth Portfolio	Putnam VT Global Asset Allocation Fund
Fidelity® VIP Contrafund® Portfolio	Putnam VT Growth Opportunities Fund
Fidelity® VIP Mid Cap Portfolio	Putnam VT International Value Fund
Fidelity® VIP Value Strategies Portfolio	Putnam VT International Equity Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Putnam VT Investors Fund
Fidelity® VIP Strategic Income Portfolio	Putnam VT Small Cap Value Fund
Franklin Rising Dividends VIP Fund	Putnam VT Equity Income Fund
Franklin Income VIP Fund	(Merged with Putnam VT Growth and Income Fund)
Franklin Large Cap Growth VIP Fund	PIMCO All Asset Fund
Franklin Global Real Estate VIP Fund	PIMCO StocksPLUS Global Portfolio
Franklin Small-Mid Cap Growth VIP Fund	PIMCO Global Multi-Asset Managed Allocation Portfolio
Franklin Small Cap Value VIP Fund	Jennison 20/20 Focus Fund
Franklin Strategic Income VIP Fund	Prudential Value Portfolio
Franklin Mutual Shares VIP Fund	Invesco V.I. Growth and Income Fund
Templeton Developing Markets VIP Fund	Invesco V.I. Comstock Fund
Templeton Foreign VIP Fund	Invesco V.I. American Franchise Fund
Templeton Growth VIP Fund	Invesco V.I. Mid Cap Growth Fund
Franklin Mutual Global Discovery VIP Fund	Wells Fargo VT Index Asset Allocation Fund
Franklin Flex Cap Growth VIP Fund	Wells Fargo VT International Equity Fund
Templeton Global Bond VIP Fund	Wells Fargo VT Small Cap Growth Fund
Hartford Balanced HLS Fund	Wells Fargo VT Discovery Fund
Hartford Total Return Bond HLS Fund	Wells Fargo VT Opportunity Fund
Hartford Capital Appreciation HLS Fund	HIMCO VIT Index Fund
Hartford Dividend and Growth HLS Fund	HIMCO VIT Portfolio Diversifier Fund
Hartford Global Growth HLS Fund	HIMCO VIT American Funds Asset Allocation Fund
Hartford Disciplined Equity HLS Fund	HIMCO VIT American Funds Blue Chip Income and
Hartford Growth Opportunities HLS Fund	Growth Fund
Hartford High Yield HLS Fund	HIMCO VIT American Funds Bond Fund
Hartford International Opportunities HLS Fund	HIMCO VIT American Funds Global Bond Fund
Hartford Small/Mid Cap Equity HLS Fund	HIMCO VIT American Funds Global Growth and Income
Hartford Ultrashort Bond HLS Fund	Fund
Hartford Small Company HLS Fund	HIMCO VIT American Funds Global Growth Fund
Hartford SmallCap Growth HLS Fund	HIMCO VIT American Funds Global Small Capitalization
Hartford Stock HLS Fund	Fund
Hartford U.S. Government Securities HLS Fund	HIMCO VIT American Funds Growth Fund
Hartford Value HLS Fund	HIMCO VIT American Funds Growth-Income Fund
Lord Abbett Fundamental Equity Fund	HIMCO VIT American Funds International Fund
Lord Abbett Calibrated Dividend Growth Fund	HIMCO VIT American Funds New World Fund
Lord Abbett Bond Debenture Fund	MFS® Core Equity Portfolio
Lord Abbett Growth and Income Fund	MFS® Massachusetts Investors Growth Stock Portfolio
MFS® Growth Fund	MFS® Research International Portfolio

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts above as of December 31, 2017, the results of their operations for the periods then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ DELOITTE & TOUCHE LLP
Hartford, CT
April 19, 2018

We have served as the auditor of the sub-accounts that comprise Hartford Life and Annuity Insurance Company Separate Account Seven since 2002.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2017

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	13,609,392	15,503,505	11,506,066	797,562	2,061,177	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	6,385,210	1,888,933	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	44,043,928	100,031,512	190,728,630
class S2	—	—	—	—	—	—	—	—	5,093,402	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	6,385,210	1,888,933	13,609,392	15,503,505	11,506,066	797,562	2,061,177	44,043,928	105,124,914	190,728,630
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,293	170	3,563	4,704	3,495	106	282	46,514	356,903	48,384
Other assets	1	—	—	—	—	—	3	—	—	32
Total assets	6,386,504	1,889,103	13,612,955	15,508,209	11,509,561	797,668	2,061,462	44,090,442	105,481,817	190,777,046

Liabilities:
Due to Sponsor Company	1,293	170	3,563	4,704	3,495	106	282	46,514	356,903	48,384
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	4	5	2	1	—	1	2	—
Total liabilities	1,293	170	3,567	4,709	3,497	107	282	46,515	356,905	48,384

Net assets:
For contract liabilities	$6,385,211	$1,888,933	$13,609,388	$15,503,500	$11,506,064	$797,561	$2,061,180	$44,043,927	$105,124,912	$190,728,662

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	13,609,388	15,503,500	11,506,064	797,561	2,061,180	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	6,385,211	1,888,933	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	44,043,927	100,031,514	190,728,662
class S2	—	—	—	—	—	—	—	—	5,093,398	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$6,385,211	$1,888,933	$13,609,388	$15,503,500	$11,506,064	$797,561	$2,061,180	$44,043,927	$105,124,912	$190,728,662

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	1,160,221	959,969	535,664	46,370	90,403	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	569,092	127,201	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	5,810,545	2,724,169	16,715,918
class S2	—	—	—	—	—	—	—	—	140,780	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	569,092	127,201	1,160,221	959,969	535,664	46,370	90,403	5,810,545	2,864,949	16,715,918

Cost	$4,379,394	$1,539,517	$12,704,655	$12,757,634	$9,832,802	$591,135	$1,615,311	$44,832,770	$89,036,417	$200,180,933

Deferred contracts in the accumulation period:
Units owned by participants #	320,096	96,302	889,614	1,728,132	464,122	51,329	199,202	22,715,303	5,444,239	142,625,401
Minimum unit fair value #*	$19.157140	$19.088573	$13.437045	$7.642684	$20.708518	$13.516541	$8.984594	$1.703629	$14.856996	$1.166100
Maximum unit fair value #*	$20.503245	$20.403866	$21.111615	$17.289327	$37.172159	$22.271004	$18.096851	$26.228939	$23.263545	$10.004597
Contract liability	$6,385,211	$1,888,933	$13,609,388	$15,494,421	$11,502,322	$797,561	$2,061,006	$43,309,182	$104,134,600	$187,946,646

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	542	161	—	17	366,711	49,986	2,035,395
Minimum unit fair value #*	$—	$—	$—	$16.752424	$23.300374	$—	$10.109732	$1.943893	$19.291607	$1.319798
Maximum unit fair value #*	$—	$—	$—	$16.752424	$23.300374	$—	$10.109732	$2.196363	$21.654146	$1.503356
Contract liability	$—	$—	$—	$9,079	$3,742	$—	$174	$734,745	$990,312	$2,782,016

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	68,321,287	175,006,283	620,598,467
class 4	—	—	—	—	—	—	—	8,206,397	25,817,095	26,248,523
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	1,030,394	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	72,752,056	109,313,225	54,711,813	—	—	110,478,200	—	—	—	—
class S2	40,762,486	1,620,626	14,994,823	10,680,719	280,818	1,728,854	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	113,514,542	110,933,851	69,706,636	10,680,719	280,818	112,207,054	1,030,394	76,527,684	200,823,378	646,846,990
Due from Sponsor Company	—	—	—	—	—	—	—	66,030	—	—
Receivable for fund shares sold	31,857	52,067	22,365	2,390	43	204,692	132	—	48,017	882,564
Other assets	—	—	—	2	—	19	—	—	—	—
Total assets	113,546,399	110,985,918	69,729,001	10,683,111	280,861	112,411,765	1,030,526	76,593,714	200,871,395	647,729,554

Liabilities:
Due to Sponsor Company	31,857	52,067	22,365	2,390	43	204,692	132	—	48,017	882,564
Payable for fund shares purchased	—	—	—	—	—	—	—	66,030	—	—
Other liabilities	6	13	—	—	2	—	—	1	1	3
Total liabilities	31,863	52,080	22,365	2,390	45	204,692	132	66,031	48,018	882,567

Net assets:
For contract liabilities	$113,514,536	$110,933,838	$69,706,636	$10,680,721	$280,816	$112,207,073	$1,030,394	$76,527,683	$200,823,377	$646,846,987

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	68,321,286	175,006,282	620,598,464
class 4	—	—	—	—	—	—	—	8,206,397	25,817,095	26,248,523
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	1,030,394	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	72,752,052	109,313,212	54,711,814	—	—	110,478,217	—	—	—	—
class S2	40,762,484	1,620,626	14,994,822	10,680,721	280,816	1,728,856	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$113,514,536	$110,933,838	$69,706,636	$10,680,721	$280,816	$112,207,073	$1,030,394	$76,527,683	$200,823,377	$646,846,987

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	5,794,851	11,090,386	26,419,688
class 4	—	—	—	—	—	—	—	701,401	1,654,942	1,121,732
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	45,272	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	1,823,817	7,585,928	2,732,858	—	—	110,478,200	—	—	—	—
class S2	1,036,422	114,857	787,130	956,197	10,397	1,728,854	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	2,860,239	7,700,785	3,519,988	956,197	10,397	112,207,054	45,272	6,496,252	12,745,328	27,541,420

Cost	$83,607,983	$97,364,526	$63,322,060	$11,016,827	$210,754	$112,207,054	$831,925	$74,439,047	$153,722,433	$488,352,039

Deferred contracts in the accumulation period:
Units owned by participants #	28,776,259	39,625,051	2,893,277	764,822	14,792	11,981,546	47,397	6,190,976	11,938,033	29,277,865
Minimum unit fair value #*	$2.407670	$2.412074	$17.332838	$12.798882	$18.188913	$8.876326	$20.869222	$9.904477	$10.570853	$10.369713
Maximum unit fair value #*	$21.371473	$22.762061	$28.633155	$14.861220	$19.666272	$9.841936	$22.362747	$14.019818	$25.840537	$27.951597
Contract liability	$113,138,258	$110,074,566	$69,437,898	$10,654,273	$280,816	$111,343,565	$1,030,394	$75,864,933	$199,548,129	$638,500,237

Contracts in payout (annuitization) period:
Units owned by participants #	123,170	299,423	10,479	1,798	—	92,127	—	50,772	68,974	344,592
Minimum unit fair value #*	$2.747192	$2.729918	$17.332838	$14.710624	$—	$9.293233	$—	$10.605609	$10.636531	$10.436392
Maximum unit fair value #*	$19.628674	$16.027597	$28.633155	$14.710624	$—	$9.508932	$—	$14.019818	$19.978426	$27.951597
Contract liability	$376,278	$859,272	$268,738	$26,448	$—	$863,508	$—	$662,750	$1,275,248	$8,346,750

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	413,490,057	549,941,123	225,682,840	1,310,163,714	1,290,318,995	314,063,469	114,949,945	130,490,254	977,174	—
class 4	30,674,383	105,815,966	15,465,834	180,323,793	106,508,007	105,004,604	15,827,977	28,754,567	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	7,127,388
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	444,164,440	655,757,089	241,148,674	1,490,487,507	1,396,827,002	419,068,073	130,777,922	159,244,821	977,174	7,127,388
Due from Sponsor Company	—	—	166,533	—	—	—	—	—	—	—
Receivable for fund shares sold	341,330	276,457	—	1,185,269	1,025,049	215,100	36,550	89,468	214	1,207
Other assets	—	4	1	5	3	—	—	3	—	—
Total assets	444,505,770	656,033,550	241,315,208	1,491,672,781	1,397,852,054	419,283,173	130,814,472	159,334,292	977,388	7,128,595

Liabilities:
Due to Sponsor Company	341,330	276,457	—	1,185,269	1,025,049	215,100	36,550	89,468	214	1,207
Payable for fund shares purchased	—	—	166,533	—	—	—	—	—	—	—
Other liabilities	25	—	—	—	—	4	1	—	—	2
Total liabilities	341,355	276,457	166,533	1,185,269	1,025,049	215,104	36,551	89,468	214	1,209

Net assets:
For contract liabilities	$444,164,415	$655,757,093	$241,148,675	$1,490,487,512	$1,396,827,005	$419,068,069	$130,777,921	$159,244,824	$977,174	$7,127,386

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	413,490,034	549,941,126	225,682,842	1,310,163,717	1,290,318,997	314,063,465	114,949,942	130,490,257	977,174	—
class 4	30,674,381	105,815,967	15,465,833	180,323,795	106,508,008	105,004,604	15,827,979	28,754,567	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	7,127,386
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$444,164,415	$655,757,093	$241,148,675	$1,490,487,512	$1,396,827,005	$419,068,069	$130,777,921	$159,244,824	$977,174	$7,127,386

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	27,938,518	51,444,446	7,463,056	16,938,122	25,956,930	14,519,809	4,585,160	5,278,732	35,012	—
class 4	2,076,803	9,907,862	513,304	2,355,326	2,159,968	4,902,176	633,372	1,154,338	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	97,823
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	30,015,321	61,352,308	7,976,360	19,293,448	28,116,898	19,421,985	5,218,532	6,433,070	35,012	97,823

Cost	$333,518,710	$661,736,165	$175,852,960	$1,181,113,928	$1,106,977,204	$356,465,901	$98,503,766	$130,627,383	$843,246	$5,529,293

Deferred contracts in the accumulation period:
Units owned by participants #	189,847,778	45,075,991	9,822,019	69,794,978	58,322,433	25,930,414	5,076,438	7,519,168	39,225	332,885
Minimum unit fair value #*	$1.891730	$9.933781	$10.590156	$10.614809	$10.719668	$10.608863	$10.765927	$10.790498	$23.862098	$18.370181
Maximum unit fair value #*	$30.852307	$18.298787	$34.080432	$34.381516	$32.619326	$24.442768	$39.711442	$33.945507	$25.996768	$34.624090
Contract liability	$438,474,629	$650,646,823	$238,337,445	$1,477,137,140	$1,377,273,854	$416,186,891	$130,081,894	$157,828,643	$962,152	$7,127,386

Contracts in payout (annuitization) period:
Units owned by participants #	2,536,159	319,258	97,393	517,325	715,691	142,389	20,388	54,955	593	—
Minimum unit fair value #*	$2.142459	$9.997665	$10.690165	$10.683069	$10.788570	$10.677056	$31.317768	$10.857519	$25.327621	$—
Maximum unit fair value #*	$2.444569	$18.298787	$34.080432	$34.381516	$32.619326	$24.051776	$39.711442	$33.123821	$25.327621	$—
Contract liability	$5,689,786	$5,110,270	$2,811,230	$13,350,372	$19,553,151	$2,881,178	$696,027	$1,416,181	$15,022	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	391,396,142	524,725,293	60,185,339	4,998,111	129,261,820
class 4	—	—	—	—	—	7,715,809	82,102,262	—	—	8,120,675
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	61,032,655	45,581,419	2,017,525	2,518,379	1,766,496	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	61,032,655	45,581,419	2,017,525	2,518,379	1,766,496	399,111,951	606,827,555	60,185,339	4,998,111	137,382,495
Due from Sponsor Company	—	—	—	—	1,847	—	—	2,092	—	—
Receivable for fund shares sold	17,920	14,244	463	810	—	408,985	544,642	—	718	50,157
Other assets	—	—	2	1	—	1	2	1	—	—
Total assets	61,050,575	45,595,663	2,017,990	2,519,190	1,768,343	399,520,937	607,372,199	60,187,432	4,998,829	137,432,652

Liabilities:
Due to Sponsor Company	17,920	14,244	463	810	—	408,985	544,642	—	718	50,157
Payable for fund shares purchased	—	—	—	—	1,847	—	—	2,092	—	—
Other liabilities	3	3	—	—	1	—	—	—	—	—
Total liabilities	17,923	14,247	463	810	1,848	408,985	544,642	2,092	718	50,157

Net assets:
For contract liabilities	$61,032,652	$45,581,416	$2,017,527	$2,518,380	$1,766,495	$399,111,952	$606,827,557	$60,185,340	$4,998,111	$137,382,495

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	391,396,141	524,725,294	60,185,340	4,998,111	129,261,820
class 4	—	—	—	—	—	7,715,811	82,102,263	—	—	8,120,675
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	61,032,652	45,581,416	2,017,527	2,518,380	1,766,495	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$61,032,652	$45,581,416	$2,017,527	$2,518,380	$1,766,495	$399,111,952	$606,827,557	$60,185,340	$4,998,111	$137,382,495

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	13,752,499	32,450,544	2,938,737	302,549	7,249,682
class 4	—	—	—	—	—	270,351	4,966,864	—	—	439,668
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	1,647,305	1,206,177	140,301	179,244	154,956	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	1,647,305	1,206,177	140,301	179,244	154,956	14,022,850	37,417,408	2,938,737	302,549	7,689,350

Cost	$44,159,584	$34,157,986	$1,638,987	$2,136,116	$1,769,918	$297,534,860	$560,852,703	$51,461,631	$4,879,359	$148,632,352

Deferred contracts in the accumulation period:
Units owned by participants #	2,827,082	2,170,395	100,333	115,614	121,083	13,885,145	28,207,716	2,896,923	205,481	7,422,834
Minimum unit fair value #*	$17.278798	$17.852726	$17.539924	$19.546704	$12.204593	$21.579419	$13.876655	$18.515448	$18.591557	$12.588723
Maximum unit fair value #*	$30.862825	$32.205158	$37.312800	$34.125181	$16.292343	$33.570516	$26.842407	$24.739236	$31.517252	$29.834508
Contract liability	$60,890,970	$45,569,833	$2,017,527	$2,518,380	$1,741,022	$395,401,674	$599,061,774	$59,253,251	$4,929,603	$136,456,656

Contracts in payout (annuitization) period:
Units owned by participants #	6,279	566	—	—	1,611	124,531	330,344	42,807	2,745	45,288
Minimum unit fair value #*	$18.785750	$20.188732	$—	$—	$15.814675	$28.778050	$15.256876	$20.917763	$21.956135	$14.468799
Maximum unit fair value #*	$30.342536	$20.998895	$—	$—	$15.814675	$33.570516	$25.863286	$23.759455	$25.300343	$27.004721
Contract liability	$141,682	$11,583	$—	$—	$25,473	$3,710,278	$7,765,783	$932,089	$68,508	$925,839

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$209,959,215	$—	$49,544,792	$—	$—	$—	$—	$—	$—
class 2	41,097,574	13,364,899	419,971,936	168,008	161,031,403	163,196,477	183,539,520	19,955,978	5,233,210	—
class 4	17,532,605	53,939,720	78,696,562	5,092,996	26,431,273	26,576,478	27,215,727	2,803,182	41,962,631	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	17,409,771
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	58,630,179	277,263,834	498,668,498	54,805,796	187,462,676	189,772,955	210,755,247	22,759,160	47,195,841	17,409,771
Due from Sponsor Company	—	—	—	—	—	—	—	—	29	8,734
Receivable for fund shares sold	16,790	114,000	350,305	13,971	54,470	98,479	90,407	9,800	—	—
Other assets	—	4	1	3	—	—	4	—	—	2
Total assets	58,646,969	277,377,838	499,018,804	54,819,770	187,517,146	189,871,434	210,845,658	22,768,960	47,195,870	17,418,507

Liabilities:
Due to Sponsor Company	16,790	114,000	350,305	13,971	54,470	98,479	90,407	9,800	—	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	29	8,734
Other liabilities	3	—	—	—	—	1	—	3	—	—
Total liabilities	16,793	114,000	350,305	13,971	54,470	98,480	90,407	9,803	29	8,734

Net assets:
For contract liabilities	$58,630,176	$277,263,838	$498,668,499	$54,805,799	$187,462,676	$189,772,954	$210,755,251	$22,759,157	$47,195,841	$17,409,773

Contract Liabilities:
class 1	$—	$209,959,214	$—	$49,544,793	$—	$—	$—	$—	$—	$—
class 2	41,097,570	13,364,900	419,971,936	168,009	161,031,403	163,196,475	183,539,524	19,955,973	5,233,209	—
class 4	17,532,606	53,939,724	78,696,563	5,092,997	26,431,273	26,576,479	27,215,727	2,803,184	41,962,632	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	17,409,773
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$58,630,176	$277,263,838	$498,668,499	$54,805,799	$187,462,676	$189,772,954	$210,755,251	$22,759,157	$47,195,841	$17,409,773

Shares:
class 1	—	18,779,893	—	4,805,508	—	—	—	—	—	—
class 2	2,075,635	1,237,491	20,627,305	16,423	10,409,270	10,218,940	9,269,673	2,675,064	316,972	—
class 4	867,092	4,868,206	3,833,247	495,428	1,682,449	1,647,643	1,349,317	388,791	2,487,412	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	561,243
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	2,942,727	24,885,590	24,460,552	5,317,359	12,091,719	11,866,583	10,618,990	3,063,855	2,804,384	561,243

Cost	$53,454,112	$293,478,468	$418,433,246	$45,619,344	$168,683,658	$146,232,371	$207,015,902	$26,791,231	$49,762,300	$13,949,343

Deferred contracts in the accumulation period:
Units owned by participants #	3,073,457	14,419,261	22,275,503	2,399,470	12,666,059	10,506,824	7,552,605	1,149,393	3,466,423	1,009,281
Minimum unit fair value #*	$16.510274	$11.942073	$13.694595	$9.296015	$10.134400	$12.246020	$14.263263	$17.210813	$10.684534	$15.544131
Maximum unit fair value #*	$32.012289	$26.225411	$30.462534	$31.879178	$18.613612	$22.775861	$36.741404	$26.977144	$14.866503	$24.445608
Contract liability	$58,497,468	$274,300,062	$494,603,623	$54,512,844	$186,026,139	$187,826,541	$209,246,351	$22,635,758	$47,141,617	$17,409,773

Contracts in payout (annuitization) period:
Units owned by participants #	7,265	129,741	162,121	10,423	90,703	99,485	45,905	6,016	4,352	—
Minimum unit fair value #*	$18.018295	$12.158697	$23.172525	$24.140779	$10.964386	$18.568318	$21.062852	$19.995481	$10.688847	$—
Maximum unit fair value #*	$19.663952	$26.225411	$30.462534	$31.742262	$18.486970	$22.775861	$36.741404	$22.016242	$14.847828	$—
Contract liability	$132,708	$2,963,776	$4,064,876	$292,955	$1,436,537	$1,946,413	$1,508,900	$123,399	$54,224	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	409,193,301	348,272,935	270,175,213	4,932,688	69,910,097	103,368,971	24,963,359	26,218,405	5,336,612	135,127,791
class IB	5,985,147	12,026,900	12,047,144	252,457	377,014	2,105,259	2,310,179	5,961,109	—	356,186
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	415,178,448	360,299,835	282,222,357	5,185,145	70,287,111	105,474,230	27,273,538	32,179,514	5,336,612	135,483,977
Due from Sponsor Company	—	—	—	—	—	—	—	12,362	—	—
Receivable for fund shares sold	134,082	206,277	127,516	649	19,471	16,735	9,672	—	801	83,835
Other assets	3	1	3	—	—	9	1	—	—	7
Total assets	415,312,533	360,506,113	282,349,876	5,185,794	70,306,582	105,490,974	27,283,211	32,191,876	5,337,413	135,567,819

Liabilities:
Due to Sponsor Company	134,082	206,277	127,516	649	19,471	16,735	9,672	—	801	83,835
Payable for fund shares purchased	—	—	—	—	—	—	—	12,362	—	—
Other liabilities	—	—	—	—	—	—	—	3	—	—
Total liabilities	134,082	206,277	127,516	649	19,471	16,735	9,672	12,365	801	83,835

Net assets:
For contract liabilities	$415,178,451	$360,299,836	$282,222,360	$5,185,145	$70,287,111	$105,474,239	$27,273,539	$32,179,511	$5,336,612	$135,483,984

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	409,193,304	348,272,933	270,175,215	4,932,688	69,910,098	103,368,978	24,963,360	26,218,401	5,336,612	135,127,799
class IB	5,985,147	12,026,903	12,047,145	252,457	377,013	2,105,261	2,310,179	5,961,110	—	356,185
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$415,178,451	$360,299,836	$282,222,360	$5,185,145	$70,287,111	$105,474,239	$27,273,539	$32,179,511	$5,336,612	$135,483,984

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	36,147,818	7,231,580	11,280,803	176,862	4,530,790	2,690,499	3,044,312	1,501,627	605,745	13,432,187
class IB	532,013	253,305	505,121	9,137	24,690	57,038	286,623	337,167	—	35,441
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	36,679,831	7,484,885	11,785,924	185,999	4,555,480	2,747,537	3,330,935	1,838,794	605,745	13,467,628

Cost	$402,961,612	$299,165,989	$236,694,525	$4,207,778	$61,509,184	$81,262,701	$27,586,381	$23,716,556	$4,995,205	$134,863,639

Deferred contracts in the accumulation period:
Units owned by participants #	31,998,937	19,287,390	13,298,772	266,440	3,055,127	4,718,975	1,518,613	2,326,183	253,837	115,785,341
Minimum unit fair value #*	$11.576942	$15.959585	$18.408515	$14.981252	$20.024264	$18.940434	$13.292354	$11.781130	$17.886437	$0.837597
Maximum unit fair value #*	$14.783073	$31.565518	$30.881557	$32.289161	$34.465864	$37.095472	$24.396691	$22.309856	$34.988620	$9.800911
Contract liability	$415,152,884	$360,116,714	$281,964,355	$5,185,145	$70,269,168	$105,461,004	$27,273,539	$31,988,403	$5,331,446	$134,136,469

Contracts in payout (annuitization) period:
Units owned by participants #	1,935	7,841	10,590	—	633	546	—	9,020	247	1,317,924
Minimum unit fair value #*	$13.097622	$18.048084	$20.817048	$—	$23.552455	$24.231157	$—	$21.188012	$20.935673	$0.958325
Maximum unit fair value #*	$13.623101	$28.687355	$30.360968	$—	$33.884927	$24.231157	$—	$21.188012	$20.935673	$1.142179
Contract liability	$25,567	$183,122	$258,005	$—	$17,943	$13,235	$—	$191,108	$5,166	$1,347,515

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	9,371,476	7,539,080	2,911,378	19,700,420	10,292,653	—	—	—	—	—
class IB	—	—	—	1,082,045	3,976,011	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	114,171,507
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	15,817,177
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	10,425,364	15,778,134	34,529,632	6,380,449	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	9,371,476	7,539,080	2,911,378	20,782,465	14,268,664	10,425,364	15,778,134	34,529,632	6,380,449	129,988,684
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,399	2,171	373	3,313	2,807	1,482	4,277	56,190	856	12,691
Other assets	—	—	—	1	—	—	1	1	3	—
Total assets	9,372,875	7,541,251	2,911,751	20,785,779	14,271,471	10,426,846	15,782,412	34,585,823	6,381,308	130,001,375

Liabilities:
Due to Sponsor Company	1,399	2,171	373	3,313	2,808	1,482	4,277	56,190	856	12,691
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	3	—	3	—	—	—	—	4
Total liabilities	1,399	2,172	376	3,313	2,811	1,482	4,277	56,190	856	12,695

Net assets:
For contract liabilities	$9,371,476	$7,539,079	$2,911,375	$20,782,466	$14,268,660	$10,425,364	$15,778,135	$34,529,633	$6,380,452	$129,988,680

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	9,371,476	7,539,079	2,911,375	19,700,420	10,292,650	—	—	—	—	—
class IB	—	—	—	1,082,046	3,976,010	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	114,171,505
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	15,817,175
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	10,425,364	15,778,135	34,529,633	6,380,452	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$9,371,476	$7,539,079	$2,911,375	$20,782,466	$14,268,660	$10,425,364	$15,778,135	$34,529,633	$6,380,452	$129,988,680

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	458,936	234,643	36,589	1,929,522	641,287	—	—	—	—	—
class IB	—	—	—	106,083	248,190	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	2,334,796
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	334,613
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	552,776	984,902	2,789,146	171,748	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	458,936	234,643	36,589	2,035,605	889,477	552,776	984,902	2,789,146	171,748	2,669,409

Cost	$9,008,326	$6,182,462	$2,178,594	$21,325,507	$11,333,638	$10,091,613	$14,315,920	$32,386,035	$4,602,292	$93,301,242

Deferred contracts in the accumulation period:
Units owned by participants #	459,894	270,379	142,368	2,014,921	706,916	489,396	744,634	1,939,078	358,117	7,049,780
Minimum unit fair value #*	$17.365308	$24.873776	$17.800911	$9.373907	$17.149985	$18.245784	$19.123826	$14.682259	$15.159025	$12.483623
Maximum unit fair value #*	$30.398870	$41.783712	$32.041093	$11.737333	$28.535135	$24.442408	$27.573519	$22.154256	$25.080187	$34.637160
Contract liability	$9,371,476	$7,531,894	$2,911,375	$20,777,322	$14,268,660	$10,425,364	$15,778,135	$34,425,846	$6,380,452	$129,504,682

Contracts in payout (annuitization) period:
Units owned by participants #	—	267	—	505	—	—	—	5,860	—	24,438
Minimum unit fair value #*	$—	$26.910152	$—	$10.191281	$—	$—	$—	$17.294138	$—	$14.154768
Maximum unit fair value #*	$—	$26.910152	$—	$10.191281	$—	$—	$—	$18.708721	$—	$24.746663
Contract liability	$—	$7,185	$—	$5,144	$—	$—	$—	$103,787	$—	$483,998

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	4,288,315
class INIT	17,955,369	123,784,961	45,491,914	80,986,903	358,202,310	147,664,521	364,441,039	19,827,241	82,430,204	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	2,183,803	—	886,377	34,711,952	100,396,143	137,844,761	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	17,955,369	125,968,764	45,491,914	81,873,280	392,914,262	248,060,664	502,285,800	19,827,241	82,430,204	4,288,315
Due from Sponsor Company	—	—	—	—	—	—	—	—	9,938	—
Receivable for fund shares sold	14,832	74,105	6,804	51,881	456,523	107,552	70,708	32,788	—	378
Other assets	—	—	2	—	—	4	10	—	3	1
Total assets	17,970,201	126,042,869	45,498,720	81,925,161	393,370,785	248,168,220	502,356,518	19,860,029	82,440,145	4,288,694

Liabilities:
Due to Sponsor Company	14,832	74,105	6,804	51,881	456,523	107,552	70,708	32,788	—	378
Payable for fund shares purchased	—	—	—	—	—	—	—	—	9,938	—
Other liabilities	4	—	—	—	—	—	—	1	—	—
Total liabilities	14,836	74,105	6,804	51,881	456,523	107,552	70,708	32,789	9,938	378

Net assets:
For contract liabilities	$17,955,365	$125,968,764	$45,491,916	$81,873,280	$392,914,262	$248,060,668	$502,285,810	$19,827,240	$82,430,207	$4,288,316

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	4,288,316
class INIT	17,955,365	123,784,962	45,491,916	80,986,904	358,202,311	147,664,525	364,441,044	19,827,240	82,430,207	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	2,183,802	—	886,376	34,711,951	100,396,143	137,844,766	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$17,955,365	$125,968,764	$45,491,916	$81,873,280	$392,914,262	$248,060,668	$502,285,810	$19,827,240	$82,430,207	$4,288,316

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	288,970
class INIT	816,153	4,116,561	4,783,587	4,029,199	14,502,118	7,058,534	27,567,401	672,110	14,285,997	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	73,553	—	47,732	1,429,652	4,885,457	10,611,606	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	816,153	4,190,114	4,783,587	4,076,931	15,931,770	11,943,991	38,179,007	672,110	14,285,997	288,970

Cost	$13,763,370	$92,783,337	$38,219,717	$65,716,660	$326,287,047	$184,081,547	$495,054,616	$16,423,622	$85,449,015	$4,198,814

Deferred contracts in the accumulation period:
Units owned by participants #	668,177	6,578,076	3,958,727	3,342,903	18,716,310	9,241,950	35,726,879	810,638	6,982,344	322,727
Minimum unit fair value #*	$22.323313	$16.951539	$9.989835	$16.910671	$14.394256	$17.854407	$11.425059	$21.541980	$11.142162	$12.902316
Maximum unit fair value #*	$33.439353	$28.999979	$33.935009	$37.648140	$26.932336	$37.043103	$15.675497	$28.186248	$12.166841	$13.826114
Contract liability	$17,678,031	$124,613,396	$45,060,987	$80,802,044	$387,760,608	$247,214,461	$501,065,123	$19,686,179	$81,109,858	$4,288,316

Contracts in payout (annuitization) period:
Units owned by participants #	9,329	66,927	36,634	38,870	225,960	26,860	84,968	5,487	111,907	—
Minimum unit fair value #*	$25.541640	$18.992524	$11.194284	$20.237750	$16.928914	$19.410378	$11.806108	$24.025889	$11.682739	$—
Maximum unit fair value #*	$33.439353	$24.415010	$12.638795	$35.154951	$26.932336	$37.043103	$15.675497	$26.796181	$12.166841	$—
Contract liability	$277,334	$1,355,368	$430,929	$1,071,236	$5,153,654	$846,207	$1,220,687	$141,061	$1,320,349	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	178,238	713,430	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	650,806	2,120,265	10,679,917	—	—	—	—
class III	—	—	7,235,391	—	—	—	—	6,134,935	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	9,762,559	—	—	—
class SRV	—	—	—	—	—	—	—	—	2,143,116	11,748,456
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	178,238	713,430	7,235,391	650,806	2,120,265	10,679,917	9,762,559	6,134,935	2,143,116	11,748,456
Due from Sponsor Company	—	8,067	—	—	—	—	—	—	—	—
Receivable for fund shares sold	29,938	—	1,683	404	300	6,692	1,738	1,337	296	4,020
Other assets	—	—	1	1	2	—	1	—	2	—
Total assets	208,176	721,497	7,237,075	651,211	2,120,567	10,686,609	9,764,298	6,136,272	2,143,414	11,752,476

Liabilities:
Due to Sponsor Company	29,938	—	1,683	404	300	6,692	1,738	1,337	296	4,020
Payable for fund shares purchased	—	8,067	—	—	—	—	—	—	—	—
Other liabilities	1	1	—	—	—	1	—	—	—	—
Total liabilities	29,939	8,068	1,683	404	300	6,693	1,738	1,337	296	4,020

Net assets:
For contract liabilities	$178,237	$713,429	$7,235,392	$650,807	$2,120,267	$10,679,916	$9,762,560	$6,134,935	$2,143,118	$11,748,456

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	178,237	713,429	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	650,807	2,120,267	10,679,916	—	—	—	—
class III	—	—	7,235,392	—	—	—	—	6,134,935	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	9,762,560	—	—	—
class SRV	—	—	—	—	—	—	—	—	2,143,118	11,748,456
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$178,237	$713,429	$7,235,392	$650,807	$2,120,267	$10,679,916	$9,762,560	$6,134,935	$2,143,118	$11,748,456

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	10,214	49,168	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	59,489	68,639	901,259	—	—	—	—
class III	—	—	596,980	—	—	—	—	603,238	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	536,404	—	—	—
class SRV	—	—	—	—	—	—	—	—	39,044	250,607
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	10,214	49,168	596,980	59,489	68,639	901,259	536,404	603,238	39,044	250,607

Cost	$118,811	$600,386	$5,834,760	$614,820	$1,796,102	$8,762,299	$8,059,934	$5,417,866	$1,956,201	$8,123,234

Deferred contracts in the accumulation period:
Units owned by participants #	8,645	30,369	365,971	57,811	104,276	566,431	486,864	309,859	116,652	603,990
Minimum unit fair value #*	$16.991085	$19.721825	$18.964125	$10.855365	$19.621835	$16.192270	$16.916529	$18.860184	$16.026155	$16.876506
Maximum unit fair value #*	$22.208003	$24.529815	$20.321731	$11.433487	$20.666424	$31.057303	$30.842808	$20.848713	$27.994739	$28.763772
Contract liability	$178,237	$660,850	$7,215,978	$650,807	$2,120,267	$10,679,916	$9,762,560	$6,134,935	$2,143,118	$11,748,456

Contracts in payout (annuitization) period:
Units owned by participants #	—	2,363	977	—	—	—	—	—	—	—
Minimum unit fair value #*	$—	$20.964346	$19.873158	$—	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$—	$24.529815	$19.873158	$—	$—	$—	$—	$—	$—	$—
Contract liability	$—	$52,579	$19,414	$—	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund
	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	35,835,823	2,626,171	7,472,965	651,031	1,424,922	405,202	1,228,880	1,762,743
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	4,721,824	13,657,969	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	4,721,824	13,657,969	35,835,823	2,626,171	7,472,965	651,031	1,424,922	405,202	1,228,880	1,762,743
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	690	6,210	9,591	367	1,359	402	494	32	80	552
Other assets	1	1	—	—	1	—	—	—	1	1
Total assets	4,722,515	13,664,180	35,845,414	2,626,538	7,474,325	651,433	1,425,416	405,234	1,228,961	1,763,296

Liabilities:
Due to Sponsor Company	690	6,210	9,591	367	1,359	402	494	32	80	552
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	1	—	—	—	—
Total liabilities	690	6,210	9,591	367	1,359	403	494	32	80	552

Net assets:
For contract liabilities	$4,721,825	$13,657,970	$35,835,823	$2,626,171	$7,472,966	$651,030	$1,424,922	$405,202	$1,228,881	$1,762,744

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	35,835,823	2,626,171	7,472,966	651,030	1,424,922	405,202	1,228,881	1,762,744
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	4,721,825	13,657,970	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$4,721,825	$13,657,970	$35,835,823	$2,626,171	$7,472,966	$651,030	$1,424,922	$405,202	$1,228,881	$1,762,744

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	5,836,453	143,272	749,545	56,172	93,438	19,776	75,857	66,045
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	147,973	537,292	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	147,973	537,292	5,836,453	143,272	749,545	56,172	93,438	19,776	75,857	66,045

Cost	$4,157,137	$10,141,869	$38,480,485	$2,134,167	$5,790,627	$524,171	$1,182,854	$294,051	$1,133,032	$1,252,442

Deferred contracts in the accumulation period:
Units owned by participants #	229,122	576,630	2,505,893	151,952	547,444	60,117	125,366	14,520	57,518	61,404
Minimum unit fair value #*	$17.957499	$20.448541	$12.683826	$16.033429	$13.517918	$9.335874	$10.197950	$24.168620	$18.484955	$21.875871
Maximum unit fair value #*	$28.314174	$35.779936	$20.397934	$24.147718	$13.733316	$16.935698	$17.812769	$32.448772	$30.704128	$30.692956
Contract liability	$4,721,825	$13,657,970	$35,794,300	$2,626,171	$7,472,966	$651,030	$1,401,622	$405,202	$1,221,232	$1,762,744

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	2,895	—	—	—	2,076	—	366	—
Minimum unit fair value #*	$—	$—	$14.342901	$—	$—	$—	$11.142311	$—	$19.998643	$—
Maximum unit fair value #*	$—	$—	$14.342901	$—	$—	$—	$11.589569	$—	$21.636201	$—
Contract liability	$—	$—	$41,523	$—	$—	$—	$23,300	$—	$7,649	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	343,670
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	1,242,297	5,309,550	475,756	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	648,894	412,283	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	43,597,856	6,568,550	—
class S2	—	—	—	—	—	28,015,054	1,525,951	1,604,831	1,215,739	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	1,242,297	5,309,550	475,756	648,894	412,283	28,015,054	1,525,951	45,202,687	7,784,289	343,670
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	117	1,172	55	104	62	4,289	216	7,916	1,296	57
Other assets	—	2	—	—	—	—	—	4	—	—
Total assets	1,242,414	5,310,724	475,811	648,998	412,345	28,019,343	1,526,167	45,210,607	7,785,585	343,727

Liabilities:
Due to Sponsor Company	117	1,172	55	104	62	4,289	216	7,916	1,296	57
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	1	1	—	1	—
Total liabilities	117	1,172	55	104	62	4,290	217	7,916	1,297	57

Net assets:
For contract liabilities	$1,242,297	$5,309,552	$475,756	$648,894	$412,283	$28,015,053	$1,525,950	$45,202,691	$7,784,288	$343,670

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	343,670
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	1,242,297	5,309,552	475,756	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	648,894	412,283	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	43,597,858	6,568,548	—
class S2	—	—	—	—	—	28,015,053	1,525,950	1,604,833	1,215,740	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,242,297	$5,309,552	$475,756	$648,894	$412,283	$28,015,053	$1,525,950	$45,202,691	$7,784,288	$343,670

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	16,805
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	113,245	557,141	36,909	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	21,717	13,185	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	692,359	1,168,782	—
class S2	—	—	—	—	—	1,236,322	74,292	26,395	219,844	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	113,245	557,141	36,909	21,717	13,185	1,236,322	74,292	718,754	1,388,626	16,805

Cost	$1,254,903	$5,656,609	$456,485	$263,609	$246,876	$22,601,960	$1,119,942	$33,768,051	$7,281,955	$258,628

Deferred contracts in the accumulation period:
Units owned by participants #	99,058	375,181	43,195	191,786	186,068	1,312,443	52,795	2,319,531	466,563	107,200
Minimum unit fair value #*	$12.265947	$13.659766	$10.947978	$2.419844	$1.945091	$17.994307	$25.989208	$17.410515	$15.590526	$2.067581
Maximum unit fair value #*	$13.144011	$14.637587	$11.731778	$27.564086	$24.396954	$30.761899	$30.317055	$20.796354	$17.585816	$22.754105
Contract liability	$1,242,297	$5,309,552	$475,756	$648,894	$412,283	$28,004,216	$1,525,950	$44,674,255	$7,704,315	$277,772

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	530	—	26,599	4,726	29,485
Minimum unit fair value #*	$—	$—	$—	$—	$—	$20.446817	$—	$19.630227	$16.735169	$2.234962
Maximum unit fair value #*	$—	$—	$—	$—	$—	$20.446817	$—	$20.655652	$17.080331	$2.234962
Contract liability	$—	$—	$—	$—	$—	$10,837	$—	$528,436	$79,973	$65,898

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2017

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	562,927	1,147,169	704,195	121,893	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	31,603,235	228,906,384	—	—	—
class II	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	17,755,747	30,561,756	17,198,827
class S1	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—
Total investments	562,927	1,147,169	704,195	121,893	31,603,235	228,906,384	17,755,747	30,561,756	17,198,827
Due from Sponsor Company	—	—	—	—	—	—	35,455	—	—
Receivable for fund shares sold	140	380	124	21	5,432	48,508	—	102	10,557
Other assets	1	—	—	—	—	—	2	—	1
Total assets	563,068	1,147,549	704,319	121,914	31,608,667	228,954,892	17,791,204	30,561,858	17,209,385

Liabilities:
Due to Sponsor Company	140	380	124	21	5,432	48,508	—	102	10,557
Payable for fund shares purchased	—	—	—	—	—	—	35,455	—	—
Other liabilities	—	3	1	1	—	9	—	—	—
Total liabilities	140	383	125	22	5,432	48,517	35,455	102	10,557

Net assets:
For contract liabilities	$562,928	$1,147,166	$704,194	$121,892	$31,603,235	$228,906,375	$17,755,749	$30,561,756	$17,198,828

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	562,928	1,147,166	704,194	121,892	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	31,603,235	228,906,375	—	—	—
class II	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	17,755,749	30,561,756	17,198,828
class S1	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—
Total contract liabilities	$562,928	$1,147,166	$704,194	$121,892	$31,603,235	$228,906,375	$17,755,749	$30,561,756	$17,198,828

Shares:
class 1	—	—	—	—	—	—	—	—	—
class 2	104,633	112,688	22,186	4,491	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	687,326	32,607,747	—	—	—
class II	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	704,314	1,643,105	1,008,729
class S1	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—
Total shares	104,633	112,688	22,186	4,491	687,326	32,607,747	704,314	1,643,105	1,008,729

Cost	$503,374	$1,003,839	$546,260	$95,055	$26,645,600	$257,360,893	$16,360,492	$28,468,761	$15,303,312

Deferred contracts in the accumulation period:
Units owned by participants #	35,874	315,193	21,084	5,297	1,185,177	33,423,026	1,273,229	2,263,817	1,467,430
Minimum unit fair value #*	$14.872611	$2.622931	$29.831842	$22.007660	$22.312172	$6.615585	$13.226438	$12.913779	$11.368649
Maximum unit fair value #*	$16.216451	$34.517721	$36.385309	$32.312262	$31.769789	$7.159054	$13.959757	$13.669582	$12.034167
Contract liability	$559,095	$1,141,847	$698,228	$121,892	$31,470,174	$228,906,375	$17,367,163	$30,104,654	$17,123,807

Contracts in payout (annuitization) period:
Units owned by participants #	243	1,797	188	—	4,188	—	28,314	34,084	6,374
Minimum unit fair value #*	$15.795106	$2.959151	$31.768686	$—	$31.769789	$—	$13.657713	$13.334870	$11.739422
Maximum unit fair value #*	$15.795106	$2.959151	$31.768686	$—	$31.769789	$—	$13.797841	$13.471689	$11.859904
Contract liability	$3,833	$5,319	$5,966	$—	$133,061	$—	$388,586	$457,102	$75,021

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly BlackRock Large Cap Growth V.I. Fund. Change effective June 12, 2017.
(2) Formerly UIF Core Plus Fixed Income Portfolio. Change effective May 1, 2017.
(3) Formerly UIF Growth Portfolio. Change effective May 1, 2017.
(4) Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017.
(5) Merged with Oppenheimer Equity Income Fund/VA . Change effective April 28, 2017.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2017

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$100,777	$13,419	$258,208	$292,270	$28,924	$8,938	$17,758	$163,760	$1,079,637	$4,124,892

Expenses:
Administrative charges	—	—	—	—	—	—	—	(58,440)	(179,696)	(270,665)
Mortality and expense risk charges	(61,139)	(21,476)	(217,196)	(248,614)	(162,461)	(13,521)	(32,756)	(781,211)	(1,748,761)	(3,552,577)
Total expenses	(61,139)	(21,476)	(217,196)	(248,614)	(162,461)	(13,521)	(32,756)	(839,651)	(1,928,457)	(3,823,242)
Net investment income (loss)	39,638	(8,057)	41,012	43,656	(133,537)	(4,583)	(14,998)	(675,891)	(848,820)	301,650

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	535,783	133,585	75,249	447,720	344,014	54,523	85,791	(1,387,912)	3,199,976	(2,084,838)
Net realized gain distributions	—	264,119	117,515	—	588,801	—	—	—	5,470,341	—
Change in unrealized appreciation (depreciation) during the period	(77,817)	106,338	1,679,583	2,794,721	422,468	39,711	470,667	8,144,501	3,592,411	1,969,735
Net gain (loss) on investments	457,966	504,042	1,872,347	3,242,441	1,355,283	94,234	556,458	6,756,589	12,262,728	(115,103)
Net increase (decrease) in net assets resulting from operations	$497,604	$495,985	$1,913,359	$3,286,097	$1,221,746	$89,651	$541,460	$6,080,698	$11,413,908	$186,547

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,540,547	$576,824	$—	$414,278	$4,221	$631,955	$14,818	$269,679	$3,998,858	$9,559,284

Expenses:
Administrative charges	(105,884)	(147,913)	(6,778)	—	—	—	—	—	—	(943,708)
Mortality and expense risk charges	(1,688,880)	(1,921,984)	(1,193,547)	(161,999)	(5,477)	(2,018,719)	(9,607)	(1,257,009)	(2,873,732)	(10,215,232)
Total expenses	(1,794,764)	(2,069,897)	(1,200,325)	(161,999)	(5,477)	(2,018,719)	(9,607)	(1,257,009)	(2,873,732)	(11,158,940)
Net investment income (loss)	(254,217)	(1,493,073)	(1,200,325)	252,279	(1,256)	(1,386,764)	5,211	(987,330)	1,125,126	(1,599,656)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,758,866	2,106,792	932,707	(57,878)	17,380	—	34,127	223,468	7,941,098	28,593,665
Net realized gain distributions	—	2,247,434	3,082,649	594,264	9,713	—	21,843	429,506	2,975,385	28,177,891
Change in unrealized appreciation (depreciation) during the period	16,452,915	10,787,743	5,190,639	85,868	(8,039)	—	42,160	3,877,889	25,037,820	27,592,048
Net gain (loss) on investments	22,211,781	15,141,969	9,205,995	622,254	19,054	—	98,130	4,530,863	35,954,303	84,363,604
Net increase (decrease) in net assets resulting from operations	$21,957,564	$13,648,896	$8,005,670	$874,533	$17,798	$(1,386,764)	$103,341	$3,543,533	$37,079,429	$82,763,948

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$8,337,967	$12,093,882	$1,469,154	$6,847,167	$18,289,962	$4,762,569	$1,103,309	$565,341	$106	$4,625

Expenses:
Administrative charges	(563,780)	(943,278)	(334,627)	(1,977,680)	(1,983,596)	(486,406)	(170,274)	(206,971)	—	—
Mortality and expense risk charges	(6,830,531)	(8,265,300)	(3,467,265)	(21,544,835)	(20,451,206)	(4,984,247)	(1,852,932)	(2,091,735)	(17,944)	(107,528)
Total expenses	(7,394,311)	(9,208,578)	(3,801,892)	(23,522,515)	(22,434,802)	(5,470,653)	(2,023,206)	(2,298,706)	(17,944)	(107,528)
Net investment income (loss)	943,656	2,885,304	(2,332,738)	(16,675,348)	(4,144,840)	(708,084)	(919,897)	(1,733,365)	(17,838)	(102,903)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	20,768,071	(67,564)	9,796,382	52,462,552	44,712,150	8,335,629	4,938,751	3,819,359	7,401	285,944
Net realized gain distributions	15,285,238	8,239,681	6,433,651	122,955,958	81,584,495	3,594,134	—	—	27,082	415,730
Change in unrealized appreciation (depreciation) during the period	22,036,956	577,651	40,792,772	140,776,456	115,972,000	70,346,957	22,436,959	26,062,704	214,390	1,039,547
Net gain (loss) on investments	58,090,265	8,749,768	57,022,805	316,194,966	242,268,645	82,276,720	27,375,710	29,882,063	248,873	1,741,221
Net increase (decrease) in net assets resulting from operations	$59,033,921	$11,635,072	$54,690,067	$299,519,618	$238,123,805	$81,568,636	$26,455,813	$28,148,698	$231,035	$1,638,318

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$465,934	$217,629	$25,617	$15,910	$51,867	$6,057,242	$26,355,945	$372,289	$163,453	$—

Expenses:
Administrative charges	—	—	—	—	—	(543,513)	(820,336)	(85,132)	(8,333)	(203,690)
Mortality and expense risk charges	(880,092)	(705,368)	(41,026)	(43,495)	(14,702)	(6,461,046)	(10,627,598)	(1,066,315)	(74,006)	(2,348,087)
Total expenses	(880,092)	(705,368)	(41,026)	(43,495)	(14,702)	(7,004,559)	(11,447,934)	(1,151,447)	(82,339)	(2,551,777)
Net investment income (loss)	(414,158)	(487,739)	(15,409)	(27,585)	37,165	(947,317)	14,908,011	(779,158)	81,114	(2,551,777)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,695,575	2,159,400	121,806	78,031	1,320	17,365,294	8,104,932	1,695,828	(22,960)	(4,154,194)
Net realized gain distributions	3,402,702	2,168,135	552,205	172,256	8,968	14,433,267	—	4,757,818	—	13,611,136
Change in unrealized appreciation (depreciation) during the period	4,611,754	3,967,634	(307,496)	291,109	52,430	36,405,800	24,807,253	7,867,343	376,266	17,538,818
Net gain (loss) on investments	11,710,031	8,295,169	366,515	541,396	62,718	68,204,361	32,912,185	14,320,989	353,306	26,995,760
Net increase (decrease) in net assets resulting from operations	$11,295,873	$7,807,430	$351,106	$513,811	$99,883	$67,257,044	$47,820,196	$13,541,831	$434,420	$24,443,983

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$291,743	$8,756,109	$11,364,837	$595,670	$4,651,423	$3,105,883	$3,804,464	$—	$—	$399,706

Expenses:
Administrative charges	—	(342,960)	(708,472)	(67,952)	(255,063)	(265,442)	(264,568)	(36,352)	—	—
Mortality and expense risk charges	(1,044,728)	(4,876,034)	(8,245,830)	(918,346)	(3,041,037)	(3,089,352)	(3,553,073)	(380,459)	(729,421)	(278,458)
Total expenses	(1,044,728)	(5,218,994)	(8,954,302)	(986,298)	(3,296,100)	(3,354,794)	(3,817,641)	(416,811)	(729,421)	(278,458)
Net investment income (loss)	(752,985)	3,537,115	2,410,535	(390,628)	1,355,323	(248,911)	(13,177)	(416,811)	(729,421)	121,248

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	992,606	(3,789,403)	18,550,920	858,393	2,015,154	7,746,755	1,568,937	(1,883,356)	(503,839)	845,757
Net realized gain distributions	4,174,319	—	20,783,619	—	—	—	12,236,380	53,574	159,965	—
Change in unrealized appreciation (depreciation) during the period	339,020	8,677,522	(8,478,951)	15,768,228	22,708,642	22,119,417	731,895	7,374,795	1,365,469	1,197,052
Net gain (loss) on investments	5,505,945	4,888,119	30,855,588	16,626,621	24,723,796	29,866,172	14,537,212	5,545,013	1,021,595	2,042,809
Net increase (decrease) in net assets resulting from operations	$4,752,960	$8,425,234	$33,266,123	$16,235,993	$26,079,119	$29,617,261	$14,524,035	$5,128,202	$292,174	$2,164,057

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$12,429,634	$3,845,173	$4,441,465	$21,627	$628,137	$—	$1,762,225	$438,119	$42,838	$1,147,144

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(194,467)
Mortality and expense risk charges	(5,961,210)	(5,160,760)	(3,924,574)	(59,913)	(1,063,577)	(1,566,890)	(423,739)	(451,739)	(82,717)	(2,402,829)
Total expenses	(5,961,210)	(5,160,760)	(3,924,574)	(59,913)	(1,063,577)	(1,566,890)	(423,739)	(451,739)	(82,717)	(2,597,296)
Net investment income (loss)	6,468,424	(1,315,587)	516,891	(38,286)	(435,440)	(1,566,890)	1,338,486	(13,620)	(39,879)	(1,450,152)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,171,621	11,995,673	8,537,702	117,173	1,750,258	4,803,987	16,000	1,600,466	3,213	261,014
Net realized gain distributions	—	18,901,440	19,262,825	201,678	7,460,577	1,347,957	—	—	157,419	—
Change in unrealized appreciation (depreciation) during the period	7,006,159	38,437,067	15,388,007	873,808	4,036,696	22,612,294	362,317	5,197,229	494,934	82,731
Net gain (loss) on investments	9,177,780	69,334,180	43,188,534	1,192,659	13,247,531	28,764,238	378,317	6,797,695	655,566	343,745
Net increase (decrease) in net assets resulting from operations	$15,646,204	$68,018,593	$43,705,425	$1,154,373	$12,812,091	$27,197,348	$1,716,803	$6,784,075	$615,687	$(1,106,407)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$3,086	$51,054	$477,863	$233,760	$108,164	$253,266	$1,420,446	$82,349	$116,722

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(192,351)
Mortality and expense risk charges	(136,491)	(122,878)	(44,492)	(342,436)	(178,216)	(106,244)	(235,449)	(534,907)	(94,476)	(1,921,565)
Total expenses	(136,491)	(122,878)	(44,492)	(342,436)	(178,216)	(106,244)	(235,449)	(534,907)	(94,476)	(2,113,916)
Net investment income (loss)	(136,491)	(119,792)	6,562	135,427	55,544	1,920	17,817	885,539	(12,127)	(1,997,194)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(147,832)	202,815	162,166	(94,388)	678,879	114,954	204,217	577,845	534,830	8,295,365
Net realized gain distributions	—	—	—	—	1,035,572	803,757	868,486	334,631	609,857	5,039,071
Change in unrealized appreciation (depreciation) during the period	2,326,806	1,102,408	309,413	(78,392)	136,228	258,916	1,379,404	812,862	(425,485)	21,798,593
Net gain (loss) on investments	2,178,974	1,305,223	471,579	(172,780)	1,850,679	1,177,627	2,452,107	1,725,338	719,202	35,133,029
Net increase (decrease) in net assets resulting from operations	$2,042,483	$1,185,431	$478,141	$(37,353)	$1,906,223	$1,179,547	$2,469,924	$2,610,877	$707,075	$33,135,835

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$146,124	$883,179	$53,580	$—	$9,114,890	$4,519,111	$16,524,084	$280,432	$5,532,252	$53,810

Expenses:
Administrative charges	(27,905)	(189,528)	(65,180)	(119,841)	(554,481)	(208,355)	(664,267)	(35,705)	—	—
Mortality and expense risk charges	(296,294)	(2,170,315)	(775,896)	(1,385,203)	(6,705,430)	(3,702,860)	(7,030,894)	(302,342)	(1,623,277)	(46,470)
Total expenses	(324,199)	(2,359,843)	(841,076)	(1,505,044)	(7,259,911)	(3,911,215)	(7,695,161)	(338,047)	(1,623,277)	(46,470)
Net investment income (loss)	(178,075)	(1,476,664)	(787,496)	(1,505,044)	1,854,979	607,896	8,828,923	(57,615)	3,908,975	7,340

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	922,416	6,260,666	1,253,314	2,219,733	11,060,321	13,156,093	1,755,601	775,076	(372,880)	(23,777)
Net realized gain on distributions	658,954	4,787,045	2,565,953	1,475,715	10,696,766	9,714,651	—	1,377,362	—	49,740
Change in unrealized appreciation (depreciation) during the period	2,075,381	14,250,176	6,593,168	15,145,063	15,104,716	12,779,850	3,609,268	1,850,782	548,855	473,449
Net gain (loss) on investments	3,656,751	25,297,887	10,412,435	18,840,511	36,861,803	35,650,594	5,364,869	4,003,220	175,975	499,412
Net increase (decrease) in net assets resulting from operations	$3,478,676	$23,821,223	$9,624,939	$17,335,467	$38,716,782	$36,258,490	$14,193,792	$3,945,605	$4,084,950	$506,752

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account (5)	Sub-Account	Sub-Account

Investment income:
Dividends	$3,174	$276	$112,881	$18,405	$—	$—	$58,273	$—	$—	$183

Expenses:
Administrative charges	(282)	(1,035)	—	—	—	—	—	(424)	—	—
Mortality and expense risk charges	(3,389)	(11,118)	(68,266)	(11,363)	(35,029)	(143,687)	(143,585)	(3,172)	(59,445)	(33,506)
Total expenses	(3,671)	(12,153)	(68,266)	(11,363)	(35,029)	(143,687)	(143,585)	(3,596)	(59,445)	(33,506)
Net investment income (loss)	(497)	(11,877)	44,615	7,042	(35,029)	(143,687)	(85,312)	(3,596)	(59,445)	(33,323)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,131	22,571	381,900	9,707	35,774	201,496	294,818	4,991	288,089	15,888
Net realized gain distributions	26,152	114,344	378,144	—	175,986	—	115,264	—	666,582	182,214
Change in unrealized appreciation (depreciation) during the period	2,278	28,544	272,536	9,274	505,134	3,219,436	430,448	64,245	915,692	266,380
Net gain (loss) on investments	39,561	165,459	1,032,580	18,981	716,894	3,420,932	840,530	69,236	1,870,363	464,482
Net increase (decrease) in net assets resulting from operations	$39,064	$153,582	$1,077,195	$26,023	$681,865	$3,277,245	$755,218	$65,640	$1,810,918	$431,159

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund
	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$81,581	$49,775	$94,246	$52,555	$2,108,668	$41,702	$8,357	$12,044	$31,513	$4,144

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(191,257)	(66,819)	(234,335)	(12,472)	(601,151)	(46,177)	(68,710)	(12,961)	(24,668)	(3,599)
Total expenses	(191,257)	(66,819)	(234,335)	(12,472)	(601,151)	(46,177)	(68,710)	(12,961)	(24,668)	(3,599)
Net investment income (loss)	(109,676)	(17,044)	(140,089)	40,083	1,507,517	(4,475)	(60,353)	(917)	6,845	545

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	720,072	88,561	1,014,352	153,211	(750,607)	73,133	359,211	33,660	54,471	10,678
Net realized gain distributions	—	81,638	785,986	—	—	98,939	107,707	—	—	20,341
Change in unrealized appreciation (depreciation) during the period	2,585,188	349,541	(21,748)	(138,498)	1,218,904	176,985	1,625,848	118,505	247,669	42,897
Net gain (loss) on investments	3,305,260	519,740	1,778,590	14,713	468,297	349,057	2,092,766	152,165	302,140	73,916
Net increase (decrease) in net assets resulting from operations	$3,195,584	$502,696	$1,638,501	$54,796	$1,975,814	$344,582	$2,032,413	$151,248	$308,985	$74,461

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$13,261	$29,827	$55,678	$184,210	$11,446	$—	$—	$357,825	$27,614	$34,783

Expenses:
Administrative charges	—	—	—	—	—	(679)	—	(7,777)	(2,748)	—
Mortality and expense risk charges	(26,457)	(12,693)	(14,595)	(50,951)	(7,503)	(10,697)	(6,922)	(323,654)	(21,816)	(882,297)
Total expenses	(26,457)	(12,693)	(14,595)	(50,951)	(7,503)	(11,376)	(6,922)	(331,431)	(24,564)	(882,297)
Net investment income (loss)	(13,196)	17,134	41,083	133,259	3,943	(11,376)	(6,922)	26,394	3,050	(847,514)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	13,481	73,170	(11,069)	(277,614)	(5,460)	10,471	3,568	1,012,417	57,456	3,326,740
Net realized gain distributions	75,267	52,830	—	—	—	—	—	1,151,405	60,495	3,516,231
Change in unrealized appreciation (depreciation) during the period	896	136,733	115,066	1,245,804	64,320	141,032	55,453	1,148,579	90,838	3,938,934
Net gain (loss) on investments	89,644	262,733	103,997	968,190	58,860	151,503	59,021	3,312,401	208,789	10,781,905
Net increase (decrease) in net assets resulting from operations	$76,448	$279,867	$145,080	$1,101,449	$62,803	$140,127	$52,099	$3,338,795	$211,839	$9,934,391

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account (9)

Investment income:
Dividends	$—	$2,636	$15,089	$—	$—	$932	$574,760	$2,415,677	$364,217	$869,301

Expenses:
Administrative charges	—	—	—	—	—	—	(66,710)	—	(24,315)	(31,535)
Mortality and expense risk charges	(168,296)	(7,522)	(10,220)	(21,618)	(15,936)	(2,841)	(284,794)	(2,295,347)	(387,638)	(396,953)
Total expenses	(168,296)	(7,522)	(10,220)	(21,618)	(15,936)	(2,841)	(351,504)	(2,295,347)	(411,953)	(428,488)
Net investment income (loss)	(168,296)	(4,886)	4,869	(21,618)	(15,936)	(1,909)	223,256	120,330	(47,736)	440,813

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	92,852	39,148	2,907	8,622	48,405	8,556	1,397,744	(4,426,578)	(5,497,199)	(10,295,183)
Net realized gain distributions	546,701	15,017	—	32,854	41,002	11,202	1,831,658	—	6,696,910	9,881,040
Change in unrealized appreciation (depreciation) during the period	1,088,042	(15,270)	100,489	216,576	105,156	5,321	2,623,116	(6,167,130)	2,117,060	2,518,484
Net gain (loss) on investments	1,727,595	38,895	103,396	258,052	194,563	25,079	5,852,518	(10,593,708)	3,316,771	2,104,341
Net increase (decrease) in net assets resulting from operations	$1,559,299	$34,009	$108,265	$236,434	$178,627	$23,170	$6,075,774	$(10,473,378)	$3,269,035	$2,545,154

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio
	Sub-Account (10)	Sub-Account (11)	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)	Sub-Account (17)	Sub-Account (18)	Sub-Account

Investment income:
Dividends	$2,950,566	$34,463	$368,340	$120,486	$48,065	$805,360	$1,775,959	$1,085,493	$63,722	$159,707

Expenses:
Administrative charges	(134,840)	(8,687)	(21,468)	(11,165)	(33,739)	(219,334)	(130,256)	(133,945)	(14,221)	—
Mortality and expense risk charges	(1,299,454)	(110,550)	(348,508)	(204,790)	(355,955)	(2,128,605)	(1,229,298)	(1,236,268)	(202,647)	(292,516)
Total expenses	(1,434,294)	(119,237)	(369,976)	(215,955)	(389,694)	(2,347,939)	(1,359,554)	(1,370,213)	(216,868)	(292,516)
Net investment income (loss)	1,516,272	(84,774)	(1,636)	(95,469)	(341,629)	(1,542,579)	416,405	(284,720)	(153,146)	(132,809)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,937,333)	(121,249)	(8,657,773)	(2,406,956)	(8,174,225)	(82,220,937)	(44,272,431)	(18,699,980)	1,356,543	66,465
Net realized gain distributions	361,821	—	11,448,787	4,846,579	10,010,673	86,298,254	44,462,842	32,070,666	1,179,049	983,971
Change in unrealized appreciation (depreciation) during the period	4,114,021	566,577	2,176,230	1,157,824	3,748,953	35,663,007	15,449,183	12,463,015	1,118,444	2,501,789
Net gain (loss) on investments	538,509	445,328	4,967,244	3,597,447	5,585,401	39,740,324	15,639,594	25,833,701	3,654,036	3,552,225
Net increase (decrease) in net assets resulting from operations	$2,054,781	$360,554	$4,965,608	$3,501,978	$5,243,772	$38,197,745	$16,055,999	$25,548,981	$3,500,890	$3,419,416

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2017

	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account

Investment income:
Dividends	$194,373	$309,011

Expenses:
Administrative charges	—	—
Mortality and expense risk charges	(542,149)	(328,693)
Total expenses	(542,149)	(328,693)
Net investment income (loss)	(347,776)	(19,682)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(9,697)	107,501
Net realized gain distributions	1,549,805	—
Change in unrealized appreciation (depreciation) during the period	5,787,570	3,897,906
Net gain (loss) on investments	7,327,678	4,005,407
Net increase (decrease) in net assets resulting from operations	$6,979,902	$3,985,725

The accompanying notes are an integral part of these financial statements.

(1) Formerly BlackRock Large Cap Growth V.I. Fund. Change effective June 12, 2017.
(2) Formerly UIF Core Plus Fixed Income Portfolio. Change effective May 1, 2017.
(3) Formerly UIF Growth Portfolio. Change effective May 1, 2017.
(4) Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017.
(5) Liquidated as of September 29, 2017.
(6) Merged with Oppenheimer Equity Income Fund/VA . Change effective April 28, 2017.
(7) Merged with Oppenheimer Main Street Fund®/VA . Change effective April 28, 2017.
(8) Liquidated as of November 10, 2017.
(9) Liquidated as of November 10, 2017.
(10) Liquidated as of November 10, 2017.
(11) Liquidated as of November 10, 2017.
(12) Liquidated as of November 10, 2017.
(13) Liquidated as of November 10, 2017.
(14) Liquidated as of November 10, 2017.
(15) Liquidated as of November 10, 2017.
(16) Liquidated as of November 10, 2017.
(17) Liquidated as of November 10, 2017.
(18) Liquidated as of November 10, 2017.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2017

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$39,638	$(8,057)	$41,012	$43,656	$(133,537)	$(4,583)	$(14,998)	$(675,891)	$(848,820)	$301,650
Net realized gain (loss) on security transactions	535,783	133,585	75,249	447,720	344,014	54,523	85,791	(1,387,912)	3,199,976	(2,084,838)
Net realized gain distributions	—	264,119	117,515	—	588,801	—	—	—	5,470,341	—
Change in unrealized appreciation (depreciation) during the period	(77,817)	106,338	1,679,583	2,794,721	422,468	39,711	470,667	8,144,501	3,592,411	1,969,735
Net increase (decrease) in net assets resulting from operations	497,604	495,985	1,913,359	3,286,097	1,221,746	89,651	541,460	6,080,698	11,413,908	186,547

Unit transactions:
Purchases	37,440	1,836	8,869	82,306	132,758	1,113	2,575	322,618	390,069	1,388,153
Net transfers	(396,216)	(352,006)	(250,014)	(727,903)	(464,387)	(52,857)	170,788	(767,245)	144,599	11,087,025
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(701,251)	(244,355)	(3,413,568)	(2,123,878)	(1,502,042)	(165,889)	(351,026)	(4,684,948)	(13,843,316)	(30,837,282)
Other transactions	1	1	(1)	(83)	(138)	(1)	4	1,344	702	7,314
Death benefits	(52,960)	(42,162)	(146,536)	(275,441)	(180,794)	—	(34,326)	(972,338)	(2,130,771)	(6,184,821)
Net annuity transactions	—	—	—	(4,692)	(2,412)	—	(332)	(43,131)	(27,515)	91,986
Net increase (decrease) in net assets resulting from unit transactions	(1,112,986)	(636,686)	(3,801,250)	(3,049,691)	(2,017,015)	(217,634)	(212,317)	(6,143,700)	(15,466,232)	(24,447,625)
Net increase (decrease) in net assets	(615,382)	(140,701)	(1,887,891)	236,406	(795,269)	(127,983)	329,143	(63,002)	(4,052,324)	(24,261,078)

Net assets:
Beginning of period	7,000,593	2,029,634	15,497,279	15,267,094	12,301,333	925,544	1,732,037	44,106,929	109,177,236	214,989,740
End of period	$6,385,211	$1,888,933	$13,609,388	$15,503,500	$11,506,064	$797,561	$2,061,180	$44,043,927	$105,124,912	$190,728,662

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(254,217)	$(1,493,073)	$(1,200,325)	$252,279	$(1,256)	$(1,386,764)	$5,211	$(987,330)	$1,125,126	$(1,599,656)
Net realized gain (loss) on security transactions	5,758,866	2,106,792	932,707	(57,878)	17,380	—	34,127	223,468	7,941,098	28,593,665
Net realized gain distributions	—	2,247,434	3,082,649	594,264	9,713	—	21,843	429,506	2,975,385	28,177,891
Change in unrealized appreciation (depreciation) during the period	16,452,915	10,787,743	5,190,639	85,868	(8,039)	—	42,160	3,877,889	25,037,820	27,592,048
Net increase (decrease) in net assets resulting from operations	21,957,564	13,648,896	8,005,670	874,533	17,798	(1,386,764)	103,341	3,543,533	37,079,429	82,763,948

Unit transactions:
Purchases	537,107	509,586	500,421	25,992	—	652,468	5,128	303,277	1,024,801	4,807,764
Net transfers	(4,911,141)	(1,844,479)	(2,139,788)	(232,906)	6,110	54,227,871	71,597	11,962,889	23,201,892	31,785,104
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(15,023,392)	(13,622,396)	(8,584,304)	(1,619,822)	(45,344)	(65,067,467)	(116,104)	(9,677,197)	(21,739,728)	(70,336,817)
Other transactions	6,741	7,302	5,621	(4)	(1)	9,885	—	4,459	1,324	28,123
Death benefits	(2,066,095)	(2,352,997)	(1,454,112)	(160,885)	—	(8,253,264)	(66,814)	(1,945,984)	(3,313,495)	(16,730,112)
Net annuity transactions	28,492	(162,703)	10,978	25,233	—	(84,120)	—	72,010	68,891	(1,312,392)
Net increase (decrease) in net assets resulting from unit transactions	(21,428,288)	(17,465,687)	(11,661,184)	(1,962,392)	(39,235)	(18,514,627)	(106,193)	719,454	(756,315)	(51,758,330)
Net increase (decrease) in net assets	529,276	(3,816,791)	(3,655,514)	(1,087,859)	(21,437)	(19,901,391)	(2,852)	4,262,987	36,323,114	31,005,618

Net assets:
Beginning of period	112,985,260	114,750,629	73,362,150	11,768,580	302,253	132,108,464	1,033,246	72,264,696	164,500,263	615,841,369
End of period	$113,514,536	$110,933,838	$69,706,636	$10,680,721	$280,816	$112,207,073	$1,030,394	$76,527,683	$200,823,377	$646,846,987

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$943,656	$2,885,304	$(2,332,738)	$(16,675,348)	$(4,144,840)	$(708,084)	$(919,897)	$(1,733,365)	$(17,838)	$(102,903)
Net realized gain (loss) on security transactions	20,768,071	(67,564)	9,796,382	52,462,552	44,712,150	8,335,629	4,938,751	3,819,359	7,401	285,944
Net realized gain distributions	15,285,238	8,239,681	6,433,651	122,955,958	81,584,495	3,594,134	—	—	27,082	415,730
Change in unrealized appreciation (depreciation) during the period	22,036,956	577,651	40,792,772	140,776,456	115,972,000	70,346,957	22,436,959	26,062,704	214,390	1,039,547
Net increase (decrease) in net assets resulting from operations	59,033,921	11,635,072	54,690,067	299,519,618	238,123,805	81,568,636	26,455,813	28,148,698	231,035	1,638,318

Unit transactions:
Purchases	2,010,723	2,605,876	703,912	6,223,780	6,699,655	1,825,007	341,305	1,031,903	1,040	59,573
Net transfers	21,420,384	144,828,295	16,289,627	145,864,716	79,726,549	94,974,682	17,084,033	24,884,793	136,108	1,438,900
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(52,043,438)	(71,637,880)	(24,603,674)	(150,306,132)	(141,954,497)	(35,764,610)	(12,121,396)	(15,653,559)	(65,503)	(790,173)
Other transactions	17,471	22,913	5,445	31,433	48,260	8,015	1,511	1,725	(24)	(8)
Death benefits	(10,439,236)	(13,530,400)	(4,731,826)	(27,747,676)	(34,351,316)	(7,563,973)	(1,928,720)	(2,473,341)	(2,275)	(26,722)
Net annuity transactions	(125,720)	(86,915)	(286,995)	(533,643)	(882,291)	12,520	5,332	21,757	(2,445)	—
Net increase (decrease) in net assets resulting from unit transactions	(39,159,816)	62,201,889	(12,623,511)	(26,467,522)	(90,713,640)	53,491,641	3,382,065	7,813,278	66,901	681,570
Net increase (decrease) in net assets	19,874,105	73,836,961	42,066,556	273,052,096	147,410,165	135,060,277	29,837,878	35,961,976	297,936	2,319,888

Net assets:
Beginning of period	424,290,310	581,920,132	199,082,119	1,217,435,416	1,249,416,840	284,007,792	100,940,043	123,282,848	679,238	4,807,498
End of period	$444,164,415	$655,757,093	$241,148,675	$1,490,487,512	$1,396,827,005	$419,068,069	$130,777,921	$159,244,824	$977,174	$7,127,386

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(414,158)	$(487,739)	$(15,409)	$(27,585)	$37,165	$(947,317)	$14,908,011	$(779,158)	$81,114	$(2,551,777)
Net realized gain (loss) on security transactions	3,695,575	2,159,400	121,806	78,031	1,320	17,365,294	8,104,932	1,695,828	(22,960)	(4,154,194)
Net realized gain distributions	3,402,702	2,168,135	552,205	172,256	8,968	14,433,267	—	4,757,818	—	13,611,136
Change in unrealized appreciation (depreciation) during the period	4,611,754	3,967,634	(307,496)	291,109	52,430	36,405,800	24,807,253	7,867,343	376,266	17,538,818
Net increase (decrease) in net assets resulting from operations	11,295,873	7,807,430	351,106	513,811	99,883	67,257,044	47,820,196	13,541,831	434,420	24,443,983

Unit transactions:
Purchases	403,289	419,468	12,494	34,255	198	2,159,603	2,657,563	410,187	3,320	1,015,635
Net transfers	(2,157,977)	(641,883)	(275,801)	(296,705)	384,311	(10,791,241)	(14,233,658)	913,529	(73,929)	(3,415,085)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(9,385,096)	(7,327,448)	(342,462)	(364,514)	(142,356)	(52,294,565)	(82,968,027)	(8,405,351)	(597,670)	(17,579,661)
Other transactions	(187)	(207)	—	1	(1)	8,983	26,287	12,552	1	1,138
Death benefits	(687,791)	(755,122)	(15,904)	(718)	(23,154)	(7,482,059)	(15,057,304)	(1,393,450)	(48,502)	(3,261,251)
Net annuity transactions	(18,219)	(5,073)	—	—	25,323	547,598	(739,175)	55,780	(10,319)	(175,061)
Net increase (decrease) in net assets resulting from unit transactions	(11,845,981)	(8,310,265)	(621,673)	(627,681)	244,321	(67,851,681)	(110,314,314)	(8,406,753)	(727,099)	(23,414,285)
Net increase (decrease) in net assets	(550,108)	(502,835)	(270,567)	(113,870)	344,204	(594,637)	(62,494,118)	5,135,078	(292,679)	1,029,698

Net assets:
Beginning of period	61,582,760	46,084,251	2,288,094	2,632,250	1,422,291	399,706,589	669,321,675	55,050,262	5,290,790	136,352,797
End of period	$61,032,652	$45,581,416	$2,017,527	$2,518,380	$1,766,495	$399,111,952	$606,827,557	$60,185,340	$4,998,111	$137,382,495

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(752,985)	$3,537,115	$2,410,535	$(390,628)	$1,355,323	$(248,911)	$(13,177)	$(416,811)	$(729,421)	$121,248
Net realized gain (loss) on security transactions	992,606	(3,789,403)	18,550,920	858,393	2,015,154	7,746,755	1,568,937	(1,883,356)	(503,839)	845,757
Net realized gain distributions	4,174,319	—	20,783,619	—	—	—	12,236,380	53,574	159,965	—
Change in unrealized appreciation (depreciation) during the period	339,020	8,677,522	(8,478,951)	15,768,228	22,708,642	22,119,417	731,895	7,374,795	1,365,469	1,197,052
Net increase (decrease) in net assets resulting from operations	4,752,960	8,425,234	33,266,123	16,235,993	26,079,119	29,617,261	14,524,035	5,128,202	292,174	2,164,057

Unit transactions:
Purchases	449,709	1,843,796	3,004,662	388,108	823,802	921,963	888,247	158,751	229,997	16,523
Net transfers	(4,395,161)	6,927,754	(7,323,712)	1,108,562	(3,195,562)	(6,274,173)	(1,802,737)	(1,310,919)	1,746,230	2,861,056
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(7,195,744)	(39,979,083)	(65,930,982)	(6,974,139)	(23,289,540)	(26,039,970)	(27,111,042)	(3,190,783)	(7,898,036)	(2,447,561)
Other transactions	4,781	11,517	19,061	5,612	7,620	7,357	653	9	117	1
Death benefits	(1,238,906)	(7,368,822)	(10,555,520)	(751,002)	(3,645,550)	(4,134,387)	(3,633,065)	(453,011)	(1,076,448)	(96,490)
Net annuity transactions	(22,994)	(246,255)	(163,292)	(42,799)	(133,686)	136,252	179,165	24,421	5,333	—
Net increase (decrease) in net assets resulting from unit transactions	(12,398,315)	(38,811,093)	(80,949,783)	(6,265,658)	(29,432,916)	(35,382,958)	(31,478,779)	(4,771,532)	(6,992,807)	333,529
Net increase (decrease) in net assets	(7,645,355)	(30,385,859)	(47,683,660)	9,970,335	(3,353,797)	(5,765,697)	(16,954,744)	356,670	(6,700,633)	2,497,586

Net assets:
Beginning of period	66,275,531	307,649,697	546,352,159	44,835,464	190,816,473	195,538,651	227,709,995	22,402,487	53,896,474	14,912,187
End of period	$58,630,176	$277,263,838	$498,668,499	$54,805,799	$187,462,676	$189,772,954	$210,755,251	$22,759,157	$47,195,841	$17,409,773

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,468,424	$(1,315,587)	$516,891	$(38,286)	$(435,440)	$(1,566,890)	$1,338,486	$(13,620)	$(39,879)	$(1,450,152)
Net realized gain (loss) on security transactions	2,171,621	11,995,673	8,537,702	117,173	1,750,258	4,803,987	16,000	1,600,466	3,213	261,014
Net realized gain distributions	—	18,901,440	19,262,825	201,678	7,460,577	1,347,957	—	—	157,419	—
Change in unrealized appreciation (depreciation) during the period	7,006,159	38,437,067	15,388,007	873,808	4,036,696	22,612,294	362,317	5,197,229	494,934	82,731
Net increase (decrease) in net assets resulting from operations	15,646,204	68,018,593	43,705,425	1,154,373	12,812,091	27,197,348	1,716,803	6,784,075	615,687	(1,106,407)

Unit transactions:
Purchases	1,561,439	1,654,278	1,166,660	14,978	379,488	538,511	130,184	250,264	28,594	1,073,219
Net transfers	34,680,353	(19,384,578)	(13,257,790)	613,565	(2,020,169)	(9,061,998)	317,962	(1,162,599)	122,974	2,669,642
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(57,782,097)	(49,060,510)	(35,878,454)	(433,219)	(9,605,103)	(15,080,799)	(4,449,243)	(4,433,543)	(679,584)	(26,457,252)
Other transactions	(207)	(268)	(266)	(1)	(172)	148	20	61	—	2,241
Death benefits	(7,826,844)	(5,971,056)	(5,139,633)	(21,276)	(1,166,956)	(1,772,296)	(444,788)	(396,741)	(40,216)	(5,298,478)
Net annuity transactions	(5,514)	(39,771)	(79,020)	—	(5,623)	(558)	—	(30,282)	(407)	(260,944)
Net increase (decrease) in net assets resulting from unit transactions	(29,372,870)	(72,801,905)	(53,188,503)	174,047	(12,418,535)	(25,376,992)	(4,445,865)	(5,772,840)	(568,639)	(28,271,572)
Net increase (decrease) in net assets	(13,726,666)	(4,783,312)	(9,483,078)	1,328,420	393,556	1,820,356	(2,729,062)	1,011,235	47,048	(29,377,979)

Net assets:
Beginning of period	428,905,117	365,083,148	291,705,438	3,856,725	69,893,555	103,653,883	30,002,601	31,168,276	5,289,564	164,861,963
End of period	$415,178,451	$360,299,836	$282,222,360	$5,185,145	$70,287,111	$105,474,239	$27,273,539	$32,179,511	$5,336,612	$135,483,984

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(136,491)	$(119,792)	$6,562	$135,427	$55,544	$1,920	$17,817	$885,539	$(12,127)	$(1,997,194)
Net realized gain (loss) on security transactions	(147,832)	202,815	162,166	(94,388)	678,879	114,954	204,217	577,845	534,830	8,295,365
Net realized gain distributions	—	—	—	—	1,035,572	803,757	868,486	334,631	609,857	5,039,071
Change in unrealized appreciation (depreciation) during the period	2,326,806	1,102,408	309,413	(78,392)	136,228	258,916	1,379,404	812,862	(425,485)	21,798,593
Net increase (decrease) in net assets resulting from operations	2,042,483	1,185,431	478,141	(37,353)	1,906,223	1,179,547	2,469,924	2,610,877	707,075	33,135,835

Unit transactions:
Purchases	41,304	74,733	86,989	222,613	20,109	15,998	31,632	157,001	21,505	717,885
Net transfers	(767,945)	1,047,827	153,906	1,325,049	(691,779)	(403,477)	304,890	2,353,465	(169,945)	(9,400,005)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,098,955)	(923,739)	(557,118)	(3,882,034)	(1,903,430)	(1,534,043)	(1,846,710)	(5,824,787)	(844,089)	(15,281,613)
Other transactions	2	(160)	7	(7)	81	(11)	—	(35)	—	6,368
Death benefits	(150,403)	(32,586)	(200)	(449,074)	(154,228)	(93,132)	(208,475)	(831,203)	(417,186)	(1,937,990)
Net annuity transactions	—	(401)	—	(316)	—	—	—	(27,223)	—	(30,639)
Net increase (decrease) in net assets resulting from unit transactions	(1,975,997)	165,674	(316,416)	(2,783,769)	(2,729,247)	(2,014,665)	(1,718,663)	(4,172,782)	(1,409,715)	(25,925,994)
Net increase (decrease) in net assets	66,486	1,351,105	161,725	(2,821,122)	(823,024)	(835,118)	751,261	(1,561,905)	(702,640)	7,209,841

Net assets:
Beginning of period	9,304,990	6,187,974	2,749,650	23,603,588	15,091,684	11,260,482	15,026,874	36,091,538	7,083,092	122,778,839
End of period	$9,371,476	$7,539,079	$2,911,375	$20,782,466	$14,268,660	$10,425,364	$15,778,135	$34,529,633	$6,380,452	$129,988,680

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(178,075)	$(1,476,664)	$(787,496)	$(1,505,044)	$1,854,979	$607,896	$8,828,923	$(57,615)	$3,908,975	$7,340
Net realized gain (loss) on security transactions	922,416	6,260,666	1,253,314	2,219,733	11,060,321	13,156,093	1,755,601	775,076	(372,880)	(23,777)
Net realized gain distributions	658,954	4,787,045	2,565,953	1,475,715	10,696,766	9,714,651	—	1,377,362	—	49,740
Change in unrealized appreciation (depreciation) during the period	2,075,381	14,250,176	6,593,168	15,145,063	15,104,716	12,779,850	3,609,268	1,850,782	548,855	473,449
Net increase (decrease) in net assets resulting from operations	3,478,676	23,821,223	9,624,939	17,335,467	38,716,782	36,258,490	14,193,792	3,945,605	4,084,950	506,752

Unit transactions:
Purchases	28,001	1,219,263	188,719	428,521	2,448,763	1,452,448	1,584,400	114,576	576,199	1,200
Net transfers	(141,337)	(4,229,214)	172,827	(3,497,589)	5,358,377	(5,056,594)	41,428,575	(797,181)	1,950,154	107,266
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,682,741)	(15,156,229)	(5,939,942)	(9,637,729)	(46,688,146)	(31,381,266)	(65,662,788)	(2,794,914)	(12,729,665)	(652,577)
Other transactions	(33)	3,574	7,414	3,501	5,763	2,388	5,070	201	7,109	2
Death benefits	(87,352)	(3,391,095)	(713,381)	(1,437,200)	(8,702,831)	(4,964,631)	(9,828,397)	(228,844)	(2,061,307)	(48,857)
Net annuity transactions	73,476	(82,328)	(114,129)	(53,624)	(345,094)	23,854	350,532	(19,070)	(34,286)	—
Net increase (decrease) in net assets resulting from unit transactions	(2,809,986)	(21,636,029)	(6,398,492)	(14,194,120)	(47,923,168)	(39,923,801)	(32,122,608)	(3,725,232)	(12,291,796)	(592,966)
Net increase (decrease) in net assets	668,690	2,185,194	3,226,447	3,141,347	(9,206,386)	(3,665,311)	(17,928,816)	220,373	(8,206,846)	(86,214)

Net assets:
Beginning of period	17,286,675	123,783,570	42,265,469	78,731,933	402,120,648	251,725,979	520,214,626	19,606,867	90,637,053	4,374,530
End of period	$17,955,365	$125,968,764	$45,491,916	$81,873,280	$392,914,262	$248,060,668	$502,285,810	$19,827,240	$82,430,207	$4,288,316

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account (5)	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(497)	$(11,877)	$44,615	$7,042	$(35,029)	$(143,687)	$(85,312)	$(3,596)	$(59,445)	$(33,323)
Net realized gain (loss) on security transactions	11,131	22,571	381,900	9,707	35,774	201,496	294,818	4,991	288,089	15,888
Net realized gain distributions	26,152	114,344	378,144	—	175,986	—	115,264	—	666,582	182,214
Change in unrealized appreciation (depreciation) during the period	2,278	28,544	272,536	9,274	505,134	3,219,436	430,448	64,245	915,692	266,380
Net increase (decrease) in net assets resulting from operations	39,064	153,582	1,077,195	26,023	681,865	3,277,245	755,218	65,640	1,810,918	431,159

Unit transactions:
Purchases	—	—	26,516	—	6,895	43,418	35,504	19,002	2,512	12,475
Net transfers	(43,986)	33,528	(497,190)	39,162	(81,343)	(306,969)	624,139	(285,545)	(1,312,210)	130,985
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(9,294)	(52,377)	(1,204,437)	(41,703)	(236,765)	(1,305,132)	(1,273,804)	(28,441)	(1,103,539)	(225,349)
Other transactions	—	—	(1)	1	57	5	2	3	1	4
Death benefits	175	175	(3,589)	—	(30,685)	(109,968)	(73,648)	(37,852)	98	(1,765)
Net annuity transactions	—	(8,710)	(835)	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(53,105)	(27,384)	(1,679,536)	(2,540)	(341,841)	(1,678,646)	(687,807)	(332,833)	(2,413,138)	(83,650)
Net increase (decrease) in net assets	(14,041)	126,198	(602,341)	23,483	340,024	1,598,599	67,411	(267,193)	(602,220)	347,509

Net assets:
Beginning of period	192,278	587,231	7,837,733	627,324	1,780,243	9,081,317	9,695,149	267,193	6,737,155	1,795,609
End of period	$178,237	$713,429	$7,235,392	$650,807	$2,120,267	$10,679,916	$9,762,560	$—	$6,134,935	$2,143,118

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund
	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(109,676)	$(17,044)	$(140,089)	$40,083	$1,507,517	$(4,475)	$(60,353)	$(917)	$6,845	$545
Net realized gain (loss) on security transactions	720,072	88,561	1,014,352	153,211	(750,607)	73,133	359,211	33,660	54,471	10,678
Net realized gain distributions	—	81,638	785,986	—	—	98,939	107,707	—	—	20,341
Change in unrealized appreciation (depreciation) during the period	2,585,188	349,541	(21,748)	(138,498)	1,218,904	176,985	1,625,848	118,505	247,669	42,897
Net increase (decrease) in net assets resulting from operations	3,195,584	502,696	1,638,501	54,796	1,975,814	344,582	2,032,413	151,248	308,985	74,461

Unit transactions:
Purchases	76,529	20,915	63,569	1,416	196,990	8,972	49,477	259	783	948
Net transfers	236,356	124,782	(1,562,445)	169,298	990,416	(78,916)	(1,503,381)	12,023	85,316	27,122
Net interfund transfers due to corporate actions	—	2,423,766	—	(2,423,766)	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,595,213)	(703,183)	(1,974,194)	(167,387)	(5,535,447)	(463,327)	(856,814)	(263,034)	(298,117)	(38,887)
Other transactions	(18)	2	(36)	2	(89)	—	5	(1)	(1)	—
Death benefits	(267,736)	(11,358)	(243,135)	(763)	(676,157)	(18,931)	(33,065)	(784)	(82,041)	—
Net annuity transactions	—	—	—	—	(28,670)	—	—	—	(12,669)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,550,082)	1,854,924	(3,716,241)	(2,421,200)	(5,052,957)	(552,202)	(2,343,778)	(251,537)	(306,729)	(10,817)
Net increase (decrease) in net assets	1,645,502	2,357,620	(2,077,740)	(2,366,404)	(3,077,143)	(207,620)	(311,365)	(100,289)	2,256	63,644

Net assets:
Beginning of period	10,102,954	2,364,205	15,735,710	2,366,404	38,912,966	2,833,791	7,784,331	751,319	1,422,666	341,558
End of period	$11,748,456	$4,721,825	$13,657,970	$—	$35,835,823	$2,626,171	$7,472,966	$651,030	$1,424,922	$405,202

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(13,196)	$17,134	$41,083	$133,259	$3,943	$(11,376)	$(6,922)	$26,394	$3,050	$(847,514)
Net realized gain (loss) on security transactions	13,481	73,170	(11,069)	(277,614)	(5,460)	10,471	3,568	1,012,417	57,456	3,326,740
Net realized gain distributions	75,267	52,830	—	—	—	—	—	1,151,405	60,495	3,516,231
Change in unrealized appreciation (depreciation) during the period	896	136,733	115,066	1,245,804	64,320	141,032	55,453	1,148,579	90,838	3,938,934
Net increase (decrease) in net assets resulting from operations	76,448	279,867	145,080	1,101,449	62,803	140,127	52,099	3,338,795	211,839	9,934,391

Unit transactions:
Purchases	1,500	42,650	871	1,515	192	—	—	131,033	3,450	279,491
Net transfers	(282,718)	(69,552)	(379)	(784,290)	86,884	(81)	—	(1,563,986)	13,281	110,545
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(542,857)	(116,183)	(109,522)	(826,163)	(176,970)	(3,266)	(2,757)	(3,491,277)	(139,331)	(4,935,506)
Other transactions	1	—	—	1	—	2	(1)	(13)	15	1,164
Death benefits	(28,780)	(8,103)	(130,591)	86	(71,650)	(5,511)	—	(476,714)	(74,640)	(923,892)
Net annuity transactions	(547)	—	—	—	—	—	—	(17,730)	—	(57,853)
Net increase (decrease) in net assets resulting from unit transactions	(853,401)	(151,188)	(239,621)	(1,608,851)	(161,544)	(8,856)	(2,758)	(5,418,687)	(197,225)	(5,526,051)
Net increase (decrease) in net assets	(776,953)	128,679	(94,541)	(507,402)	(98,741)	131,271	49,341	(2,079,892)	14,614	4,408,340

Net assets:
Beginning of period	2,005,834	1,634,065	1,336,838	5,816,954	574,497	517,623	362,942	30,094,945	1,511,336	40,794,351
End of period	$1,228,881	$1,762,744	$1,242,297	$5,309,552	$475,756	$648,894	$412,283	$28,015,053	$1,525,950	$45,202,691

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account (9)

Operations:
Net investment income (loss)	$(168,296)	$(4,886)	$4,869	$(21,618)	$(15,936)	$(1,909)	$223,256	$120,330	$(47,736)	$440,813
Net realized gain (loss) on security transactions	92,852	39,148	2,907	8,622	48,405	8,556	1,397,744	(4,426,578)	(5,497,199)	(10,295,183)
Net realized gain distributions	546,701	15,017	—	32,854	41,002	11,202	1,831,658	—	6,696,910	9,881,040
Change in unrealized appreciation (depreciation) during the period	1,088,042	(15,270)	100,489	216,576	105,156	5,321	2,623,116	(6,167,130)	2,117,060	2,518,484
Net increase (decrease) in net assets resulting from operations	1,559,299	34,009	108,265	236,434	178,627	23,170	6,075,774	(10,473,378)	3,269,035	2,545,154

Unit transactions:
Purchases	53,890	—	1,300	780	—	975	37,114	373,346	160,079	89,536
Net transfers	(80,903)	(30,805)	(17,429)	(37,169)	(18,517)	(808)	(4,328,385)	23,011,185	(27,376,785)	(30,713,708)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(945,227)	(99,626)	(49,480)	(138,564)	(197,915)	(35,311)	(4,464,707)	(34,428,354)	(4,185,109)	(3,371,632)
Other transactions	9	3	50	(60)	(164)	(11)	9	(1,493)	195	146
Death benefits	(326,902)	—	(1,685)	(6,439)	(10,772)	—	(809,388)	(1,984,805)	(394,675)	(203,074)
Net annuity transactions	37,670	64,588	(771)	934	2,272	—	(63,219)	—	(649)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,261,463)	(65,840)	(68,015)	(180,518)	(225,096)	(35,155)	(9,628,576)	(13,030,121)	(31,796,944)	(34,198,732)
Net increase (decrease) in net assets	297,836	(31,831)	40,250	55,916	(46,469)	(11,985)	(3,552,802)	(23,503,499)	(28,527,909)	(31,653,578)

Net assets:
Beginning of period	7,486,452	375,501	522,678	1,091,250	750,663	133,877	35,156,037	252,409,874	28,527,909	31,653,578
End of period	$7,784,288	$343,670	$562,928	$1,147,166	$704,194	$121,892	$31,603,235	$228,906,375	$—	$—

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio
	Sub-Account (10)	Sub-Account (11)	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)	Sub-Account (17)	Sub-Account (18)	Sub-Account

Operations:
Net investment income (loss)	$1,516,272	$(84,774)	$(1,636)	$(95,469)	$(341,629)	$(1,542,579)	$416,405	$(284,720)	$(153,146)	$(132,809)
Net realized gain (loss) on security transactions	(3,937,333)	(121,249)	(8,657,773)	(2,406,956)	(8,174,225)	(82,220,937)	(44,272,431)	(18,699,980)	1,356,543	66,465
Net realized gain distributions	361,821	—	11,448,787	4,846,579	10,010,673	86,298,254	44,462,842	32,070,666	1,179,049	983,971
Change in unrealized appreciation (depreciation) during the period	4,114,021	566,577	2,176,230	1,157,824	3,748,953	35,663,007	15,449,183	12,463,015	1,118,444	2,501,789
Net increase (decrease) in net assets resulting from operations	2,054,781	360,554	4,965,608	3,501,978	5,243,772	38,197,745	16,055,999	25,548,981	3,500,890	3,419,416

Unit transactions:
Purchases	566,915	18,893	259,478	93,982	168,621	847,823	483,132	517,247	78,688	139,525
Net transfers	(97,231,508)	(6,950,051)	(26,071,571)	(14,148,011)	(29,173,284)	(191,117,827)	(107,246,889)	(114,253,392)	(15,712,315)	517,245
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(13,437,253)	(1,500,481)	(3,007,681)	(2,235,684)	(4,052,690)	(22,711,535)	(13,797,500)	(12,913,405)	(2,414,214)	(1,534,923)
Other transactions	78	3	(16)	(23)	(36)	3,984	862	632	(1)	(58)
Death benefits	(1,702,672)	(196,866)	(384,998)	(40,307)	(314,885)	(1,959,278)	(956,958)	(1,316,123)	(63,419)	(425,015)
Net annuity transactions	(62,898)	—	(15,194)	(14,847)	(33,854)	(116,855)	(237,409)	(46,348)	—	631
Net increase (decrease) in net assets resulting from unit transactions	(111,867,338)	(8,628,502)	(29,219,982)	(16,344,890)	(33,406,128)	(215,053,688)	(121,754,762)	(128,011,389)	(18,111,261)	(1,302,595)
Net increase (decrease) in net assets	(109,812,557)	(8,267,948)	(24,254,374)	(12,842,912)	(28,162,356)	(176,855,943)	(105,698,763)	(102,462,408)	(14,610,371)	2,116,821

Net assets:
Beginning of period	109,812,557	8,267,948	24,254,374	12,842,912	28,162,356	176,855,943	105,698,763	102,462,408	14,610,371	15,638,928
End of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$17,755,749

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2017

	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(347,776)	$(19,682)
Net realized gain (loss) on security transactions	(9,697)	107,501
Net realized gain distributions	1,549,805	—
Change in unrealized appreciation (depreciation) during the period	5,787,570	3,897,906
Net increase (decrease) in net assets resulting from operations	6,979,902	3,985,725

Unit transactions:
Purchases	229,683	172,521
Net transfers	(308,924)	(937,889)
Net interfund transfers due to corporate actions	—	—
Surrenders for benefit payments and fees	(4,066,436)	(2,766,918)
Other transactions	29	1,384
Death benefits	(887,908)	(492,506)
Net annuity transactions	53,658	8,657
Net increase (decrease) in net assets resulting from unit transactions	(4,979,898)	(4,014,751)
Net increase (decrease) in net assets	2,000,004	(29,026)

Net assets:
Beginning of period	28,561,752	17,227,854
End of period	$30,561,756	$17,198,828

The accompanying notes are an integral part of these financial statements.

(1) Formerly BlackRock Large Cap Growth V.I. Fund. Change effective June 12, 2017.
(2) Formerly UIF Core Plus Fixed Income Portfolio. Change effective May 1, 2017.
(3) Formerly UIF Growth Portfolio. Change effective May 1, 2017.
(4) Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017.
(5) Liquidated as of September 29, 2017.
(6) Merged with Oppenheimer Equity Income Fund/VA . Change effective April 28, 2017.
(7) Merged with Oppenheimer Main Street Fund®/VA . Change effective April 28, 2017.
(8) Liquidated as of November 10, 2017.
(9) Liquidated as of November 10, 2017.
(10) Liquidated as of November 10, 2017.
(11) Liquidated as of November 10, 2017.
(12) Liquidated as of November 10, 2017.
(13) Liquidated as of November 10, 2017.
(14) Liquidated as of November 10, 2017.
(15) Liquidated as of November 10, 2017.
(16) Liquidated as of November 10, 2017.
(17) Liquidated as of November 10, 2017.
(18) Liquidated as of November 10, 2017.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2016

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$48,016	$(26,265)	$43,937	$(91,518)	$(118,582)	$(1,802)	$(38,323)	$(610,505)	$(1,214,801)	$81,101
Net realized gain (loss) on security transactions	644,680	87,763	(124,601)	(45,479)	21,434	30,194	10,859	(2,009,813)	3,315,344	(1,656,545)
Net realized gain distributions	—	9,085	1,102,307	—	685,742	—	—	11,835,658	7,588,150	—
Change in unrealized appreciation (depreciation) during the period	621,434	14,325	(563,356)	(230,003)	1,817,197	46,546	(186,552)	(3,327,974)	(607,212)	538,138
Net increase (decrease) in net assets resulting from operations	1,314,130	84,908	458,287	(367,000)	2,405,791	74,938	(214,016)	5,887,366	9,081,481	(1,037,306)

Unit transactions:
Purchases	8,592	6,193	8,861	97,010	45,980	1,250	5,866	117,193	431,130	1,376,286
Net transfers	(1,169,905)	(28,363)	(113,180)	365,489	506,687	33,353	(64,101)	379,050	(4,561,008)	16,001,999
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(568,727)	(317,512)	(2,631,953)	(2,765,812)	(2,254,764)	(164,987)	(738,184)	(4,625,268)	(14,444,520)	(37,772,485)
Other transactions	485	(32)	4,136	605	342	(1)	(26)	257	1,309	12,002
Death benefits	(160,685)	(6,329)	(303,348)	(413,251)	(333,777)	—	(41,815)	(962,609)	(2,530,381)	(5,989,555)
Net annuity transactions	—	—	—	(32,271)	(2,123)	—	(297)	94,981	81,373	668,044
Net increase (decrease) in net assets resulting from unit transactions	(1,890,240)	(346,043)	(3,035,484)	(2,748,230)	(2,037,655)	(130,385)	(838,557)	(4,996,396)	(21,022,097)	(25,703,709)
Net increase (decrease) in net assets	(576,110)	(261,135)	(2,577,197)	(3,115,230)	368,136	(55,447)	(1,052,573)	890,970	(11,940,616)	(26,741,015)

Net assets:
Beginning of period	7,576,703	2,290,769	18,074,476	18,382,324	11,933,197	980,991	2,784,610	43,215,959	121,117,852	241,730,755
End of period	$7,000,593	$2,029,634	$15,497,279	$15,267,094	$12,301,333	$925,544	$1,732,037	$44,106,929	$109,177,236	$214,989,740

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(318,496)	$(2,023,674)	$(1,246,025)	$(153,627)	$(1,664)	$(2,469,555)	$5,319	$(1,003,237)	$169,276	$(1,432,986)
Net realized gain (loss) on security transactions	3,903,012	(116,942)	(426,848)	(204,601)	3,804	—	20,830	179,105	3,841,817	27,243,032
Net realized gain distributions	—	7,605,051	5,256,707	—	—	—	39,704	148,494	—	15,306,001
Change in unrealized appreciation (depreciation) during the period	(5,912,292)	6,863,678	3,353,941	1,474,258	28,453	—	110,751	1,841,035	4,918,602	3,651,043
Net increase (decrease) in net assets resulting from operations	(2,327,776)	12,328,113	6,937,775	1,116,030	30,593	(2,469,555)	176,604	1,165,397	8,929,695	44,767,090

Unit transactions:
Purchases	475,658	500,561	350,645	62,672	—	1,765,465	5,072	438,915	905,273	3,408,444
Net transfers	1,686,381	(242,014)	(426,778)	284,709	46,537	104,950,872	419,514	1,706,465	(4,039,634)	62,798
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(16,088,534)	(12,264,680)	(9,771,335)	(1,610,709)	(9,043)	(122,292,077)	(284,281)	(12,255,329)	(20,446,598)	(77,371,346)
Other transactions	657	(404)	715	—	(1)	(533)	—	7,372	(346)	37,311
Death benefits	(2,366,270)	(2,447,911)	(1,151,994)	(41,168)	—	(10,954,853)	(247)	(2,183,240)	(3,904,170)	(17,297,272)
Net annuity transactions	(4,130)	(16,587)	69,909	—	—	338,598	—	31,804	160,336	48,577
Net increase (decrease) in net assets resulting from unit transactions	(16,296,238)	(14,471,035)	(10,928,838)	(1,304,496)	37,493	(26,192,528)	140,058	(12,254,013)	(27,325,139)	(91,111,488)
Net increase (decrease) in net assets	(18,624,014)	(2,142,922)	(3,991,063)	(188,466)	68,086	(28,662,083)	316,662	(11,088,616)	(18,395,444)	(46,344,398)

Net assets:
Beginning of period	131,609,274	116,893,551	77,353,213	11,957,046	234,167	160,770,547	716,584	83,353,312	182,895,707	662,185,767
End of period	$112,985,260	$114,750,629	$73,362,150	$11,768,580	$302,253	$132,108,464	$1,033,246	$72,264,696	$164,500,263	$615,841,369

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$733,582	$103,519	$(1,878,859)	$(13,030,223)	$(4,121,563)	$(1,151,217)	$(1,121,601)	$(1,983,251)	$(14,268)	$(97,689)
Net realized gain (loss) on security transactions	16,613,286	1,297,435	7,593,876	33,250,067	34,438,893	898,033	1,744,355	2,608,329	(17,101)	196,532
Net realized gain distributions	33,363,460	2,127,437	18,345,589	112,278,562	140,731,427	25,894,989	—	24,588,312	39,416	597,572
Change in unrealized appreciation (depreciation) during the period	12,730,307	5,675,036	(27,454,021)	(45,791,464)	(57,053,055)	(20,127,015)	2,750,227	(25,421,724)	(24,334)	(784,660)
Net increase (decrease) in net assets resulting from operations	63,440,635	9,203,427	(3,393,415)	86,706,942	113,995,702	5,514,790	3,372,981	(208,334)	(16,287)	(88,245)

Unit transactions:
Purchases	2,047,710	2,996,636	783,208	4,452,117	5,497,205	1,042,713	458,744	677,153	1,560	37,316
Net transfers	6,110,734	25,352,154	(12,078,813)	(43,934,012)	(33,438,698)	(3,752,207)	(1,655,724)	(6,784,109)	(26,371)	(538,131)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(48,974,328)	(78,775,166)	(25,298,691)	(148,438,281)	(153,123,974)	(35,176,462)	(13,343,232)	(16,124,277)	(53,319)	(802,125)
Other transactions	2,155	17,597	5,614	31,300	33,212	3,500	16,931	6,230	2	639
Death benefits	(10,737,198)	(13,956,121)	(4,287,850)	(25,260,543)	(27,919,719)	(6,033,594)	(1,924,058)	(2,970,994)	(86,790)	(109,556)
Net annuity transactions	172,970	635,991	21,826	423,789	1,299,845	271,102	105,165	326,524	(2,068)	—
Net increase (decrease) in net assets resulting from unit transactions	(51,377,957)	(63,728,909)	(40,854,706)	(212,725,630)	(207,652,129)	(43,644,948)	(16,342,174)	(24,869,473)	(166,986)	(1,411,857)
Net increase (decrease) in net assets	12,062,678	(54,525,482)	(44,248,121)	(126,018,688)	(93,656,427)	(38,130,158)	(12,969,193)	(25,077,807)	(183,273)	(1,500,102)

Net assets:
Beginning of period	412,227,632	636,445,614	243,330,240	1,343,454,104	1,343,073,267	322,137,950	113,909,236	148,360,655	862,511	6,307,600
End of period	$424,290,310	$581,920,132	$199,082,119	$1,217,435,416	$1,249,416,840	$284,007,792	$100,940,043	$123,282,848	$679,238	$4,807,498

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(547,952)	$(598,192)	$(26,854)	$(33,071)	$37,948	$(1,501,768)	$21,427,143	$(1,160,687)	$(22,125)	$(2,628,646)
Net realized gain (loss) on security transactions	3,029,981	1,218,415	302,629	(90)	(7,232)	16,012,827	(4,698,370)	(336,182)	(15,044)	(7,124,085)
Net realized gain distributions	5,621,199	3,173,564	—	145,193	—	48,900,305	—	962,728	—	16,851,485
Change in unrealized appreciation (depreciation) during the period	(4,237,254)	675,873	(121,959)	(136,845)	40,731	(10,219,996)	58,730,894	(2,384,048)	(2,575)	(4,342,796)
Net increase (decrease) in net assets resulting from operations	3,865,974	4,469,660	153,816	(24,813)	71,447	53,191,368	75,459,667	(2,918,189)	(39,744)	2,755,958

Unit transactions:
Purchases	390,317	236,810	7,293	13,639	204	1,592,967	2,802,567	366,985	2,481	696,149
Net transfers	(3,397,426)	(1,535,974)	(328,583)	(614,946)	445,948	(7,446,891)	(13,361,162)	(6,639,024)	(72,262)	(4,463,012)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(9,527,590)	(7,924,904)	(692,421)	(551,020)	(145,556)	(53,402,508)	(96,099,292)	(7,667,534)	(404,294)	(16,894,428)
Other transactions	10	818	6	(3)	—	28,609	27,072	696	(1)	7,323
Death benefits	(739,714)	(853,266)	(28,794)	(223,109)	(30,448)	(8,312,258)	(16,912,876)	(1,152,311)	(190,413)	(3,171,693)
Net annuity transactions	(46,351)	(644)	—	—	—	32,033	613,888	306,577	(13,829)	(29,812)
Net increase (decrease) in net assets resulting from unit transactions	(13,320,754)	(10,077,160)	(1,042,499)	(1,375,439)	270,148	(67,508,048)	(122,929,803)	(14,784,611)	(678,318)	(23,855,473)
Net increase (decrease) in net assets	(9,454,780)	(5,607,500)	(888,683)	(1,400,252)	341,595	(14,316,680)	(47,470,136)	(17,702,800)	(718,062)	(21,099,515)

Net assets:
Beginning of period	71,037,540	51,691,751	3,176,777	4,032,502	1,080,696	414,023,269	716,791,811	72,753,062	6,008,852	157,452,312
End of period	$61,582,760	$46,084,251	$2,288,094	$2,632,250	$1,422,291	$399,706,589	$669,321,675	$55,050,262	$5,290,790	$136,352,797

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(514,418)	$5,701,264	$1,268,135	$(376,720)	$404,659	$583,411	$(274,838)	$(434,006)	$(828,159)	$180,529
Net realized gain (loss) on security transactions	(305,866)	(8,716,864)	16,413,962	(3,297,594)	(3,179,868)	2,608,702	(1,320,785)	(4,091,744)	(1,806,513)	591,764
Net realized gain distributions	7,879,734	—	44,095,414	—	3,459,768	7,778,007	17,629,016	3,485,803	48,073	—
Change in unrealized appreciation (depreciation) during the period	6,530,663	22,757,063	9,181,738	9,780,154	9,541,580	3,253,223	5,294,143	(448,586)	3,156,530	(90,140)
Net increase (decrease) in net assets resulting from operations	13,590,113	19,741,463	70,959,249	6,105,840	10,226,139	14,223,343	21,327,536	(1,488,533)	569,931	682,153

Unit transactions:
Purchases	220,737	1,478,860	2,526,874	328,830	838,539	1,086,628	848,091	45,731	285,416	60,006
Net transfers	10,029,282	(5,906,588)	(21,109,063)	3,072,460	(1,130,599)	(7,025,127)	(10,151,792)	(2,103,799)	412,551	916,332
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(6,790,610)	(47,489,566)	(65,562,759)	(6,666,285)	(25,193,906)	(24,982,164)	(29,886,732)	(3,381,639)	(9,009,434)	(2,058,635)
Other transactions	2,606	18,488	(904)	5,016	2,850	(1,500)	18,420	176	(1,090)	6
Death benefits	(980,689)	(8,289,260)	(10,261,993)	(788,626)	(3,595,908)	(4,144,830)	(3,928,273)	(291,580)	(1,135,538)	(138,740)
Net annuity transactions	(8,723)	248,733	188,887	79,035	12,154	210,421	33,832	58,068	(68,150)	—
Net increase (decrease) in net assets resulting from unit transactions	2,472,603	(59,939,333)	(94,218,958)	(3,969,570)	(29,066,870)	(34,856,572)	(43,066,454)	(5,673,043)	(9,516,245)	(1,221,031)
Net increase (decrease) in net assets	16,062,716	(40,197,870)	(23,259,709)	2,136,270	(18,840,731)	(20,633,229)	(21,738,918)	(7,161,576)	(8,946,314)	(538,878)

Net assets:
Beginning of period	50,212,815	347,847,567	569,611,868	42,699,194	209,657,204	216,171,880	249,448,913	29,564,063	62,842,788	15,451,065
End of period	$66,275,531	$307,649,697	$546,352,159	$44,835,464	$190,816,473	$195,538,651	$227,709,995	$22,402,487	$53,896,474	$14,912,187

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$4,982,759	$(1,413,908)	$1,637,384	$(30,952)	$(478,895)	$(1,168,522)	$1,475,876	$61,071	$(12,423)	$(2,376,959)
Net realized gain (loss) on security transactions	2,525,364	6,150,104	6,836,449	53,203	2,092,982	2,788,989	(667,109)	917,949	(283,526)	119,131
Net realized gain distributions	1,715,017	36,107,168	32,786,356	427,141	9,197,440	15,859,347	—	—	301,651	—
Change in unrealized appreciation (depreciation) during the period	4,957,720	(26,934,657)	(5,001,161)	(449,351)	(7,937,637)	(19,928,559)	2,753,316	(958,112)	631,335	814,165
Net increase (decrease) in net assets resulting from operations	14,180,860	13,908,707	36,259,028	41	2,873,890	(2,448,745)	3,562,083	20,908	637,037	(1,443,663)

Unit transactions:
Purchases	2,248,045	2,360,438	1,753,453	8,914	429,274	448,607	126,202	207,484	13,349	2,046,268
Net transfers	7,140,006	(4,809,865)	(10,455,330)	(253,619)	(67,844)	(4,942,530)	2,580,745	532,563	214,161	10,389,232
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(63,774,444)	(56,777,966)	(39,153,138)	(500,627)	(10,970,307)	(14,680,266)	(4,961,234)	(5,164,961)	(1,035,947)	(36,395,665)
Other transactions	(233)	938	14	(8)	354	1,437	(69)	(175)	8	8,788
Death benefits	(8,012,234)	(6,724,290)	(5,587,963)	(107,355)	(1,265,506)	(1,767,905)	(366,488)	(493,764)	(61,491)	(6,185,170)
Net annuity transactions	(4,630)	31,818	12,793	—	(29,036)	(496)	—	127,728	(6,448)	(354,654)
Net increase (decrease) in net assets resulting from unit transactions	(62,403,490)	(65,918,927)	(53,430,171)	(852,695)	(11,903,065)	(20,941,153)	(2,620,844)	(4,791,125)	(876,368)	(30,491,201)
Net increase (decrease) in net assets	(48,222,630)	(52,010,220)	(17,171,143)	(852,654)	(9,029,175)	(23,389,898)	941,239	(4,770,217)	(239,331)	(31,934,864)

Net assets:
Beginning of period	477,127,747	417,093,368	308,876,581	4,709,379	78,922,730	127,043,781	29,061,362	35,938,493	5,528,895	196,796,827
End of period	$428,905,117	$365,083,148	$291,705,438	$3,856,725	$69,893,555	$103,653,883	$30,002,601	$31,168,276	$5,289,564	$164,861,963

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(146,569)	$(97,940)	$9,086	$88,568	$56,716	$8,759	$23,024	$1,044,912	$(2,155)	$(2,088,225)
Net realized gain (loss) on security transactions	(753,686)	(195,958)	108,342	9,935	822,375	(256,830)	68,604	212,075	569,107	4,713,380
Net realized gain distributions	980,252	269,332	—	—	1,926,062	209,723	913,015	—	93,150	7,890,474
Change in unrealized appreciation (depreciation) during the period	(79,462)	530,904	38,132	(110,627)	(1,037,741)	1,680,828	738,952	2,332,395	346,537	(9,566,008)
Net increase (decrease) in net assets resulting from operations	535	506,338	155,560	(12,124)	1,767,412	1,642,480	1,743,595	3,589,382	1,006,639	949,621

Unit transactions:
Purchases	40,048	17,789	1,779	133,000	11,862	19,385	23,298	195,221	13,451	638,478
Net transfers	(295,296)	(509,442)	885,431	5,984,678	(1,314,370)	(1,319,763)	2,817,230	2,289,044	(267,821)	(1,906,623)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,653,882)	(1,107,997)	(325,549)	(6,157,483)	(1,446,277)	(1,454,245)	(2,461,808)	(5,814,535)	(1,045,731)	(15,642,490)
Other transactions	61	4	5	222	138	(3)	(2)	436	7	2,772
Death benefits	(80,590)	(156,682)	(10,054)	(508,983)	(310,428)	(42,765)	(129,284)	(868,158)	(245,966)	(2,098,297)
Net annuity transactions	—	(352)	—	(335)	—	—	(9,509)	(9,367)	—	95,387
Net increase (decrease) in net assets resulting from unit transactions	(1,989,659)	(1,756,680)	551,612	(548,901)	(3,059,075)	(2,797,391)	239,925	(4,207,359)	(1,546,060)	(18,910,773)
Net increase (decrease) in net assets	(1,989,124)	(1,250,342)	707,172	(561,025)	(1,291,663)	(1,154,911)	1,983,520	(617,977)	(539,421)	(17,961,152)

Net assets:
Beginning of period	11,294,114	7,438,316	2,042,478	24,164,613	16,383,347	12,415,393	13,043,354	36,709,515	7,622,513	140,739,991
End of period	$9,304,990	$6,187,974	$2,749,650	$23,603,588	$15,091,684	$11,260,482	$15,026,874	$36,091,538	$7,083,092	$122,778,839

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(152,663)	$(1,349,400)	$(874,943)	$(1,503,518)	$4,215,630	$1,074,300	$9,510,229	$(181,265)	$4,807,431	$2,279
Net realized gain (loss) on security transactions	594,170	5,641,403	531,095	(894,884)	11,689,575	13,976,372	3,700,970	471,671	(1,700,758)	(99,677)
Net realized gain distributions	980,782	13,759,567	3,513,239	3,512,841	13,428,470	20,751,024	—	2,071,007	—	—
Change in unrealized appreciation (depreciation) during the period	(490,490)	(10,410,607)	(2,032,333)	3,890,874	(718,725)	(6,457,633)	1,551,782	(994,237)	7,573,649	208,501
Net increase (decrease) in net assets resulting from operations	931,799	7,640,963	1,137,058	5,005,313	28,614,950	29,344,063	14,762,981	1,367,176	10,680,322	111,103

Unit transactions:
Purchases	90,648	687,736	149,411	283,522	1,607,436	1,026,752	3,331,050	86,085	553,600	1,200
Net transfers	(112,541)	(4,167,631)	(5,311,745)	(1,834,821)	(1,858,413)	(7,760,708)	17,806,041	(1,318,256)	8,628,185	(262,677)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,886,673)	(18,306,641)	(5,147,258)	(11,131,093)	(55,999,638)	(34,470,626)	(67,114,205)	(2,382,028)	(14,715,431)	(433,712)
Other transactions	1,636	2,022	(2)	3,446	18,548	13,863	10,750	442	2,122	—
Death benefits	(291,764)	(2,680,015)	(726,690)	(1,346,369)	(9,154,451)	(4,591,789)	(9,868,342)	(208,027)	(2,424,175)	(31,000)
Net annuity transactions	(40,777)	146,161	36,864	64,200	419,416	(17,101)	117,472	47,104	20,666	—
Net increase (decrease) in net assets resulting from unit transactions	(2,239,471)	(24,318,368)	(10,999,420)	(13,961,115)	(64,967,102)	(45,799,609)	(55,717,234)	(3,774,680)	(7,935,033)	(726,189)
Net increase (decrease) in net assets	(1,307,672)	(16,677,405)	(9,862,362)	(8,955,802)	(36,352,152)	(16,455,546)	(40,954,253)	(2,407,504)	2,745,289	(615,086)

Net assets:
Beginning of period	18,594,347	140,460,975	52,127,831	87,687,735	438,472,800	268,181,525	561,168,879	22,014,371	87,891,764	4,989,616
End of period	$17,286,675	$123,783,570	$42,265,469	$78,731,933	$402,120,648	$251,725,979	$520,214,626	$19,606,867	$90,637,053	$4,374,530

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$16	$(7,640)	$51,017	$(1,115)	$(33,981)	$(139,466)	$(127,606)	$(5,065)	$(68,973)	$(33,675)
Net realized gain (loss) on security transactions	11,150	24,026	297,832	1,970	(3,220)	(209,695)	171,753	(13,457)	(73,551)	(33,428)
Net realized gain distributions	315	49,174	228,920	—	327,221	497,167	539,498	12,127	199,285	233,406
Change in unrealized appreciation (depreciation) during the period	(9,692)	(32,323)	605,977	21,976	(366,839)	(1,239,917)	595,368	(30,684)	(115,239)	(274,869)
Net increase (decrease) in net assets resulting from operations	1,789	33,237	1,183,746	22,831	(76,819)	(1,091,911)	1,179,013	(37,079)	(58,478)	(108,566)

Unit transactions:
Purchases	—	—	7,646	—	2,183	34,482	36,272	—	1,512	22,460
Net transfers	73	(28,486)	(1,377,218)	65,201	(225,586)	(7,713)	272,127	(19,098)	(79,679)	(312,481)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(38,182)	(74,165)	(1,361,022)	(96,661)	(184,369)	(1,217,192)	(1,559,767)	(20,519)	(844,349)	(306,756)
Other transactions	25	(1)	74	—	—	337	(95)	1	(192)	—
Death benefits	—	—	(159,496)	(2,443)	(67,987)	(178,482)	(232,292)	(1,910)	(148,394)	(9,843)
Net annuity transactions	—	(9,563)	(740)	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(38,084)	(112,215)	(2,890,756)	(33,903)	(475,759)	(1,368,568)	(1,483,755)	(41,526)	(1,071,102)	(606,620)
Net increase (decrease) in net assets	(36,295)	(78,978)	(1,707,010)	(11,072)	(552,578)	(2,460,479)	(304,742)	(78,605)	(1,129,580)	(715,186)

Net assets:
Beginning of period	228,573	666,209	9,544,743	638,396	2,332,821	11,541,796	9,999,891	345,798	7,866,735	2,510,795
End of period	$192,278	$587,231	$7,837,733	$627,324	$1,780,243	$9,081,317	$9,695,149	$267,193	$6,737,155	$1,795,609

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(105,459)	$(21,994)	$(212,347)	$88,794	$2,423,242	$7,847	$(8,028)	$5,285	$10,734	$1,113
Net realized gain (loss) on security transactions	369,117	121,335	559,667	(40,543)	(1,724,795)	27,423	2,960	(7,275)	(24,268)	5,522
Net realized gain distributions	794,635	287,243	598,207	—	—	204,083	—	—	—	11,896
Change in unrealized appreciation (depreciation) during the period	(1,400,504)	(193,779)	1,274,864	242,637	638,019	(100,691)	56,491	(5,392)	(37,002)	15,730
Net increase (decrease) in net assets resulting from operations	(342,211)	192,805	2,220,391	290,888	1,336,466	138,662	51,423	(7,382)	(50,536)	34,261

Unit transactions:
Purchases	45,499	7,923	88,230	3,917	228,933	7,624	122	—	3,887	384
Net transfers	(708,956)	(544,355)	(566,855)	(171,067)	(310,619)	(63,497)	(175,564)	(9,891)	541,393	(500)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	7,988,256	—	—	—
Surrenders for benefit payments and fees	(2,338,945)	(382,070)	(2,499,096)	(400,423)	(7,236,464)	(203,561)	(68,405)	(90,765)	(293,355)	(36,746)
Other transactions	(39)	7	346	—	62	2	1	—	(120)	—
Death benefits	(63,474)	(1,171)	(294,407)	(29,218)	(1,004,899)	—	(11,502)	—	(2,764)	—
Net annuity transactions	—	—	—	—	(27,345)	—	—	—	(7,458)	—
Net increase (decrease) in net assets resulting from unit transactions	(3,065,915)	(919,666)	(3,271,782)	(596,791)	(8,350,332)	(259,432)	7,732,908	(100,656)	241,583	(36,862)
Net increase (decrease) in net assets	(3,408,126)	(726,861)	(1,051,391)	(305,903)	(7,013,866)	(120,770)	7,784,331	(108,038)	191,047	(2,601)

Net assets:
Beginning of period	13,511,080	3,091,066	16,787,101	2,672,307	45,926,832	2,954,561	—	859,357	1,231,619	344,159
End of period	$10,102,954	$2,364,205	$15,735,710	$2,366,404	$38,912,966	$2,833,791	$7,784,331	$751,319	$1,422,666	$341,558

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(6,787)	$18,400	$17,499	$251,373	$5,746	$(9,814)	$(5,992)	$(84,513)
Net realized gain (loss) on security transactions	(98,390)	70,351	(46,044)	(298,419)	(10,040)	13,162	2,209	405,603
Net realized gain distributions	150,009	28,101	—	1,035,625	—	—	—	2,646,576
Change in unrealized appreciation (depreciation) during the period	297,914	71,093	178,179	(568,625)	18,732	(7,296)	33,583	1,731,782
Net increase (decrease) in net assets resulting from operations	342,746	187,945	149,634	419,954	14,438	(3,948)	29,800	4,699,448

Unit transactions:
Purchases	45	—	449	540	192	—	—	45,930
Net transfers	272,918	65,280	(18,943)	(455,679)	8,781	33	—	(892,967)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(215,324)	(224,637)	(176,387)	(722,693)	(91,945)	(10,308)	(2,800)	(3,178,412)
Other transactions	(1)	(56)	—	5,104	1	1	—	(129)
Death benefits	(72,453)	—	(73,863)	(130,759)	—	—	—	(420,836)
Net annuity transactions	3,376	—	—	—	—	—	—	(15,240)
Net increase (decrease) in net assets resulting from unit transactions	(11,439)	(159,413)	(268,744)	(1,303,487)	(82,971)	(10,274)	(2,800)	(4,461,654)
Net increase (decrease) in net assets	331,307	28,532	(119,110)	(883,533)	(68,533)	(14,222)	27,000	237,794

Net assets:
Beginning of period	1,674,527	1,605,533	1,455,948	6,700,487	643,030	531,845	335,942	29,857,151
End of period	$2,005,834	$1,634,065	$1,336,838	$5,816,954	$574,497	$517,623	$362,942	$30,094,945

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(6,907)	$(855,342)	$(167,553)	$(4,454)	$4,580	$(22,517)	$(17,105)
Net realized gain (loss) on security transactions	68,731	2,589,839	(360,074)	5,138	(17,703)	(32,721)	26,003
Net realized gain distributions	109,484	3,838,621	828,978	10,281	41,038	117,131	63,413
Change in unrealized appreciation (depreciation) during the period	18,039	(5,838,847)	(559,146)	8,297	(26,114)	(3,184)	(30,757)
Net increase (decrease) in net assets resulting from operations	189,347	(265,729)	(257,795)	19,262	1,801	58,709	41,554

Unit transactions:
Purchases	2,985	257,051	5,642	—	1,950	1,170	7,500
Net transfers	(52,388)	(3,159,394)	(2,609,019)	10,177	(76,414)	(38,774)	(117,706)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(175,831)	(5,478,264)	(1,150,869)	(13,079)	(60,155)	(199,879)	(111,341)
Other transactions	—	187	1,337	—	(11)	1	—
Death benefits	(155,229)	(1,161,489)	(112,566)	(1,056)	(16,343)	(69,660)	(7,809)
Net annuity transactions	—	221,501	(6,693)	—	(573)	(480)	(345)
Net increase (decrease) in net assets resulting from unit transactions	(380,463)	(9,320,408)	(3,872,168)	(3,958)	(151,546)	(307,622)	(229,701)
Net increase (decrease) in net assets	(191,116)	(9,586,137)	(4,129,963)	15,304	(149,745)	(248,913)	(188,147)

Net assets:
Beginning of period	1,702,452	50,380,488	11,616,415	360,197	672,423	1,340,163	938,810
End of period	$1,511,336	$40,794,351	$7,486,452	$375,501	$522,678	$1,091,250	$750,663

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$157	$377,768	$(2,603,233)	$225,770	$251,555	$2,129,021	$(8,383)	$54,286	$14,242	$(349,448)
Net realized gain (loss) on security transactions	12,633	764,446	(2,567,162)	(177,697)	(183,852)	(11,575)	(113,579)	(392,205)	75,719	(484,289)
Net realized gain distributions	16,342	2,560,596	—	4,790,162	6,963,097	1,084,132	—	3,484,908	2,312,561	5,802,217
Change in unrealized appreciation (depreciation) during the period	(14,102)	5,105	(8,618,547)	(2,871,291)	(2,118,555)	(1,700,796)	147,900	(1,881,687)	(2,684,915)	(4,992,276)
Net increase (decrease) in net assets resulting from operations	15,030	3,707,915	(13,788,942)	1,966,944	4,912,245	1,500,782	25,938	1,265,302	(282,393)	(23,796)

Unit transactions:
Purchases	975	37,142	645,130	161,020	82,421	640,125	53,713	134,788	93,528	365,639
Net transfers	(317)	(1,282,698)	18,401,027	(769,029)	1,972,502	4,268,665	1,769,265	(1,107,217)	44,918	(626,442)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(61,800)	(3,905,439)	(28,013,634)	(4,593,329)	(6,349,533)	(17,138,473)	(1,617,267)	(5,052,021)	(2,872,060)	(4,366,083)
Other transactions	—	1,929	(361)	(1)	322	(433)	527	352	260	12
Death benefits	—	(312,510)	(2,202,321)	(405,098)	(348,032)	(1,469,452)	(324,587)	(404,294)	(259,494)	(331,136)
Net annuity transactions	—	171,111	—	(399)	—	(2,384)	—	(34,279)	(33,447)	(1,045)
Net increase (decrease) in net assets resulting from unit transactions	(61,142)	(5,290,465)	(11,170,159)	(5,606,836)	(4,642,320)	(13,701,952)	(118,349)	(6,462,671)	(3,026,295)	(4,959,055)
Net increase (decrease) in net assets	(46,112)	(1,582,550)	(24,959,101)	(3,639,892)	269,925	(12,201,170)	(92,411)	(5,197,369)	(3,308,688)	(4,982,851)

Net assets:
Beginning of period	179,989	36,738,587	277,368,975	32,167,801	31,383,653	122,013,727	8,360,359	29,451,743	16,151,600	33,145,207
End of period	$133,877	$35,156,037	$252,409,874	$28,527,909	$31,653,578	$109,812,557	$8,267,948	$24,254,374	$12,842,912	$28,162,356

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2016

	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,224,288)	$70,605	$(165,907)	$64,523	$(154,967)	$(355,534)	$(51,421)
Net realized gain (loss) on security transactions	(1,863,009)	(1,052,052)	(2,117,374)	(318,033)	(337,509)	(707,435)	(699,478)
Net realized gain distributions	73,067,231	31,594,238	12,083,691	630,265	1,279,007	3,538,856	—
Change in unrealized appreciation (depreciation) during the period	(55,905,742)	(20,597,676)	(7,558,857)	54,566	615,040	(1,391,087)	274,991
Net increase (decrease) in net assets resulting from operations	13,074,192	10,015,115	2,241,553	431,321	1,401,571	1,084,800	(475,908)

Unit transactions:
Purchases	1,177,455	542,560	654,718	217,573	98,636	98,547	57,498
Net transfers	(7,756,567)	(4,269,808)	(169,077)	(377,050)	(407,461)	579,235	1,114,566
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(28,629,528)	(16,807,227)	(14,918,846)	(2,199,852)	(1,498,743)	(3,005,411)	(2,912,302)
Other transactions	1,686	(310)	1,284	26	990	365	148
Death benefits	(2,154,977)	(1,210,432)	(1,573,199)	(178,229)	(254,435)	(491,400)	(321,258)
Net annuity transactions	(4,066)	(79,533)	(1,357)	—	(13,691)	(66,343)	(3,519)
Net increase (decrease) in net assets resulting from unit transactions	(37,365,997)	(21,824,750)	(16,006,477)	(2,537,532)	(2,074,704)	(2,885,007)	(2,064,867)
Net increase (decrease) in net assets	(24,291,805)	(11,809,635)	(13,764,924)	(2,106,211)	(673,133)	(1,800,207)	(2,540,775)

Net assets:
Beginning of period	201,147,748	117,508,398	116,227,332	16,716,582	16,312,061	30,361,959	19,768,629
End of period	$176,855,943	$105,698,763	$102,462,408	$14,610,371	$15,638,928	$28,561,752	$17,227,854

The accompanying notes are an integral part of these financial statements.

(1) Funded as of November 18, 2016.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2017

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Hartford Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

On December 3, 2017, a Stock and Asset Purchase Agreement was entered into by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc. (“HFSG”), Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), the parent of the Hartford Life Insurance Company and its indirect wholly owned subsidiary, the Sponsor Company,  to Buyer (the “Talcott Resolution Sale Transaction”).  Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group.

The closing of the Talcott Resolution Sale Transaction is subject to regulatory approvals, and the satisfaction of other closing conditions. The administration, terms, features and benefits of the contracts will not change as a result of the sale. The Talcott Resolution Sale Transaction is expected to close in the first half of 2018.

The Account is comprised of the following Sub-Accounts:

American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS Value Portfolio, AB VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Flex Cap Growth VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS® Growth Fund, MFS® Global Equity Fund, MFS® Investors Trust Fund, MFS® Mid Cap Growth Fund, MFS® New Discovery Fund, MFS® Total Return Fund, MFS® Value Fund, MFS® Total Return Bond Series, MFS® Research Fund, MFS® High Yield Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund (Formerly BlackRock Large Cap Growth V.I. Fund), BlackRock Equity Dividend V.I. Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio (Formerly UIF Core Plus Fixed Income Portfolio), Morgan Stanley VIF Growth Portfolio (Formerly UIF Growth Portfolio), Morgan Stanley VIF Mid Cap Growth Portfolio (Formerly UIF Mid Cap Growth Portfolio), Invesco V.I. American Value Fund, Morgan Stanley Mid Cap Growth Portfolio*, BlackRock Capital Appreciation V.I. Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Main Street Fund®/VA (Merged with Oppenheimer Equity Income Fund/VA ), Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Equity Income Fund/VA (Merged with Oppenheimer Main Street Fund®/VA ), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO StocksPLUS Global Portfolio, PIMCO Global Multi-Asset Managed Allocation Portfolio, Jennison 20/20 Focus Fund, Prudential Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Opportunity Fund, HIMCO VIT Index Fund, HIMCO VIT Portfolio Diversifier Fund, HIMCO VIT American Funds Asset Allocation Fund*, HIMCO VIT American Funds Blue Chip Income and Growth Fund*, HIMCO VIT American Funds Bond Fund*, HIMCO VIT American Funds Global Bond Fund*, HIMCO VIT American Funds Global Growth and Income Fund*, HIMCO VIT American Funds Global Growth Fund*, HIMCO VIT American Funds Global Small Capitalization Fund*, HIMCO VIT American Funds Growth Fund*, HIMCO VIT American Funds Growth-Income Fund*, HIMCO VIT American Funds International Fund*, HIMCO VIT American Funds New World Fund*, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio.

* During 2017, this Sub-Account was liquidated.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2017 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2017 the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2017 and 2016.

g) Accounting for Uncertain Tax Positions - The federal audit of the years 2012 and 2013 was completed as of March 31, 2017 with no additional adjustments. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2017.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
MAV Plus maximum of 0.30%
The Hartford’s Principal First Charge maximum of 0.75%
The Hartford’s Principal First Preferred Charge maximum of 0.20%
MAV 70 Death Benefit Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Return of Premium Death Benefit maximum of 0.75%
MAV III maximum of 1.50%
MAV IV maximum of 1.50%
MAV V maximum of 1.50%
Legacy lock maximum of 1.50%
Daily lock maximum of 2.50%
Return of Premium III maximum of 0.75%
Return of Premium IV maximum of 0.75%
Return of Premium V maximum of 0.75%
Maximum daily value maximum of 1.50%
Safety Plus maximum of 2.50%
Future6 maximum of 2.50%
Future5 maximum of 2.50%
Premium Based Charges maximum of 0.71%
The Hartford’s Lifetime Income Builder Charge maximum of 0.75%
The Hartford’s Lifetime Income Builder II Charge maximum of 0.75%
The Hartford’s Lifetime Income Foundation Charge maximum of 0.30%
The Hartford’s Lifetime Income Builder Selects Charge maximum of 1.50%
The Hartford’s Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

g) Transactions with Related Parties - The Sponsor and its affiliates receive fees from the HLS and HIMCO VIT funds for services provided to these Funds. The fees received for these services are a maximum of 1.07% and 1.35%, respectively, of the Funds’ average daily net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2017 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	$732,650	$1,805,997
American Century VP Growth Fund	$294,170	$674,795
AB VPS Balanced Wealth Strategy Portfolio	$657,206	$4,299,929
AB VPS International Value Portfolio	$793,922	$3,799,955
AB VPS Small/Mid Cap Value Portfolio	$2,050,093	$3,611,844
AB VPS Value Portfolio	$44,525	$266,741
AB VPS International Growth Portfolio	$464,996	$692,313
Invesco V.I. Value Opportunities Fund	$5,115,393	$11,934,984
Invesco V.I. Core Equity Fund	$9,659,991	$20,504,701
Invesco V.I. Government Securities Fund	$22,815,585	$46,961,596
Invesco V.I. International Growth Fund	$5,833,024	$27,515,518
Invesco V.I. Mid Cap Core Equity Fund	$7,877,295	$24,588,610
Invesco V.I. Small Cap Equity Fund	$8,773,509	$18,552,367
Invesco V.I. Balanced Risk Allocation Fund	$1,333,431	$2,449,279
Invesco V.I. Diversified Dividend Fund	$22,444	$53,221
Invesco V.I. Government Money Market Fund	$85,849,021	$105,750,435
American Century VP Mid Cap Value Fund	$146,247	$225,387
American Funds Global Bond Fund	$15,307,299	$15,145,676
American Funds Global Growth and Income Fund	$40,367,692	$37,023,495
American Funds Asset Allocation Fund	$90,497,685	$115,677,778
American Funds Blue Chip Income and Growth Fund	$67,990,457	$90,921,342
American Funds Bond Fund	$169,305,796	$95,978,923
American Funds Global Growth Fund	$33,909,054	$42,431,652
American Funds Growth Fund	$335,825,115	$256,012,037
American Funds Growth-Income Fund	$224,321,236	$237,595,237
American Funds International Fund	$125,788,797	$69,411,103
American Funds New World Fund	$25,265,072	$22,802,904
American Funds Global Small Capitalization Fund	$34,692,372	$28,612,464
Wells Fargo VT Omega Growth Fund	$188,361	$112,216
Fidelity® VIP Growth Portfolio	$2,631,489	$1,637,085
Fidelity® VIP Contrafund® Portfolio	$5,993,494	$14,850,934
Fidelity® VIP Mid Cap Portfolio	$4,387,956	$11,017,818
Fidelity® VIP Value Strategies Portfolio	$626,883	$711,759
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$244,627	$727,637
Fidelity® VIP Strategic Income Portfolio	$445,655	$155,200
Franklin Rising Dividends VIP Fund	$30,337,190	$84,702,922
Franklin Income VIP Fund	$39,467,765	$134,874,067
Franklin Large Cap Growth VIP Fund	$11,426,586	$15,854,680
Franklin Global Real Estate VIP Fund	$251,563	$897,550
Franklin Small-Mid Cap Growth VIP Fund	$20,187,108	$32,542,033
Franklin Small Cap Value VIP Fund	$13,079,039	$22,056,022
Franklin Strategic Income VIP Fund	$24,963,252	$60,237,234
Franklin Mutual Shares VIP Fund	$44,915,769	$102,671,399
Templeton Developing Markets VIP Fund	$8,549,696	$15,205,986
Templeton Foreign VIP Fund	$9,878,200	$37,955,793
Templeton Growth VIP Fund	$7,027,421	$42,659,288
Franklin Mutual Global Discovery VIP Fund	$22,648,768	$41,904,347
Franklin Flex Cap Growth VIP Fund	$1,631,019	$6,765,787
Templeton Global Bond VIP Fund	$3,896,063	$11,458,328
Hartford Balanced HLS Fund	$5,407,242	$4,952,468
Hartford Total Return Bond HLS Fund	$48,767,670	$71,672,125
Hartford Capital Appreciation HLS Fund	$24,380,940	$79,596,994
Hartford Dividend and Growth HLS Fund	$27,485,652	$60,894,443
Hartford Global Growth HLS Fund	$1,483,786	$1,146,346
Hartford Disciplined Equity HLS Fund	$9,570,139	$14,963,537
Hartford Growth Opportunities HLS Fund	$5,383,602	$30,979,531
Hartford High Yield HLS Fund	$5,897,872	$9,005,251
Hartford International Opportunities HLS Fund	$2,227,572	$8,014,028
Hartford Small/Mid Cap Equity HLS Fund	$698,975	$1,150,073
Hartford Ultrashort Bond HLS Fund	$21,632,542	$51,354,283
Hartford Small Company HLS Fund	$275,779	$2,388,265
Hartford SmallCap Growth HLS Fund	$1,925,250	$1,879,366
Hartford Stock HLS Fund	$438,149	$748,000
Hartford U.S. Government Securities HLS Fund	$3,423,021	$6,071,361
Hartford Value HLS Fund	$1,851,388	$3,489,518
Lord Abbett Fundamental Equity Fund	$1,482,918	$2,691,906
Lord Abbett Calibrated Dividend Growth Fund	$2,642,993	$3,475,353
Lord Abbett Bond Debenture Fund	$4,698,006	$7,650,620
Lord Abbett Growth and Income Fund	$1,088,447	$1,900,434
MFS® Growth Fund	$13,106,549	$35,990,660
MFS® Global Equity Fund	$2,167,214	$4,496,321
MFS® Investors Trust Fund	$9,573,470	$27,899,119
MFS® Mid Cap Growth Fund	$6,291,591	$10,911,629
MFS® New Discovery Fund	$5,523,552	$19,746,998
MFS® Total Return Fund	$34,879,511	$70,250,928
MFS® Value Fund	$26,066,800	$55,668,057
MFS® Total Return Bond Series	$63,105,062	$86,398,765
MFS® Research Fund	$3,910,234	$6,315,720
MFS® High Yield Portfolio	$13,677,730	$22,060,552
BlackRock Global Allocation V.I. Fund	$218,721	$754,609
BlackRock Global Opportunities V.I. Fund	$59,574	$87,021
BlackRock Large Cap Focus Growth V.I. Fund+	$177,383	$102,300
BlackRock Equity Dividend V.I. Fund	$833,299	$2,090,075
Morgan Stanley VIF Core Plus Fixed Income Portfolio+	$212,205	$207,704
Morgan Stanley VIF Growth Portfolio+	$239,262	$440,146
Morgan Stanley VIF Mid Cap Growth Portfolio+	$1,078,471	$2,900,804
Invesco V.I. American Value Fund	$1,444,398	$2,102,253
Morgan Stanley Mid Cap Growth Portfolio+	$1,193	$337,623
BlackRock Capital Appreciation V.I. Fund	$793,851	$2,599,852
Oppenheimer Capital Appreciation Fund/VA	$450,491	$385,252
Oppenheimer Global Fund/VA	$1,362,033	$3,021,790
Oppenheimer Main Street Fund®/VA+	$2,825,176	$905,658
Oppenheimer Main Street Small Cap Fund/VA	$1,312,818	$4,383,163
Oppenheimer Equity Income Fund/VA+	$297,995	$2,679,114
Putnam VT Diversified Income Fund	$4,138,001	$7,683,438
Putnam VT Global Asset Allocation Fund	$153,412	$611,150
Putnam VT Growth Opportunities Fund	$319,286	$2,615,709
Putnam VT International Value Fund	$43,979	$296,432
Putnam VT International Equity Fund	$266,468	$566,351
Putnam VT Investors Fund	$64,183	$54,113
Putnam VT Small Cap Value Fund	$542,785	$1,334,116
Putnam VT Equity Income Fund	$244,574	$325,799
PIMCO All Asset Fund	$66,323	$264,860
PIMCO StocksPLUS Global Portfolio	$185,775	$1,661,369
PIMCO Global Multi-Asset Managed Allocation Portfolio	$99,228	$256,829
Jennison 20/20 Focus Fund	$1	$20,231
Prudential Value Portfolio	$1	$9,680
Invesco V.I. Growth and Income Fund	$2,564,909	$6,805,792
Invesco V.I. Comstock Fund	$115,334	$249,014
Invesco V.I. American Franchise Fund	$9,964,904	$12,822,242
Invesco V.I. Mid Cap Growth Fund	$3,844,241	$4,727,299
Wells Fargo VT Index Asset Allocation Fund	$90,982	$146,692
Wells Fargo VT International Equity Fund	$17,593	$80,739
Wells Fargo VT Small Cap Growth Fund	$39,856	$209,137
Wells Fargo VT Discovery Fund	$51,549	$251,580
Wells Fargo VT Opportunity Fund	$14,715	$40,577
HIMCO VIT Index Fund	$3,756,781	$11,330,443
HIMCO VIT Portfolio Diversifier Fund	$27,690,854	$40,600,621
HIMCO VIT American Funds Asset Allocation Fund+	$8,286,703	$33,434,471
HIMCO VIT American Funds Blue Chip Income and Growth Fund+	$12,280,291	$36,157,169
HIMCO VIT American Funds Bond Fund+	$13,860,132	$123,849,375
HIMCO VIT American Funds Global Bond Fund+	$1,501,989	$10,215,267
HIMCO VIT American Funds Global Growth and Income Fund+	$13,070,825	$30,843,657
HIMCO VIT American Funds Global Growth Fund+	$6,791,203	$18,384,982
HIMCO VIT American Funds Global Small Capitalization Fund+	$11,175,399	$34,912,482
HIMCO VIT American Funds Growth Fund+	$91,406,067	$221,704,083
HIMCO VIT American Funds Growth-Income Fund+	$50,226,512	$127,102,025
HIMCO VIT American Funds International Fund+	$36,819,927	$133,045,366
HIMCO VIT American Funds New World Fund+	$2,673,818	$19,759,175
MFS® Core Equity Portfolio	$2,743,624	$3,195,057
MFS® Massachusetts Investors Growth Stock Portfolio	$3,068,692	$6,846,562
MFS® Research International Portfolio	$1,939,684	$5,974,116

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2017 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	34,117	91,899	(57,782)
American Century VP Growth Fund	1,011	38,273	(37,262)
AB VPS Balanced Wealth Strategy Portfolio	20,325	286,579	(266,254)
AB VPS International Value Portfolio	63,203	440,448	(377,245)
AB VPS Small/Mid Cap Value Portfolio	65,024	158,402	(93,378)
AB VPS Value Portfolio	2,557	18,441	(15,884)
AB VPS International Growth Portfolio	50,240	72,897	(22,657)
Invesco V.I. Value Opportunities Fund	2,878,284	6,425,618	(3,547,334)
Invesco V.I. Core Equity Fund	192,256	1,041,819	(849,563)
Invesco V.I. Government Securities Fund	15,327,809	34,310,210	(18,982,401)
Invesco V.I. International Growth Fund	1,261,727	6,992,526	(5,730,799)
Invesco V.I. Mid Cap Core Equity Fund	2,120,435	8,854,966	(6,734,531)
Invesco V.I. Small Cap Equity Fund	262,848	790,646	(527,798)
Invesco V.I. Balanced Risk Allocation Fund	26,894	175,986	(149,092)
Invesco V.I. Diversified Dividend Fund	489	2,591	(2,102)
Invesco V.I. Government Money Market Fund	9,198,936	11,181,309	(1,982,373)
American Century VP Mid Cap Value Fund	5,471	10,584	(5,113)
American Funds Global Bond Fund	1,387,444	1,158,033	229,411
American Funds Global Growth and Income Fund	2,963,777	2,133,414	830,363
American Funds Asset Allocation Fund	3,926,121	5,017,829	(1,091,708)
American Funds Blue Chip Income and Growth Fund	11,136,538	42,741,801	(31,605,263)
American Funds Bond Fund	13,627,670	5,855,264	7,772,406
American Funds Global Growth Fund	1,967,022	1,693,541	273,481
American Funds Growth Fund	18,796,404	10,969,516	7,826,888
American Funds Growth-Income Fund	11,198,568	9,443,590	1,754,978
American Funds International Fund	10,892,983	3,830,434	7,062,549
American Funds New World Fund	1,817,920	769,309	1,048,611
American Funds Global Small Capitalization Fund	2,975,232	1,147,620	1,827,612
Wells Fargo VT Omega Growth Fund	7,797	4,258	3,539
Fidelity® VIP Growth Portfolio	112,663	83,884	28,779
Fidelity® VIP Contrafund® Portfolio	105,830	719,355	(613,525)
Fidelity® VIP Mid Cap Portfolio	109,595	556,464	(446,869)
Fidelity® VIP Value Strategies Portfolio	2,708	35,837	(33,129)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	2,361	35,650	(33,289)
Fidelity® VIP Strategic Income Portfolio	26,683	11,273	15,410
Franklin Rising Dividends VIP Fund	454,419	3,068,639	(2,614,220)
Franklin Income VIP Fund	822,564	6,234,130	(5,411,566)
Franklin Large Cap Growth VIP Fund	365,775	802,158	(436,383)
Franklin Global Real Estate VIP Fund	4,107	36,761	(32,654)
Franklin Small-Mid Cap Growth VIP Fund	447,833	1,800,735	(1,352,902)
Franklin Small Cap Value VIP Fund	509,162	1,228,731	(719,569)
Franklin Strategic Income VIP Fund	952,018	2,978,730	(2,026,712)
Franklin Mutual Shares VIP Fund	723,109	4,522,431	(3,799,322)
Templeton Developing Markets VIP Fund	432,945	769,034	(336,089)
Templeton Foreign VIP Fund	416,973	2,587,116	(2,170,143)
Templeton Growth VIP Fund	277,686	2,442,957	(2,165,271)
Franklin Mutual Global Discovery VIP Fund	296,703	1,448,128	(1,151,425)
Franklin Flex Cap Growth VIP Fund	92,604	355,683	(263,079)
Templeton Global Bond VIP Fund	279,828	787,404	(507,576)
Hartford Balanced HLS Fund	311,216	288,407	22,809
Hartford Total Return Bond HLS Fund	2,897,093	5,212,779	(2,315,686)
Hartford Capital Appreciation HLS Fund	94,150	4,405,996	(4,311,846)
Hartford Dividend and Growth HLS Fund	200,448	2,984,765	(2,784,317)
Hartford Global Growth HLS Fund	77,326	73,215	4,111
Hartford Disciplined Equity HLS Fund	70,585	673,749	(603,164)
Hartford Growth Opportunities HLS Fund	213,889	1,499,498	(1,285,609)
Hartford High Yield HLS Fund	249,741	515,375	(265,634)
Hartford International Opportunities HLS Fund	142,168	616,204	(474,036)
Hartford Small/Mid Cap Equity HLS Fund	27,051	58,114	(31,063)
Hartford Ultrashort Bond HLS Fund	18,598,444	38,936,932	(20,338,488)
Hartford Small Company HLS Fund	13,284	127,736	(114,452)
Hartford SmallCap Growth HLS Fund	76,914	69,105	7,809
Hartford Stock HLS Fund	20,344	38,727	(18,383)
Hartford U.S. Government Securities HLS Fund	290,233	557,707	(267,474)
Hartford Value HLS Fund	30,725	182,149	(151,424)
Lord Abbett Fundamental Equity Fund	29,553	130,492	(100,939)
Lord Abbett Calibrated Dividend Growth Fund	82,079	167,070	(84,991)
Lord Abbett Bond Debenture Fund	174,529	420,603	(246,074)
Lord Abbett Growth and Income Fund	21,469	115,045	(93,576)
MFS® Growth Fund	519,202	2,082,014	(1,562,812)
MFS® Global Equity Fund	58,258	173,316	(115,058)
MFS® Investors Trust Fund	252,492	1,520,236	(1,267,744)
MFS® Mid Cap Growth Fund	364,901	1,011,787	(646,886)
MFS® New Discovery Fund	200,317	869,329	(669,012)
MFS® Total Return Fund	893,277	3,289,587	(2,396,310)
MFS® Value Fund	444,690	2,142,188	(1,697,498)
MFS® Total Return Bond Series	3,482,013	5,818,569	(2,336,556)
MFS® Research Fund	109,083	273,501	(164,418)
MFS® High Yield Portfolio	754,323	1,828,002	(1,073,679)
BlackRock Global Allocation V.I. Fund	9,634	57,930	(48,296)
BlackRock Global Opportunities V.I. Fund	1,682	4,424	(2,742)
BlackRock Large Cap Focus Growth V.I. Fund+	3,392	4,727	(1,335)
BlackRock Equity Dividend V.I. Fund	19,259	111,757	(92,498)
Morgan Stanley VIF Core Plus Fixed Income Portfolio+	17,357	17,818	(461)
Morgan Stanley VIF Growth Portfolio+	4,129	22,741	(18,612)
Morgan Stanley VIF Mid Cap Growth Portfolio+	73,219	167,292	(94,073)
Invesco V.I. American Value Fund	70,950	108,399	(37,449)
Morgan Stanley Mid Cap Growth Portfolio+	99	21,363	(21,264)
BlackRock Capital Appreciation V.I. Fund	7,093	146,636	(139,543)
Oppenheimer Capital Appreciation Fund/VA	16,582	21,974	(5,392)
Oppenheimer Global Fund/VA	72,296	173,276	(100,980)
Oppenheimer Main Street Fund®/VA+	141,858	44,433	97,425
Oppenheimer Main Street Small Cap Fund/VA	19,736	192,705	(172,969)
Oppenheimer Equity Income Fund/VA+	17,126	182,221	(165,095)
Putnam VT Diversified Income Fund	145,521	513,858	(368,337)
Putnam VT Global Asset Allocation Fund	843	34,753	(33,910)
Putnam VT Growth Opportunities Fund	16,270	208,836	(192,566)
Putnam VT International Value Fund	3,508	30,644	(27,136)
Putnam VT International Equity Fund	20,979	53,042	(32,063)
Putnam VT Investors Fund	1,581	1,894	(313)
Putnam VT Small Cap Value Fund	22,951	67,974	(45,023)
Putnam VT Equity Income Fund	6,436	12,276	(5,840)
PIMCO All Asset Fund	919	21,514	(20,595)
PIMCO StocksPLUS Global Portfolio	138	126,228	(126,090)
PIMCO Global Multi-Asset Managed Allocation Portfolio	8,665	24,024	(15,359)
Jennison 20/20 Focus Fund	1	3,859	(3,858)
Prudential Value Portfolio	—	122	(122)
Invesco V.I. Growth and Income Fund	54,713	335,034	(280,321)
Invesco V.I. Comstock Fund	1,038	8,592	(7,554)
Invesco V.I. American Franchise Fund	379,865	674,250	(294,385)
Invesco V.I. Mid Cap Growth Fund	222,669	294,961	(72,292)
Wells Fargo VT Index Asset Allocation Fund	32,055	67,265	(35,210)
Wells Fargo VT International Equity Fund	186	4,971	(4,785)
Wells Fargo VT Small Cap Growth Fund	2,396	59,078	(56,682)
Wells Fargo VT Discovery Fund	361	7,921	(7,560)
Wells Fargo VT Opportunity Fund	125	1,672	(1,547)
HIMCO VIT Index Fund	54,735	462,473	(407,738)
HIMCO VIT Portfolio Diversifier Fund	3,657,324	5,562,584	(1,905,260)
HIMCO VIT American Funds Asset Allocation Fund+	71,820	1,863,046	(1,791,226)
HIMCO VIT American Funds Blue Chip Income and Growth Fund+	83,210	1,796,511	(1,713,301)
HIMCO VIT American Funds Bond Fund+	961,053	10,942,099	(9,981,046)
HIMCO VIT American Funds Global Bond Fund+	139,966	939,366	(799,400)
HIMCO VIT American Funds Global Growth and Income Fund+	78,528	1,877,081	(1,798,553)
HIMCO VIT American Funds Global Growth Fund+	109,668	953,703	(844,035)
HIMCO VIT American Funds Global Small Capitalization Fund+	90,915	2,501,947	(2,411,032)
HIMCO VIT American Funds Growth Fund+	224,087	10,754,853	(10,530,766)
HIMCO VIT American Funds Growth-Income Fund+	211,621	6,418,134	(6,206,513)
HIMCO VIT American Funds International Fund+	324,210	10,460,980	(10,136,770)
HIMCO VIT American Funds New World Fund+	120,637	1,513,125	(1,392,488)
MFS® Core Equity Portfolio	138,392	243,264	(104,872)
MFS® Massachusetts Investors Growth Stock Portfolio	128,828	540,817	(411,989)
MFS® Research International Portfolio	158,135	542,625	(384,490)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2016 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	58,219	168,225	(110,006)
American Century VP Growth Fund	52,241	74,030	(21,789)
AB VPS Balanced Wealth Strategy Portfolio	37,286	270,532	(233,246)
AB VPS International Value Portfolio	256,622	642,027	(385,405)
AB VPS Small/Mid Cap Value Portfolio	119,579	236,558	(116,979)
AB VPS Value Portfolio	8,132	19,798	(11,666)
AB VPS International Growth Portfolio	15,969	116,125	(100,156)
Invesco V.I. Value Opportunities Fund	3,041,016	6,872,403	(3,831,387)
Invesco V.I. Core Equity Fund	266,359	1,546,377	(1,280,018)
Invesco V.I. Government Securities Fund	24,164,433	43,547,916	(19,383,483)
Invesco V.I. International Growth Fund	2,930,896	8,055,560	(5,124,664)
Invesco V.I. Mid Cap Core Equity Fund	4,585,206	10,910,319	(6,325,113)
Invesco V.I. Small Cap Equity Fund	380,750	940,382	(559,632)
Invesco V.I. Balanced Risk Allocation Fund	74,174	181,235	(107,061)
Invesco V.I. Diversified Dividend Fund	2,819	671	2,148
Invesco V.I. Government Money Market Fund	20,097,797	22,864,544	(2,766,747)
American Century VP Mid Cap Value Fund	28,689	20,470	8,219
American Funds Global Bond Fund	730,853	1,714,128	(983,275)
American Funds Global Growth and Income Fund	436,874	2,371,216	(1,934,342)
American Funds Asset Allocation Fund	1,890,766	6,623,812	(4,733,046)
American Funds Blue Chip Income and Growth Fund	16,664,409	46,916,882	(30,252,473)
American Funds Bond Fund	3,409,440	7,494,182	(4,084,742)
American Funds Global Growth Fund	348,268	2,399,508	(2,051,240)
American Funds Growth Fund	1,417,896	13,035,802	(11,617,906)
American Funds Growth-Income Fund	1,274,765	11,474,704	(10,199,939)
American Funds International Fund	998,619	3,924,955	(2,926,336)
American Funds New World Fund	247,491	920,184	(672,693)
American Funds Global Small Capitalization Fund	333,863	1,539,697	(1,205,834)
Wells Fargo VT Omega Growth Fund	750	9,749	(8,999)
Fidelity® VIP Growth Portfolio	52,834	144,859	(92,025)
Fidelity® VIP Contrafund® Portfolio	258,563	1,045,843	(787,280)
Fidelity® VIP Mid Cap Portfolio	145,675	765,529	(619,854)
Fidelity® VIP Value Strategies Portfolio	6,509	77,204	(70,695)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	10,429	95,651	(85,222)
Fidelity® VIP Strategic Income Portfolio	38,399	15,337	23,062
Franklin Rising Dividends VIP Fund	919,100	3,922,545	(3,003,445)
Franklin Income VIP Fund	1,174,935	8,000,737	(6,825,802)
Franklin Large Cap Growth VIP Fund	366,311	1,305,433	(939,122)
Franklin Global Real Estate VIP Fund	9,227	38,442	(29,215)
Franklin Small-Mid Cap Growth VIP Fund	540,329	2,158,149	(1,617,820)
Franklin Small Cap Value VIP Fund	1,307,254	1,157,022	150,232
Franklin Strategic Income VIP Fund	765,390	4,124,864	(3,359,474)
Franklin Mutual Shares VIP Fund	677,009	5,729,807	(5,052,798)
Templeton Developing Markets VIP Fund	588,890	920,664	(331,774)
Templeton Foreign VIP Fund	1,255,946	3,617,991	(2,362,045)
Templeton Growth VIP Fund	621,975	3,062,708	(2,440,733)
Franklin Mutual Global Discovery VIP Fund	343,162	2,173,731	(1,830,569)
Franklin Flex Cap Growth VIP Fund	142,262	513,434	(371,172)
Templeton Global Bond VIP Fund	326,864	1,067,014	(740,150)
Hartford Balanced HLS Fund	214,902	294,039	(79,137)
Hartford Total Return Bond HLS Fund	2,126,570	7,185,181	(5,058,611)
Hartford Capital Appreciation HLS Fund	867,540	5,413,842	(4,546,302)
Hartford Dividend and Growth HLS Fund	540,834	3,798,460	(3,257,626)
Hartford Global Growth HLS Fund	57,224	125,645	(68,421)
Hartford Disciplined Equity HLS Fund	292,314	945,331	(653,017)
Hartford Growth Opportunities HLS Fund	373,944	1,600,377	(1,226,433)
Hartford High Yield HLS Fund	710,726	844,479	(133,753)
Hartford International Opportunities HLS Fund	388,359	818,377	(430,018)
Hartford Small/Mid Cap Equity HLS Fund	48,814	110,425	(61,611)
Hartford Ultrashort Bond HLS Fund	22,290,937	46,274,189	(23,983,252)
Hartford Small Company HLS Fund	72,039	205,784	(133,745)
Hartford SmallCap Growth HLS Fund	62,387	149,189	(86,802)
Hartford Stock HLS Fund	91,218	57,803	33,415
Hartford U.S. Government Securities HLS Fund	1,102,382	1,158,996	(56,614)
Hartford Value HLS Fund	52,999	243,913	(190,914)
Lord Abbett Fundamental Equity Fund	76,652	236,061	(159,409)
Lord Abbett Calibrated Dividend Growth Fund	215,499	204,241	11,258
Lord Abbett Bond Debenture Fund	278,052	549,765	(271,713)
Lord Abbett Growth and Income Fund	30,345	139,641	(109,296)
MFS® Growth Fund	967,902	2,372,597	(1,404,695)
MFS® Global Equity Fund	111,652	221,409	(109,757)
MFS® Investors Trust Fund	312,034	1,977,287	(1,665,253)
MFS® Mid Cap Growth Fund	366,652	1,645,778	(1,279,126)
MFS® New Discovery Fund	343,268	1,096,575	(753,307)
MFS® Total Return Fund	1,111,121	4,679,752	(3,568,631)
MFS® Value Fund	770,361	2,980,396	(2,210,035)
MFS® Total Return Bond Series	3,864,275	7,970,850	(4,106,575)
MFS® Research Fund	120,287	318,864	(198,577)
MFS® High Yield Portfolio	3,371,712	4,054,644	(682,932)
BlackRock Global Allocation V.I. Fund	10,175	73,488	(63,313)
BlackRock Global Opportunities V.I. Fund	89	2,609	(2,520)
BlackRock Large Cap Growth V.I. Fund	518	7,344	(6,826)
BlackRock Equity Dividend V.I. Fund	50,187	233,669	(183,482)
UIF Core Plus Fixed Income Portfolio	6,963	10,340	(3,377)
UIF Growth Portfolio	7,917	40,248	(32,331)
UIF Mid Cap Growth Portfolio	52,715	149,721	(97,006)
Invesco V.I. American Value Fund	67,069	162,928	(95,859)
Morgan Stanley Mid Cap Growth Portfolio	427	3,585	(3,158)
BlackRock Capital Appreciation V.I. Fund	63,807	134,423	(70,616)
Oppenheimer Capital Appreciation Fund/VA	19,633	62,798	(43,165)
Oppenheimer Global Fund/VA	53,245	278,783	(225,538)
Oppenheimer Main Street Fund®/VA	21,171	81,157	(59,986)
Oppenheimer Main Street Small Cap Fund/VA	32,403	214,895	(182,492)
Oppenheimer Equity Income Fund/VA	9,740	56,873	(47,133)
Putnam VT Diversified Income Fund	184,737	840,931	(656,194)
Putnam VT Global Asset Allocation Fund	6,593	24,192	(17,599)
Putnam VT Growth Opportunities Fund	764,174	24,164	740,010
Putnam VT International Value Fund	3,300	15,058	(11,758)
Putnam VT International Equity Fund	90,344	61,486	28,858
Putnam VT Investors Fund	122	2,004	(1,882)
Putnam VT Small Cap Value Fund	42,580	47,780	(5,200)
Putnam VT Equity Income Fund	8,628	16,122	(7,494)
PIMCO All Asset Fund	559	26,510	(25,951)
PIMCO StocksPLUS Global Portfolio	62,413	178,025	(115,612)
PIMCO Global Multi-Asset Managed Allocation Portfolio	907	9,488	(8,581)
Jennison 20/20 Focus Fund	5,088	10,358	(5,270)
Prudential Value Portfolio	—	144	(144)
Invesco V.I. Growth and Income Fund	68,224	341,515	(273,291)
Invesco V.I. Comstock Fund	427	18,549	(18,122)
Invesco V.I. American Franchise Fund	272,201	907,447	(635,246)
Invesco V.I. Mid Cap Growth Fund	95,518	386,930	(291,412)
Wells Fargo VT Index Asset Allocation Fund	5,346	4,890	456
Wells Fargo VT International Equity Fund	3,640	16,315	(12,675)
Wells Fargo VT Small Cap Growth Fund	26,991	160,298	(133,307)
Wells Fargo VT Discovery Fund	2,105	11,409	(9,304)
Wells Fargo VT Opportunity Fund	171	3,354	(3,183)
HIMCO VIT Index Fund	263,848	512,747	(248,899)
HIMCO VIT Portfolio Diversifier Fund	5,944,500	7,334,632	(1,390,132)
HIMCO VIT American Funds Asset Allocation Fund	140,438	541,183	(400,745)
HIMCO VIT American Funds Blue Chip Income and Growth Fund	306,945	603,011	(296,066)
HIMCO VIT American Funds Bond Fund	1,074,367	2,294,692	(1,220,325)
HIMCO VIT American Funds Global Bond Fund	237,083	244,355	(7,272)
HIMCO VIT American Funds Global Growth and Income Fund	57,458	580,841	(523,383)
HIMCO VIT American Funds Global Growth Fund	82,834	304,145	(221,311)
HIMCO VIT American Funds Global Small Capitalization Fund	231,347	656,258	(424,911)
HIMCO VIT American Funds Growth Fund	490,375	2,908,877	(2,418,502)
HIMCO VIT American Funds Growth-Income Fund	302,030	1,692,197	(1,390,167)
HIMCO VIT American Funds International Fund	923,028	2,521,547	(1,598,519)
HIMCO VIT American Funds New World Fund	125,312	390,556	(265,244)
MFS® Core Equity Portfolio	95,256	294,532	(199,276)
MFS® Massachusetts Investors Growth Stock Portfolio	429,572	720,939	(291,367)
MFS® Research International Portfolio	335,273	554,426	(219,153)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2017. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2017	320,096	$19.157140	to	$20.503245	$6,385,211	0.50%	to	1.50%	1.51%	to	1.51%	6.96%	to	8.03%
2016	377,878	$17.910544	to	$18.978389	$7,000,593	0.50%	to	1.50%	1.58%	to	1.60%	18.49%	to	19.68%
2015	487,884	$15.115798	to	$15.857703	$7,576,703	0.50%	to	1.50%	1.92%	to	1.95%	(5.45)%	to	(4.50)%
2014	584,586	$15.987670	to	$16.605429	$9,545,899	0.50%	to	1.50%	1.39%	to	1.40%	11.21%	to	12.33%
2013	619,188	$14.375578	to	$14.782510	$9,047,606	0.50%	to	1.50%	1.43%	to	1.48%	29.53%	to	30.83%
American Century VP Growth Fund
2017	96,302	$19.088573	to	$20.403866	$1,888,933	0.50%	to	1.50%	0.66%	to	0.68%	28.29%	to	29.58%
2016	133,564	$14.879553	to	$15.746759	$2,029,634	0.50%	to	1.50%	—%	to	—%	2.65%	to	3.68%
2015	155,353	$14.496026	to	$15.188202	$2,290,769	0.50%	to	1.50%	0.32%	to	0.33%	3.00%	to	4.03%
2014	169,941	$14.074451	to	$14.599722	$2,424,232	0.50%	to	1.50%	0.17%	to	0.37%	9.41%	to	10.51%
2013	196,903	$12.863366	to	$13.210714	$2,556,956	0.50%	to	1.50%	0.28%	to	0.32%	27.00%	to	28.28%
AB VPS Balanced Wealth Strategy Portfolio
2017	889,614	$18.929797	to	$21.039797	$13,609,388	0.50%	to	2.70%	1.75%	to	1.82%	12.54%	to	15.05%
2016	1,155,868	$16.819960	to	$18.288255	$15,497,279	0.50%	to	2.70%	1.74%	to	1.81%	1.66%	to	3.92%
2015	1,389,114	$16.545243	to	$17.598041	$18,074,476	0.50%	to	2.70%	—%	to	2.02%	(1.40)%	to	0.79%
2014	1,736,324	$11.822762	to	$17.460347	$22,659,750	0.50%	to	2.45%	2.38%	to	2.41%	4.52%	to	6.58%
2013	2,334,044	$11.311724	to	$16.383105	$28,819,016	0.50%	to	2.45%	2.24%	to	2.28%	13.46%	to	15.69%
AB VPS International Value Portfolio
2017	1,728,674	$15.572737	to	$16.752424	$15,503,500	0.50%	to	2.75%	1.95%	to	1.99%	21.70%	to	24.47%
2016	2,105,919	$12.795637	to	$13.458962	$15,267,094	0.50%	to	2.75%	1.06%	to	1.11%	(3.49)%	to	(1.29)%
2015	2,491,324	$13.258615	to	$13.635361	$18,382,324	0.50%	to	2.75%	2.36%	to	5.15%	(0.38)%	to	1.89%
2014	2,906,971	$13.308747	to	$13.382284	$21,068,829	0.50%	to	2.75%	3.10%	to	3.12%	(9.00)%	to	(6.93)%
2013	3,525,904	$14.508344	to	$14.624692	$27,426,593	0.30%	to	2.75%	1.97%	to	6.88%	19.40%	to	22.36%
AB VPS Small/Mid Cap Value Portfolio
2017	464,283	$33.331456	to	$35.155191	$11,506,064	0.30%	to	2.70%	—%	to	0.25%	9.84%	to	12.51%
2016	557,661	$30.344126	to	$31.245872	$12,301,333	0.30%	to	2.70%	0.02%	to	0.34%	21.47%	to	24.42%
2015	674,640	$24.980735	to	$25.113556	$11,933,197	0.30%	to	2.70%	0.48%	to	0.58%	(8.21)%	to	(5.98)%
2014	833,270	$26.709819	to	$27.131691	$15,900,649	0.30%	to	2.75%	0.46%	to	0.87%	5.99%	to	8.62%
2013	1,088,973	$24.590166	to	$25.597968	$19,124,217	0.30%	to	2.75%	0.46%	to	0.70%	33.91%	to	37.22%
AB VPS Value Portfolio
2017	51,329	$15.818629	to	$21.671796	$797,561	0.85%	to	2.70%	1.10%	to	1.14%	10.28%	to	12.33%
2016	67,213	$14.081756	to	$19.652261	$925,544	0.85%	to	2.70%	1.45%	to	1.50%	8.32%	to	10.35%
2015	78,879	$12.761312	to	$18.142012	$980,991	0.85%	to	2.70%	1.11%	to	1.91%	(9.64)%	to	(7.96)%
2014	112,141	$13.864322	to	$20.078487	$1,512,883	0.85%	to	2.70%	1.61%	to	1.62%	7.82%	to	9.84%
2013	161,907	$12.622670	to	$18.621528	$1,977,649	0.85%	to	2.70%	0.91%	to	2.05%	32.86%	to	35.34%
AB VPS International Growth Portfolio
2017	199,219	$10.515292	to	$17.371337	$2,061,180	0.85%	to	2.75%	0.86%	to	0.94%	30.99%	to	33.49%
2016	221,876	$7.876919	to	$13.262018	$1,732,037	0.85%	to	2.75%	—%	to	—%	(9.59)%	to	(7.86)%
2015	322,032	$8.548528	to	$14.669159	$2,784,610	0.85%	to	2.75%	0.06%	to	0.06%	(4.83)%	to	(3.00)%
2014	489,717	$8.813141	to	$15.413530	$4,321,026	0.85%	to	2.75%	—%	to	—%	(4.09)%	to	(2.25)%
2013	559,926	$9.015958	to	$16.070726	$5,064,207	0.85%	to	2.75%	0.71%	to	0.74%	10.25%	to	12.36%
Invesco V.I. Value Opportunities Fund
2017	23,082,014	$2.196079	to	$25.756336	$44,043,927	0.85%	to	2.80%	0.39%	to	0.41%	14.20%	to	16.44%
2016	26,629,348	$1.885957	to	$22.554491	$44,106,929	0.85%	to	2.80%	0.41%	to	0.42%	15.07%	to	17.33%
2015	30,460,735	$1.607345	to	$19.600856	$43,215,959	0.85%	to	2.80%	2.59%	to	3.46%	(12.88)%	to	(11.16)%
2014	35,937,749	$1.809334	to	$22.498793	$58,450,342	0.85%	to	2.80%	1.37%	to	1.37%	3.68%	to	5.72%
2013	45,017,287	$1.711493	to	$21.701118	$69,438,460	0.85%	to	2.80%	1.03%	to	1.36%	30.07%	to	32.62%
Invesco V.I. Core Equity Fund
2017	5,494,225	$20.789462	to	$23.263545	$105,124,912	0.50%	to	2.80%	0.75%	to	0.99%	10.05%	to	12.31%
2016	6,343,788	$18.890714	to	$21.026178	$109,177,236	0.30%	to	2.80%	—%	to	0.75%	7.22%	to	9.69%
2015	7,623,806	$17.618820	to	$19.168832	$121,117,852	0.30%	to	2.80%	0.92%	to	1.85%	(8.37)%	to	(6.28)%
2014	9,179,650	$19.228957	to	$20.454208	$157,357,446	0.30%	to	2.80%	—%	to	0.85%	5.16%	to	7.52%
2013	11,418,595	$18.285248	to	$18.852457	$184,316,927	0.50%	to	2.80%	1.19%	to	2.03%	25.68%	to	28.29%
Invesco V.I. Government Securities Fund
2017	144,660,796	$1.503200	to	$9.824279	$190,728,662	0.85%	to	2.80%	1.72%	to	2.11%	(0.86)%	to	1.09%
2016	163,643,197	$1.486940	to	$9.909381	$214,989,740	0.85%	to	2.80%	2.06%	to	2.21%	(1.57)%	to	0.37%
2015	183,026,680	$1.481433	to	$10.067115	$241,730,755	0.85%	to	2.80%	2.20%	to	2.21%	(2.43)%	to	(0.50)%
2014	216,206,302	$1.488940	to	$10.317394	$289,266,806	0.85%	to	2.80%	2.41%	to	2.95%	1.26%	to	3.26%
2013	266,997,691	$1.441994	to	$10.188828	$348,991,412	0.85%	to	2.80%	2.19%	to	4.11%	(5.31)%	to	(3.45)%
Invesco V.I. International Growth Fund
2017	28,899,429	$19.425716	to	$20.221611	$113,514,536	0.30%	to	2.80%	1.13%	to	1.44%	19.61%	to	22.36%
2016	34,630,228	$16.241116	to	$16.526576	$112,985,260	0.30%	to	2.80%	0.95%	to	1.39%	(3.20)%	to	(0.99)%
2015	39,754,892	$16.692558	to	$16.778451	$131,609,274	0.30%	to	2.80%	0.63%	to	1.81%	(5.04)%	to	(2.91)%
2014	46,542,910	$17.192346	to	$17.669116	$158,952,221	0.30%	to	2.80%	1.90%	to	3.62%	(2.44)%	to	(0.21)%
2013	57,768,530	$17.228480	to	$18.110799	$197,701,864	0.30%	to	2.80%	0.32%	to	1.79%	15.73%	to	18.36%
Invesco V.I. Mid Cap Core Equity Fund
2017	39,924,474	$20.685989	to	$22.762061	$110,933,838	0.50%	to	2.80%	0.31%	to	0.49%	11.75%	to	14.08%
2016	46,659,005	$18.511422	to	$20.254163	$114,750,629	0.30%	to	2.80%	—%	to	0.08%	10.30%	to	12.82%
2015	52,984,118	$16.782407	to	$17.952080	$116,893,551	0.30%	to	2.80%	—%	to	0.54%	(6.68)%	to	(4.57)%
2014	64,014,209	$17.983581	to	$18.605354	$149,442,498	0.50%	to	2.80%	—%	to	0.04%	1.55%	to	3.65%
2013	76,810,395	$17.708863	to	$17.950074	$174,545,433	0.50%	to	2.80%	0.53%	to	0.67%	25.26%	to	27.82%
Invesco V.I. Small Cap Equity Fund
2017	2,903,756	$24.335556	to	$27.508052	$69,706,636	0.30%	to	2.80%	—%	to	—%	10.91%	to	13.39%
2016	3,431,554	$21.942004	to	$24.260672	$73,362,150	0.30%	to	2.80%	—%	to	—%	8.97%	to	11.50%
2015	3,991,186	$20.135646	to	$21.757791	$77,353,213	0.30%	to	2.80%	—%	to	—%	(8.13)%	to	(6.02)%
2014	4,688,533	$21.917230	to	$23.152218	$97,889,375	0.30%	to	2.80%	—%	to	—%	(0.47)%	to	1.78%
2013	6,260,948	$22.019679	to	$22.747432	$130,204,555	0.30%	to	2.80%	—%	to	0.01%	33.68%	to	36.67%
Invesco V.I. Balanced Risk Allocation Fund
2017	766,620	$12.798882	to	$14.861220	$10,680,721	0.50%	to	2.70%	3.56%	to	3.80%	6.91%	to	9.28%
2016	915,712	$11.972025	to	$13.757138	$11,768,580	0.30%	to	2.70%	0.19%	to	0.19%	8.55%	to	11.18%
2015	1,022,773	$11.029509	to	$12.255624	$11,957,046	0.50%	to	2.70%	4.15%	to	4.15%	(6.95)%	to	(4.88)%
2014	1,176,690	$11.853050	to	$12.883948	$14,602,432	0.50%	to	2.70%	—%	to	—%	2.89%	to	5.18%
2013	1,570,723	$11.503600	to	$12.249085	$18,718,879	0.50%	to	2.75%	1.36%	to	1.50%	(1.33)%	to	0.91%
Invesco V.I. Diversified Dividend Fund
2017	14,792	$18.188913	to	$19.666272	$280,816	1.35%	to	2.50%	0.47%	to	1.37%	5.67%	to	6.89%
2016	16,894	$17.212579	to	$18.397906	$302,253	1.35%	to	2.50%	1.07%	to	1.15%	11.71%	to	13.00%
2015	14,746	$15.408296	to	$16.281129	$234,167	1.35%	to	2.50%	1.11%	to	1.43%	(0.70)%	to	0.45%
2014	19,121	$15.516592	to	$16.208073	$305,336	1.35%	to	2.50%	1.45%	to	1.56%	9.76%	to	11.03%
2013	20,367	$14.137224	to	$14.598406	$293,702	1.35%	to	2.50%	—%	to	2.32%	27.54%	to	29.01%
Invesco V.I. Government Money Market Fund
2017	12,073,673	$8.876326	to	$9.932618	$112,207,073	0.30%	to	2.75%	0.52%	to	0.59%	(2.16)%	to	0.26%
2016	14,056,046	$9.056470	to	$9.906673	$132,108,464	0.30%	to	2.80%	—%	to	0.08%	(2.67)%	to	(0.20)%
2015	16,822,793	$9.316811	to	$9.875737	$160,770,547	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
2014	13,973,329	$9.575557	to	$9.924169	$135,908,765	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
2013	12,785,917	$9.841269	to	$9.972607	$126,589,751	0.50%	to	2.75%	—%	to	0.01%	(1.59)%	to	(0.27)%
American Century VP Mid Cap Value Fund
2017	47,397	$20.869222	to	$22.362747	$1,030,394	0.50%	to	1.50%	1.31%	to	1.42%	9.81%	to	10.91%
2016	52,510	$19.005120	to	$20.402576	$1,033,246	0.30%	to	1.50%	0.68%	to	1.47%	20.89%	to	22.35%
2015	44,291	$15.720890	to	$16.675655	$716,584	0.30%	to	1.50%	1.49%	to	1.50%	(3.05)%	to	(1.87)%
2014	48,239	$16.214700	to	$16.994164	$801,413	0.30%	to	1.50%	1.01%	to	1.05%	14.51%	to	15.89%
2013	29,575	$14.160257	to	$14.664038	$424,726	0.30%	to	1.50%	0.84%	to	1.18%	27.97%	to	29.51%
American Funds Global Bond Fund
2017	6,241,749	$9.998043	to	$11.063204	$76,527,683	0.50%	to	2.80%	0.36%	to	0.64%	(0.02)%	to	3.90%
2016	6,012,338	$10.647519	to	$11.578507	$72,264,696	0.65%	to	2.80%	0.53%	to	0.55%	(0.12)%	to	2.05%
2015	6,995,613	$10.660491	to	$11.346048	$83,353,312	0.65%	to	2.80%	0.05%	to	0.05%	(6.72)%	to	(4.69)%
2014	9,116,977	$11.427881	to	$11.903991	$115,218,960	0.65%	to	2.80%	1.20%	to	1.21%	(1.41)%	to	0.73%
2013	11,290,616	$11.591365	to	$11.817451	$143,324,592	0.65%	to	2.80%	—%	to	—%	(5.27)%	to	(3.21)%
American Funds Global Growth and Income Fund
2017	12,007,007	$10.679784	to	$24.762218	$200,823,377	0.30%	to	2.80%	1.83%	to	2.07%	6.80%	to	22.59%
2016	11,176,644	$20.199758	to	$20.631414	$164,500,263	0.65%	to	2.80%	1.75%	to	1.87%	4.38%	to	6.65%
2015	13,110,986	$19.344990	to	$19.351769	$182,895,707	0.65%	to	2.80%	1.33%	to	1.92%	(4.07)%	to	(1.98)%
2014	15,798,685	$19.735829	to	$20.172002	$226,969,193	0.65%	to	2.80%	3.07%	to	3.79%	2.72%	to	4.96%
2013	19,831,073	$18.804035	to	$19.637414	$274,040,478	0.65%	to	2.80%	3.32%	to	3.71%	19.15%	to	21.74%
American Funds Asset Allocation Fund
2017	29,622,457	$10.478833	to	$22.039431	$646,846,987	0.30%	to	2.80%	1.06%	to	1.49%	4.79%	to	13.02%
2016	30,714,165	$19.500036	to	$21.401229	$615,841,369	0.65%	to	2.80%	1.63%	to	1.63%	6.39%	to	8.70%
2015	35,447,211	$18.328943	to	$19.688160	$662,185,767	0.65%	to	2.80%	1.51%	to	1.63%	(1.40)%	to	0.74%
2014	42,163,505	$18.589341	to	$19.543111	$791,683,183	0.65%	to	2.80%	1.44%	to	2.30%	2.49%	to	4.71%
2013	51,319,943	$18.138530	to	$18.663515	$931,691,583	0.65%	to	2.80%	1.45%	to	1.51%	20.28%	to	22.89%
American Funds Blue Chip Income and Growth Fund
2017	192,383,937	$10.915463	to	$27.019907	$444,164,415	0.50%	to	2.80%	1.53%	to	2.32%	9.15%	to	13.81%
2016	223,989,200	$23.741193	to	$26.532294	$424,290,310	0.65%	to	2.80%	1.90%	to	2.14%	15.42%	to	17.93%
2015	254,241,673	$20.568725	to	$22.498131	$412,227,632	0.65%	to	2.80%	1.84%	to	1.85%	(5.61)%	to	(3.56)%
2014	309,368,792	$21.791408	to	$23.328378	$524,639,657	0.65%	to	2.80%	2.68%	to	2.97%	12.18%	to	14.61%
2013	364,941,508	$19.426118	to	$20.354035	$545,529,305	0.65%	to	2.80%	1.87%	to	1.93%	29.33%	to	32.14%
American Funds Bond Fund
2017	45,395,249	$10.029764	to	$11.881812	$655,757,093	0.50%	to	2.80%	1.43%	to	2.12%	0.30%	to	0.80%
2016	37,622,843	$11.787218	to	$12.807547	$581,920,132	0.65%	to	2.80%	1.61%	to	1.82%	0.10%	to	2.28%
2015	41,707,585	$11.775228	to	$12.522379	$636,445,614	0.65%	to	2.80%	1.53%	to	1.70%	(2.49)%	to	(0.38)%
2014	49,995,861	$12.076501	to	$12.569562	$772,885,175	0.65%	to	2.80%	1.78%	to	2.50%	2.37%	to	4.60%
2013	62,429,269	$11.796759	to	$12.017256	$932,642,581	0.65%	to	2.80%	1.84%	to	2.05%	(4.86)%	to	(2.79)%
American Funds Global Growth Fund
2017	9,919,412	$10.690165	to	$27.374033	$241,148,675	0.50%	to	2.80%	0.48%	to	0.72%	6.90%	to	27.84%
2016	9,645,931	$21.095554	to	$21.412322	$199,082,119	0.65%	to	2.80%	0.89%	to	0.98%	(2.16)%	to	(0.03)%
2015	11,697,171	$21.102098	to	$21.884394	$243,330,240	0.65%	to	2.80%	0.98%	to	1.00%	3.98%	to	6.24%
2014	13,099,940	$19.861896	to	$21.045920	$261,257,937	0.65%	to	2.80%	1.05%	to	1.14%	(0.51)%	to	1.65%
2013	16,325,784	$19.539432	to	$21.154257	$325,981,493	0.65%	to	2.80%	1.24%	to	1.26%	25.61%	to	28.34%
American Funds Growth Fund
2017	70,312,303	$10.726522	to	$31.745880	$1,490,487,512	0.30%	to	2.80%	0.35%	to	0.49%	7.27%	to	24.75%
2016	62,485,415	$25.447295	to	$26.005317	$1,217,435,416	0.65%	to	2.80%	0.73%	to	0.80%	6.47%	to	8.78%
2015	74,103,321	$23.902017	to	$23.906739	$1,343,454,104	0.65%	to	2.80%	0.58%	to	0.61%	3.91%	to	6.17%
2014	88,681,039	$22.518307	to	$23.003194	$1,533,269,584	0.65%	to	2.80%	0.72%	to	0.87%	5.51%	to	7.81%
2013	110,847,056	$20.887799	to	$21.801334	$1,806,018,975	0.65%	to	2.80%	0.97%	to	1.03%	26.51%	to	29.26%
American Funds Growth-Income Fund
2017	59,038,124	$10.832443	to	$27.525937	$1,396,827,005	0.30%	to	2.80%	1.03%	to	1.44%	8.32%	to	19.00%
2016	57,283,146	$23.130093	to	$24.880536	$1,249,416,840	0.65%	to	2.80%	1.44%	to	1.56%	8.44%	to	10.80%
2015	67,483,085	$21.329406	to	$22.455693	$1,343,073,267	0.65%	to	2.80%	1.29%	to	1.31%	(1.35)%	to	0.80%
2014	81,385,307	$21.620632	to	$22.278013	$1,624,836,107	0.65%	to	2.80%	1.22%	to	1.60%	7.58%	to	9.92%
2013	103,037,858	$20.097293	to	$20.267894	$1,894,684,591	0.65%	to	2.80%	1.34%	to	1.60%	29.82%	to	32.64%
American Funds International Fund
2017	26,072,803	$10.720462	to	$20.126051	$419,068,069	0.30%	to	2.80%	1.12%	to	1.31%	7.20%	to	28.50%
2016	19,010,254	$15.062261	to	$15.662360	$284,007,792	0.65%	to	2.80%	1.24%	to	1.25%	0.67%	to	2.86%
2015	21,936,590	$14.643275	to	$15.557561	$322,137,950	0.65%	to	2.80%	1.22%	to	1.46%	(7.16)%	to	(5.14)%
2014	25,478,826	$15.437469	to	$16.758016	$399,232,673	0.65%	to	2.80%	1.26%	to	1.79%	(5.34)%	to	(3.28)%
2013	30,923,542	$15.961598	to	$17.703704	$508,181,057	0.65%	to	2.80%	1.34%	to	1.43%	18.28%	to	20.85%
American Funds New World Fund
2017	5,096,826	$10.879165	to	$19.733185	$130,777,921	0.30%	to	2.80%	0.77%	to	0.86%	8.79%	to	25.87%
2016	4,048,215	$14.854052	to	$15.677068	$100,940,043	0.65%	to	2.80%	0.74%	to	0.88%	2.35%	to	4.58%
2015	4,720,908	$14.204159	to	$15.316919	$113,909,236	0.65%	to	2.80%	0.51%	to	0.57%	(5.82)%	to	(3.77)%
2014	5,700,776	$14.760859	to	$16.263423	$144,818,397	0.65%	to	2.80%	0.89%	to	1.64%	(10.42)%	to	(8.47)%
2013	7,057,351	$16.126396	to	$18.154383	$198,682,325	0.65%	to	2.80%	1.06%	to	1.40%	8.30%	to	10.66%
American Funds Global Small Capitalization Fund
2017	7,574,123	$10.901655	to	$26.205876	$159,244,824	0.30%	to	2.80%	0.03%	to	0.43%	9.02%	to	22.42%
2016	5,746,511	$18.971796	to	$21.406541	$123,282,848	0.65%	to	2.80%	0.23%	to	0.25%	(0.72)%	to	1.44%
2015	6,952,345	$18.703056	to	$21.561959	$148,360,655	0.65%	to	2.80%	—%	to	—%	(2.50)%	to	(0.38)%
2014	8,231,966	$18.775047	to	$22.115696	$178,438,387	0.65%	to	2.80%	0.12%	to	0.14%	(0.70)%	to	1.46%
2013	10,358,695	$18.504640	to	$22.271086	$224,224,571	0.65%	to	2.80%	0.61%	to	0.86%	24.74%	to	27.45%
Wells Fargo VT Omega Growth Fund
2017	39,818	$23.862098	to	$25.996768	$977,174	1.35%	to	2.50%	0.01%	to	0.01%	31.28%	to	32.79%
2016	36,279	$18.176955	to	$19.576908	$679,238	1.35%	to	2.50%	—%	to	—%	(1.96)%	to	(0.83)%
2015	45,278	$18.541240	to	$19.740818	$862,511	1.35%	to	2.50%	—%	to	—%	(1.16)%	to	(0.01)%
2014	49,932	$18.758542	to	$19.743762	$957,060	1.35%	to	2.50%	—%	to	—%	1.30%	to	2.47%
2013	70,368	$18.517769	to	$19.267475	$1,328,236	1.35%	to	2.50%	0.11%	to	0.13%	36.43%	to	38.01%
Fidelity® VIP Growth Portfolio
2017	332,885	$21.607217	to	$31.186229	$7,127,386	0.85%	to	2.75%	0.01%	to	0.09%	31.16%	to	33.68%
2016	304,106	$16.163987	to	$23.776883	$4,807,498	0.85%	to	2.75%	—%	to	—%	(2.18)%	to	(0.30)%
2015	396,131	$16.212806	to	$24.306204	$6,307,600	0.85%	to	2.75%	0.01%	to	0.03%	4.00%	to	6.00%
2014	464,276	$15.295179	to	$23.441676	$6,963,451	0.85%	to	2.70%	—%	to	—%	8.06%	to	10.07%
2013	451,696	$13.895443	to	$21.694064	$6,152,984	0.85%	to	2.70%	0.04%	to	0.05%	32.38%	to	34.85%
Fidelity® VIP Contrafund® Portfolio
2017	2,833,361	$27.420725	to	$30.862825	$61,032,652	0.30%	to	2.75%	0.49%	to	0.78%	18.29%	to	21.22%
2016	3,446,886	$23.180801	to	$25.459673	$61,582,760	0.30%	to	2.75%	—%	to	0.63%	4.81%	to	7.41%
2015	4,234,166	$22.117416	to	$23.703842	$71,037,540	0.30%	to	2.75%	0.72%	to	1.08%	(2.31)%	to	0.11%
2014	5,104,483	$22.640127	to	$23.676669	$85,715,982	0.30%	to	2.75%	0.76%	to	1.00%	8.63%	to	11.32%
2013	6,202,099	$20.842283	to	$21.078399	$93,638,207	0.50%	to	2.75%	0.81%	to	0.83%	27.40%	to	30.30%
Fidelity® VIP Mid Cap Portfolio
2017	2,170,961	$28.744400	to	$29.903032	$45,581,416	0.30%	to	2.75%	0.37%	to	0.48%	17.27%	to	20.18%
2016	2,617,830	$24.511615	to	$24.882901	$46,084,251	0.30%	to	2.75%	0.32%	to	0.33%	8.89%	to	11.59%
2015	3,237,684	$22.298947	to	$22.510998	$51,691,751	0.30%	to	2.75%	0.23%	to	0.30%	(4.30)%	to	(1.92)%
2014	3,896,587	$22.736200	to	$23.521879	$63,830,530	0.30%	to	2.75%	0.01%	to	0.02%	3.16%	to	5.71%
2013	4,998,451	$21.507218	to	$22.802430	$77,806,071	0.30%	to	2.75%	0.13%	to	0.28%	32.19%	to	35.46%
Fidelity® VIP Value Strategies Portfolio
2017	100,333	$19.933332	to	$33.760175	$2,017,527	0.85%	to	2.70%	0.62%	to	1.27%	15.91%	to	18.08%
2016	133,462	$16.881624	to	$29.125133	$2,288,094	0.85%	to	2.70%	0.91%	to	0.97%	6.36%	to	8.35%
2015	204,157	$15.581038	to	$27.383313	$3,176,777	0.85%	to	2.70%	0.82%	to	0.90%	(5.77)%	to	(4.01)%
2014	283,720	$16.231901	to	$29.060046	$4,574,058	0.85%	to	2.70%	0.50%	to	0.80%	3.68%	to	5.61%
2013	369,920	$13.998426	to	$15.369434	$5,633,750	0.85%	to	2.45%	0.65%	to	0.73%	27.03%	to	29.08%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2017	115,614	$22.432813	to	$30.876583	$2,518,380	0.75%	to	2.70%	0.29%	to	0.77%	20.21%	to	22.58%
2016	148,903	$18.300731	to	$25.684843	$2,632,250	0.75%	to	2.70%	0.73%	to	0.74%	(0.08)%	to	1.89%
2015	234,125	$17.960896	to	$25.704296	$4,032,502	0.75%	to	2.70%	0.59%	to	0.60%	(1.67)%	to	0.27%
2014	247,751	$17.912598	to	$26.140092	$4,284,335	0.75%	to	2.70%	0.03%	to	0.22%	7.71%	to	9.83%
2013	227,580	$16.308992	to	$24.268557	$3,598,618	0.75%	to	2.70%	0.09%	to	0.12%	34.57%	to	37.22%
Fidelity® VIP Strategic Income Portfolio
2017	122,694	$12.204593	to	$16.292343	$1,766,495	0.30%	to	1.50%	2.99%	to	3.00%	5.94%	to	7.22%
2016	107,284	$11.519829	to	$14.968580	$1,422,291	0.50%	to	1.50%	3.38%	to	8.18%	6.41%	to	7.48%
2015	84,222	$10.825956	to	$13.927036	$1,080,696	0.50%	to	1.50%	2.43%	to	2.56%	(3.40)%	to	(2.42)%
2014	102,544	$11.206529	to	$14.273150	$1,332,036	0.50%	to	1.50%	2.76%	to	2.87%	1.83%	to	2.86%
2013	95,919	$11.004604	to	$14.002020	$1,233,705	0.30%	to	1.50%	0.10%	to	3.66%	(1.45)%	to	(0.27)%
Franklin Rising Dividends VIP Fund
2017	14,009,676	$25.807302	to	$31.095051	$399,111,952	0.30%	to	2.80%	1.33%	to	1.61%	17.23%	to	20.04%
2016	16,623,896	$22.014024	to	$25.903195	$399,706,589	0.30%	to	2.80%	0.85%	to	1.01%	12.84%	to	15.59%
2015	19,627,341	$19.509293	to	$22.410058	$414,023,269	0.30%	to	2.80%	1.44%	to	1.47%	(6.31)%	to	(4.04)%
2014	23,625,692	$20.822970	to	$23.353392	$526,505,475	0.30%	to	2.80%	1.26%	to	1.38%	5.72%	to	8.29%
2013	29,710,602	$19.696171	to	$21.565145	$621,186,179	0.30%	to	2.80%	1.20%	to	1.78%	26.11%	to	29.19%
Franklin Income VIP Fund
2017	28,538,059	$20.285231	to	$20.895917	$606,827,557	0.30%	to	2.80%	4.21%	to	8.01%	6.65%	to	9.22%
2016	33,949,625	$19.021188	to	$19.131689	$669,321,675	0.30%	to	2.80%	4.34%	to	10.13%	10.88%	to	13.53%
2015	40,775,427	$16.851996	to	$17.155407	$716,791,811	0.30%	to	2.80%	4.43%	to	4.60%	(9.62)%	to	(7.42)%
2014	50,807,294	$18.203398	to	$18.981745	$979,864,434	0.30%	to	2.80%	3.04%	to	4.69%	1.73%	to	4.21%
2013	63,847,445	$17.468133	to	$18.659483	$1,196,794,237	0.30%	to	2.80%	2.32%	to	4.85%	10.80%	to	13.51%
Franklin Large Cap Growth VIP Fund
2017	2,939,730	$23.759455	to	$24.293354	$60,185,340	0.85%	to	2.80%	0.46%	to	0.61%	24.57%	to	27.02%
2016	3,376,113	$18.704876	to	$19.501475	$55,050,262	0.85%	to	2.80%	—%	to	—%	(4.50)%	to	(2.62)%
2015	4,315,235	$19.208827	to	$20.421344	$72,753,062	0.85%	to	2.80%	0.27%	to	0.27%	2.71%	to	4.73%
2014	4,992,901	$18.341304	to	$19.883080	$81,345,950	0.85%	to	2.80%	1.05%	to	1.08%	9.36%	to	11.51%
2013	5,765,894	$16.448279	to	$18.182031	$85,241,546	0.85%	to	2.80%	1.11%	to	1.12%	25.08%	to	27.55%
Franklin Global Real Estate VIP Fund
2017	208,226	$18.591557	to	$31.517252	$4,998,111	0.95%	to	2.80%	3.01%	to	3.18%	7.42%	to	9.43%
2016	240,880	$17.306622	to	$28.801366	$5,290,790	0.95%	to	2.80%	—%	to	1.17%	(2.23)%	to	(0.41)%
2015	270,095	$17.701964	to	$28.919703	$6,008,852	0.95%	to	2.80%	3.12%	to	3.18%	(2.21)%	to	(0.38)%
2014	329,570	$18.101196	to	$29.029698	$7,397,583	0.95%	to	2.80%	0.45%	to	0.46%	11.84%	to	13.92%
2013	377,266	$16.185507	to	$25.481823	$7,469,531	0.95%	to	2.80%	4.49%	to	4.54%	(0.51)%	to	1.35%
Franklin Small-Mid Cap Growth VIP Fund
2017	7,468,122	$27.599807	to	$29.834508	$137,382,495	0.30%	to	2.80%	—%	to	—%	18.05%	to	20.94%
2016	8,821,024	$23.380067	to	$24.668667	$136,352,797	0.30%	to	2.80%	—%	to	—%	1.29%	to	3.72%
2015	10,438,844	$23.081525	to	$23.783036	$157,452,312	0.30%	to	2.80%	—%	to	—%	(5.35)%	to	(3.06)%
2014	12,376,717	$24.385128	to	$24.533967	$196,223,167	0.30%	to	2.80%	—%	to	—%	4.50%	to	7.07%
2013	15,807,750	$22.914198	to	$23.334129	$238,352,339	0.30%	to	2.80%	—%	to	—%	34.34%	to	37.58%
Franklin Small Cap Value VIP Fund
2017	3,080,722	$28.621801	to	$32.012289	$58,630,176	0.30%	to	2.75%	0.04%	to	0.67%	7.65%	to	10.23%
2016	3,800,291	$26.587670	to	$29.040831	$66,275,531	0.30%	to	2.75%	0.46%	to	0.66%	26.66%	to	29.73%
2015	3,650,059	$20.991766	to	$22.385491	$50,212,815	0.30%	to	2.75%	0.09%	to	0.89%	(9.90)%	to	(7.80)%
2014	4,294,345	$23.298291	to	$24.278304	$64,712,254	0.30%	to	2.75%	0.08%	to	0.74%	(2.16)%	to	0.18%
2013	5,683,963	$23.812141	to	$24.235365	$86,274,032	0.30%	to	2.75%	0.59%	to	1.09%	32.54%	to	35.72%
Franklin Strategic Income VIP Fund
2017	14,549,002	$15.357547	to	$15.805359	$277,263,838	0.30%	to	2.80%	2.69%	to	3.09%	1.85%	to	4.15%
2016	16,575,714	$15.079310	to	$15.175713	$307,649,697	0.30%	to	2.80%	3.21%	to	3.21%	5.26%	to	7.54%
2015	19,935,188	$14.111690	to	$14.325250	$347,847,567	0.30%	to	2.80%	6.11%	to	6.59%	(6.28)%	to	(4.26)%
2014	24,233,651	$14.740091	to	$15.285334	$449,783,789	0.30%	to	2.80%	5.54%	to	5.71%	(0.70)%	to	1.45%
2013	29,798,024	$14.529719	to	$15.392925	$552,057,488	0.30%	to	2.80%	5.68%	to	5.76%	0.66%	to	2.86%
Franklin Mutual Shares VIP Fund
2017	22,437,624	$20.882885	to	$24.016641	$498,668,499	0.30%	to	2.80%	1.60%	to	2.17%	5.36%	to	7.93%
2016	26,236,946	$19.821188	to	$22.252692	$546,352,159	0.30%	to	2.80%	2.10%	to	3.48%	12.85%	to	15.59%
2015	31,289,744	$17.563602	to	$19.250716	$569,611,868	0.30%	to	2.80%	2.83%	to	3.05%	(7.56)%	to	(5.33)%
2014	37,084,769	$19.000464	to	$20.335484	$722,392,206	0.30%	to	2.80%	1.32%	to	2.02%	4.16%	to	6.72%
2013	46,988,463	$18.240897	to	$19.054677	$866,111,651	0.30%	to	2.80%	2.37%	to	2.42%	24.72%	to	27.67%
Templeton Developing Markets VIP Fund
2017	2,409,893	$10.988310	to	$19.226779	$54,805,799	0.75%	to	2.80%	0.82%	to	0.83%	36.77%	to	39.26%
2016	2,745,982	$7.890648	to	$14.057444	$44,835,464	0.75%	to	2.80%	0.64%	to	1.08%	14.54%	to	16.44%
2015	3,077,756	$6.776297	to	$12.272687	$42,699,194	0.75%	to	2.80%	1.80%	to	2.47%	(21.65)%	to	(20.30)%
2014	3,719,348	$8.502407	to	$15.711905	$64,426,917	0.75%	to	2.75%	1.27%	to	1.77%	(10.58)%	to	(9.17)%
2013	4,628,423	$9.360340	to	$17.571473	$88,623,337	0.75%	to	2.75%	1.48%	to	2.07%	(3.43)%	to	(1.81)%
Templeton Foreign VIP Fund
2017	12,756,762	$16.682072	to	$17.761339	$187,462,676	0.30%	to	2.80%	1.03%	to	2.82%	13.47%	to	16.27%
2016	14,926,905	$14.701483	to	$15.275854	$190,816,473	0.30%	to	2.80%	1.63%	to	1.95%	4.22%	to	6.77%
2015	17,288,950	$14.106765	to	$14.307226	$209,657,204	0.30%	to	2.80%	2.09%	to	3.24%	(9.08)%	to	(6.93)%
2014	19,516,625	$15.372277	to	$15.514908	$257,467,042	0.30%	to	2.80%	1.45%	to	1.71%	(13.59)%	to	(11.49)%
2013	22,822,236	$17.367091	to	$17.954390	$344,232,677	0.30%	to	2.80%	2.10%	to	2.18%	19.58%	to	22.49%
Templeton Growth VIP Fund
2017	10,606,309	$20.215726	to	$22.065681	$189,772,954	0.50%	to	2.80%	1.45%	to	1.61%	15.23%	to	17.79%
2016	12,771,580	$17.543805	to	$18.733633	$195,538,651	0.50%	to	2.80%	1.54%	to	1.91%	6.59%	to	8.92%
2015	15,212,313	$16.458720	to	$17.199491	$216,171,880	0.50%	to	2.80%	2.39%	to	2.67%	(9.07)%	to	(7.01)%
2014	18,432,369	$18.100487	to	$18.496229	$284,644,288	0.50%	to	2.80%	1.24%	to	1.34%	(5.50)%	to	(3.37)%
2013	23,123,937	$19.140368	to	$19.153890	$374,312,587	0.50%	to	2.80%	2.62%	to	2.63%	27.21%	to	29.99%
Franklin Mutual Global Discovery VIP Fund
2017	7,598,510	$18.963990	to	$21.424104	$210,755,251	0.30%	to	2.80%	—%	to	2.03%	5.60%	to	8.18%
2016	8,749,935	$17.958351	to	$19.804647	$227,709,995	0.30%	to	2.80%	0.02%	to	1.63%	9.08%	to	11.68%
2015	10,580,504	$16.463719	to	$17.732712	$249,448,913	0.30%	to	2.80%	2.61%	to	2.78%	(6.31)%	to	(4.03)%
2014	12,507,613	$17.572790	to	$18.477426	$311,837,827	0.30%	to	2.80%	1.57%	to	2.37%	2.79%	to	5.28%
2013	15,452,593	$17.095911	to	$17.550648	$370,297,414	0.30%	to	2.80%	1.79%	to	2.25%	24.09%	to	27.14%
Franklin Flex Cap Growth VIP Fund
2017	1,155,409	$23.630633	to	$26.977144	$22,759,157	0.30%	to	2.75%	—%	to	—%	23.50%	to	26.41%
2016	1,418,488	$19.134239	to	$21.023945	$22,402,487	0.50%	to	2.75%	—%	to	—%	(5.52)%	to	(3.47)%
2015	1,789,660	$20.252735	to	$21.778839	$29,564,063	0.50%	to	2.75%	—%	to	—%	1.53%	to	3.80%
2014	2,190,538	$19.946646	to	$20.982180	$35,257,492	0.50%	to	2.75%	—%	to	—%	3.23%	to	5.45%
2013	2,644,159	$19.323070	to	$20.077906	$40,741,967	0.30%	to	2.75%	—%	to	—%	33.76%	to	36.86%
Templeton Global Bond VIP Fund
2017	3,470,775	$13.258132	to	$14.473838	$47,195,841	0.30%	to	2.75%	—%	to	—%	(1.00)%	to	1.46%
2016	3,978,351	$13.391947	to	$14.266090	$53,896,474	0.30%	to	2.75%	—%	to	—%	0.08%	to	2.56%
2015	4,718,501	$13.381345	to	$13.909852	$62,842,788	0.30%	to	2.75%	7.45%	to	9.62%	(6.99)%	to	(4.68)%
2014	5,510,026	$14.386281	to	$14.592335	$77,872,315	0.30%	to	2.75%	5.06%	to	5.06%	(1.07)%	to	1.39%
2013	6,466,974	$14.392405	to	$14.541172	$91,465,010	0.30%	to	2.75%	3.55%	to	4.69%	(1.22)%	to	1.23%
Hartford Balanced HLS Fund
2017	1,009,281	$18.463892	to	$22.018140	$17,409,773	0.75%	to	2.75%	2.08%	to	2.41%	12.46%	to	14.73%
2016	986,472	$16.093710	to	$19.579225	$14,912,187	0.75%	to	2.75%	2.74%	to	2.83%	3.16%	to	5.24%
2015	1,065,609	$15.291803	to	$19.046884	$15,451,065	0.75%	to	2.70%	1.90%	to	3.63%	(2.49)%	to	(0.57)%
2014	1,294,832	$15.379592	to	$19.533503	$19,029,607	0.75%	to	2.70%	1.81%	to	1.83%	6.87%	to	8.97%
2013	1,512,772	$14.113578	to	$18.278484	$20,632,562	0.75%	to	2.70%	1.56%	to	1.58%	17.96%	to	20.28%

Hartford Total Return Bond HLS Fund
2017	32,000,872	$12.993794	to	$14.783073	$415,178,451	0.30%	to	2.75%	2.48%	to	3.07%	2.31%	to	4.84%
2016	34,316,558	$12.700874	to	$14.100157	$428,905,117	0.30%	to	2.75%	2.54%	to	2.60%	1.66%	to	4.18%
2015	39,375,169	$12.493519	to	$13.534310	$477,127,747	0.30%	to	2.75%	2.64%	to	3.28%	(3.28)%	to	(0.88)%
2014	46,292,016	$12.917758	to	$13.655147	$571,968,762	0.30%	to	2.75%	2.68%	to	3.31%	3.02%	to	5.57%
2013	62,030,472	$12.539611	to	$12.934646	$733,978,421	0.30%	to	2.75%	3.60%	to	5.26%	(4.04)%	to	(1.66)%
Hartford Capital Appreciation HLS Fund
2017	19,295,231	$28.173404	to	$29.179248	$360,299,836	0.30%	to	2.75%	0.73%	to	1.18%	18.83%	to	21.77%

2016	23,607,077	$23.709489	to	$23.962093	$365,083,148	0.30%	to	2.75%	1.14%	to	1.17%	2.66%	to	5.21%
2015	28,153,379	$22.776496	to	$23.095343	$417,093,368	0.30%	to	2.75%	0.93%	to	0.99%	(1.72)%	to	0.71%
2014	34,264,581	$22.614953	to	$23.500457	$507,446,086	0.30%	to	2.75%	0.78%	to	0.89%	4.40%	to	6.99%
2013	45,789,660	$21.138320	to	$22.510948	$636,714,458	0.30%	to	2.75%	0.36%	to	0.97%	35.31%	to	38.66%
Hartford Dividend and Growth HLS Fund
2017	13,309,362	$26.258956	to	$30.881557	$282,222,360	0.30%	to	2.75%	0.92%	to	2.20%	15.15%	to	18.00%
2016	16,093,679	$22.804408	to	$26.170193	$291,705,438	0.30%	to	2.75%	1.57%	to	2.05%	11.77%	to	14.54%
2015	19,351,305	$20.402947	to	$22.847762	$308,876,581	0.30%	to	2.75%	1.47%	to	1.64%	(3.84)%	to	(1.45)%
2014	23,221,375	$21.217438	to	$23.184705	$379,363,203	0.30%	to	2.75%	1.04%	to	2.38%	9.90%	to	12.62%
2013	32,101,247	$19.306809	to	$20.586382	$469,218,428	0.30%	to	2.75%	1.42%	to	1.74%	28.35%	to	31.53%
Hartford Global Growth HLS Fund
2017	266,440	$28.819467	to	$31.257445	$5,185,145	0.30%	to	2.75%	—%	to	0.50%	29.13%	to	32.33%
2016	262,329	$11.870966	to	$22.318351	$3,856,725	0.30%	to	2.75%	—%	to	0.68%	(0.81)%	to	1.41%
2015	330,750	$11.706080	to	$22.501304	$4,709,379	0.30%	to	2.75%	—%	to	0.29%	5.11%	to	7.44%
2014	260,942	$10.895575	to	$21.473127	$3,554,428	0.30%	to	2.70%	—%	to	0.56%	3.94%	to	8.96%
2013	228,334	$20.081546	to	$20.658365	$3,033,315	0.50%	to	2.70%	0.21%	to	0.65%	32.67%	to	35.62%
Hartford Disciplined Equity HLS Fund
2017	3,055,760	$30.153710	to	$34.465864	$70,287,111	0.30%	to	2.75%	0.87%	to	0.92%	18.61%	to	21.55%
2016	3,658,924	$25.422223	to	$28.354952	$69,893,555	0.30%	to	2.75%	0.92%	to	0.98%	2.89%	to	5.44%
2015	4,311,941	$24.707800	to	$26.891203	$78,922,730	0.30%	to	2.75%	0.76%	to	1.20%	3.94%	to	6.51%
2014	5,401,238	$23.771907	to	$25.246540	$93,748,052	0.30%	to	2.75%	0.39%	to	1.38%	13.03%	to	15.83%
2013	7,766,959	$21.031419	to	$21.795609	$116,872,515	0.30%	to	2.75%	0.29%	to	1.10%	32.14%	to	35.41%
Hartford Growth Opportunities HLS Fund
2017	4,719,521	$32.576607	to	$37.095472	$105,474,239	0.30%	to	2.75%	—%	to	—%	26.91%	to	30.06%
2016	6,005,130	$25.668615	to	$28.522519	$103,653,883	0.30%	to	2.75%	0.43%	to	0.44%	(3.19)%	to	(0.79)%
2015	7,231,563	$26.514567	to	$28.749309	$127,043,781	0.30%	to	2.75%	0.13%	to	0.14%	8.71%	to	11.40%
2014	9,265,589	$24.391204	to	$25.807052	$147,044,785	0.30%	to	2.75%	0.19%	to	0.29%	11.05%	to	13.80%
2013	11,514,449	$21.964512	to	$22.677114	$159,748,073	0.30%	to	2.75%	0.01%	to	0.01%	32.06%	to	35.34%
Hartford High Yield HLS Fund
2017	1,518,613	$21.525513	to	$21.775628	$27,273,539	0.30%	to	2.75%	5.18%	to	6.35%	4.69%	to	7.28%
2016	1,784,247	$20.064318	to	$20.800753	$30,002,601	0.30%	to	2.75%	6.07%	to	6.18%	11.15%	to	13.91%
2015	1,918,000	$17.614511	to	$18.713796	$29,061,362	0.30%	to	2.75%	3.76%	to	7.66%	(6.90)%	to	(4.59)%
2014	2,411,993	$18.462129	to	$20.101003	$38,582,200	0.30%	to	2.75%	6.58%	to	9.09%	(0.20)%	to	2.27%
2013	3,095,589	$18.052194	to	$20.142133	$48,924,260	0.30%	to	2.75%	7.19%	to	8.49%	3.54%	to	6.11%
Hartford International Opportunities HLS Fund
2017	2,335,203	$19.912101	to	$21.551337	$32,179,511	0.30%	to	2.75%	1.38%	to	1.45%	21.86%	to	24.88%
2016	2,809,239	$16.340564	to	$17.258079	$31,168,276	0.30%	to	2.75%	—%	to	1.69%	(1.49)%	to	0.95%
2015	3,239,257	$16.587690	to	$16.874218	$35,938,493	0.50%	to	2.75%	1.26%	to	1.44%	(0.89)%	to	1.37%
2014	3,886,054	$16.736370	to	$16.830703	$42,778,575	0.30%	to	2.75%	—%	to	2.15%	(6.48)%	to	(4.16)%
2013	4,717,147	$17.561624	to	$17.896543	$54,368,079	0.30%	to	2.75%	2.10%	to	2.94%	18.26%	to	21.19%
Hartford Small/Mid Cap Equity HLS Fund
2017	254,084	$21.142541	to	$31.513895	$5,336,612	0.75%	to	2.75%	—%	to	—%	11.32%	to	13.57%
2016	285,147	$18.452482	to	$28.423377	$5,289,564	0.85%	to	2.70%	0.88%	to	1.48%	13.38%	to	15.50%
2015	346,758	$15.976238	to	$25.068396	$5,528,895	0.85%	to	2.70%	1.26%	to	1.51%	(7.27)%	to	(5.54)%
2014	423,478	$16.913383	to	$27.034635	$7,167,689	0.85%	to	2.70%	0.84%	to	1.49%	2.42%	to	4.33%
2013	532,429	$16.210977	to	$26.328652	$8,835,165	0.85%	to	2.75%	0.70%	to	1.35%	33.78%	to	36.35%

Hartford Ultrashort Bond HLS Fund
2017	117,103,265	$7.932890	to	$9.907999	$135,483,984	0.30%	to	2.80%	0.50%	to	0.68%	(1.78)%	to	0.50%
2016	137,441,753	$8.076279	to	$9.858641	$164,861,963	0.30%	to	2.80%	0.17%	to	0.47%	(1.82)%	to	0.34%
2015	161,425,005	$8.226209	to	$9.824980	$196,796,827	0.30%	to	2.80%	—%	to	0.32%	(2.64)%	to	(0.39)%
2014	201,242,987	$8.449044	to	$9.863416	$245,915,008	0.30%	to	2.80%	—%	to	—%	(2.66)%	to	(0.40)%
2013	284,272,584	$8.680299	to	$9.902898	$359,160,633	0.30%	to	2.80%	—%	to	—%	(2.76)%	to	(0.40)%
Hartford Small Company HLS Fund
2017	459,894	$26.778910	to	$30.398870	$9,371,476	0.30%	to	2.75%	—%	to	—%	22.94%	to	25.98%
2016	574,346	$21.782727	to	$24.129307	$9,304,990	0.30%	to	2.75%	—%	to	—%	(0.72)%	to	1.74%
2015	708,091	$21.941570	to	$23.410469	$11,294,114	0.50%	to	2.75%	—%	to	—%	(10.70)%	to	(8.67)%
2014	899,570	$24.571503	to	$25.632868	$15,918,053	0.50%	to	2.75%	—%	to	—%	4.17%	to	6.54%
2013	1,310,809	$23.588625	to	$24.277572	$21,697,890	0.30%	to	2.75%	0.08%	to	0.09%	40.47%	to	43.95%
Hartford SmallCap Growth HLS Fund
2017	270,646	$29.113197	to	$37.806308	$7,539,079	0.85%	to	2.70%	0.04%	to	0.04%	16.88%	to	19.06%
2016	262,837	$24.452916	to	$32.347106	$6,187,974	0.85%	to	2.70%	0.15%	to	0.16%	9.38%	to	11.42%
2015	349,639	$21.946095	to	$29.572946	$7,438,316	0.85%	to	2.70%	0.06%	to	0.08%	(3.20)%	to	(1.39)%
2014	386,127	$22.255139	to	$30.456529	$8,426,751	0.85%	to	2.75%	0.04%	to	0.07%	2.96%	to	4.94%
2013	558,459	$21.207706	to	$29.579870	$11,759,718	0.85%	to	2.75%	—%	to	0.41%	40.94%	to	43.65%
Hartford Stock HLS Fund
2017	142,368	$21.041260	to	$28.859313	$2,911,375	0.75%	to	2.75%	1.81%	to	1.86%	16.60%	to	18.95%
2016	160,751	$17.688900	to	$24.751131	$2,749,650	0.75%	to	2.75%	1.82%	to	1.90%	4.50%	to	6.61%
2015	127,336	$16.591820	to	$23.684955	$2,042,478	0.75%	to	2.75%	1.68%	to	1.83%	(0.04)%	to	1.98%
2014	135,218	$16.270343	to	$23.767583	$2,184,736	0.75%	to	2.70%	1.92%	to	4.56%	8.34%	to	10.48%
2013	162,836	$14.727613	to	$21.937608	$2,376,059	0.75%	to	2.70%	1.98%	to	2.02%	28.73%	to	31.26%
Hartford U.S. Government Securities HLS Fund
2017	2,015,426	$9.645033	to	$11.938637	$20,782,466	0.30%	to	2.75%	—%	to	1.26%	(1.43)%	to	1.01%
2016	2,282,900	$9.784952	to	$11.818688	$23,603,588	0.30%	to	2.75%	1.52%	to	2.28%	(1.21)%	to	1.24%
2015	2,339,514	$9.905117	to	$11.674274	$24,164,613	0.30%	to	2.75%	1.73%	to	1.82%	(1.19)%	to	1.26%
2014	1,996,216	$10.024703	to	$11.403055	$20,624,542	0.50%	to	2.75%	2.05%	to	2.24%	—%	to	2.30%
2013	2,543,568	$10.022108	to	$11.146482	$25,954,659	0.50%	to	2.75%	2.06%	to	2.38%	(4.35)%	to	(2.17)%
Hartford Value HLS Fund
2017	706,916	$24.710029	to	$28.535135	$14,268,660	0.50%	to	2.70%	1.14%	to	1.83%	12.37%	to	14.86%
2016	858,340	$21.990602	to	$24.842421	$15,091,684	0.50%	to	2.70%	1.71%	to	1.72%	10.67%	to	13.13%
2015	1,049,254	$19.871301	to	$21.959894	$16,383,347	0.50%	to	2.70%	1.54%	to	1.55%	(5.66)%	to	(3.56)%
2014	1,225,238	$21.064438	to	$22.771698	$19,906,746	0.50%	to	2.70%	1.47%	to	1.50%	8.40%	to	10.81%
2013	1,559,325	$19.382840	to	$20.550139	$22,957,524	0.50%	to	2.75%	0.72%	to	1.39%	28.36%	to	31.28%
Lord Abbett Fundamental Equity Fund
2017	489,396	$19.639304	to	$24.442408	$10,425,364	0.30%	to	1.50%	1.01%	to	1.08%	10.90%	to	12.24%
2016	590,335	$17.709076	to	$21.777355	$11,260,482	0.30%	to	1.50%	1.13%	to	1.16%	14.02%	to	15.40%
2015	749,744	$15.531399	to	$18.871612	$12,415,393	0.30%	to	1.50%	1.11%	to	1.18%	(4.88)%	to	(3.73)%
2014	829,970	$16.328531	to	$19.603342	$14,338,556	0.30%	to	1.50%	0.39%	to	0.41%	5.55%	to	6.82%
2013	916,947	$15.470435	to	$18.351660	$14,954,661	0.30%	to	1.50%	0.22%	to	0.25%	33.74%	to	35.35%
Lord Abbett Calibrated Dividend Growth Fund
2017	744,634	$22.380222	to	$24.950037	$15,778,135	0.85%	to	2.70%	1.39%	to	1.65%	15.95%	to	18.12%
2016	829,625	$18.947640	to	$21.517417	$15,026,874	0.85%	to	2.70%	1.51%	to	1.73%	12.04%	to	14.13%
2015	818,367	$16.602197	to	$19.205816	$13,043,354	0.85%	to	2.70%	1.69%	to	1.78%	(4.74)%	to	(2.96)%

2014	920,900	$15.338077	to	$17.108718	$15,224,523	0.85%	to	2.45%	1.61%	to	1.76%	8.84%	to	10.60%
2013	1,206,059	$14.091974	to	$15.469389	$18,126,146	0.85%	to	2.45%	1.26%	to	1.50%	24.83%	to	26.84%
Lord Abbett Bond Debenture Fund
2017	1,944,938	$19.074756	to	$19.774784	$34,529,633	0.30%	to	2.75%	4.24%	to	5.27%	6.25%	to	8.88%
2016	2,191,012	$17.518370	to	$18.611543	$36,091,538	0.30%	to	2.75%	2.34%	to	4.59%	9.09%	to	11.80%
2015	2,462,725	$15.669714	to	$17.060285	$36,709,515	0.30%	to	2.75%	3.52%	to	5.91%	(4.20)%	to	(1.83)%
2014	2,959,499	$15.961104	to	$17.808571	$45,468,923	0.30%	to	2.75%	3.54%	to	4.35%	1.52%	to	4.03%
2013	3,699,709	$15.342188	to	$17.542552	$55,209,422	0.30%	to	2.75%	4.15%	to	4.39%	5.24%	to	7.85%
Lord Abbett Growth and Income Fund
2017	358,117	$22.488239	to	$23.485274	$6,380,452	0.50%	to	2.70%	1.30%	to	1.35%	10.36%	to	12.82%
2016	451,693	$20.376761	to	$20.817381	$7,083,092	0.50%	to	2.70%	1.17%	to	1.38%	13.99%	to	16.53%
2015	560,989	$17.864529	to	$17.875274	$7,622,513	0.50%	to	2.70%	1.20%	to	1.20%	(5.45)%	to	(3.35)%
2014	692,897	$18.483270	to	$18.906066	$9,796,907	0.50%	to	2.70%	0.53%	to	0.67%	4.79%	to	7.12%
2013	855,047	$17.255404	to	$18.042659	$11,416,004	0.50%	to	2.70%	0.46%	to	0.61%	32.28%	to	35.22%
MFS® Growth Fund
2017	7,074,218	$31.474515	to	$34.422833	$129,988,680	0.30%	to	2.80%	—%	to	0.10%	27.78%	to	30.69%
2016	8,637,030	$24.631996	to	$26.339016	$122,778,839	0.30%	to	2.80%	—%	to	0.05%	(0.39)%	to	1.87%
2015	10,041,725	$24.727335	to	$25.520887	$140,739,991	0.50%	to	2.80%	—%	to	0.20%	4.59%	to	6.77%
2014	11,391,500	$23.642338	to	$23.903523	$152,064,452	0.50%	to	2.80%	—%	to	0.10%	5.94%	to	8.14%
2013	14,207,698	$22.303628	to	$22.317418	$178,720,894	0.30%	to	2.80%	—%	to	0.24%	33.08%	to	36.09%
MFS® Global Equity Fund
2017	677,506	$25.095961	to	$33.295481	$17,955,365	0.85%	to	2.80%	0.83%	to	0.84%	20.65%	to	23.02%
2016	792,564	$20.801372	to	$27.065192	$17,286,675	0.85%	to	2.80%	0.94%	to	1.00%	4.38%	to	6.44%
2015	902,321	$19.928024	to	$25.428183	$18,594,347	0.85%	to	2.80%	1.04%	to	1.09%	(4.14)%	to	(2.25)%
2014	1,054,058	$20.787805	to	$26.012901	$22,414,530	0.85%	to	2.80%	0.69%	to	0.73%	1.01%	to	2.99%
2013	1,299,109	$20.633337	to	$25.256535	$27,230,932	0.85%	to	2.75%	1.03%	to	1.07%	24.35%	to	26.73%
MFS® Investors Trust Fund
2017	6,645,003	$25.683454	to	$28.999979	$125,968,764	0.50%	to	2.80%	0.55%	to	0.59%	19.94%	to	22.41%
2016	7,912,747	$21.413220	to	$23.690084	$123,783,570	0.50%	to	2.80%	0.59%	to	0.86%	5.59%	to	7.78%
2015	9,578,000	$20.279694	to	$21.981049	$140,460,975	0.50%	to	2.80%	0.69%	to	0.89%	(2.55)%	to	(0.55)%
2014	11,987,858	$20.810395	to	$22.101507	$178,823,281	0.50%	to	2.80%	0.81%	to	1.14%	7.94%	to	10.16%
2013	15,608,746	$19.279366	to	$20.063384	$213,740,356	0.50%	to	2.80%	1.00%	to	1.73%	28.41%	to	31.08%
MFS® Mid Cap Growth Fund
2017	3,995,361	$13.198596	to	$33.323344	$45,491,916	0.70%	to	2.80%	0.12%	to	0.12%	23.49%	to	26.11%
2016	4,642,247	$10.465894	to	$26.984205	$42,265,469	0.70%	to	2.80%	—%	to	—%	2.01%	to	4.18%
2015	5,921,373	$10.046107	to	$26.451622	$52,127,831	0.70%	to	2.80%	—%	to	—%	1.72%	to	3.88%
2014	6,283,614	$9.670650	to	$26.003493	$53,878,020	0.70%	to	2.80%	—%	to	—%	5.86%	to	8.10%
2013	7,587,420	$8.945794	to	$24.564919	$60,765,890	0.70%	to	2.80%	—%	to	—%	33.92%	to	36.76%
MFS® New Discovery Fund
2017	3,381,773	$18.373911	to	$36.811059	$81,873,280	0.30%	to	2.80%	—%	to	—%	23.16%	to	25.95%
2016	4,050,785	$14.587915	to	$29.888778	$78,731,933	0.30%	to	2.80%	—%	to	—%	6.04%	to	8.47%
2015	4,804,092	$13.448482	to	$28.186188	$87,687,735	0.30%	to	2.80%	—%	to	—%	(4.60)%	to	(2.44)%
2014	6,101,489	$13.784625	to	$29.543884	$115,937,160	0.30%	to	2.80%	—%	to	—%	(9.82)%	to	(7.77)%
2013	8,386,327	$14.946075	to	$32.761080	$174,807,224	0.30%	to	2.80%	—%	to	—%	37.62%	to	40.79%
MFS® Total Return Fund
2017	18,942,270	$18.531286	to	$20.856045	$392,914,262	0.50%	to	2.80%	2.18%	to	2.33%	9.20%	to	11.47%

2016	21,338,580	$16.970149	to	$18.710636	$402,120,648	0.50%	to	2.80%	2.72%	to	3.44%	6.08%	to	8.27%
2015	24,907,211	$15.997080	to	$17.281075	$438,472,800	0.50%	to	2.80%	2.36%	to	2.60%	(3.12)%	to	(1.08)%
2014	29,349,919	$16.512607	to	$17.662229	$529,209,414	0.30%	to	2.80%	—%	to	1.87%	5.50%	to	7.91%
2013	36,646,233	$15.651313	to	$16.367266	$621,611,838	0.30%	to	2.80%	1.66%	to	1.86%	15.76%	to	18.38%
MFS® Value Fund
2017	9,268,810	$25.602921	to	$29.158588	$248,060,668	0.30%	to	2.80%	1.95%	to	2.80%	14.40%	to	17.00%
2016	10,966,308	$22.379369	to	$24.922682	$251,725,979	0.30%	to	2.80%	1.48%	to	2.33%	10.94%	to	13.43%
2015	13,176,343	$20.172589	to	$21.970943	$268,181,525	0.30%	to	2.80%	1.29%	to	2.39%	(3.48)%	to	(1.23)%
2014	15,543,246	$20.899410	to	$22.244720	$324,071,207	0.30%	to	2.80%	1.30%	to	1.62%	7.46%	to	9.87%
2013	20,712,600	$19.448755	to	$20.246014	$395,887,084	0.30%	to	2.80%	1.42%	to	1.56%	32.14%	to	35.19%
MFS® Total Return Bond Series
2017	35,811,847	$12.998837	to	$14.454941	$502,285,810	0.30%	to	2.80%	2.62%	to	3.40%	1.57%	to	3.87%
2016	38,148,403	$12.797583	to	$13.916194	$520,214,626	0.30%	to	2.80%	1.84%	to	4.02%	1.36%	to	3.70%
2015	42,254,978	$12.626347	to	$13.419897	$561,168,879	0.30%	to	2.80%	3.21%	to	3.38%	(3.06)%	to	(0.88)%
2014	49,619,046	$13.024355	to	$13.538877	$671,404,628	0.30%	to	2.80%	2.83%	to	2.84%	2.92%	to	5.30%
2013	63,104,890	$12.654375	to	$12.857122	$819,089,472	0.30%	to	2.80%	1.26%	to	1.66%	(3.77)%	to	(1.58)%
MFS® Research Fund
2017	816,125	$26.796181	to	$27.678174	$19,827,240	0.85%	to	2.80%	1.33%	to	1.34%	19.96%	to	22.32%
2016	980,543	$21.905803	to	$23.072039	$19,606,867	0.85%	to	2.80%	0.77%	to	0.78%	5.73%	to	7.82%
2015	1,179,120	$20.317840	to	$21.820857	$22,014,371	0.85%	to	2.80%	0.72%	to	0.72%	(1.98)%	to	(0.05)%
2014	1,450,301	$20.327821	to	$22.261565	$27,188,206	0.85%	to	2.80%	0.79%	to	0.81%	7.16%	to	9.27%
2013	1,683,027	$18.603416	to	$20.774295	$29,265,106	0.85%	to	2.80%	0.25%	to	0.32%	28.63%	to	31.17%
MFS® High Yield Portfolio
2017	7,094,251	$11.142162	to	$12.166841	$82,430,207	0.85%	to	2.80%	5.99%	to	6.51%	3.74%	to	5.78%
2016	8,167,930	$10.740269	to	$11.501580	$90,637,053	0.85%	to	2.80%	6.80%	to	7.13%	10.68%	to	12.86%
2015	8,850,862	$9.703703	to	$10.190929	$87,891,764	0.85%	to	2.80%	6.61%	to	7.65%	(6.86)%	to	(5.03)%
2014	11,022,122	$10.418731	to	$10.730506	$116,451,812	0.85%	to	2.80%	4.36%	to	5.36%	(0.03)%	to	1.94%
2013	15,078,674	$10.422041	to	$10.526650	$157,908,538	0.85%	to	2.80%	2.50%	to	2.72%	4.22%	to	5.27%
BlackRock Global Allocation V.I. Fund
2017	322,727	$12.902316	to	$14.018676	$4,288,316	0.30%	to	1.50%	—%	to	1.26%	12.02%	to	13.37%
2016	371,023	$11.518333	to	$12.365724	$4,374,530	0.30%	to	1.50%	0.85%	to	1.27%	2.26%	to	3.49%
2015	434,336	$11.263821	to	$11.948258	$4,989,616	0.30%	to	1.50%	1.02%	to	1.05%	(2.48)%	to	(1.30)%
2014	409,520	$11.549686	to	$12.105308	$4,807,811	0.30%	to	1.50%	1.63%	to	2.25%	0.41%	to	1.63%
2013	419,306	$11.501993	to	$11.911502	$4,878,497	0.30%	to	1.50%	1.03%	to	1.10%	12.71%	to	14.07%
BlackRock Global Opportunities V.I. Fund
2017	8,645	$18.061574	to	$20.726269	$178,237	1.40%	to	2.45%	—%	to	7.19%	22.17%	to	23.45%
2016	11,387	$14.630141	to	$16.965646	$192,278	1.40%	to	2.45%	1.45%	to	2.05%	1.08%	to	2.15%
2015	13,907	$14.322338	to	$16.784034	$228,573	1.40%	to	2.45%	0.78%	to	0.97%	(1.72)%	to	(0.69)%
2014	20,621	$14.421304	to	$17.078460	$340,805	1.40%	to	2.45%	1.08%	to	1.16%	(6.47)%	to	(5.49)%
2013	23,118	$15.258286	to	$18.260509	$398,006	1.40%	to	2.45%	0.34%	to	0.37%	26.64%	to	27.97%
BlackRock Large Cap Focus Growth V.I. Fund+
2017	32,732	$20.964346	to	$21.989346	$713,429	1.40%	to	2.40%	0.04%	to	0.04%	26.49%	to	27.76%
2016	34,067	$16.409527	to	$24.847190	$587,231	1.40%	to	2.60%	—%	to	0.58%	5.12%	to	6.38%
2015	40,893	$15.424747	to	$23.637915	$666,209	1.40%	to	2.60%	0.50%	to	0.60%	0.09%	to	1.30%
2014	52,098	$15.226766	to	$23.616209	$847,994	1.40%	to	2.60%	0.56%	to	0.61%	11.23%	to	12.58%
2013	64,446	$13.525591	to	$21.230957	$942,228	1.40%	to	2.60%	0.72%	to	0.81%	30.48%	to	32.06%

BlackRock Equity Dividend V.I. Fund
2017	366,948	$18.964125	to	$20.321731	$7,235,392	0.50%	to	1.50%	1.52%	to	1.56%	14.76%	to	15.91%
2016	459,446	$16.525564	to	$17.741094	$7,837,733	0.30%	to	1.50%	0.43%	to	1.57%	14.33%	to	15.71%
2015	642,928	$14.454091	to	$15.332222	$9,544,743	0.30%	to	1.50%	1.44%	to	1.45%	(2.29)%	to	(1.11)%
2014	679,670	$14.793529	to	$15.505077	$10,261,129	0.30%	to	1.50%	1.52%	to	1.64%	7.44%	to	8.74%
2013	768,832	$13.768822	to	$14.258946	$10,732,962	0.30%	to	1.50%	1.72%	to	1.97%	22.27%	to	23.75%
Morgan Stanley VIF Core Plus Fixed Income Portfolio+
2017	57,811	$10.855365	to	$11.433487	$650,807	1.35%	to	2.50%	2.65%	to	2.89%	3.28%	to	4.47%
2016	58,272	$10.510559	to	$10.943776	$627,324	1.35%	to	2.50%	1.66%	to	1.66%	3.25%	to	4.44%
2015	61,649	$10.180099	to	$10.478496	$638,396	1.35%	to	2.50%	3.20%	to	3.65%	(3.28)%	to	(2.16)%
2014	80,658	$10.525379	to	$10.710012	$859,890	1.35%	to	2.50%	2.83%	to	2.98%	4.91%	to	6.12%
2013	97,592	$10.032769	to	$10.092052	$983,095	1.35%	to	2.50%	—%	to	—%	0.33%	to	0.92%
Morgan Stanley VIF Growth Portfolio+
2017	104,276	$19.621835	to	$20.666424	$2,120,267	1.35%	to	2.50%	—%	to	—%	39.30%	to	40.91%
2016	122,888	$14.086260	to	$14.666750	$1,780,243	1.35%	to	2.50%	—%	to	—%	(4.35)%	to	(3.24)%
2015	155,219	$14.726161	to	$15.157585	$2,332,821	1.35%	to	2.50%	—%	to	—%	9.20%	to	10.47%
2014	200,188	$13.484988	to	$13.721383	$2,732,375	1.35%	to	2.50%	—%	to	—%	3.47%	to	4.67%
2013	255,664	$13.016247	to	$13.109696	$3,346,277	1.35%	to	2.75%	—%	to	—%	30.16%	to	31.10%
Morgan Stanley VIF Mid Cap Growth Portfolio+
2017	566,431	$19.136337	to	$27.975403	$10,679,916	0.75%	to	2.75%	—%	to	—%	34.84%	to	37.56%
2016	660,504	$13.911017	to	$20.746745	$9,081,317	0.75%	to	2.75%	—%	to	—%	(11.32)%	to	(9.52)%
2015	757,510	$15.375321	to	$23.394195	$11,541,796	0.75%	to	2.75%	—%	to	—%	(8.54)%	to	(6.69)%
2014	882,595	$16.478001	to	$25.578603	$14,440,819	0.75%	to	2.75%	—%	to	—%	(0.92)%	to	1.08%
2013	1,071,141	$16.301895	to	$25.816450	$17,333,856	0.75%	to	2.75%	0.24%	to	0.35%	33.76%	to	36.46%
Invesco V.I. American Value Fund
2017	486,864	$19.797010	to	$27.908531	$9,762,560	0.85%	to	2.70%	0.59%	to	0.61%	6.76%	to	8.75%
2016	524,313	$18.203574	to	$26.141135	$9,695,149	0.85%	to	2.70%	0.12%	to	0.13%	12.15%	to	14.24%
2015	620,172	$15.933971	to	$23.308947	$9,999,891	0.85%	to	2.70%	0.01%	to	0.01%	(11.78)%	to	(10.13)%
2014	713,051	$17.729300	to	$26.419904	$12,854,092	0.85%	to	2.70%	0.18%	to	0.22%	6.56%	to	8.55%
2013	851,094	$16.332597	to	$24.729846	$14,215,747	0.85%	to	2.75%	0.52%	to	0.75%	30.30%	to	32.80%
Morgan Stanley Mid Cap Growth Portfolio+
2017	—	$16.469337	to	$26.201403	$—	1.35%	to	2.45%	—%	to	—%	24.77%	to	25.85%
2016	21,264	$13.086696	to	$20.999877	$267,193	1.35%	to	2.45%	—%	to	—%	(11.62)%	to	(10.64)%
2015	24,422	$14.645554	to	$23.761362	$345,798	1.35%	to	2.45%	—%	to	—%	(9.07)%	to	(8.06)%
2014	38,397	$15.929315	to	$26.130248	$594,425	1.35%	to	2.45%	—%	to	—%	(1.66)%	to	(0.57)%
2013	45,658	$14.607207	to	$16.020231	$709,839	1.35%	to	2.20%	0.06%	to	0.06%	34.37%	to	35.52%
BlackRock Capital Appreciation V.I. Fund
2017	309,859	$18.860184	to	$20.210434	$6,134,935	0.50%	to	1.50%	—%	to	—%	30.97%	to	32.28%
2016	449,402	$14.400641	to	$15.278228	$6,737,155	0.50%	to	1.50%	—%	to	—%	(1.62)%	to	(0.63)%
2015	520,018	$14.637837	to	$15.375355	$7,866,735	0.50%	to	1.50%	—%	to	—%	5.02%	to	6.08%
2014	608,729	$13.937768	to	$14.494328	$8,724,719	0.50%	to	1.50%	—%	to	—%	6.94%	to	8.01%
2013	705,102	$13.033462	to	$13.419051	$9,392,354	0.50%	to	1.50%	—%	to	—%	31.41%	to	32.73%
Oppenheimer Capital Appreciation Fund/VA
2017	116,652	$18.847828	to	$26.872804	$2,143,118	0.85%	to	2.75%	0.01%	to	0.01%	23.08%	to	25.43%
2016	122,044	$15.026166	to	$21.834458	$1,795,609	0.85%	to	2.75%	0.11%	to	0.12%	(5.08)%	to	(3.26)%
2015	165,209	$15.531833	to	$23.002491	$2,510,795	0.85%	to	2.75%	—%	to	—%	0.47%	to	2.39%

2014	164,652	$15.168776	to	$22.895896	$2,512,094	0.85%	to	2.75%	0.21%	to	0.26%	12.01%	to	14.15%
2013	170,022	$13.288083	to	$20.441751	$2,252,777	0.85%	to	2.75%	0.75%	to	0.88%	25.92%	to	28.33%
Oppenheimer Global Fund/VA
2017	603,990	$19.848103	to	$27.113411	$11,748,456	0.85%	to	2.75%	0.73%	to	0.74%	32.63%	to	35.17%
2016	704,970	$14.684228	to	$20.443601	$10,102,954	0.85%	to	2.75%	0.76%	to	0.79%	(2.87)%	to	(1.00)%
2015	930,508	$14.832940	to	$21.047069	$13,511,080	0.85%	to	2.75%	1.07%	to	1.11%	0.86%	to	2.79%
2014	1,117,461	$14.429674	to	$20.867763	$15,859,465	0.85%	to	2.75%	0.86%	to	1.16%	(0.71)%	to	1.19%
2013	1,371,599	$14.259651	to	$21.017468	$19,317,277	0.85%	to	2.75%	1.13%	to	1.31%	23.55%	to	25.92%
Oppenheimer Main Street Fund®/VA+
2017	229,122	$21.015465	to	$27.179393	$4,721,825	0.85%	to	2.75%	1.28%	to	1.29%	13.47%	to	15.65%
2016	131,697	$18.171861	to	$23.952233	$2,364,205	0.85%	to	2.75%	0.85%	to	0.86%	8.28%	to	10.36%
2015	191,683	$16.466604	to	$22.120904	$3,091,066	0.85%	to	2.75%	0.65%	to	0.68%	0.31%	to	2.23%
2014	234,265	$16.106807	to	$22.052784	$3,696,874	0.85%	to	2.75%	0.48%	to	0.58%	7.41%	to	9.47%
2013	262,453	$14.713944	to	$20.532026	$3,800,498	0.85%	to	2.75%	0.84%	to	0.87%	27.88%	to	30.33%
Oppenheimer Main Street Small Cap Fund/VA
2017	576,630	$24.285483	to	$32.229329	$13,657,970	0.75%	to	2.75%	0.64%	to	0.65%	10.82%	to	13.06%
2016	749,599	$21.480284	to	$29.082018	$15,735,710	0.75%	to	2.75%	0.25%	to	0.25%	14.48%	to	16.79%
2015	932,091	$18.391829	to	$25.403315	$16,787,101	0.75%	to	2.75%	0.63%	to	0.71%	(8.64)%	to	(6.80)%
2014	1,144,477	$19.732756	to	$27.806365	$22,197,302	0.75%	to	2.75%	0.56%	to	0.62%	8.63%	to	10.82%
2013	1,475,043	$17.806066	to	$25.598128	$25,782,479	0.75%	to	2.75%	0.68%	to	1.03%	36.81%	to	39.57%
Oppenheimer Equity Income Fund/VA+
2017	—	$15.251462	to	$20.577431	$—	0.85%	to	2.75%	2.17%	to	2.17%	3.52%	to	4.33%
2016	165,095	$14.618266	to	$19.878685	$2,366,404	0.85%	to	2.75%	5.24%	to	5.27%	12.01%	to	14.15%
2015	212,228	$12.805787	to	$17.747933	$2,672,307	0.85%	to	2.75%	2.67%	to	2.73%	(12.27)%	to	(10.58)%
2014	244,000	$14.321652	to	$20.229882	$3,466,094	0.85%	to	2.75%	1.48%	to	1.51%	7.73%	to	9.79%
2013	285,975	$13.044475	to	$18.827018	$3,689,507	0.85%	to	2.70%	1.13%	to	1.19%	25.28%	to	27.62%
Putnam VT Diversified Income Fund
2017	2,508,788	$15.065752	to	$18.372651	$35,835,823	0.75%	to	2.75%	5.39%	to	5.49%	4.22%	to	6.32%
2016	2,877,125	$14.169873	to	$17.629106	$38,912,966	0.75%	to	2.75%	6.98%	to	7.10%	2.56%	to	4.63%
2015	3,533,319	$13.542501	to	$17.188938	$45,926,832	0.75%	to	2.75%	8.20%	to	9.12%	(4.99)%	to	(3.07)%
2014	4,115,124	$13.971545	to	$18.091859	$55,521,261	0.75%	to	2.75%	7.77%	to	10.24%	(2.37)%	to	(0.40)%
2013	5,112,542	$14.028001	to	$18.531931	$69,534,219	0.75%	to	2.75%	3.03%	to	3.75%	4.89%	to	7.01%
Putnam VT Global Asset Allocation Fund
2017	151,952	$17.777749	to	$23.929053	$2,626,171	1.15%	to	2.40%	1.44%	to	1.60%	12.60%	to	14.02%
2016	185,862	$13.899996	to	$15.592001	$2,833,791	1.15%	to	2.45%	—%	to	1.91%	4.13%	to	5.49%
2015	203,461	$13.348768	to	$14.780228	$2,954,561	1.15%	to	2.45%	—%	to	2.17%	(2.25)%	to	(0.97)%
2014	313,204	$14.925369	to	$20.857346	$4,617,068	1.15%	to	2.40%	1.98%	to	2.30%	6.83%	to	8.17%
2013	370,550	$13.797846	to	$19.524199	$5,048,593	1.15%	to	2.40%	1.82%	to	2.16%	16.66%	to	18.13%
Putnam VT Growth Opportunities Fund
2017	547,444	$13.517918	to	$13.776811	$7,472,966	0.30%	to	1.50%	0.11%	to	0.11%	28.96%	to	30.51%
2016	740,010	$10.482623	to	$10.556110	$7,784,331	0.30%	to	1.50%	—%	to	—%	4.83%	to	5.56%
Putnam VT International Value Fund
2017	60,117	$10.200436	to	$16.782350	$651,030	1.25%	to	2.40%	1.50%	to	1.53%	21.74%	to	23.15%
2016	87,253	$8.283132	to	$13.785379	$751,319	1.25%	to	2.40%	2.48%	to	2.52%	(1.29)%	to	(0.15)%
2015	99,011	$8.295657	to	$13.966060	$859,357	1.25%	to	2.40%	1.07%	to	1.15%	(4.33)%	to	(3.22)%
2014	107,506	$8.571474	to	$14.597418	$953,508	1.25%	to	2.40%	1.34%	to	1.35%	(11.64)%	to	(10.61)%

2013	114,845	$9.589137	to	$16.519571	$1,150,307	1.25%	to	2.40%	2.74%	to	3.29%	19.32%	to	20.69%
Putnam VT International Equity Fund
2017	127,442	$11.704235	to	$17.098285	$1,424,922	0.75%	to	2.75%	0.92%	to	2.21%	23.15%	to	25.63%
2016	159,505	$9.316083	to	$13.884178	$1,422,666	0.75%	to	2.75%	3.32%	to	3.38%	(5.10)%	to	(3.18)%
2015	130,647	$9.622323	to	$14.630565	$1,231,619	0.75%	to	2.75%	—%	to	1.15%	(2.58)%	to	(0.61)%
2014	130,989	$9.681175	to	$15.341442	$1,243,820	0.75%	to	2.40%	0.76%	to	0.92%	(8.99)%	to	(7.47)%
2013	156,042	$10.463205	to	$16.856709	$1,585,939	0.75%	to	2.40%	—%	to	1.75%	25.04%	to	27.11%
Putnam VT Investors Fund
2017	14,520	$24.168620	to	$32.448772	$405,202	0.50%	to	1.50%	1.13%	to	1.14%	21.03%	to	22.24%
2016	14,833	$19.969294	to	$26.544240	$341,558	0.50%	to	1.50%	1.30%	to	1.33%	10.38%	to	11.49%
2015	16,715	$18.090983	to	$23.808151	$344,159	0.50%	to	1.50%	0.59%	to	1.19%	(3.63)%	to	(2.67)%
2014	20,939	$18.773146	to	$24.730592	$458,592	0.30%	to	1.50%	—%	to	1.25%	12.22%	to	13.57%
2013	9,920	$16.729294	to	$21.580184	$185,390	0.50%	to	1.50%	1.41%	to	1.46%	33.11%	to	34.45%
Putnam VT Small Cap Value Fund
2017	57,884	$21.850147	to	$29.607146	$1,228,881	0.75%	to	2.70%	0.69%	to	0.71%	5.00%	to	7.07%
2016	102,907	$20.408106	to	$28.197366	$2,005,834	0.75%	to	2.70%	1.20%	to	1.22%	24.10%	to	26.54%
2015	108,107	$16.127762	to	$22.721990	$1,674,527	0.75%	to	2.70%	0.84%	to	0.85%	(6.79)%	to	(4.95)%
2014	141,157	$16.968452	to	$24.377401	$2,305,345	0.75%	to	2.70%	0.46%	to	1.35%	0.68%	to	2.66%
2013	202,752	$16.528583	to	$24.213174	$3,280,334	0.75%	to	2.70%	0.84%	to	1.03%	35.89%	to	38.56%

Putnam VT Equity Income Fund
2017	61,404	$23.342323	to	$30.692956	$1,762,744	0.50%	to	1.50%	1.73%	to	2.11%	17.01%	to	18.18%
2016	67,244	$19.949839	to	$25.971361	$1,634,065	0.50%	to	1.50%	1.37%	to	1.91%	11.95%	to	13.08%
2015	74,738	$17.820079	to	$22.967914	$1,605,533	0.50%	to	1.50%	1.48%	to	1.49%	(4.49)%	to	(3.53)%
2014	90,508	$18.657115	to	$23.807401	$2,034,168	0.50%	to	1.50%	1.58%	to	1.79%	10.98%	to	12.10%
2013	86,799	$16.810753	to	$21.237933	$1,730,502	0.50%	to	1.50%	1.85%	to	2.12%	30.44%	to	31.75%
PIMCO All Asset Fund
2017	99,058	$12.265947	to	$13.327046	$1,242,297	0.30%	to	1.50%	—%	to	4.36%	11.69%	to	13.04%
2016	119,653	$10.982056	to	$11.789849	$1,336,838	0.30%	to	1.50%	2.48%	to	2.55%	11.22%	to	12.57%
2015	145,604	$9.873838	to	$10.473692	$1,455,948	0.30%	to	1.50%	3.19%	to	3.26%	(10.54)%	to	(9.46)%
2014	158,736	$11.037121	to	$11.567924	$1,767,709	0.30%	to	1.50%	2.96%	to	4.77%	(1.04)%	to	—%
2013	180,362	$11.153166	to	$11.550113	$2,028,753	0.30%	to	1.50%	2.74%	to	4.55%	(1.38)%	to	(0.19)%
PIMCO StocksPLUS Global Portfolio
2017	375,181	$13.659766	to	$14.637587	$5,309,552	0.50%	to	1.50%	3.32%	to	3.36%	21.16%	to	22.38%
2016	501,271	$11.274180	to	$11.961135	$5,816,954	0.50%	to	1.50%	4.99%	to	5.00%	6.14%	to	7.21%
2015	616,883	$10.621657	to	$11.156688	$6,700,487	0.50%	to	1.50%	5.64%	to	5.77%	(10.37)%	to	(9.47)%
2014	623,021	$11.850853	to	$12.323864	$7,508,439	0.50%	to	1.50%	—%	to	—%	(0.60)%	to	0.40%
2013	676,739	$11.922059	to	$12.274554	$8,157,536	0.50%	to	1.50%	1.93%	to	2.06%	17.42%	to	18.60%
PIMCO Global Multi-Asset Managed Allocation Portfolio
2017	43,195	$10.947978	to	$11.731778	$475,756	0.50%	to	1.50%	2.11%	to	2.18%	12.30%	to	13.43%
2016	58,554	$9.749097	to	$10.343180	$574,497	0.50%	to	1.50%	2.03%	to	2.49%	2.37%	to	3.40%
2015	67,135	$9.523174	to	$10.002941	$643,030	0.50%	to	1.50%	1.18%	to	1.91%	(1.74)%	to	(0.76)%
2014	80,259	$9.692213	to	$10.079179	$781,047	0.50%	to	1.50%	1.37%	to	2.76%	3.01%	to	4.05%
2013	81,041	$9.408609	to	$9.686929	$764,413	0.50%	to	1.50%	3.15%	to	3.19%	(9.28)%	to	(8.37)%
Jennison 20/20 Focus Fund
2017	191,786	$2.686226	to	$27.564086	$648,894	1.70%	to	2.60%	—%	to	—%	26.42%	to	27.56%

2016	195,644	$2.105864	to	$21.804014	$517,623	1.70%	to	2.60%	—%	to	—%	(1.37)%	to	(0.48)%
2015	200,914	$2.115950	to	$22.106585	$531,845	1.70%	to	2.60%	—%	to	—%	3.15%	to	4.08%
2014	224,046	$2.033035	to	$21.432385	$559,117	1.70%	to	2.60%	—%	to	—%	3.96%	to	4.90%
2013	229,655	$1.937982	to	$20.615066	$544,906	1.70%	to	2.60%	—%	to	—%	26.04%	to	27.18%
Prudential Value Portfolio
2017	186,068	$1.994303	to	$24.396954	$412,283	1.70%	to	2.45%	—%	to	—%	13.69%	to	14.54%
2016	186,190	$1.741103	to	$21.459662	$362,942	1.70%	to	2.45%	—%	to	—%	8.27%	to	9.09%
2015	186,334	$1.596097	to	$19.820553	$335,942	1.70%	to	2.45%	—%	to	—%	(10.76)%	to	(10.09)%
2014	187,205	$1.775157	to	$22.210273	$378,404	1.70%	to	2.45%	—%	to	—%	7.01%	to	7.81%
2013	188,064	$1.646523	to	$20.755915	$355,503	1.70%	to	2.45%	—%	to	—%	29.32%	to	30.30%
Invesco V.I. Growth and Income Fund
2017	1,312,973	$20.648755	to	$24.475542	$28,015,053	0.75%	to	2.70%	1.27%	to	1.34%	11.00%	to	13.18%
2016	1,593,294	$18.243464	to	$22.050053	$30,094,945	0.75%	to	2.70%	0.90%	to	0.93%	16.25%	to	18.54%
2015	1,866,585	$15.390492	to	$18.967964	$29,857,151	0.75%	to	2.70%	2.57%	to	2.63%	(5.89)%	to	(4.04)%
2014	2,183,245	$16.037690	to	$20.155093	$36,691,354	0.75%	to	2.70%	1.08%	to	1.64%	7.04%	to	9.14%
2013	2,893,224	$14.694090	to	$18.782197	$44,729,272	0.75%	to	2.75%	1.18%	to	1.23%	30.14%	to	32.77%
Invesco V.I. Comstock Fund
2017	52,795	$25.989208	to	$30.317055	$1,525,950	1.35%	to	2.50%	1.87%	to	1.97%	14.67%	to	16.00%
2016	60,349	$22.663606	to	$26.135580	$1,511,336	1.35%	to	2.50%	0.57%	to	1.30%	14.10%	to	15.42%
2015	78,471	$19.863059	to	$22.644138	$1,702,452	1.35%	to	2.50%	1.69%	to	1.69%	(8.51)%	to	(7.45)%
2014	90,401	$21.711063	to	$24.467663	$2,128,190	1.35%	to	2.50%	1.02%	to	1.11%	6.41%	to	7.64%
2013	122,895	$20.403590	to	$22.731362	$2,702,011	1.35%	to	2.50%	1.43%	to	1.46%	32.31%	to	33.84%
Invesco V.I. American Franchise Fund
2017	2,346,130	$18.217547	to	$20.796354	$45,202,691	0.85%	to	2.80%	0.08%	to	0.08%	23.83%	to	26.26%
2016	2,640,515	$14.711905	to	$16.470522	$40,794,351	0.85%	to	2.80%	—%	to	—%	(0.56)%	to	1.40%
2015	3,275,761	$14.794375	to	$16.242854	$50,380,488	0.85%	to	2.80%	—%	to	—%	2.11%	to	4.12%
2014	3,982,108	$14.489106	to	$15.600423	$59,476,691	0.85%	to	2.80%	0.04%	to	0.04%	5.45%	to	7.52%
2013	4,468,382	$13.740793	to	$14.509057	$62,824,449	0.85%	to	2.80%	0.38%	to	0.45%	36.27%	to	38.95%
Invesco V.I. Mid Cap Growth Fund
2017	471,289	$15.740859	to	$17.468796	$7,784,288	0.75%	to	2.75%	—%	to	—%	19.17%	to	21.23%
2016	543,581	$13.208587	to	$14.409714	$7,486,452	0.75%	to	2.75%	—%	to	—%	(1.98)%	to	(0.18)%
2015	834,993	$13.475099	to	$14.435561	$11,616,415	0.75%	to	2.75%	—%	to	—%	(1.54)%	to	0.29%
2014	762,923	$13.685733	to	$14.394247	$10,699,017	0.75%	to	2.75%	—%	to	—%	5.11%	to	6.89%
2013	1,016,535	$13.020689	to	$13.466679	$13,448,655	0.75%	to	2.75%	0.20%	to	0.51%	33.30%	to	35.58%
Wells Fargo VT Index Asset Allocation Fund
2017	136,685	$2.361191	to	$22.754105	$343,670	1.35%	to	2.45%	0.74%	to	0.75%	9.53%	to	10.74%
2016	171,895	$2.132126	to	$20.773850	$375,501	1.35%	to	2.45%	0.87%	to	0.88%	5.06%	to	6.23%
2015	171,439	$2.007157	to	$19.772457	$360,197	1.35%	to	2.45%	1.05%	to	1.22%	(1.20)%	to	(0.11)%
2014	306,834	$1.744947	to	$2.009342	$771,323	1.35%	to	2.50%	1.36%	to	1.46%	15.15%	to	16.48%
2013	392,416	$1.515427	to	$1.725118	$723,530	1.35%	to	2.50%	1.54%	to	1.57%	16.68%	to	18.03%
Wells Fargo VT International Equity Fund
2017	36,117	$14.872611	to	$16.216451	$562,928	1.35%	to	2.50%	2.79%	to	2.84%	21.27%	to	22.67%
2016	40,902	$12.263971	to	$13.219323	$522,678	1.35%	to	2.50%	2.91%	to	2.91%	0.74%	to	1.91%
2015	53,577	$12.173375	to	$12.971555	$672,423	1.35%	to	2.50%	3.89%	to	4.01%	(0.71)%	to	0.44%
2014	56,241	$12.260820	to	$12.915291	$707,492	1.35%	to	2.50%	2.50%	to	2.61%	(7.69)%	to	(6.62)%
2013	80,929	$13.282386	to	$13.831388	$1,099,723	1.35%	to	2.50%	2.12%	to	2.14%	16.57%	to	17.92%

Wells Fargo VT Small Cap Growth Fund
2017	316,990	$2.622931	to	$3.126305	$1,147,166	1.35%	to	2.50%	—%	to	—%	22.75%	to	24.17%
2016	373,672	$2.136739	to	$2.517721	$1,091,250	1.35%	to	2.50%	—%	to	—%	5.09%	to	6.30%
2015	506,979	$2.033313	to	$2.368461	$1,340,163	1.35%	to	2.50%	—%	to	—%	(5.28)%	to	(4.18)%
2014	718,265	$2.146673	to	$2.471908	$1,930,732	1.35%	to	2.50%	—%	to	—%	(4.30)%	to	(3.19)%
2013	939,461	$2.243131	to	$2.553438	$2,534,678	1.35%	to	2.50%	—%	to	—%	46.53%	to	48.22%
Wells Fargo VT Discovery Fund
2017	21,272	$33.198862	to	$36.385309	$704,194	1.35%	to	2.45%	—%	to	—%	26.01%	to	27.40%
2016	28,832	$26.058826	to	$28.875454	$750,663	1.35%	to	2.45%	—%	to	—%	5.04%	to	6.20%
2015	38,136	$24.537066	to	$27.489963	$938,810	1.35%	to	2.45%	—%	to	—%	(3.85)%	to	(2.78)%
2014	50,650	$25.239790	to	$28.590111	$1,265,555	1.35%	to	2.45%	—%	to	—%	(2.07)%	to	(0.99)%
2013	73,497	$25.492367	to	$29.195713	$1,875,011	1.35%	to	2.45%	0.01%	to	0.01%	40.33%	to	41.88%
Wells Fargo VT Opportunity Fund
2017	5,297	$22.007660	to	$24.958614	$121,892	1.35%	to	2.35%	0.67%	to	0.67%	17.64%	to	18.82%
2016	6,844	$18.707191	to	$21.004678	$133,877	1.35%	to	2.35%	0.04%	to	2.02%	9.62%	to	10.72%
2015	10,027	$17.065145	to	$18.970335	$179,989	1.35%	to	2.35%	0.13%	to	0.13%	(5.34)%	to	(4.38)%
2014	14,061	$18.027148	to	$19.840186	$270,025	1.35%	to	2.35%	0.06%	to	0.09%	7.86%	to	8.94%
2013	23,226	$16.713448	to	$18.211399	$410,366	1.35%	to	2.35%	0.20%	to	0.20%	27.65%	to	28.93%
HIMCO VIT Index Fund
2017	1,189,365	$23.511254	to	$31.769789	$31,603,235	0.50%	to	1.50%	1.71%	to	1.77%	19.33%	to	20.52%
2016	1,597,103	$19.703335	to	$26.757917	$35,156,037	0.30%	to	1.50%	—%	to	2.06%	9.68%	to	11.00%
2015	1,846,002	$17.964414	to	$24.105494	$36,738,587	0.30%	to	1.50%	—%	to	0.34%	(0.68)%	to	0.52%
2014	1,816,005	$18.087087	to	$23.980581	$36,158,079	0.30%	to	1.50%	—%	to	—%	4.55%	to	5.04%
HIMCO VIT Portfolio Diversifier Fund
2017	33,423,026	$6.615585	to	$7.159054	$228,906,375	0.30%	to	1.50%	1.03%	to	1.05%	(4.80)%	to	(3.65)%
2016	35,328,286	$6.949282	to	$7.430450	$252,409,874	0.30%	to	1.50%	—%	to	—%	(5.97)%	to	(4.84)%
2015	36,718,418	$7.390702	to	$7.808156	$277,368,975	0.30%	to	1.50%	0.86%	to	0.91%	(3.35)%	to	(2.18)%
2014	39,550,929	$7.646781	to	$7.982319	$307,580,794	0.30%	to	1.50%	0.16%	to	0.16%	(1.71)%	to	(1.21)%
HIMCO VIT American Funds Asset Allocation Fund+
2017	—	$21.324743	to	$24.493822	$—	0.30%	to	2.75%	1.37%	to	1.39%	11.50%	to	13.95%
2016	1,791,226	$19.124912	to	$21.494786	$28,527,909	0.30%	to	2.75%	2.24%	to	2.51%	6.15%	to	8.78%
2015	2,191,971	$18.016593	to	$19.759147	$32,167,801	0.30%	to	2.75%	1.35%	to	1.44%	(1.63)%	to	0.81%
2014	2,767,988	$18.314514	to	$19.599713	$40,602,132	0.30%	to	2.75%	—%	to	—%	0.74%	to	1.76%
HIMCO VIT American Funds Blue Chip Income and Growth Fund+
2017	—	$25.085495	to	$29.235710	$—	0.30%	to	2.70%	—%	to	2.95%	7.48%	to	9.79%
2016	1,713,301	$23.339640	to	$26.627915	$31,653,578	0.30%	to	2.70%	1.64%	to	2.28%	15.31%	to	18.11%
2015	2,009,367	$20.241470	to	$22.545865	$31,383,653	0.30%	to	2.70%	2.96%	to	3.26%	(5.88)%	to	(3.59)%
2014	2,407,238	$21.505458	to	$23.385569	$39,271,817	0.30%	to	2.70%	—%	to	—%	4.60%	to	5.67%
HIMCO VIT American Funds Bond Fund+
2017	—	$11.650132	to	$13.256709	$—	0.30%	to	2.75%	0.13%	to	2.77%	0.78%	to	3.00%
2016	9,981,046	$11.559895	to	$12.871090	$109,812,557	0.30%	to	2.75%	3.41%	to	4.56%	(0.13)%	to	2.35%
2015	11,201,371	$11.574821	to	$12.575800	$122,013,727	0.30%	to	2.75%	1.13%	to	1.79%	(2.77)%	to	(0.36)%
2014	13,947,816	$11.904495	to	$12.620909	$154,400,485	0.30%	to	2.75%	—%	to	—%	(0.21)%	to	0.81%
HIMCO VIT American Funds Global Bond Fund+
2017	—	$10.782393	to	$12.220189	$—	0.30%	to	2.70%	—%	to	0.40%	3.10%	to	5.32%
2016	799,400	$10.457762	to	$11.602490	$8,267,948	0.30%	to	2.70%	—%	to	1.64%	(0.33)%	to	2.10%

2015	806,672	$10.491931	to	$11.217539	$8,360,359	0.50%	to	2.70%	1.30%	to	1.42%	(6.94)%	to	(4.87)%
2014	1,082,486	$11.274306	to	$11.791607	$11,925,644	0.50%	to	2.70%	—%	to	—%	(4.94)%	to	(3.98)%
HIMCO VIT American Funds Global Growth and Income Fund+
2017	—	$24.016137	to	$25.565242	$—	0.30%	to	2.70%	1.50%	to	1.53%	20.85%	to	23.45%
2016	1,798,553	$19.872892	to	$20.709244	$24,254,374	0.30%	to	2.70%	1.04%	to	1.99%	4.17%	to	6.70%
2015	2,321,936	$19.078079	to	$19.409624	$29,451,743	0.30%	to	2.70%	3.43%	to	3.49%	(4.26)%	to	(1.94)%
2014	2,866,829	$19.792626	to	$19.927300	$37,160,327	0.30%	to	2.70%	—%	to	—%	(1.64)%	to	(0.59)%
HIMCO VIT American Funds Global Growth Fund+
2017	—	$26.626550	to	$26.859061	$—	0.50%	to	2.70%	0.82%	to	0.93%	26.66%	to	29.16%
2016	844,035	$20.795815	to	$21.021891	$12,842,912	0.50%	to	2.70%	1.89%	to	1.97%	(2.52)%	to	(0.35)%
2015	1,065,346	$20.869025	to	$21.565093	$16,151,600	0.50%	to	2.70%	0.82%	to	0.88%	3.76%	to	6.06%
2014	1,221,885	$19.675954	to	$20.784553	$17,528,173	0.50%	to	2.70%	—%	to	—%	(0.84)%	to	0.08%
HIMCO VIT American Funds Global Small Capitalization Fund+
2017	—	$23.028381	to	$24.959629	$—	0.30%	to	2.70%	0.16%	to	0.17%	18.64%	to	21.19%
2016	2,411,032	$19.001544	to	$21.038167	$28,162,356	0.30%	to	2.70%	0.40%	to	0.48%	(1.04)%	to	1.36%
2015	2,835,943	$18.746027	to	$21.259400	$33,145,207	0.30%	to	2.70%	—%	to	—%	(2.69)%	to	(0.33)%
2014	3,435,995	$18.807289	to	$21.847319	$40,560,163	0.30%	to	2.70%	—%	to	—%	(3.20)%	to	(2.20)%
HIMCO VIT American Funds Growth Fund+
2017	—	$30.498410	to	$32.610278	$—	0.30%	to	2.75%	0.20%	to	0.46%	22.18%	to	24.87%
2016	10,530,766	$24.960991	to	$26.115777	$176,855,943	0.30%	to	2.75%	0.26%	to	0.32%	6.14%	to	8.78%
2015	12,949,268	$23.516099	to	$24.008732	$201,147,748	0.30%	to	2.75%	0.86%	to	0.91%	3.61%	to	6.18%
2014	16,070,401	$22.611180	to	$22.696589	$236,251,625	0.30%	to	2.75%	—%	to	—%	2.65%	to	3.72%
HIMCO VIT American Funds Growth-Income Fund+
2017	—	$26.114175	to	$29.398575	$—	0.30%	to	2.75%	1.70%	to	1.72%	14.97%	to	17.50%
2016	6,206,513	$22.713550	to	$25.020549	$105,698,763	0.30%	to	2.75%	1.58%	to	1.71%	8.19%	to	10.88%
2015	7,596,680	$20.993642	to	$22.566404	$117,508,398	0.30%	to	2.75%	—%	to	1.04%	(1.55)%	to	0.89%
2014	8,967,959	$21.389833	to	$22.367445	$138,122,783	0.30%	to	2.70%	—%	to	—%	1.66%	to	2.74%
HIMCO VIT American Funds International Fund+
2017	—	$19.320956	to	$19.450320	$—	0.30%	to	2.75%	1.08%	to	1.30%	25.73%	to	28.50%
2016	10,136,770	$15.136960	to	$15.366522	$102,462,408	0.30%	to	2.75%	1.12%	to	1.38%	0.47%	to	2.96%
2015	11,735,289	$14.701087	to	$15.294149	$116,227,332	0.30%	to	2.75%	1.24%	to	1.55%	(7.42)%	to	(5.12)%
2014	13,408,879	$15.494184	to	$16.519328	$140,857,233	0.30%	to	2.75%	—%	to	—%	(6.83)%	to	(5.87)%
HIMCO VIT American Funds New World Fund+
2017	—	$18.910513	to	$19.065247	$—	0.30%	to	2.75%	0.40%	to	0.42%	24.32%	to	27.05%
2016	1,392,488	$14.883842	to	$15.335149	$14,610,371	0.30%	to	2.75%	—%	to	2.10%	2.04%	to	4.57%
2015	1,657,732	$14.233036	to	$15.028271	$16,716,582	0.30%	to	2.75%	0.95%	to	1.07%	(6.14)%	to	(3.81)%
2014	2,050,425	$14.796659	to	$16.011178	$21,600,303	0.30%	to	2.75%	—%	to	—%	(13.31)%	to	(12.39)%
MFS® Core Equity Portfolio
2017	1,301,543	$13.226438	to	$13.959757	$17,755,749	0.95%	to	2.80%	0.70%	to	0.94%	21.38%	to	23.65%
2016	1,406,415	$10.896598	to	$11.290111	$15,638,928	0.95%	to	2.80%	0.75%	to	0.78%	8.30%	to	10.32%
2015	1,605,691	$10.061368	to	$10.233670	$16,312,061	0.95%	to	2.80%	0.55%	to	0.56%	0.61%	to	2.34%
MFS® Massachusetts Investors Growth Stock Portfolio
2017	2,297,901	$12.913779	to	$13.669582	$30,561,756	0.85%	to	2.80%	0.62%	to	0.66%	24.88%	to	27.34%
2016	2,709,890	$10.340806	to	$10.734831	$28,561,752	0.85%	to	2.80%	0.54%	to	0.60%	3.15%	to	5.18%
2015	3,001,257	$10.025366	to	$10.206394	$30,361,959	0.85%	to	2.80%	0.36%	to	0.46%	0.25%	to	2.06%
MFS® Research International Portfolio

2017	1,473,804	$11.368649	to	$12.034167	$17,198,828	0.85%	to	2.80%	1.76%	to	1.86%	24.75%	to	27.21%
2016	1,858,294	$9.113093	to	$9.460449	$17,227,854	0.85%	to	2.80%	1.64%	to	1.66%	(3.44)%	to	(1.54)%
2015	2,077,447	$9.438105	to	$9.608632	$19,768,629	0.85%	to	2.80%	1.98%	to	2.08%	(5.62)%	to	(3.91)%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2017 through the date of issuance noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

Hartford Life and Annuity
Insurance Company

Independent Auditors' Report

Financial Statements - Statutory-Basis
As of December 31, 2017 and 2016, and for the
Years Ended December 31, 2017, 2016 and 2015

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

CONTENTS

Page:
Independent Auditors' Report	1-2

Financial Statements - Statutory-Basis:
Admitted Assets, Liabilities and Capital and Surplus	3
Statements of Operations	4
Statements of Changes in Capital and Surplus	5
Statements of Cash Flows	6
Notes to Statutory-Basis Financial Statements	7-46

Deloitte & Touche LLP
185 Asylum St.
Hartford, CT 06103
USA
Tel: 1 860 725 3000
Fax: 1 860 725 3300
www.deloitte.com
INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2017 and 2016, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Connecticut Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Connecticut Insurance Department.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the

United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory- basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2017.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department as described in Note 2 to the statutory-basis financial statements.

April 10, 2018

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY BASIS)

	As of December 31,

	2017	2016
Admitted assets
Bonds	$3,696,842,335	$4,689,164,141
Common and preferred stocks	73,838,948	45,379,137
Mortgage loans on real estate	464,673,234	488,300,660
Contract loans	106,560,855	112,280,295
Cash, cash equivalents and short-term investments	547,296,441	698,597,125
Derivatives	143,250,641	336,978,875
Other invested assets	192,424,442	70,093,932
Total cash and invested assets	5,224,886,896	6,440,794,165

Investment income due and accrued	220,854,519	209,085,493
Amounts recoverable for reinsurance	51,967,527	54,916,714
Federal income tax recoverable	197,125,732	38,825,967
Net deferred tax asset	130,256,000	106,306,495
Receivables from parent, subsidiaries and affiliates	—	199,732
Other assets	35,993,975	60,896,436
Separate Account assets	30,517,487,239	29,882,167,087
Total admitted assets	$36,378,571,888	$36,793,192,089

Liabilities
Aggregate reserves for future benefits	$3,461,094,910	$3,623,418,710
Liability for deposit-type contracts	513,032,575	746,581,792
Policy and contract claim liabilities	35,181,233	21,113,055
Asset valuation reserve	34,894,589	36,012,232
Interest maintenance reserve	20,387,011	19,203,402
Payables to parent, subsidiaries and affiliates	13,126,682	5,659,200
Accrued expense allowances and amounts due from Separate Accounts	(89,645,622)	(118,933,449)
Collateral on derivatives	253,682,064	294,569,146
Other liabilities	480,359,519	369,642,567
Separate Account liabilities	30,517,487,239	29,882,167,087
Total liabilities	35,239,600,200	34,879,433,742

Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	197,246,618	222,837,141
Gross paid-in and contributed surplus	604,729,448	603,493,466
Unassigned surplus	334,495,622	1,084,927,740
Total capital and surplus	1,138,971,688	1,913,758,347

Total liabilities and capital and surplus	$36,378,571,888	$36,793,192,089

See notes to financial statements.

3

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

	For the years ended December 31,

	2017	2016	2015
Revenues
Premiums and annuity considerations	$229,944,396	$283,347,850	$313,111,457
Net investment income	190,038,803	205,285,053	237,932,132
Commissions and expense allowances on reinsurance ceded	50,225,342	53,203,614	60,644,503
Reserve adjustments on reinsurance ceded	(417,797,985)	(376,823,017)	(228,846,619)
Fee income	644,400,420	665,228,513	623,264,983
Other revenues	42,903,753	41,305,613	(4,452,004)
Total revenues	739,714,729	871,547,626	1,001,654,452

Benefits and expenses
Death and annuity benefits	289,643,427	260,507,275	418,149,979
Disability and other benefits	2,827,546	3,054,035	3,042,392
Surrenders and other fund withdrawals	3,751,789,440	4,125,077,593	5,551,496,373
Commissions and expense allowances	178,558,400	181,760,177	226,296,463
Decrease in aggregate reserves for life and accident and health policies	(162,421,037)	(81,399,844)	(166,876,864)
General insurance expenses	123,184,418	89,020,118	79,333,619
Net transfers from Separate Accounts	(3,630,136,263)	(3,953,787,204)	(5,209,213,386)
Modified coinsurance adjustment on reinsurance assumed	(116,528,553)	(118,556,247)	(142,665,330)
Other expenses	32,540,135	39,303,474	(197,464,468)
Total benefits and expenses	469,457,513	544,979,377	562,098,778

Net gain from operations before federal income tax (benefit) expense	270,257,216	326,568,249	439,555,674
Federal income tax (benefit) expense	(49,931,703)	(21,186,059)	26,748,125
Net gain from operations	320,188,919	347,754,308	412,807,549

Net realized capital losses, after tax	(149,376,830)	(201,608,212)	(331,893,122)
Net income	$170,812,089	$146,146,096	$80,914,427

See notes to financial statements.

4

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

	For the years ended December 31,

	2017	2016	2015

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding
Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Gross paid-in and contributed surplus
Balance, beginning of year	603,493,466	604,455,820	1,605,527,920
Capital paid-in (return)	1,235,982	(962,354)	(1,001,072,100)
Balance, end of year	604,729,448	603,493,466	604,455,820

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	222,837,141	252,083,454	315,634,232
Amortization and decreases of gain on inforce reinsurance	(25,590,523)	(29,246,313)	(63,550,778)
Balance, end of year	197,246,618	222,837,141	252,083,454

Unassigned funds
Balance, beginning of year	1,084,927,740	1,766,242,402	1,485,234,878

Net income	170,812,089	146,146,096	80,914,427
Change in net unrealized capital (losses) gains on investments, net of tax	(109,722,808)	39,967,504	102,292,375
Change in net unrealized foreign exchange capital (losses) gains	(14,980,533)	11,711,836	1,376,191
Change in net deferred income tax	(219,472,793)	(80,238,643)	122,153,376
Change in asset valuation reserve	1,117,643	21,541,042	4,838,272
Change in nonadmitted assets	421,814,284	(70,442,497)	(30,567,117)
Dividends to stockholder	(1,000,000,000)	(750,000,000)	—
Balance, end of year	334,495,622	1,084,927,740	1,766,242,402

Capital and surplus
Balance, end of year	$1,138,971,688	$1,913,758,347	$2,625,281,676

See notes to financial statements.

5

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

	For the years ended December 31,

	2017	2016	2015
Operating activities
Premiums and annuity considerations	$231,198,846	$283,021,022	$310,103,532
Net investment income	$199,571,411	$216,241,483	$250,518,416
Reserve adjustments on reinsurance	(417,797,985)	(376,823,017)	(228,846,619)
Miscellaneous income	704,599,200	723,713,529	714,984,650
Total income	717,571,472	846,153,017	1,046,759,979

Benefits paid	4,300,016,692	4,581,667,641	5,979,381,730
Federal income tax (recoveries) payments	(59,115,506)	(362,056,372)	90,526,623
Net transfers from Separate Accounts	(3,659,424,090)	(4,011,134,849)	(5,303,728,406)
Other expenses	226,065,484	184,298,098	165,759,716
Total benefits and expenses	807,542,580	392,774,518	931,939,663
Net cash (used for) provided by operating activities	(89,971,108)	453,378,499	114,820,316

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	2,807,162,298	2,121,491,466	2,365,347,618
Common and preferred stocks	32,840,796	300,600,806	488,448,905
Mortgage loans	85,176,014	74,772,178	82,802,818
Derivatives and other	56,804,882	95,809,299	22,098,147
Total investment proceeds	2,981,983,990	2,592,673,749	2,958,697,488

Cost of investments acquired
Bonds	1,819,659,091	1,920,657,826	2,038,688,138
Common and preferred stocks	55,937,647	11,926,941	451,838,635
Mortgage loans	61,365,000	13,280,000	1,829,406
Derivatives and other	251,102,849	168,856,082	228,276,612
Total investments acquired	$2,188,064,587	$2,114,720,849	$2,720,632,791
Net (decrease) increase in contract loans	$(5,719,439)	$(1,526,220)	$2,502,310
Net cash provided by investing activities	$799,638,842	$479,479,120	$235,562,387

Financing and miscellaneous activities
(Return of) Paid-in surplus	$—	$—	$(1,000,000,000)
Dividends to stockholder	$1,000,000,000	$750,000,000	$—
Other cash provided (used)	$139,031,582	$(51,161,984)	$50,633,260
Net cash used for financing and miscellaneous activities	$(860,968,418)	$(801,161,984)	$(949,366,740)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(151,300,684)	$131,695,635	$(598,984,037)
Cash, cash equivalents and short-term investments, beginning of year	$698,597,125	$566,901,490	$1,165,885,527
Cash, cash equivalents and short-term investments, end of year	$547,296,441	$698,597,125	$566,901,490

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds, common stock and other invested assets	$(24,411,592)	$(54,930,983)	$(83,294,060)
Non-cash acquisitions from invested asset exchanges - bonds, common stock and other invested assets	$(24,411,592)	$(54,930,983)	$(83,294,060)
Capital contribution from parent to settle intercompany balances related to stock compensation	$(1,235,984)	$962,354	$1,072,101
Non-cash impacts of DTA adjustment not yet settled	$(2,160,604)	$—	$—
Non-cash impacts of Tax Reform - tax receivable	$(173,530,179)	$—	$—
Non-cash impacts of Tax Reform and DTA adjustment not yet settled - deferred income tax surplus	$(175,690,783)	$—	$—

See notes to financial statements.

6

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

1. Organization and Description of Business

Hartford Life and Annuity Insurance Company (“HLAI” or the “Company”) is a wholly-owned subsidiary of Hartford Life International Holding Company ("HLIHC"), which is a direct subsidiary of Hartford Life Insurance Company (“HLIC”). HLIC is indirectly owned by The Hartford Financial Services Group, Inc. (“The Hartford”).

On March 29, 2016, The Hartford received permission from the State of Connecticut Department of Insurance (“the Department”) to change the ownership structure of certain of its affiliates to re-align affiliates more closely with the businesses they support. As a result, effective April 1, 2016, HLAI sold its former subsidiary, HLIHC to its parent, HLIC, resulting in an immaterial realized loss. In addition, HLIC contributed its ownership interest in HLAI to HLIHC, and therefore HLIHC became HLAI's new parent company. These changes did not result in a material impact to HLAI's surplus or its results of operations.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by The Department. The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2017	2016	2015
Net income
1. HLAI state basis			$170,812,089	$146,146,096	$80,914,427
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	4	2,328,071	(16,229,745)	(8,788,709)
			2,328,071	(16,229,745)	(8,788,709)
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61	4	$168,484,018	$162,375,841	$89,703,136
Surplus
5. HLAI state basis			$1,138,971,688	$1,913,758,348	$2,625,281,676
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	5	122,009,617	119,681,546	135,911,291
			122,009,617	119,681,546	135,911,291
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61	5	$1,016,962,071	$1,794,076,802	$2,489,370,385

Had the revised federal corporate tax rate of 21%, which is effective January 1, 2018, been in effect on December 31, 2017, the 2017 impact to surplus would have been $148,288,611.

7

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.
for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.
recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.
development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

4.	exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

5.
establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.
the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

8

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

7.
for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder’s Equity;

8.
for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.
the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.
deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

11.	comprehensive income and its components are not presented in the statutory-basis financial statements;

12.
for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

13.
embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1960, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.40% to 11.25% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

9

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2017 and 2016, the Company had $177,490,344 and $4,143,023,889, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2017 and 2016 totaled $1,047,651 and $13,621,544, respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2017 is presented below:

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
A. Subject to discretionary withdrawal
1. With market value adjustment	$15,581,705	$—	$—	$15,581,705	0.05%
2. At book value less current surrender charge of 5% or more	10,694,581	—	—	10,694,581	0.04%
3. At fair value	—	—	25,194,745,201	25,194,745,201	87.70%
4. Total with market value adjustment or at fair value	26,276,286	—	25,194,745,201	25,221,021,487	87.79%
5. At book value without adjustment (minimal or no charge or adjustment)	2,042,617,542	—	—	2,042,617,542	7.11%
B. Not subject to discretionary withdrawal	1,068,655,529	—	396,314,401	1,464,969,930	5.10%
C. Total (gross)	3,137,549,357	—	25,591,059,602	28,728,608,959	100.00%
D. Reinsurance ceded	62,440	—	—	62,440
E. Total (net)	$3,137,486,917	$—	$25,591,059,602	$28,728,546,519

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$2,617,473,813
2. Exhibit 5, Supplementary Contract Section, Total (net)	6,980,528
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	513,032,576
4. Subtotal	3,137,486,917
Separate Account Annual Statement:
5. Exhibit 3, Annuities Section, Total (net)	25,591,059,602
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	25,591,059,602
12. Combined total	$28,728,546,519

10

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Investments

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balances, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2017 and 2016.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $34,894,589 and $36,012,232 as of December 31, 2017 and 2016, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2017 and 2016 were $20,387,011, and $19,203,402, respectively. The net capital gains (losses) captured in the IMR, net of taxes, in 2017, 2016, and 2015 were $8,523,401, $15,726,619 and $(63,512,225), respectively. The amount of income (expense) amortized from the IMR net of taxes in 2017, 2016, and 2015 included in the Company’s Statements of Operations, was $7,339,792, $6,777,899 and $(49,059,968), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

11

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.

For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $187,586, $5,362,782, and $7,826,222 for the years ended December 31, 2017, 2016 and 2015, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were $1,144,086 and $5,990,918 for the years ended December 31, 2016 and 2015, and were immaterial for the year ended December 31, 2017. See additional information on OTTI in Section J of Note 3.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2017, 2016 and 2015, the Company had immaterial impaired mortgage loans on real estate with related allowances for credit losses.

The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Derivatives). The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

12

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

3. Investments

a. Components of Net Investment Income

	For the years ended December 31,
	2017	2016	2015
Interest income from bonds and short-term investments	$175,346,693	$188,967,631	$212,173,262
Interest income from contract loans	18,784	24,306	(860,400)
Interest income from mortgage loans on real estate	19,696,508	22,867,735	27,636,257
Interest and dividends from other investments	4,993,025	2,463,691	9,425,680
Gross investment income	200,055,010	214,323,363	248,374,799
Less: Investment expenses	10,016,207	9,038,310	10,442,667
Net investment income	$190,038,803	$205,285,053	$237,932,132

b. Components of Net Unrealized Capital Gains on Bonds and Short-Term Investments

	As of December 31,
	2017	2016	2015
Gross unrealized capital gains	$209,510,215	$173,957,790	$189,327,113
Gross unrealized capital losses	(13,461,424)	(38,769,844)	(61,909,343)
Net unrealized capital gains	196,048,791	135,187,946	127,417,770
Balance, beginning of year	135,187,946	127,417,770	319,943,475
Change in net unrealized capital gains on bonds and
and short-term investments	$60,860,845	$7,770,176	$(192,525,705)

13

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

c. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks

	As of December 31,
	2017	2016	2015
Gross unrealized capital gains	$1,793,624	$1,930,896	$3,883,408
Gross unrealized capital losses	(1,118,162)	(2,700,950)	(23,475,228)
Net unrealized capital gains (losses)	675,462	(770,054)	(19,591,820)
Balance, beginning of year	(770,054)	(19,591,820)	(15,015,722)
Change in net unrealized capital gains/losses on
common and preferred stocks	$1,445,516	$18,821,766	$(4,576,098)

d. Components of Net Realized Capital Losses

	For the years ended December 31,
	2017	2016	2015
Bonds and short-term investments	$26,433,320	$25,530,969	$(5,975,818)
Common stocks - unaffiliated	1,803,956	(49,415,502)	(13,150,711)
Common stocks - affiliated	—	(2,280,967)	—
Mortgage loans on real estate	—	—	(16,111)
Derivatives	(164,601,714)	(70,832,408)	(384,873,378)
Other invested assets	1,557,619	(84,478,613)	2,791,047
Net realized capital losses	(134,806,819)	(181,476,521)	(401,224,971)
Capital loss tax expense (benefit)	6,046,610	4,405,072	(5,819,624)
Net realized capital losses, after tax	(140,853,429)	(185,881,593)	(395,405,347)
Less: Amounts transferred to IMR	8,523,401	15,726,619	(63,512,225)
Net realized capital losses, after tax	$(149,376,830)	$(201,608,212)	$(331,893,122)
The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities, calls and impairments):

	For the years ended December 31,
	2017	2016	2015
Bonds and short-term investments
Sale proceeds	$2,722,996,316	$1,761,151,435	$2,154,309,992
Gross realized capital gains on sales	28,234,411	35,200,706	24,373,425
Gross realized capital losses on sales	(13,584,556)	(14,709,927)	(19,104,209)
Unaffiliated common and preferred stock
Sale proceeds	31,036,839	262,867,397	436,339,817
Gross realized capital gains on sales	2,088,874	15,970,430	12,848,976
Gross realized capital losses on sales	(284,918)	(64,241,845)	(20,611,631)

Additionally, for the year ended December 31, 2017, there was $3,340,354 of  investment income generated on 42 securities as a result of prepayment penalties and acceleration fees on disposed securities with callable features.

14

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

e. Investments - Derivative Instruments

Overview

The Company utilizes a variety of OTC derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

15

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2017 and 2016 are disclosed in the table presented below. During the years 2017 and 2016, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2017 and 2016, the average fair values for derivatives held for other investment and/or risk management activities were $(77,690,974) and $(3,537,318), respectively. The Company did not have any unrealized gains or losses during 2017 and 2016 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2017			As of December 31, 2016
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate swaps	$25,000	$(56)	$—	$60,000	$78	$—
Foreign currency swaps	16,876	(1,587)	(1,289)	7,490	58	302
Fixed payout annuity hedge	444,032	(169,535)	—	665,795	(262,855)	—
Replication transactions
Credit default swaps	83,800	2,084	1,693	43,800	407	79
Other investment and/or Risk Management activities
Credit default swaps	2,833	(30)	(30)	8,793	(84)	(84)
Credit default swaps - offsetting	10,798	—	—	191,738	(7)	(7)
Foreign currency swaps and forwards	176,033	(3,415)	(3,415)	151,189	8,763	8,763
GMWB hedging derivatives	6,810,992	56,231	56,231	7,082,191	87,414	87,414
Interest rate swaps - offsetting	371,110	(14,429)	(14,429)	392,010	(18,651)	(18,651)
Macro hedge program	5,919,909	24,331	24,331	5,505,861	155,278	155,278
Total	$13,861,383	$(106,406)	$63,092	$14,108,867	$(29,599)	$233,094

Cash Flow Hedges

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. There were no gains and (losses) in unrealized gains and losses related to cash flow hedges for the years ended December 31, 2017 and 2016 that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Fixed payout annuity hedge: The Company formerly assumed certain variable annuity products with a guaranteed minimum income benefit ("GMIB") and continues to reinsure certain yen denominated fixed payout annuities. The Company invests in U.S. dollar denominated assets to support the reinsurance liability. The Company entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S dollar denominated assets and the yen denominated fixed liability reinsurance payments.

Replication Transactions

Credit default swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit risk is hedged by buying protection on a specific entity by pairing with highly rated fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

16

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015
Credit default swaps	$(81)	$953	$867
Credit default swaps - offsetting	(1,673)	(450)	(564)
Foreign currency swaps and forwards	5,417	(520)	—
GMWB hedging derivatives	(62,624)	(19,968)	(277,539)
Equity index swaps, options, and futures	(311)	57,712	3,006
Commodity options	—	—	(1,020)
Interest rate swaps and swaptions	2,968	947	(836)
Interest rate swaps - offsetting	286	9,548	—
Macro hedge program	(106,307)	(96,490)	(13,786)
Total	$(162,325)	$(48,268)	$(289,872)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Foreign currency swaps and forwards: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Commodity options: During 2015, the Company purchased put option contracts on West Texas Intermediate oil futures in order to partially offset potential losses related to certain fixed maturity securities that could arise if oil prices decline substantially. The Company has since reduced its exposure to the targeted fixed maturity securities, and therefore, these options were terminated at the end of 2015.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

17

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

As of December 31, 2017
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure	$33,800	$901	$690	5 year	Corporate Credit/ Foreign Gov.	A-	$—	$—	$—
Basket credit default swaps [4]
Investment grade risk exposure	50,000	5	1,003	5 year	Corporate Credit	BBB+	—	—	—
Below investment grade	4,493	368	368	3 years	Corporate Credit	B+	4,493	(368)	(368)
Investment grade risk exposure	906	(3)	(3)	0 year	CMBS Credit	AAA-	906	3	3
Total	$89,199	$1,271	$2,058				$5,399	$(365)	$(365)

As of December 31, 2016
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure	$49,600	$279	$294	1 year	Corporate Credit/ Foreign Gov.	A+	$40,800	$(264)	$(264)
Basket credit default swaps [4]
Investment grade risk exposure	33,000	499	309	5 years	Corporate Credit	BBB+	—	—	—
Below investment grade	4,585	320	320	4 years	Corporate Credit	B	4,585	(321)	(321)
Investment grade risk exposure	52,484	(255)	(408)	1 year	CMBS Credit	AA+	50,484	142	142
Total	$139,669	$843	$515				$95,869	$(443)	$(443)

[1]
The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.

[4]
Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

18

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2017, 2016, and 2015 the Company had no losses on derivative instruments due to counterparty nonperformance.

f. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2017 and 2016, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies and short-term investment pool, greater than 10% of the Company’s capital and surplus.

19

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

g. Bonds, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2017	Value	Gains	Losses	Value
U.S. government and government agencies and authorities
Guaranteed and sponsored - excluding asset-backed	$327,950,036	$41,043,850	$(819,813)	$368,174,073
Guaranteed and sponsored - asset-backed	364,393,794	6,045,146	(1,631,931)	368,807,009
States, municipalities and political subdivisions	84,237,814	12,605,530	(98,718)	96,744,626
International governments	93,439,858	3,569,134	(396,515)	96,612,477
All other corporate - excluding asset-backed	2,135,965,912	136,043,736	(7,178,674)	2,264,830,974
All other corporate - asset-backed	690,438,462	10,061,255	(3,329,942)	697,169,775
Hybrid securities	416,460	141,344	—	557,804
Short-term investments	153,553,763	220	(5,831)	153,548,152
Total bonds, cash equivalents and short-term investments	$3,850,396,099	$209,510,215	$(13,461,424)	$4,046,444,890

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2017	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$70,773,518	$1,716,938	$(1,118,162)	$71,372,294
Total common stocks	$70,773,518	$1,716,938	$(1,118,162)	$71,372,294

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2017	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,466,654	$76,686	$—	$2,543,340
Total preferred stocks	$2,466,654	$76,686	$—	$2,543,340

		Gross	Gross	Estimated
Bonds and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2016	Value	Gains	Losses	Value
U.S. government and government agencies and authorities:
Guaranteed and sponsored - excluding asset-backed	$465,080,828	$32,198,795	$(2,719,966)	$494,559,657
Guaranteed and sponsored - asset-backed	581,469,250	9,875,118	(5,724,597)	585,619,771
States, municipalities and political subdivisions	80,798,916	7,956,662	(201,852)	88,553,726
International governments	70,782,078	1,339,847	(1,336,688)	70,785,237
All other corporate - excluding asset-backed	2,709,087,278	114,015,488	(19,467,991)	2,803,634,775
All other corporate - asset-backed	781,529,331	8,473,282	(9,317,416)	780,685,197
Hybrid securities	416,460	98,493	—	514,953
Short-term investments	346,727,725	105	(1,334)	346,726,496
Total bonds and short-term investments	$5,035,891,866	$173,957,790	$(38,769,844)	$5,171,079,812

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2016	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$43,637,332	$1,884,938	$(2,700,950)	$42,821,320
Total common stocks	$43,637,332	$1,884,938	$(2,700,950)	$42,821,320

20

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2016	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,557,817	$45,958	$—	$2,603,775
Total preferred stocks	$2,557,817	$45,958	$—	$2,603,775

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2017 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations, (are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$562,502,761	$566,613,175
Due after one year through five years	1,262,998,519	1,289,639,723
Due after five years through ten years	973,895,960	984,613,411
Due after ten years	1,050,998,859	1,205,578,581
Total	$3,850,396,099	$4,046,444,890

At December 31, 2017 and 2016, securities with a statement value of $4,143,111 and $3,981,108, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

h. Mortgage Loans on Real Estate

The Company had a maximum and minimum lending rate of 4.37% and 3.32% for loans during 2017 and had a maximum and minimum lending rate of 4.03% and 3.39% during 2016. During 2017 and 2016, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2017 and 2016, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79% and 74%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2017 and 2016, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2017 and 2016, there were impaired loans with a related allowance for credit losses of $25,020 and $169,387 with no interest income recognized during the period the loans were impaired.

i. Restructured Debt in which the Company is a Creditor

The Company had recorded immaterial investments in restructured loans in years ended December 31, 2017 and 2016, and $184,551 in 2015. The realized capital losses related to these loans were immaterial in the years ended December 31, 2017 and 2016, and $914,375 in 2015.

j.	Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. OTTI recognized for the years ended December 31, 2017, December 31, 2016 and December 31, 2015 were not material. The limited partnership was impaired because its cost basis sustained a decline in value that the Company determined to be other-than-temporary. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.

In November 2016, the Company impaired the carrying value of its affiliated investment, Hartford Financial Service Corp (HFSC), to its current fair value, based on the length of time, the extent to which the value was less than the cost and recent returns of capital further diminishing future prospects, resulting in a realized loss of $76 million offset by an unrealized gain of the same amount.

21

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

k. Security Lending, Repurchase Agreements and Other Collateral Transactions

The Company enters into securities financing transactions as a way to earn income on securities loaned (securities lending) or on securities sold and repurchased (repurchase agreements). Under a securities lending program, the Company lends certain bonds within the corporate, foreign government/government agencies, and municipal sectors as well as stocks to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s financial statements. Additional collateral is obtained if the fair value of the collateral falls below100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or bonds and is reported as Securities lending reinvested collateral assets on the Statements of Admitted Assets, Liabilities and Capital and Surplus. Income associated with securities lending transactions is reported as a component of net investment income on the Company’s Statements of Operations.

As of December 31, 2017, and 2016, the fair value of loaned securities was approximately $115,602,325 and $7,069,156, respectively, reported in Bonds. As of December 31, 2017 and 2016, the associated liability for cash collateral received was $119,613,212 and $7,369,862, respectively, reported in Other liabilities, in the accompanying Statements of Admitted Assets, Liabilities and Capital and Surplus with no stated maturity date. The Company also received $0 and $1,104,062 of securities collateral as of December 31, 2017 and 2016 respectively, which was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2017 and 2016, the securities acquired from the use of the collateral in connection with our securities lending program were short term bond investments and cash equivalents with amortized cost approximating fair value of $119,613,212 and $6,265,800, respectively. The Company did not have securities lending transactions that extend beyond one year from the reporting date.

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2017 and 2016, the Company had no outstanding repurchase agreements.

Reinvested proceeds from repurchase agreements and securities lending transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements, dollar repurchase agreements, or securities lending agreements on the Company’s liquidity and capital position are stress tested monthly, under The Hartford's Liquidity Risk Policy.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2017 and 2016, securities pledged of $209,945,649 and $299,680,663, respectively, were included in Bonds and Cash and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $16,646,250 and $18,954,090, respectively, as of

22

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

December 31, 2017 and 2016, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2017 and 2016, the Company accepted cash collateral associated with derivative instruments with a statement value of $253,682,064 and $294,569,146, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The Company also accepted securities collateral as of December 31, 2017 and 2016 of $986 and $66,074,099, respectively, of which the Company has the ability to sell or repledge $0 and $55,798,989, respectively. As of December 31, 2017 and 2016, the statement value of repledged securities totaled $0 and the Company did not sell any securities. In addition, as of December 31, 2017 and 2016, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

l. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2017 and 2016.

23

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2017:

	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$90,864	$90,189	$(675)	$11,142	$10,998	$(144)	$102,006	$101,187	$(819)
Guaranteed & sponsored - asset-backed	111,536	110,811	(725)	23,922	23,015	(907)	135,458	133,826	(1,632)
States, municipalities & political subdivisions	8,516	8,451	(65)	705	671	(34)	9,221	9,122	(99)
International governments	25,070	24,817	(253)	2,387	2,244	(143)	27,457	27,061	(396)
All other corporate - excluding asset-backed	267,115	265,419	(1,696)	170,524	165,042	(5,482)	437,639	430,461	(7,178)
All other corporate - asset-backed	120,028	119,253	(775)	81,986	79,431	(2,555)	202,014	198,684	(3,330)
Short-term investments	18,975	18,969	(6)	—	—	—	18,975	18,969	(6)
Total fixed maturities	642,104	637,909	(4,195)	290,666	281,401	(9,265)	932,770	919,310	(13,460)
Common stock-unaffiliated	505	502	(3)	22,597	20,451	(2,146)	23,102	20,953	(2,149)
Total stocks	505	502	(3)	22,597	20,451	(2,146)	23,102	20,953	(2,149)
Total securities	$642,609	$638,411	$(4,198)	$313,263	$301,852	$(11,411)	$955,872	$940,263	$(15,609)
The following table presents amortized cost, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2016:

	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$91,139	$88,419	$(2,720)	$—	$—	$—	$91,139	$88,419	$(2,720)
Guaranteed & sponsored - asset-backed	241,611	236,429	(5,182)	16,729	16,186	(543)	258,340	252,615	(5,725)
States, municipalities & political subdivisions	4,372	4,170	(202)	—	—	—	4,372	4,170	(202)
International governments	30,897	29,807	(1,090)	1,721	1,474	(247)	32,618	31,281	(1,337)
All other corporate - excluding asset-backed	557,404	542,874	(14,530)	75,660	70,722	(4,938)	633,064	613,596	(19,468)
All other corporate - asset-backed	364,182	356,112	(8,070)	84,046	82,799	(1,247)	448,228	438,911	(9,317)
Short-term investments	2,852	2,851	(1)	—	—	—	2,852	2,851	(1)
Total fixed maturities	1,292,457	1,260,662	(31,795)	178,156	171,181	(6,975)	1,470,613	1,431,843	(38,770)
Common stock-unaffiliated	1,893	1,893	—	26,806	24,105	(2,701)	28,699	25,998	(2,701)
Total stocks	1,893	1,893	—	26,806	24,105	(2,701)	28,699	25,998	(2,701)
Total securities	$1,294,350	$1,262,555	$(31,795)	$204,962	$195,286	$(9,676)	$1,499,312	$1,457,841	$(41,471)

As of December 31, 2017, fixed maturities, comprised of 394 securities, accounted for approximately 98% of the Company’s total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities concentrated in the energy, consumer non-cyclical, and utilities sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2017, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The decrease in unrealized losses during 2017 was primarily attributable to tighter credit spreads.

Most of the securities depressed for twelve months or more primarily related to CMBS, and corporate securities concentrated in the energy, consumer non-cyclical, and utilities sectors. These sectors were primarily depressed because current market spreads are wider than spreads at the securities' respective purchase dates. Certain other corporate securities were depressed because the securities have floating rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. As of December 31, 2017, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2017.

24

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

m. Loan-backed and Structured Securities OTTI

For the year ended December 31, 2017, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI recognized during 2017 for loan-backed securities held as of December 31, 2017 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

1			2	3	4	5	6	7
			Book/Adj
			Carrying
			Value					Date of
			Amortized	Present Value				Financial
			Cost Before	of		Amortized	Fair	Statement
			Current Period	Projected	Recognized	Cost After	Value at	Where
CUSIP			OTTI	Cash Flows	OTTI	OTTI	Time of OTTI	Reported
059497	BW	6	$471,371	$347,269	$124,102	$347,269	$459,354	3/31/2017
38379K	QF	8	59,028	56,870	2,158	56,870	58,226	6/30/2017
07388N	AX	4	163,391	115,866	47,525	115,866	69,534	9/30/2017
Total					$173,785

n. Structured Notes

The following tables summarize structured notes as of December 31, 2017 and 2016:

December 31, 2017
CUSIP Identification			Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (Yes/No)
039483	BB	7	$8,385,689	$8,862,853	$8,347,291	No
V25125	BD	2	1,020,080	1,037,334	1,022,043	No
98417E	AR	1	3,809,405	4,088,285	3,807,618	No
785592	AD	8	2,559,011	2,746,666	2,549,722	No
3137G0	AL	3	860,674	889,982	861,405	Yes
3137G0	FT	1	874,773	900,645	875,745	Yes
3137G0	GT	0	1,130,890	1,170,581	1,130,914	Yes
Total			$18,640,522	$19,696,346	$18,594,738

25

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

December 31, 2016
CUSIP Identification			Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (Yes/No)
039483	BB	7	$8,385,689	$9,019,180	$8,353,719	NO
30711X	AA	2	506,780	510,946	506,780	YES
V25125	BD	2	1,057,861	996,320	1,059,051	NO
62718Q	AA	3	10,994,565	11,057,310	10,999,435	NO
785592	AD	8	2,559,011	2,657,313	2,557,721	NO
3137G0	AL	3	1,021,208	1,048,601	1,021,646	YES
3137G0	AX	7	217,504	223,141	217,935	YES
3137G0	EW	5	502,520	523,647	502,259	YES
3137G0	FT	1	1,434,891	1,474,306	1,435,653	YES
3137G0	FW	4	2,500,000	2,622,893	2,500,000	YES
3137G0	GT	0	2,464,634	2,536,137	2,464,661	YES
3137G0	HF	9	1,250,000	1,283,020	1,250,000	YES
Total			$32,894,663	$33,952,814	$32,868,860

o. 5* Securities

A 5* is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or Obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.  The 5* securities for the Company are immaterial.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company's estimates of fair value for financial assets and liabilities are based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3)

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2	Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

26

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ended December 31, 2017 and 2016. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

The following table presents assets and (liabilities) carried at fair value by hierarchy level:

As of December 31, 2017
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$2,824	$2,824
	Common stocks - unaffiliated	71,372	—	—	71,372
	Total bonds and stocks	71,372	—	2,824	74,196
	Derivative assets
	Credit derivatives	—	2,095	—	2,095
	Interest rate derivatives	—	1,158	—	1,158
	GMWB hedging instruments	—	53,717	43,915	97,632
	Macro hedge program	—	—	42,366	42,366
	Total derivative assets	—	56,970	86,281	143,251
	Separate Account assets [1]	30,502,251	—	—	30,502,251
	Total assets accounted for at fair value	$30,573,623	$56,970	$89,105	$30,719,698
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$—	$(432)	$—	$(432)
	Foreign exchange derivatives	—	(4,704)	—	(4,704)
	Interest rate derivatives	—	(15,587)	—	(15,587)
	GMWB hedging instruments	—	(17,851)	(23,550)	(41,401)
	Macro hedge program	—	—	(18,035)	(18,035)
	Total liabilities accounted for at fair value	$—	$(38,574)	$(41,585)	$(80,159)

[1]	Excludes approximately $15.2 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

As of December 31, 2016
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$6,881	$6,881
	Common stocks - unaffiliated	42,821	—	—	42,821
	Total bonds and stocks	42,821	—	6,881	49,702
	Derivative assets
	Credit derivatives	—	1,105	—	1,105
	Interest rate derivatives	—	2,358	—	2,358
	Foreign exchange derivatives	—	9,066	—	9,066
	GMWB hedging instruments	—	66,755	81,033	147,788
	Macro hedge program	—	9,121	167,541	176,662
	Total derivative assets	—	88,405	248,574	336,979
	Separate Account assets [1]	29,866,541	—	—	29,866,541
	Total assets accounted for at fair value	$29,909,362	$88,405	$255,455	$30,253,222
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$—	$(1,117)	$—	$(1,117)
	Interest rate derivatives	—	(21,009)	—	(21,009)
	GMWB hedging instruments	—	(25,560)	(34,814)	(60,374)
	Macro hedge program	—	—	(21,384)	(21,384)
	Total liabilities accounted for at fair value	$—	$(47,686)	$(56,198)	$(103,884)

[1]	Excludes approximately $15.6 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Investment Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee, a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group (“Derivatives Working Group”), which include various investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by management using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The Company's process is similar to the third-party pricing services. The Company develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Securities Working Group performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analyses and is overseen by investment and accounting professionals. As a part of these analyses, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee.

The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

The Derivatives Working Group performs ongoing analyses of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. On a daily basis, market valuations are compared to counterparty valuations for OTC derivatives. There are monthly analyses to

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 debt securities, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion:

Level 2
The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

ABS, CDOs, CMBS and RMBS - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. ABS and RMBS prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.

Equity derivatives - Primary inputs include equity index levels.

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3
Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, CDOs and RMBS primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility, swap yield curves beyond observable limits, and commodity price curves.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Separate Account assets

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations.

As of December 31, 2017 and December 31, 2016, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2017
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	$2,739	Option model	Equity volatility	27%	30%	Increase
Equity variance swaps	(19,800)	Option model	Equity volatility	19%	19%	Increase
Customized swaps	37,426	Discounted cash flows	Equity volatility	7%	26%	Increase
Macro hedge program
Equity options [2]	30,687	Option model	Equity volatility	26%	31%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2016
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	$18,933	Option model	Equity volatility	27%	30%	Increase
Equity variance swaps	(31,017)	Option model	Equity volatility	20%	23%	Increase
Customized swaps	58,303	Discounted cash flows	Equity volatility	12%	30%	Increase
Macro hedge program
Equity options [2]	165,972	Option model	Equity volatility	17%	27%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include corporate bonds and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2017 and 2016, no significant adjustments were made by the Company to broker prices received.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2017 and 2016:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan.1, 2017	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2017
Assets
All other corporate bonds – asset-backed	$6,881	$547	$—	$(6,578)	$(180)	$2,700	$—	$(546)	$2,824
Total bonds and stocks	6,881	547	—	(6,578)	(180)	2,700	—	(546)	2,824
Derivatives
GMWB hedging instruments	46,219	—	—	—	(25,854)	—	—	—	20,365
Macro hedge program	146,157	—	—	—	1,032		—	(122,858)	24,331
Total derivatives [3]	192,376	—	—	—	(24,822)	—	—	(122,858)	44,696
Total assets	$199,257	$547	$—	$(6,578)	$(25,002)	$2,700	$—	$(123,404)	$47,520

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2016	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2016
Assets
All other corporate bonds	$—	$15,000	$—	$(4,504)	$—	$—	$(10,500)	$4	$—
All other corporate bonds – asset-backed	9	—	—	—	20	7,144	—	(292)	6,881
Common stocks - unaffiliated	2	—	—	—	(1)	—	(1)	—	—
Total bonds and stocks	11	15,000	—	(4,504)	19	7,144	(10,501)	(288)	6,881
Derivatives
Equity derivatives	—	—	—	—	(1,173)	1,173	—	—	—
GMWB hedging instruments	84,640	—	6,022	—	(44,443)	—	—	—	46,219
Macro hedge program	136,597	—	—	—	(28,073)	46,455	—	(8,822)	146,157
Total derivatives [3]	221,237	—	6,022	—	(73,689)	47,628	—	(8,822)	192,376
Total assets	$221,248	$15,000	$6,022	$(4,504)	$(73,670)	$54,772	$(10,501)	$(9,110)	$199,257

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2017
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$3,892,897	$3,696,842	$51,592	$3,643,186	$198,119	$—
Preferred stocks - unaffiliated	2,543	2,467	—	2,543	—	—
Common stocks - unaffiliated	71,372	71,372	71,372	—	—	—
Mortgage loans	474,340	464,673	—	—	474,340	—
Cash, cash equivalents and short-term investments - unaffiliated	547,291	547,296	424,597	122,694	—	—
Derivative related assets	(26,055)	143,251	—	(112,336)	86,281	—
Contract loans	106,561	106,561	—	—	106,561	—
Surplus debentures	16,454	13,710	—	16,454	—	—
Low-income housing tax credits	564	564	—	—	564	—
Securities lending reinvested collateral assets	119,609	119,613	—	119,609	—	—
Separate Account assets [1]	30,502,251	30,502,251	30,502,251	—	—	—
Total assets	$35,707,827	$35,668,600	$31,049,812	$3,792,150	$865,865	$—
Liabilities
Liability for deposit-type contracts	$(513,033)	$(513,033)	$—	$—	$(513,033)	$—
Derivative related liabilities	(80,350)	(80,159)	—	(38,764)	(41,586)	—
Separate Account liabilities	(30,502,251)	(30,502,251)	(30,502,251)	—	—	—
Total liabilities	$(31,095,634)	$(31,095,443)	$(30,502,251)	$(38,764)	$(554,619)	$—

[1]	Excludes approximately $15.2 million, at December 31, 2017, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

33

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

(Amounts in thousands)	December 31, 2016
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Assets
Bonds and short-term investments - unaffiliated	$5,171,080	$5,035,892	$238,111	$4,706,898	$226,071	$—
Preferred stocks - unaffiliated	2,604	2,558	—	2,604	—	—
Common stocks - unaffiliated	42,821	42,821	42,821	—	—	—
Mortgage loans	495,542	488,301	—	—	495,542	—
Derivative related assets	74,146	336,979	—	(174,427)	248,573	—
Contract loans	112,280	112,280	—	—	112,280	—
Surplus debentures	14,357	12,846	—	14,357	—	—
Low-income housing tax credits	704	704	—	—	704	—
Securities lending reinvested collateral assets	6,266	6,266	6,266	—	—	—
Separate Account assets [1]	29,866,541	29,866,541	29,866,541	—	—	—
Total assets	$35,786,341	$35,905,188	$30,153,739	$4,549,432	$1,083,170	$—
Liabilities
Liability for deposit-type contracts	$(746,582)	$(746,582)	$—	$—	$(746,582)	$—
Derivative related liabilities	(103,745)	(103,884)	—	(47,547)	(56,198)	—
Separate Account liabilities	(29,866,541)	(29,866,541)	(29,866,541)	—	—	—
Total liabilities	$(30,716,868)	$(30,717,007)	$(29,866,541)	$(47,547)	$(802,780)	$—

[1]	Excludes approximately $15.6 million, at December 31, 2016, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans.

At December 31, 2017 and 2016 the Company had no investments where it was not practicable to estimate fair value.

5. Income Taxes

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Reform”).  Tax Reform establishes new tax laws that will affect 2018, including, but not limited to, (1) reduction of the U.S. federal corporate income tax rate from 35% to 21%, (2) elimination of the corporate alternative minimum tax (AMT) and changing how existing AMT credits can be realized, (3) limitations on the deductibility of certain executive compensation, (4) changes to the discounting of statutory reserves for tax purposes, and (5) limitations on net operating losses (NOLs) generated after December 31, 2017. Additional information regarding the impacts of Tax Reform is disclosed throughout Note 5 below.

The Company's AMT credits of $173,530,180 have been reclassified to Federal income tax recoverable as a current income tax receivable as Tax reform allows for the refund of AMT credits over time but no later than 2022.

34

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

A The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2017
			Ordinary	Capital	Total
	(a)	Gross DTA	$475,442,749	$4,265,999	$479,708,748
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	475,442,749	4,265,999	479,708,748
	(d)	Deferred tax assets nonadmitted	315,490,484	—	315,490,484
	(e)	Subtotal net admitted deferred tax assets	159,952,265	4,265,999	164,218,264
	(f)	Deferred tax liabilities	28,399,486	5,562,778	33,962,264
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$131,552,779	$(1,296,779)	$130,256,000

2				2017
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	131,552,779	(1,296,779)	130,256,000
		(1) DTAs expected to be realized after the balance sheet date	131,552,779	(1,296,779)	130,256,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	151,307,353
	(c)	DTAs offset against DTLs	28,399,486	5,562,778	33,962,264
	(d)	DTAs admitted as a result of application of SSAP No. 101	$159,952,265	$4,265,999	$164,218,264

3	(a)	Ratio % used to determine recovery period and threshold limitation	668%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,008,715,688

4			2017
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$475,442,749	$4,265,999
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$159,952,265	$4,265,999
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	66%	0%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1				2016
			Ordinary	Capital	Total
	(a)	Gross DTA	$962,373,665	$6,847,726	$969,221,391
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	962,373,665	6,847,726	969,221,391
	(d)	Deferred tax assets nonadmitted	740,325,673	—	740,325,673
	(e)	Subtotal net admitted deferred tax assets	222,047,992	6,847,726	228,895,718
	(f)	Deferred tax liabilities	121,363,413	1,225,810	122,589,223
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$100,684,579	$5,621,916	$106,306,495

35

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

2				2016
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	100,684,579	5,621,916	106,306,495
		(1) DTAs expected to be realized after the balance sheet date	100,684,579	5,621,916	106,306,495
		(2) DTAs allowed per limitation threshold	XXX	XXX	271,117,778
	(c)	DTAs offset against DTLs	121,363,413	1,225,810	122,589,223
	(d)	DTAs admitted as a result of application of SSAP No. 101	$222,047,992	$6,847,726	$228,895,718

3	(a)	Ratio % used to determine recovery period and threshold limitation	2,215%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,807,451,853

4			2016
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$962,373,665	$6,847,726
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$222,047,992	$6,847,726
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	47%	8%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1			Change During 2017
			Ordinary	Capital	Total
	(a)	Gross DTA	$(486,930,916)	$(2,581,727)	$(489,512,643)
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	(486,930,916)	(2,581,727)	(489,512,643)
	(d)	Deferred tax assets nonadmitted	(424,835,189)	—	(424,835,189)
	(e)	Subtotal net admitted deferred tax assets	(62,095,727)	(2,581,727)	(64,677,454)
	(f)	Deferred tax liabilities	(92,963,927)	4,336,968	(88,626,959)
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$30,868,200	$(6,918,695)	$23,949,505

2			Change During 2017
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	30,868,200	(6,918,695)	23,949,505
		(1) DTAs expected to be realized after the balance sheet date	30,868,200	(6,918,695)	23,949,505
		(2) DTAs allowed per limitation threshold	XXX	XXX	(119,810,425)
	(c)	DTAs offset against DTLs	(92,963,927)	4,336,968	(88,626,959)
	(d)	DTAs admitted as a result of application of SSAP No. 101	$(62,095,727)	$(2,581,727)	$(64,677,454)

36

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

3	(a)	Ratio % used to determine recovery period and threshold limitation	(1,546)%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$(798,736,165)

4			Change During 2017
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$(486,930,916)	$(2,581,727)
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$(62,095,727)	$(2,581,727)
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	19%	(8)%

B.	DTLs are not recognized for the following amounts:

Not Applicable.

C.	Significant Components of Income Taxes Incurred

1.	The components of current income tax (benefit)/expense are as follows:
			2017	2016	Change
	(a)	Federal	$(49,931,703)	$(21,186,059)	$(28,745,644)
	(b)	Foreign	—	—	—
	(c)	Subtotal	(49,931,703)	(21,186,059)	(28,745,644)
	(d)	Federal income tax on net capital gains	6,046,610	4,405,072	1,641,538
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$(43,885,093)	$(16,780,987)	$(27,104,106)

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2017	2016	Change
	DTA: Ordinary
	Policyholder reserves	$33,714,025	$44,234,336	$(10,520,311)
	Deferred acquisition costs	42,379,117	70,818,973	(28,439,856)
	Compensation and benefits	2,320,355	6,372,679	(4,052,324)
	Investments	850,495	—	850,495
	Net operating loss carryforward	378,696,773	640,182,855	(261,486,082)
	Tax credit carryforward	12,122,699	191,066,199	(178,943,500)
	Other	5,359,285	9,698,623	(4,339,338)
	Subtotal: DTA Ordinary	475,442,749	962,373,665	(486,930,916)
	Total adjusted gross ordinary DTA	475,442,749	962,373,665	(486,930,916)
	Nonadmitted ordinary DTA	315,490,484	740,325,673	(424,835,189)
	Admitted ordinary DTA	159,952,265	222,047,992	(62,095,727)
	DTA: Capital
	Investments	4,265,999	6,847,726	(2,581,727)
	Subtotal: DTA Capital	4,265,999	6,847,726	(2,581,727)
	Total adjusted gross capital DTA	4,265,999	6,847,726	(2,581,727)
	Admitted capital DTA	4,265,999	6,847,726	(2,581,727)
	Total Admitted DTA	$164,218,264	$228,895,718	$(64,677,454)

37

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

DTL: Ordinary
Investments	$2,812,556	$8,896,439	$(6,083,883)
Deferred and uncollected premium	29,751	1,168,603	(1,138,852)
Policyholder reserves	24,927,179	42,517,287	(17,590,108)
Other	630,000	68,781,084	(68,151,084)
Gross DTL ordinary	28,399,486	121,363,413	(92,963,927)
DTL: Capital
Investments	5,562,778	1,225,810	4,336,968
Gross DTL capital	5,562,778	1,225,810	4,336,968
Total DTL	33,962,264	122,589,223	(88,626,959)
Net adjusted DTA/(DTL)	$130,256,000	$106,306,495	$23,949,505
Adjust for the change in deferred tax on unrealized gains/losses			4,092,863
Adjust for the stock compensation transfer			1,629,244
Adjust for the change in nonadmitted deferred tax			(424,835,189)
AMT receivable reclass			173,530,180
Intercompany settlement of DTA			2,160,604
Adjusted change in net deferred Income Tax			$(219,472,793)

D.	Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2017	income	2016	income	2015	income
	Tax effect	$126,926,995	Tax effect	$129,365,110	Tax effect	$101,842,924
Statutory tax - 35%	$44,424,448	35.00%	$45,277,788	35.00%	$35,645,023	35.00%
Tax preferred investments	(57,083,258)	(44.97)%	(43,690,668)	(33.77)%	(87,245,687)	(85.67)%
Subsidiary value write down	—	0.00%	27,300,293	21.10%	—	—%
Interest maintenance reserve	414,264	0.33%	3,132,052	2.42%	19,337,905	18.99%
Amortization of inception gain	(8,956,683)	(7.06)%	(10,236,210)	(7.91)%	(21,619,703)	(21.23)%
IRS Audit adjustments	—	0.00%	38,226,226	29.54%	—	—%
VA Hedge Reclass	(42,956,592)	(33.84)%	6,712,342	5.19%	(44,333,658)	(43.53)%
Prior period adjustments	(59,827,603)	(47.14)%	—	0.00%	—	—%
Tax Reform	301,344,827	237.42%	—	0.00%	—	—%
Change in deferred tax on non-admitted assets	840,802	0.66%	—	0.00%	—	—%
Intercompany settlement of DTA	(2,160,604)	(1.70)%	—	0.00%	—	—%
All other	(451,900)	(0.37)%	(3,264,167)	(2.52)%	(3,008,755)	(2.95)%
Total statutory income tax	175,587,701	138.33%	63,457,656	49.05%	(101,224,875)	(99.39)%
Federal and foreign income taxes incurred	(43,885,093)	(34.58)%	(16,780,987)	(12.97)%	20,928,501	20.56%
Change in net deferred income taxes	219,472,794	172.91%	80,238,643	62.02%	(122,153,376)	(119.94)%
Total statutory income tax	$175,587,701	138.34%	$63,457,656	49.05%	$(101,224,875)	(99.39)%

E.	Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2017, the Company had $1,803,317,967 of net operating loss carryforwards which expire between 2023 and 2031, $12,122,699 of foreign tax credit carryforwards which expire between 2023 and 2024, and AMT credits of $173,530,180 which will be refunded through 2022.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2017	—
2016	—
2015	—

38

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2017.

F.	Consolidated Federal Income Tax Return

1. The Company’s federal income tax return is consolidated within The Hartford’s consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)	Hartford Life Private Placement, LLC
1stAgChoice, Inc.	Hartford Life, Inc.
Access CoverageCorp Technologies, Inc.	Hartford Life, LTD.
Access CoverageCorp, Inc.	Hartford Lloyd's Corporation
American Maturity Life Insurance Company	Hartford Lloyd's Insurance Company
Business Management Group, Inc.	Hartford of Texas General Agency, Inc.
Cervus Claim Solutions LLC	Hartford Residual Market, LLC
DMS R, LLC	Hartford Securities Distribution Company, Inc.
Fencourt Reinsurance Company, Ltd.	Hartford Specialty Insurance Services of Texas, LLC
First State Insurance Company	Hartford Strategic Investments LLC
Fountain Investors I LLC	Hartford Underwriters General Agency, Inc.
Fountain Investors II LLC	Hartford Underwriters Insurance Company
Fountain Investors III LLC	Hartford-Comprehensive Employee Benefit Service Co.
Fountain Investors IV LLC	Heritage Holdings, Inc.
FP R, LLC	Heritage Reinsurance Company, Ltd.
FTC Resolution Company, LLC	HIMCO Distribution Services Company
Hart Re Group, LLC	HL Investment Advisors, LLC
Hartford Accident and Indemnity Company	HLA LLC
Hartford Administrative Services Company	Horizon Management Group LLC
Hartford Casualty General Agency, Inc.	HRA Brokerage Services. Inc.
Hartford Casualty Insurance Company	Lanidex Class B, LLC (f/ka Lanidex Class B LP, LLC. name changed)
Hartford Financial Services LLC	Lanidex R, LLC
Hartford Fire General Agency, Inc.	Lattice Strategies LLC
Hartford Fire Insurance Company	Maxum Casualty Insurance Company
Hartford Funds Distributors, LLC	Maxum Indemnity Company
Hartford Funds Management Company, LLC	Maxum Specialty Services Corporation
Hartford Funds Management Group, Inc.	MPC Resolution Company LLC (a.k.a. "MPC")
Hartford Group Benefits Holding Company	New England Insurance Company
Hartford Holdings, Inc.	New England Reinsurance Corporation
Hartford Insurance Company of Illinois	New Ocean Insurance Co., Ltd.
Hartford Insurance Company of the Midwest	Northern Homelands Company
Hartford Insurance Company of the Southeast	Nutmeg Insurance Agency, Inc.
Hartford Integrated Technologies, Inc.	Nutmeg Insurance Company
Hartford International Life Reassurance Corp.	Pacific Insurance Company, Limited
Hartford Investment Management Co.	Property & Casualty Insurance Co. of Hartford
Hartford Life and Accident Insurance Company	Sentinel Insurance Company, Ltd.
Hartford Life and Annuity Insurance Company	Trumbull Flood Management, LLC
Hartford Life Insurance Company	Trumbull Insurance Company
Hartford Life International Holding Company	Twin City Fire Insurance Company

2.	Federal Income Tax Allocation

Estimated tax payments are made quarterly, at which time intercompany tax balances are settled. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

39

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $8,863,400 and $43,678,211 respectively, as of December 31, 2017 and $8,148,797 and $48,441,360 respectively, as of December 31, 2016.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2017	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$14,686,319,652	$974,679,315	$(12,199,904,057)	$3,461,094,910
Liability for deposit-type contracts	27,322,381	485,714,693	(4,499)	513,032,575
Policy and contract claim liabilities	170,509,249	32,270,719	(167,598,735)	35,181,233
Premium and annuity considerations	1,118,219,251	98,793,627	(987,068,482)	229,944,396
Death, annuity, disability and other benefits	1,049,822,086	115,831,353	(873,182,466)	292,470,973
Surrenders and other fund withdrawals	4,016,631,491	187,693,017	(452,535,068)	3,751,789,440

2016	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,737,668,338	$1,009,814,809	$(11,124,064,437)	$3,623,418,710
Liability for deposit-type contracts	31,932,206	714,653,231	(3,645)	746,581,792
Policy and contract claim liabilities	144,070,692	20,007,238	(142,964,875)	21,113,055
Premium and annuity considerations	1,248,178,977	109,299,565	(1,074,130,692)	283,347,850
Death, annuity, disability and other benefits	921,467,688	106,615,608	(764,521,986)	263,561,310
Surrenders and other fund withdrawals	4,383,813,770	184,833,390	(443,569,567)	4,125,077,593

2015	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,096,202,774	$1,032,533,433	$(10,423,928,459)	$3,704,807,748
Liability for deposit-type contracts	37,351,852	934,859,443	(1,817)	972,209,478
Policy and contract claim liabilities	173,742,873	19,580,979	(172,841,525)	20,482,327
Premium and annuity considerations	1,358,118,477	108,221,449	(1,153,228,469)	313,111,457
Death, annuity, disability and other benefits	990,762,200	267,631,533	(837,201,360)	421,192,373
Surrenders and other fund withdrawals	5,789,852,802	186,423,521	(424,779,950)	5,551,496,373

a. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to us, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on our financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2017, the Company has one reinsurance-related concentration of credit risk greater than 10% of the Company’s capital and surplus. This concentration, which is actively monitored, is as follows: reserve credits totaling $12.1 billion for Prudential offset by $9.0 billion of market value of assets held in trust, for a net exposure of $3.1 billion. As of December 31, 2016, the Company had one reinsurance-related concentration of credit risk greater than 10% of the Company’s capital and surplus. The concentration, which was actively monitored, was as follows: reserve credits totaling $11.0 billion for Prudential offset by $7.6 billion of market value of assets held in trust, for a net exposure of $3.4 billion.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $122.0 million in 2017, an increase of $2.3 million from the 2016 balance of $119.7 million. The total amount of reinsurance credits taken for this agreement was $187.7 million in 2017, an increase of $3.6 million from the 2016 balance of $184.1 million.

40

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. As part of this transaction a reinsurance gain of approximately $600 million, before tax, was deferred and will be amortized over 20 years as earnings are estimated to emerge from the business reinsured. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and decreases of gain on inforce reinsurance on the Statements of Changes in Capital and Surplus, totaled $25.6 million, $29.2 million and $63.6 million for 2017, 2016 and 2015, respectively.

On June 30, 2014, HLIC’s parent, HLI, completed the sale of all of the issued and outstanding equity of HLIKK, a Japan affiliate, to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Concurrent with the sale, HLIKK recaptured certain risks that had been reinsured to the Company and HLIC by terminating intercompany agreements.

Upon closing, the Buyer is responsible for all liabilities for the recaptured business. The Company continues to provide reinsurance to the Buyer for approximately $0.5 billion of fixed payout annuities, as of December 31, 2017, related to the “3Win” product formerly written by HLIKK.

Under this agreement, the Buyer continues to cede the following: in-force “3Win” annuities which bundled guaranteed minimum accumulation benefits (“GMAB”), GMIB and GMDB product features and risks. The liability for this assumed reinsurance is presented within Liability for deposit-type contracts on the Statements of Admitted Assets, Liabilities and Capital and Surplus. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2017, 2016 and 2015.

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees are charged by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2017 and 2016, the Company reported $0 and $199,732, respectively, as receivables from and $13,126,682 and $5,659,200, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

The Company participates in an Intercompany Liquidity Agreement (the “Agreement”) that The Hartford entered into with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allows for short-term advances of funds between Hartford affiliates for liquidity and other general corporate purposes. The Company had no issued and outstanding notes as of December 31, 2017 and 2016.

On October 19, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $550,000,000 from HLAI to HLIHC. HLAI paid the dividend on October 30, 2017.

On September 1, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $150,000,000 from HLAI to HLIHC. HLAI paid the dividend on September 14, 2017.

On January 5, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $300,000,000 from HLAI to HLIHC. HLAI paid the dividend on January 30, 2017.

On June 16, 2016, The Hartford received permission from the Department to pay an extraordinary dividend of $250,000,000 from HLAI to HLIHC. HLAI paid the dividend on July 15, 2016.

41

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

On January 13, 2016, The Hartford received permission from the Department to pay an extraordinary dividend of $500,000,000 from HLAI to HLIC. HLAI paid the dividend on January 29, 2016.

On June 29, 2015, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC and $500,000,000 from HLIC to Hartford Life, Inc. ("HLI"). HLAI and HLIC paid these returns of capital on July 15, 2015.

On January 9, 2015, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC and $500,000,000 from HLIC to HLI. HLAI and HLIC paid these returns of capital on January 30, 2015.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

The Hartford maintains The Hartford Retirement Plan for U.S. employees, a U.S. qualified defined benefit pension plan (the “Plan”), that covers substantially all U.S. employees of the Company hired prior to January 1, 2013. The Hartford also maintains non-qualified pension plans to provide retirement benefits previously accrued that are in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the “Pension Plans."

Effective December 31, 2012, The Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the Plan, although interest will continue to accrue to existing account balances. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess pension benefit plan for certain highly compensated employees.

For the years ended December 31, 2017, 2016 and 2015, the Company incurred expenses related to the Pension Plans of $41,450,436, $4,740,669 and $4,778,327, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

On June 30, 2017, The Hartford purchased a group annuity contract to transfer approximately $1.6 billion of its outstanding pension benefit obligations related to certain U.S. retirees, terminated vested participants, and beneficiaries to a third-party. In connection with this transaction, The Hartford made a $280 million contribution to the U.S. qualified pension plan in September, 2017 in order to maintain the plan's pre-transaction funded status.

On January 2, 2018, the assets of the plan previously invested in the separate accounts of HLIC were transferred to a third party custodian.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates on or after January 1, 2002. As of December 31, 2012, The Hartford’s other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. The expenses allocated to the Company for other postretirement benefits were not material to the results of operations for 2017, 2016 and 2015.

42

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Substantially all U.S. employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in a variety of investments including up to 10% in common stock of The Hartford. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Hartford also maintains a non-qualified savings plan, The Hartford Excess Savings Plan, with the same level of matching contributions excluding the non-elective contributions with respect to employee compensation in excess of the limit that can be recognized under the tax-qualified Investment and Savings Plan. Eligible compensation includes overtime and bonuses but is limited to a total of $1,000,000 annually. The cost allocated to the Company for the years ended December 31, 2017, 2016, and 2015 was $2,333,035, $1,863,183 and $1,663,096, respectively.

The Company participates in postemployment plans sponsored by, and included in the financial statements of, the Hartford Fire Insurance Company. These plans provide for medical and salary continuation benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for 2017, 2016, and 2015.

9. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. Dividends paid totaled $1.0 billion in 2017, and $750 million in 2016. No dividends were paid in 2015. For returns of capital, see Note 7. With respect to dividends to its parent HLIHC, the Company’s dividend limitation under the holding company laws of Connecticut is $320,188,919 in 2018. See Note 12 Other.

Unassigned Funds

The portion of unassigned funds reduced by each item below at December 31 was as follows:

	2017	2016
Unrealized capital losses, gross of tax	$(228,315,536)	$(107,705,057)
Nonadmitted asset values	331,131,052	752,945,336
Asset valuation reserve	34,894,589	36,012,232

10. Separate Accounts

The Company maintained Separate Account assets totaling $30,517,487,239 and $29,882,167,087 as of December 31, 2017 and 2016, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2017 and 2016, the Company’s Separate Account statement included legally insulated assets of $30,517,487,239 and $29,882,167,087, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

43

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

Separate Account fees, net of minimum guarantees, were $603,735,208, $620,498,300 and $710,679,585 for the years ended December 31, 2017, 2016 and 2015, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2017 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the
year ended December 31, 2017	$—	$—	$—	$397,893,498	$397,893,498
Reserves at year-end:
For accounts with assets at:
Fair value	$—	$—	$—	$30,404,420,780	$30,404,420,780
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$30,404,420,780	$30,404,420,780
By withdrawal characteristics:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With market value adjustment	—	—	—	—	—
At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	30,008,106,378	30,008,106,378
At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	30,008,106,378	30,008,106,378
Not subject to discretionary withdrawal	—	—	—	396,314,402	396,314,402
Total	$—	$—	$—	$30,404,420,780	$30,404,420,780

Below is a reconciliation of net transfers from Separate Accounts as of December 31,

	December 31, 2017	December 31, 2016	December 31, 2015
Transfer to Separate Accounts	$397,893,498	$428,564,804	$493,301,666
Transfer from Separate Accounts	4,031,435,195	4,436,510,790	5,673,300,519
Net Transfer from Separate Accounts	(3,633,541,697)	(4,007,945,986)	(5,179,998,853)
Internal exchanges and other Separate Account activity	3,405,434	54,158,782	(29,214,533)
Transfer from Separate Accounts on the Statements of Operations	$(3,630,136,263)	$(3,953,787,204)	$(5,209,213,386)

11. Commitments and Contingent Liabilities

a. Litigation

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

b. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion

44

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2017, 2016, and 2015. The Company has a guaranty fund receivable of $363,597 and $637,238 as of December 31, 2017 and 2016, respectively.

c. Leases

As discussed in Note 7, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by the Company was $918,538, $786,827 and $6,380,352 in 2017, 2016, and 2015, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut.

d. Tax Matters

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2014. The federal audit of the years 2012 and 2013 was completed as of March 31, 2017 with no additional adjustments. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.

The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD. The Company recorded benefits of $57,083,258, $43,690,668, and $87,245,687 related to the Separate Account DRD for the years ended December 31, 2017, 2016, and 2015, respectively.

e. Funding Obligations

At December 31, 2017 and 2016 the Company has outstanding commitments totaling $12,683,611 and $15,293,820, of which $625,361 and $849,920 was committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2017, $8,000,000 is related to commercial whole loans expected to fund in the first half of the following year. At December 31, 2017 and 2016, $4,058,250 and $14,443,900, respectively is related to various funding obligation associated with private placement securities.

12. Other

On December 3, 2017, the Company’s indirect parent, Hartford Holdings, Inc. (HHI) entered into a definitive agreement to sell Hartford Life, Inc. (HLI), the Company's indirect parent, together with HLI’s run-off life and annuity insurance subsidiaries (primarily HLIC and HLAI), to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. Under the terms of the purchase and sale agreement (the agreement), the investor group will form a limited partnership that will acquire HLI, a holding company and HLI’s life and annuity operating subsidiaries, including the Company. The transaction is subject to the satisfaction or waiver of customary closing conditions, including regulatory approvals, and certain other conditions, including a pre-closing dividend to HHI expected to be $300 million, partly funded by a dividend from HLAI, in addition to dividends and contribution discussed below.

The agreement contains several provisions that are contingent upon the close of the transaction and, therefore, will be accounted for at the time of the closing of the sale. As a condition of the close, the Company and its affiliates will forego certain deferred tax assets associated with net operating loss carryovers and foreign tax credits that will be retained by The Hartford.

At close, HHI will pay the Company and its affiliates for certain assets that will be transferred to HHI related to the reallocation of alternative minimum tax credits and other tax settlements. Amounts paid to the Company and its affiliates for these assets will

45

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

be returned to HHI in the form of a dividend at the closing date. In addition, as part of the agreement, HHI will reimburse the Company for leakage as defined in the agreement, including making HLIC whole for certain decreases in statutory surplus before closing.

Immediately following the close of the transaction, the Company and HLIC intend to enter into a reinsurance agreement with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group, to reinsure the majority of the Company’s payout annuity contracts, along with certain structured settlement contracts and variable annuitizations. The net impact of this reinsurance transaction on the Company’s and HLIC’s results of operations and financial condition is expected to approximate the ceding commission to be received.

Following the sale, The Hartford will manage invested assets of the Company for an initial term of five years and provide transition services for an agreed upon time period. In addition, subsequent to closing, the Company will continue to collect revenue sharing fees from The Hartford’s mutual funds business related to Hartford HLS funds held in the Company’s Separate Accounts.

13. Subsequent Events

HLIC and HLAI received approval from the State of Connecticut Department of Insurance on January 22, 2018, to enter into an assumption reinsurance agreement effective February 1, 2018. Under this agreement HLIC will transfer approximately $4.5 billion of reserves and $0.1 billion of associated interest maintenance reserve liability along with cash and invested assets with a book value totaling $4.7 billion, equal to the liabilities, to HLAI. Certain payout annuities included in the reinsurance agreement are covered by guarantees from other affiliates of the Hartford, and these guarantees will transfer to HLAI under the transaction. This is considered a non-economic transaction and HLAI and HLIC expect no material impacts to surplus as a result of this transaction.

The Company has evaluated events subsequent to December 31, 2017, through April 10, 2018, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements.

46

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement
(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)
	(2)	Not applicable.
	(3)	(a) Principal Underwriter Agreement.(2)
	(3)	(b) Amended and Restated Principal Underwriter Agreement.(3)
	(3)	(c) Form of Dealer Agreement.(4)
	(4)	(a) Form of Individual Flexible Premium Variable Annuity Contract. (5)
	(4)	(b) Amendatory Rider - Annuity Commencement Date Deferral Option (6)
	(5)	Form of Application.(7)
	(6)	(a) Certificate of Incorporation of Talcott Resolution
	(6)	(b) Amended and Restated Bylaws of Talcott Resolution
	(7)	Form of Reinsurance Agreement.(8)
	(8)	Form of Fund Participation Agreement. (9)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
	(10)	Consents of Deloitte & Touche LLP
	(11)	No financial statements are omitted
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.
(1) Incorporated by reference to Item 24(b)(1) of Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.
(2) Incorporated by reference to Item 24(b)(3)(a) of Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.
(3) Incorporated by reference to Item 24(b)(3)(b) of Post-Effective Amendment No. 9, to the Registration Statement, File No. 333-119415, filed on July 20, 2007.
(4) Incorporated by reference to Item 24(b)(3)(c) of Post-Effective Amendment No. 19, to the Registration Statement File No. 33-73570, filed on April 14, 1997.
(5) Incorporated by reference to Item 24(b)(4)(a) of Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101945, filed on April 7, 2003.
(6) Incorporated by reference to Item 24(b)(4)(b) of Post-Effective Amendment No. 17, to the Registration Statement File No. 333-105256, filed on November 15, 2016.
(7) Incorporated by reference to Item 24(b)(5) of Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101944, filed on April 7, 2003.
(8) Incorporated by reference to Item 24(b)(7) of Post-Effective Amendment No. 27 to the Registration Statement File No. 033-73570, filed on April 2, 1999.
(9) Incorporated by reference to Item 24(b)(8) of Post-Effective Amendment No. 7 to the Registration Statement File No. 333-119418, filed on September 17, 2007.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Ellen T. Below	Vice President and Chief Communications Officer
Jeremy Billiel	Assistant Vice President and Treasurer
John B. Brady	Vice President and Chief Actuary
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President and Director of Tax
Christopher J. Dagnault (1)	Vice President
George Eknaian	Senior Vice President and Chief Risk Officer
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Diane Krajewski	Vice President and Chief Human Resources Officer
Craig D. Morrow	Vice President and Appointed Actuary
Matthew J. Poznar	Senior Vice President and Chief Investment Officer, Director
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Peter F. Sannizzaro	President and Chief Operating Officer, Director
Robert Siracusa	Vice President and Chief Financial Officer, Director
Leslie T. Soler	Assistant Vice President and Corporate Secretary
Samir Srivastava	Vice President and Chief Technology Officer

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Filed herein as Exhibit 99.26.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of April 30, 2018, there were 67,410 owners of qualified contracts and 56,207 owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)    TDC acts as principal underwriter for the following investment companies:

Talcott Resolution Life Insurance Company - Separate Account One
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (Variable Account "A")
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Ten
Talcott Resolution Life Insurance Company - Separate Account Three
Talcott Resolution Life Insurance Company - Separate Account Five
Talcott Resolution Life Insurance Company - Separate Account Seven
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve
Talcott Resolution Life and Annuity Insurance Company - Separate Account One
Talcott Resolution Life and Annuity Insurance Company - Separate Account Ten
Talcott Resolution Life and Annuity Insurance Company - Separate Account Three
Talcott Resolution Life and Annuity Insurance Company - Separate Account Five
Talcott Resolution Life and Annuity Insurance Company - Separate Account Six
Talcott Resolution Life and Annuity Insurance Company - Separate Account Seven
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLI
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLII
American Maturity Life Insurance Company Separate Account AMLVA
American Maturity Life Insurance Company - Separate Account One
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One
Nutmeg Life Insurance Company - Separate Account One
Union Security Insurance Company - Variable Account C
Union Security Insurance Company - Variable Account D
Union Security Life Insurance Company - Separate Account A

(b) Directors and Officers of TDC

Name	Positions and Offices with Underwriter
Christopher S. Conner	Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (1)	Chief Executive Officer and President, Director
Diane Krajewski	Chairman of the Board, Director
James Anthony Maciolek	FINOP, Chief Financial Officer and Controller
Robert R. Siracusa	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125.

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Talcott Resolution at 1 Griffin Road North, Windsor, CT 06095.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Talcott Resolution hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by us.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Windsor, and State of Connecticut on June 28, 2018.

Talcott Resolution Life and Annuity Insurance Company
Separate Account Seven (Registrant)

By:	Peter F. Sannizzaro*	*By:	/s/ Lisa Proch
	Peter F. Sannizzaro		Lisa Proch
	President		Attorney-in-Fact

Talcott Resolution Life and Annuity Insurance Company
(Depositor)

By:	Peter F. Sannizzaro*
Peter F. Sannizzaro
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Peter F. Sannizzaro, President, Director*	*By:	/s/ Lisa Proch
Matthew J. Poznar, Senior Vice President, Director*		Lisa Proch
Robert R. Siracusa, Chief Financial Officer, Director*		Attorney-in-Fact
	Date:	June 28, 2018

333-105256

EXHIBIT INDEX
(6)(a)	Certificate of Incorporation of Talcott Resolution
(6)(b)	Amended and Restated Bylaws of Talcott Resolution
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consents of Deloitte & Touche LLP
(26)	Organizational Chart
(99)	Power of Attorney